Nuveen All-American Municipal Bond Fund
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.1%
	MUNICIPAL BONDS – 100.1%
	Alabama – 1.1%
$4,220	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc, Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	BBB+	$4,738,975
14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	19,131,289
500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	529,665
12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A3	13,336,755
7,985	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A3	8,695,665
	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A:
3,055	4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	3,301,844
1,165	5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	1,286,335
43,395	Total Alabama			51,020,528
	Alaska – 0.2%
3,855	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding Three Series 2016, 5.000%, 12/01/27	No Opt. Call	AA-	4,795,659
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	7/19 at 100.00	B3	2,000,000
5,855	Total Alaska			6,795,659
	Arizona – 1.9%
3,045	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	3,148,256
9,405	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	10,795,623
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
1,250	5.000%, 9/01/37	9/28 at 100.00	A2	1,473,913
935	5.000%, 9/01/42	9/28 at 100.00	A2	1,088,536
4,120	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 2.470%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.57% spread) (4)	10/23 at 100.00	AA-	4,121,689
2,500	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018, 5.000%, 7/01/36	7/27 at 100.00	AAA	3,017,300

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$215	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (5)	$238,368
4,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/31 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (5)	4,146,560
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,224,266
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	8,657,040
610	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB	626,342
1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.400%, 7/01/47 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,099,180
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
2,205	6.000%, 7/01/33	7/20 at 102.00	BB-	2,226,852
2,325	6.000%, 7/01/43	7/20 at 102.00	BB-	2,326,279
195	6.000%, 7/01/48	7/20 at 102.00	BB-	194,199
440	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	7/20 at 102.00	BB-	451,915
400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	415,488
3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A+ (5)	3,992,619
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	A3	1,245,840
13,155	5.000%, 12/01/32	No Opt. Call	A3	16,674,620
7,675	5.000%, 12/01/37	No Opt. Call	A3	9,985,482
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,760,837
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,142,964
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,165,725
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,090,290
721	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/19 at 100.00	N/R	718,707
72,321	Total Arizona			85,028,890
	Arkansas – 0.3%
11,340	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	11,789,971

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
$500	5.750%, 6/01/30 (Pre-refunded 6/01/20), 144A	6/20 at 100.00	N/R (5)	$519,955
1,020	6.000%, 6/01/40 (Pre-refunded 6/01/20), 144A	6/20 at 100.00	N/R (5)	1,063,014
12,860	Total Arkansas			13,372,940
	California – 18.5%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
14,510	5.000%, 10/01/35	10/26 at 100.00	BBB+	16,862,942
4,300	5.000%, 10/01/36	10/26 at 100.00	BBB+	4,983,657
6,045	5.000%, 10/01/37	10/26 at 100.00	BBB+	6,986,388
50	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	48,713
2,350	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa (5)	2,312,612
9,715	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/47 (6)	5/40 at 100.00	Aa3	7,549,332
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38	4/27 at 100.00	AA-	10,988,400
2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,270,320
12,705	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	13,969,147
5,450	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2017B, 4.000%, 4/01/47	4/27 at 100.00	A2	5,821,254
12,060	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	AA	14,041,699
10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	AA-	11,837,900
4,650	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	AA-	5,381,538
1,670	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	BBB+	1,954,735
3,015	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	3,429,623
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
1,395	5.000%, 2/01/30	2/27 at 100.00	AA	1,724,904
1,105	5.000%, 2/01/31	2/27 at 100.00	AA	1,354,332
5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA-	5,151,663
485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	548,259

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	$2,457,338
2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52	8/23 at 100.00	AA-	2,551,304
1,495	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,626,336
3,255	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB (5)	3,435,099
	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017:
470	5.000%, 10/01/29	10/27 at 100.00	Baa1	576,060
1,165	5.000%, 10/01/30	10/27 at 100.00	Baa1	1,416,209
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
7,745	5.000%, 7/01/42	7/27 at 100.00	Baa2	8,856,640
7,385	5.000%, 7/01/47	7/27 at 100.00	Baa2	8,399,625
5,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	Baa2	5,717,650
29,900	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB+	34,980,010
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,000	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,154,080
1,040	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,200,139
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
1,750	5.000%, 2/01/42	2/27 at 100.00	A-	2,007,163
8,875	5.000%, 2/01/47	2/27 at 100.00	A-	10,112,441
640	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A	1/29 at 100.00	Baa3	758,464
1,625	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	Baa3	1,943,776
1,100	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/37	10/26 at 100.00	BBB-	1,243,209
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A+	1,053,250
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	A+ (5)	1,030,930
33,630	California State University, Systemwide Revenue Bonds, Series 2018A, 5.000%, 11/01/48	11/28 at 100.00	Aa2	40,816,395
700	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 14.190%, 3/01/40 – AGM Insured, 144A (IF) (7)	3/20 at 100.00	AA	778,190

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	AA-	$1,436,694
12,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	AA-	14,099,400
3,960	California State, General Obligation Bonds, Various Purpose Series 2019, 5.000%, 4/01/49	4/29 at 100.00	AA-	4,844,426
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB	1,109,110
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,100	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	1,220,571
1,365	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	1,508,052
26,380	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	29,427,154
5,800	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	5,871,340
1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	A-	1,743,164
600	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	694,632
2,900	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57	12/27 at 100.00	A+	3,346,310
	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
4,000	5.000%, 5/15/47	5/27 at 100.00	Baa1	4,651,600
2,750	5.000%, 5/15/50	5/27 at 100.00	Baa1	3,187,663
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.750%, 7/01/30	7/19 at 100.00	CC	821,659
5,300	5.750%, 7/01/35	7/19 at 100.00	CC	5,276,097
2,000	5.500%, 7/01/39	7/19 at 100.00	CC	1,990,320
4,955	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014A, 5.000%, 8/01/44	8/22 at 102.00	AA-	5,542,564
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	452,260
6,170	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	6,976,913
5,500	Escondido Union School District, San Diego County, California, General Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47	8/27 at 100.00	AAA	5,977,345
510	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Facilties District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (5)	514,401

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
$1,695	0.000%, 1/15/33	No Opt. Call	A-	$1,099,072
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	6,273,600
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/19 at 100.00	A	1,393,490
10,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%, 8/01/48	8/27 at 100.00	Aa3	10,868,400
6,285	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	6,363,562
46,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	7/19 at 19.77	CCC+	7,302,875
9,000	Irvine Ranch Water District, California, Certificates of Participation, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	10,875,060
1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Superior Lien Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA	1,039,020
1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,848,251
2,750	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	3,161,208
	Long Beach, California, Harbor Revenue Bonds, Series 2017:
1,600	5.000%, 5/15/36 (AMT)	5/27 at 100.00	AA	1,906,464
1,400	5.000%, 5/15/37 (AMT)	5/27 at 100.00	AA	1,660,624
1,410	5.000%, 5/15/40 (AMT)	5/27 at 100.00	AA	1,658,738
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
7,500	5.000%, 5/15/44 (WI/DD, Settling 7/11/19)	5/29 at 100.00	Aa2	9,230,550
7,500	5.000%, 5/15/49 (WI/DD, Settling 7/11/19)	5/29 at 100.00	Aa2	9,180,825
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A:
9,330	5.000%, 7/01/39	7/28 at 100.00	AAA	11,540,743
10,340	5.000%, 7/01/44	7/28 at 100.00	AAA	12,596,705
15,265	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44 (AMT)	11/27 at 100.00	AA-	18,067,959
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/48 (AMT)	5/29 at 100.00	AA-	12,030,900
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D:
7,500	5.000%, 7/01/43	7/28 at 100.00	AA	9,136,875
6,000	5.000%, 7/01/48	7/28 at 100.00	AA	7,239,300
12,555	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A, 5.250%, 7/01/49	1/29 at 100.00	AA	15,627,208

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
$2,300	5.000%, 7/01/34	1/27 at 100.00	AA+	$2,825,228
2,500	5.000%, 7/01/35	1/27 at 100.00	AA+	3,059,650
7,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA+	9,003,450
1,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	AA (5)	1,003,330
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1:
8,945	5.000%, 7/01/34 – BAM Insured	1/28 at 100.00	AA	11,049,669
7,475	5.000%, 7/01/38	1/28 at 100.00	AAA	9,074,500
12,500	5.250%, 7/01/42	1/28 at 100.00	AAA	15,298,500
	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A:
9,320	5.000%, 6/01/43	6/28 at 100.00	AA	11,362,851
16,990	5.000%, 6/01/48	6/28 at 100.00	AA	20,548,046
2,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Subordinate Lien Series 2017B, 5.000%, 6/01/35	6/27 at 100.00	AA	3,066,625
500	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	558,465
3,000	Madera County, California, Certificates of Participation, Children's Hospital Central California, Series 2010, 5.375%, 3/15/36 (Pre-refunded 3/15/20)	3/20 at 100.00	AA- (5)	3,088,200
1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AA	1,018,250
1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,070,950
2,565	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A, 5.000%, 10/01/42, 144A	10/28 at 100.00	BBB-	2,857,077
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	4,201,904
2,500	6.500%, 11/01/39	No Opt. Call	A	3,771,175
11,305	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	9/19 at 100.00	N/R (5)	12,332,285
	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A:
1,250	5.000%, 8/15/41	8/26 at 100.00	N/R	1,418,275
2,000	5.000%, 8/15/46	8/26 at 100.00	N/R	2,259,940
	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A:
500	5.000%, 10/01/28 – BAM Insured	4/27 at 100.00	AA	625,315
500	5.000%, 10/01/30 – BAM Insured	4/27 at 100.00	AA	615,030

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$840	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	7/19 at 102.00	CCC+	$827,056
1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/19 at 100.00	N/R	1,748,178
3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (5)	3,052,950
1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	1,805,743
3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	AA-	3,537,401
5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA-	2,861,155
15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (6)	8/36 at 100.00	AA	16,778,400
4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37 (Pre-refunded 6/30/20)	6/20 at 100.00	A- (5)	4,195,800
5,775	Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A, 5.000%, 8/01/39	8/28 at 100.00	AA-	7,105,098
715	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	814,106
	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C:
4,305	5.000%, 7/01/37 (AMT)	7/28 at 100.00	A+	5,191,787
6,000	5.000%, 7/01/38 (AMT)	7/28 at 100.00	A+	7,216,560
5,000	5.000%, 7/01/39 (AMT)	7/28 at 100.00	A+	5,998,700
860	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/19 at 100.00	N/R	864,360
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
8,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	A	9,454,000
2,500	5.000%, 7/01/47	7/27 at 100.00	A	2,966,250
3,615	5.000%, 7/01/47 (AMT)	7/27 at 100.00	A	4,251,818
6,895	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47	8/28 at 100.00	Aa3	8,570,761
	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
1,815	5.000%, 9/01/36	9/26 at 100.00	AA	2,190,687
6,160	5.000%, 9/01/40	9/26 at 100.00	AA	7,350,235
12,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A+	14,141,433
12,715	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47 (AMT)	5/27 at 100.00	A+	14,845,907

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A+	$6,006,550
1,820	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	1,844,679
670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A- (5)	672,894
13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB+	14,948,535
9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	A-	10,999,279
2,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/22 (AMT)	No Opt. Call	A	2,185,200
5,350	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	AA+	4,111,528
440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (5)	480,344
2,355	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38 (Pre-refunded 12/01/19)	12/19 at 100.00	A+ (5)	2,391,903
275	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	289,872
500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	BBB+ (5)	557,505
4,750	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.125%, 6/01/46	7/19 at 100.00	B+	4,760,307
920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured (Pre-refunded 9/01/20)	9/20 at 100.00	AA (5)	961,152
3,500	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/47	1/28 at 100.00	BBB+	3,978,450
5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured (6)	8/26 at 100.00	AA	5,982,300
1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured (Pre-refunded 8/01/19)	8/19 at 100.00	AA (5)	1,504,875
	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	2,187,471
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,170,604
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	2,353,520

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
$1,425	5.000%, 9/01/42	9/26 at 100.00	N/R	$1,615,295
1,205	5.000%, 9/01/47	9/26 at 100.00	N/R	1,360,927
7,505	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2007A, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Aa3	5,850,373
11,250	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (6)	No Opt. Call	Aa2	9,982,575
788,760	Total California			842,198,068
	Colorado – 4.7%
500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	521,270
1,400	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	A+	1,543,402
2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/19 at 100.00	BB+	2,069,171
3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	3,451,616
2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	AA-	2,512,400
6,570	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory Put 11/20/25)	No Opt. Call	AA	7,862,976
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (5)	1,507,620
1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	1,522,878
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	A-	12,968,640
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB+	804,678
6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45	6/25 at 100.00	A-	6,824,418
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	3,199,620
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA-	3,055,830
1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	1,172,094

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	$1,086,260
8,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	Aa2	9,637,120
1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (5)	1,163,890
1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB+	2,052,297
1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	AA-	1,818,472
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (AMT)	11/23 at 100.00	A+	5,625,800
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
4,000	5.000%, 12/01/26 (AMT)	No Opt. Call	A+	4,875,600
10,510	5.000%, 12/01/34 (AMT)	12/28 at 100.00	A+	12,703,858
24,390	5.000%, 12/01/35 (AMT)	12/28 at 100.00	A+	29,355,804
19,500	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Improvement Series 2018A, 5.000%, 8/01/48	8/26 at 100.00	AA	22,794,330
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,250	5.000%, 12/01/26	No Opt. Call	Baa2	2,688,953
510	5.000%, 12/01/31	12/26 at 100.00	Baa2	590,549
3,500	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,062,135
1,200	5.000%, 12/01/33	12/26 at 100.00	Baa2	1,391,820
565	5.000%, 12/01/34	12/26 at 100.00	Baa2	655,061
300	5.000%, 12/01/35	12/26 at 100.00	Baa2	347,601
11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	10,446,413
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	15,492
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	293,852
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	13,618
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	16,275
9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	8,217,700
1,160	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,385,179
1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	1,066,650
1,764	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	1,792,894

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,365	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	$1,419,791
720	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	745,020
3,600	Fossil Ridge Metropolitan District No 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	3,679,020
660	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A, 5.125%, 12/01/38, 144A (WI/DD, Settling 7/02/19)	6/24 at 103.00	N/R	660,818
9,265	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46	12/21 at 103.00	N/R	9,355,056
2,145	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 5.000%, 12/01/45	12/25 at 100.00	Aa2	2,487,492
2,025	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2009, 6.375%, 12/01/37 – AGC Insured (Pre-refunded 12/01/19)	12/19 at 100.00	AA (5)	2,067,343
620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	691,951
6,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	6,509,097
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,170	6.250%, 11/15/28	No Opt. Call	A+	2,770,526
3,580	6.500%, 11/15/38	No Opt. Call	A+	5,278,674
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	BBB+	1,053,751
4,265	6.000%, 1/15/41	7/20 at 100.00	BBB+	4,417,602
575	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	Baa2	651,711
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	833,224
195,399	Total Colorado			215,735,312
	Connecticut – 0.7%
860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/53, 144A	9/26 at 100.00	BB	906,491
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A (5)	1,086,030
11,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA-	12,700,270
3,065	Connecticut Health and Educational Facilities Authoroity, Revneue Bonds, Connecticut State University System, Series 2019Q-2, 5.000%, 11/01/30	11/29 at 100.00	A1	3,879,616

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$1,675	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	A+	$1,923,185
6,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	7,243,535
428	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (5)	445,775
1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (5)	1,973,322
26,328	Total Connecticut			30,158,224
	Delaware – 0.1%
1,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	1,035,050
1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB+	1,064,810
2,450	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	2,816,985
600	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/58	1/28 at 100.00	BBB-	660,612
5,050	Total Delaware			5,577,457
	District of Columbia – 0.4%
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,470	5.000%, 10/01/33 (AMT)	10/28 at 100.00	AA-	10,358,471
3,000	5.000%, 10/01/34 (AMT)	10/28 at 100.00	AA-	3,651,660
3,000	5.000%, 10/01/35 (AMT)	10/28 at 100.00	AA-	3,641,670
14,470	Total District of Columbia			17,651,801
	Florida – 5.4%
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	336,303
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,549,274
1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	1,289,437
445	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	7/19 at 100.00	N/R	440,559
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured (Pre-refunded 10/01/21)	10/21 at 100.00	AA (5)	6,495,540

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
$1,500	4.750%, 7/01/40	7/25 at 100.00	CCC+	$1,094,850
1,380	5.000%, 7/01/50	7/25 at 100.00	CCC+	982,036
12,970	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	13,973,619
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
500	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	507,275
565	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	586,131
610	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	628,385
7,060	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2016B, 4.000%, 7/01/39	7/26 at 100.00	A+	7,643,297
910	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A	10/27 at 100.00	N/R	959,504
1,125	Cityplace Community Development District, Florida, Special Assessement and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,282,691
1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 – AGC Insured (Pre-refunded 12/01/19)	12/19 at 100.00	AA (5)	1,016,490
1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,039,990
2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,083,892
1,570	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	1,705,303
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	B+	1,031,640
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
710	5.500%, 6/15/22, 144A	No Opt. Call	N/R	724,733
500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	516,810
1,100	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	1,127,786
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,297,600
1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,607,790
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
8,200	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	1/20 at 104.00	N/R	8,046,332
8,200	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/20 at 105.00	N/R	7,995,082
16,200	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/20 at 105.00	N/R	15,756,282

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
$450	4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	$483,480
550	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	592,631
6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	A-	7,337,880
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A2	1,338,986
1,000	5.000%, 12/01/31	12/22 at 100.00	A2	1,105,260
3,000	5.000%, 12/01/37	12/22 at 100.00	A2	3,301,620
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	861,924
3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (AMT)	10/24 at 100.00	AA-	3,527,729
	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A:
6,285	5.250%, 10/01/42	10/27 at 100.00	AA	7,517,488
3,930	5.250%, 10/01/47	10/27 at 100.00	AA	4,677,289
695	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	7/19 at 100.00	BB-	695,250
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB-	885,412
1,375	5.750%, 6/15/42	6/22 at 100.00	BB-	1,388,681
6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45 (Pre-refunded 11/15/24)	11/24 at 100.00	A+ (5)	8,115,662
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21 (AMT), 144A	6/20 at 100.00	BBB+	902,629
9,500	4.200%, 12/15/25 (AMT), 144A	6/20 at 100.00	BBB+	9,686,010
6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	7,139,918
7,405	Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/47	9/22 at 100.00	AA-	8,088,778
860	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%, 8/01/36	8/27 at 100.00	A+	1,014,903
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1:
1,250	5.375%, 10/01/35 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R (5)	1,312,787
335	5.375%, 10/01/35 (Pre-refunded 10/01/20)	10/20 at 100.00	A (5)	351,398
12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (AMT)	10/25 at 100.00	A	13,901,568

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	AA-	$24,273,843
7,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2019A, 5.000%, 10/01/47	4/29 at 100.00	A+	8,866,575
	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	A-	572,638
625	5.000%, 6/01/32	6/21 at 100.00	A-	651,619
750	5.000%, 6/01/36	6/21 at 100.00	A-	779,183
875	5.125%, 6/01/42	6/21 at 100.00	A-	908,670
5,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	5,951,419
1,006	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,036,884
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
5,000	5.000%, 8/15/31	8/27 at 100.00	AA-	6,072,050
3,655	5.000%, 8/15/47	8/27 at 100.00	AA-	4,248,718
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A-	559,330
35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	38,102
210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	177,593
170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	7/19 at 100.00	N/R	2
475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (8)	7/19 at 100.00	N/R	5
435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	7/19 at 100.00	N/R	362,877
270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	7/19 at 100.00	N/R	185,412
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	9/19 at 100.00	N/R	3
250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	265,885
1,495	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,560,586
	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Refunding Series 2017:
2,380	5.000%, 10/15/42	10/27 at 100.00	A3	2,743,164
3,000	5.000%, 10/15/47	10/27 at 100.00	A3	3,449,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A-	$14,695,070
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
470	5.125%, 5/01/36	5/28 at 100.00	N/R	488,170
930	5.500%, 5/01/46	5/28 at 100.00	N/R	994,226
229,691	Total Florida			247,827,818
	Georgia – 1.1%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
2,500	6.750%, 1/01/35	1/28 at 100.00	N/R	2,686,750
1,000	7.000%, 1/01/40	1/28 at 100.00	N/R	1,077,350
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B:
4,565	5.375%, 11/01/39 – AGM Insured (Pre-refunded 11/01/19)	11/19 at 100.00	AA (5)	4,626,217
2,435	5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	2,466,753
10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A+	10,696,800
1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	1,216,314
1,000	Lavonia Hospital Authority, Georgia, Revenue Anticpation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 – AGM Insured (Pre-refunded 12/01/20)	12/20 at 100.00	AA (5)	1,065,620
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	1,041,091
1,000	5.500%, 9/15/28	No Opt. Call	A+	1,271,610
5,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A2	5,946,750
1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa1	1,711,110
13,120	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A3	14,432,131
44,270	Total Georgia			48,238,496
	Guam – 0.1%
1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	1,071,622
2,000	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,053,680
1,005	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A- (5)	1,048,336
1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	BBB+	1,866,666
5,635	Total Guam			6,040,304

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii – 0.2%
$1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	$1,681,245
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	1,065,690
	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
865	8.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	888,251
1,250	9.000%, 11/15/44 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	1,284,550
4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	AA-	5,146,895
9,160	Total Hawaii			10,066,631
	Idaho – 0.2%
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
2,300	3.500%, 9/01/33	9/26 at 100.00	BB+	2,236,244
205	5.000%, 9/01/37	9/26 at 100.00	BB+	226,203
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
2,435	5.000%, 3/01/36	9/28 at 100.00	A-	2,866,628
2,250	5.000%, 3/01/37	9/28 at 100.00	A-	2,635,583
2,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc Project, Refunding Series 2016A, 5.000%, 12/01/38	12/26 at 100.00	BBB-	2,210,860
9,190	Total Idaho			10,175,518
	Illinois – 8.5%
	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
1,295	5.000%, 12/15/30 – AGM Insured (Pre-refunded 12/15/21)	12/21 at 100.00	AA (5)	1,408,325
705	5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	751,326
	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	Baa2	1,247,787
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	1,473,874
67,800	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	79,511,771
590	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	BB-	615,689
1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB-	1,311,702
35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB-	42,165,547
2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,217,831
1,550	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	1,564,988

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$3,180	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (AMT)	1/25 at 100.00	A	$3,522,454
900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	958,554
8,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	10,249,284
920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,020,124
13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	15,054,266
125	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	7/19 at 100.00	BBB+	125,278
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
400	5.250%, 1/01/35	1/21 at 100.00	BBB+	412,240
1,035	5.000%, 1/01/40	1/21 at 100.00	BBB+	1,059,830
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	BBB+	1,037,310
7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	8,237,178
1,635	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 1/01/22 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+ (5)	1,663,727
1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	1/22 at 100.00	BBB+	1,387,808
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,260	5.000%, 1/01/24	No Opt. Call	BBB+	2,464,643
935	5.000%, 1/01/25	No Opt. Call	BBB+	1,034,325
2,500	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,786,350
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	765,588
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,345,563
2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,410,606
715	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	780,594
4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA-	4,627,723
2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	BB	2,076,480
	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 38.17	AA-	369,990
750	0.000%, 2/01/36	2/21 at 35.47	AA-	257,798
575	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	581,940
1,400	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BB+	1,499,246

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	AA+	$2,488,120
1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (5)	1,271,102
	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010:
710	6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	738,940
1,290	6.125%, 5/15/27	5/20 at 100.00	BBB-	1,327,217
3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa2	3,997,594
10,810	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	12,166,763
2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	2,009,560
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
265	6.000%, 5/15/39	5/20 at 100.00	A	276,623
1,635	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	1,699,877
10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	11,905,008
1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA-	1,581,771
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
25	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	25,189
2,875	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	2,896,677
895	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.500%, 7/01/28	7/23 at 100.00	A-	1,012,800
20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	AA-	21,103
1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	Baa1	1,244,086
9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	9,058,950
925	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured (Pre-refunded 3/01/20)	3/20 at 100.00	AA (5)	948,810
4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA-	4,328,800
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B:
470	5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	488,988
930	5.000%, 8/15/26	8/20 at 100.00	AA-	966,828
1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA- (5)	1,598,115

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (7)	9/19 at 100.00	AA+	$4,005,040
7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,202,730
8,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/30	1/26 at 100.00	BBB	8,928,880
5,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/27	5/24 at 100.00	BBB	5,511,700
5,325	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/24	No Opt. Call	BBB	6,016,238
	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	BBB	5,878,027
5,910	5.000%, 3/01/26	3/22 at 100.00	BBB	6,286,585
500	5.000%, 3/01/27	3/22 at 100.00	BBB	531,155
1,440	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28	7/23 at 100.00	BBB	1,579,205
5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	A-	5,255,550
3,000	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2, 5.500%, 1/01/30	7/19 at 100.00	N/R	2,893,440
875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB	916,458
1,280	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BBB	1,373,030
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB	5,846,256
1,225	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53	12/25 at 100.00	BBB	1,325,499
8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	Baa2	7,618,453
10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	5,869,600
1,841	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	2,024,437
845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	910,327
3,890	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	4,153,081
4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	5,607,890
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	16,334,609
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	3,903,618
5,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A, 4.000%, 4/01/32	4/23 at 100.00	A1	5,213,250

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	$8,403,194
353,381	Total Illinois			385,638,912
	Indiana – 2.7%
695	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	737,339
6,495	IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 5.000%, 11/01/43	11/28 at 100.00	AA-	7,629,482
5,215	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, 5.250%, 10/15/20	No Opt. Call	A+	5,445,868
1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	B	1,406,496
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,571,599
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,112,962
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
3,710	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	3,854,801
6,075	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	6,313,262
5,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44	12/28 at 100.00	A1	5,314,550
1,640	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A3	1,821,253
1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)	3/20 at 100.00	N/R (5)	1,024,680
3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,184,110
9,215	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (AMT)	7/23 at 100.00	A-	9,991,087
15,205	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	17,611,800
8,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	AA	9,098,080
10,445	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	12,097,086
6,490	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.000%, 2/01/44	2/29 at 100.00	AAA	7,879,120
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Ba1	1,619,842
1,400	5.000%, 4/01/27	4/22 at 100.00	Ba1	1,479,366
1,560	5.000%, 4/01/29	4/22 at 100.00	Ba1	1,643,164

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013:
$305	5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	$332,956
9,185	7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	10,755,543
5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011, 8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	5,697,350
109,960	Total Indiana			122,621,796
	Iowa – 0.4%
2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	2,357,810
500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 – AGC Insured (Pre-refunded 8/15/19)	8/19 at 100.00	A3 (5)	502,285
2,980	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	3,015,790
5,375	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	5,843,539
1,015	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	7/19 at 105.00	B+	1,066,806
3,920	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50	12/22 at 103.00	B+	4,178,798
810	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	AAA	822,514
360	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (AMT)	12/19 at 102.00	A	376,103
2,045	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	7/19 at 100.00	B	2,045,000
19,280	Total Iowa			20,208,645
	Kansas – 0.2%
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016:
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,667,685
1,320	5.000%, 12/01/41	12/26 at 100.00	Baa3	1,451,116
	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C:
100	5.500%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	101,469
4,440	5.500%, 11/15/29	11/19 at 100.00	AA	4,503,092
1,250	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	7/19 at 100.00	BB+	1,252,100
825	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	841,871
9,435	Total Kansas			9,817,333

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 1.5%
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
$2,545	5.000%, 9/01/43	9/28 at 100.00	A2	$3,014,527
2,600	5.000%, 9/01/48	9/28 at 100.00	A2	3,063,242
6,345	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	A	6,661,996
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (5)	2,597,450
2,480	6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (5)	2,582,275
2,630	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A, 5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	3,040,254
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
5,655	5.000%, 7/01/37	7/25 at 100.00	BBB+	6,320,876
2,050	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,226,607
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018:
2,000	5.000%, 5/01/35	5/28 at 100.00	A1	2,371,720
2,500	5.000%, 5/01/36	5/28 at 100.00	A1	2,955,300
4,000	5.000%, 5/01/37	5/28 at 100.00	A1	4,701,720
	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A:
5,735	5.000%, 10/01/31	10/26 at 100.00	A+	6,751,185
2,785	4.000%, 10/01/35	10/26 at 100.00	A+	2,963,992
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	N/R	5,315,850
12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A3	13,865,370
1,635	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	N/R	1,665,967
63,210	Total Kentucky			70,098,331
	Louisiana – 0.8%
25,965	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	28,602,784
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB-	1,050,660
2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	2,239,009
1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	1,154,843

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$1,135	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B, 4.000%, 12/01/49 – AGM Insured	12/28 at 100.00	AA	$1,225,221
31,180	Total Louisiana			34,272,517
	Maine – 0.4%
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BB	2,167,120
10,390	6.750%, 7/01/41	7/21 at 100.00	BB	11,221,823
1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,716,615
	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	509,694
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,105,630
15,515	Total Maine			16,720,882
	Maryland – 0.4%
	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A:
450	5.000%, 6/01/44 (AMT)	6/29 at 100.00	Baa3	530,064
900	5.000%, 6/01/49 (AMT)	6/29 at 100.00	Baa3	1,054,404
14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (7)	2/25 at 100.00	A	16,154,082
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/19 at 100.00	BB	1,000,120
16,700	Total Maryland			18,738,670
	Massachusetts – 1.6%
8,620	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32	7/26 at 85.54	AA	6,199,418
4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	7/19 at 100.00	N/R	4,313,373
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,200	5.000%, 7/01/35	7/26 at 100.00	BBB	1,372,008
5,590	5.000%, 7/01/37	7/26 at 100.00	BBB	6,348,843
10,410	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	BBB+	11,810,874
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	1,692,675
1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB	1,134,950

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
$2,500	5.000%, 7/01/39	1/29 at 100.00	BBB+	$2,943,000
10,165	5.000%, 7/01/44	1/29 at 100.00	BBB+	11,851,983
	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
3,490	5.000%, 6/01/43	6/28 at 100.00	AA-	4,201,855
6,210	5.000%, 6/01/48	6/28 at 100.00	AA-	7,444,238
3,010	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	3,395,641
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/43	11/27 at 100.00	Aa1	5,962,000
2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2015-XF2181, 10.007%, 8/01/38, 144A (IF) (7)	8/19 at 100.00	AAA	2,356,038
65,415	Total Massachusetts			71,026,896
	Michigan – 1.2%
4,425	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	4,132,286
800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, WA Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured (Pre-refunded 6/01/20)	6/20 at 100.00	AA (5)	826,496
16,670	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A, 4.000%, 2/15/47	8/29 at 100.00	AA-	17,866,239
10,115	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA-	11,643,882
270	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	7/19 at 100.00	BBB-	270,351
	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
295	6.000%, 10/01/21	No Opt. Call	B	285,469
500	7.000%, 10/01/31	10/21 at 100.00	B	485,555
1,000	7.000%, 10/01/36	10/21 at 100.00	B	943,610
2,485	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	2,968,506
1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,603,522
1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	7/19 at 100.00	BBB-	1,252,063
1,195	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	7/19 at 100.00	N/R	1,195,275

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
$750	5.375%, 10/15/41	10/21 at 100.00	Aa2	$808,785
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa2	2,158,160
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	507,860
1,480	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	1,503,946
5,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	5,537,150
50,285	Total Michigan			53,989,155
	Minnesota – 1.0%
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41	8/26 at 100.00	BB+	310,750
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	158,327
270	5.000%, 7/01/47	7/24 at 102.00	N/R	280,819
4,050	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	4,229,779
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	251,345
675	5.250%, 1/01/46	1/23 at 100.00	N/R	676,492
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
1,555	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,605,055
1,250	5.000%, 8/01/51, 144A	8/22 at 100.00	N/R	1,288,413
2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,698,703
3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	3,054,420
2,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	2,586,510
500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	509,305
16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	BBB-	16,945,299

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
$2,500	5.000%, 11/15/27 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	$3,021,150
2,080	5.250%, 11/15/28 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	2,189,658
535	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	563,205
235	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	283,988
2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	7/19 at 102.00	N/R	2,289,123
3,750	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	4,216,350
45,000	Total Minnesota			47,158,691
	Mississippi – 0.1%
5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,667,300
	Missouri – 1.7%
3,185	Bi-State Development Agency, Bi-State MetroLink District, Missouri, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	4,009,883
2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A-	2,489,439
15,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33 (WI/DD, Settling 7/10/19)	7/27 at 102.00	A	14,872,650
8,935	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	9,461,093
1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB	1,313,950
4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 2015-XF0046, 9.726%, 11/15/39 (Pre-refunded 11/15/19), 144A (IF)	11/19 at 100.00	AA+ (5)	4,636,987
2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,626,740
15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	16,430,008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
$5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	$3,574,400
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	4,805,780
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	4,122,312
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	4,420,850
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	3,630,840
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	1,158,720
1,288	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	9/19 at 100.00	N/R	1,288,103
1,390	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	7/19 at 100.00	N/R	824,201
88,573	Total Missouri			79,665,956
	Montana – 0.4%
2,505	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	2,937,313
1,910	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	BBB	2,172,033
9,130	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	10,871,912
13,545	Total Montana			15,981,258
	Nebraska – 0.9%
3,075	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/30	No Opt. Call	A	3,796,979
4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,337,840
1,740	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	1,944,972
	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2016A:
18,465	5.000%, 2/01/46 (UB) (7)	2/26 at 100.00	A+	21,117,497
10,000	5.000%, 2/01/49 (UB) (7)	2/26 at 100.00	A+	11,396,600
37,280	Total Nebraska			42,593,888
	Nevada – 1.2%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
265	5.000%, 9/01/29	9/27 at 100.00	A-	314,751
750	5.000%, 9/01/30	9/27 at 100.00	A-	884,190
730	5.000%, 9/01/32	9/27 at 100.00	A-	847,552
1,965	5.000%, 9/01/42	9/27 at 100.00	A-	2,210,939
1,150	5.000%, 9/01/47	9/27 at 100.00	A-	1,290,254

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$13,600	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	$16,197,192
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	2,034,440
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,125	4.000%, 9/01/25	No Opt. Call	N/R	1,180,733
1,800	4.000%, 9/01/35	9/26 at 100.00	N/R	1,806,606
2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	2,652,950
20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/46 (UB) (7)	6/26 at 100.00	AA+	23,246,000
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
90	4.000%, 6/01/20	No Opt. Call	N/R	91,227
715	4.000%, 6/01/21	No Opt. Call	N/R	734,441
325	5.000%, 6/01/23	No Opt. Call	N/R	350,987
200	4.250%, 6/01/24	6/23 at 103.00	N/R	210,958
1,760	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,887,494
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
20	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	21,434
25	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	26,792
365	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	Aa2 (5)	391,539
49,385	Total Nevada			56,380,479
	New Hampshire – 0.2%
8,170	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B1	8,416,407
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,000	5.000%, 8/01/34	2/28 at 100.00	A	1,199,490
725	5.000%, 8/01/36	2/28 at 100.00	A	864,062
9,895	Total New Hampshire			10,479,959
	New Jersey – 1.9%
4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	5,025,177
1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,465,643
3,215	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 4.000%, 7/01/34	7/27 at 100.00	BBB+	3,400,312

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$9,090	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.500%, 6/15/29	12/26 at 100.00	A-	$10,851,824
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
1,000	5.125%, 9/15/23 (AMT)	8/22 at 101.00	BB	1,081,170
1,650	5.250%, 9/15/29 (AMT)	8/22 at 101.00	BB	1,808,895
2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	BB	2,588,988
835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	869,110
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	AA	1,195,980
1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,634,806
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,475	5.000%, 6/15/30	6/26 at 100.00	A+	1,714,112
1,035	5.000%, 6/15/31	6/26 at 100.00	A+	1,194,690
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
11,305	5.000%, 12/15/32	12/28 at 100.00	A-	13,262,800
6,000	5.000%, 12/15/33	12/28 at 100.00	A-	7,008,540
14,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 5.250%, 6/15/43	12/28 at 100.00	A-	16,139,480
3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	3,906,298
1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured (Pre-refunded 12/01/19)	12/19 at 100.00	A3 (5)	1,018,550
1,760	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	1,947,722
2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA	2,033,380
6,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	6,618,374
74,265	Total New Jersey			84,765,851
	New Mexico – 0.1%
3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB-	3,085,200
3,070	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2	3,079,087
6,070	Total New Mexico			6,164,287

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 12.3%
$11,125	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	BBB-	$12,874,851
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	1,128,666
7,745	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	7,962,325
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A:
500	4.500%, 6/01/27	6/24 at 103.00	BBB-	551,110
250	5.000%, 6/01/35	6/24 at 103.00	BBB-	275,875
1,440	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,673,669
2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Manhattan College, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A-	2,916,350
4,450	Dormitory Authority of the State of New York, New York State University Facities Revenue Bonds, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	Aa3	5,361,048
3,500	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System Obligated Group Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	BBB+	3,774,995
8,145	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	9,272,105
4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured (Pre-refunded 7/01/20)	7/20 at 100.00	AA (5)	5,167,619
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
100	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	116,074
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	346,134
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2019A:
10,300	5.000%, 10/01/28	10/27 at 100.00	Aa3	12,965,125
2,790	5.000%, 10/01/33	10/27 at 100.00	Aa3	3,411,919
	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017:
500	5.000%, 7/01/29	7/27 at 100.00	A+	614,770
175	5.000%, 7/01/32	7/27 at 100.00	A+	211,978
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A:
14,000	5.000%, 3/15/38	3/28 at 100.00	AA+	17,012,240
13,000	5.000%, 3/15/41	3/28 at 100.00	AA+	15,613,130
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C:
8,000	5.000%, 3/15/36	3/28 at 100.00	AA+	9,796,800
10,000	5.000%, 3/15/37	3/28 at 100.00	AA+	12,195,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,365	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	$1,419,136
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
245	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (5)	263,027
155	5.750%, 2/15/47	2/21 at 100.00	Aa2	165,334
6,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A-	7,755,475
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured (Pre-refunded 5/01/21)	5/21 at 100.00	AA (5)	1,069,530
1,980	5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A- (5)	2,117,669
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2017A:
1,400	5.000%, 7/01/34	7/27 at 100.00	AA-	1,708,042
1,000	5.000%, 7/01/36	7/27 at 100.00	AA-	1,208,560
1,000	5.000%, 7/01/37	7/27 at 100.00	AA-	1,202,960
7,100	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	A-	8,122,542
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	A-	264,483
300	5.000%, 7/01/24	No Opt. Call	A-	345,927
210	5.000%, 7/01/26	7/24 at 100.00	A-	241,175
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	3.163%, 10/01/37 (8)	7/19 at 101.00	N/R	1,965,000
1,000	3.231%, 10/01/46 (8)	7/19 at 101.00	N/R	655,000
715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	7/19 at 100.00	AA	718,496
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47	12/26 at 100.00	AA+	1,180,170
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE:
5,000	5.000%, 6/15/36	6/27 at 100.00	AA+	6,025,950
5,000	5.000%, 6/15/37	6/27 at 100.00	AA+	6,006,350
18,515	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series DD-2, 5.250%, 6/15/49	6/28 at 100.00	AA+	22,695,872
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series FF-2:
9,760	4.000%, 6/15/37	6/29 at 100.00	AA+	11,047,832
10,720	4.000%, 6/15/41	6/29 at 100.00	AA+	11,969,630

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$3,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.000%, 7/15/33	7/28 at 100.00	AA	$3,730,230
5,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 5.000%, 7/15/35	7/27 at 100.00	AA	6,043,650
22,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/35	7/28 at 100.00	AA	27,069,460
15,085	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	17,552,453
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
12,000	5.000%, 8/01/40	8/28 at 100.00	AAA	14,531,280
7,220	5.000%, 8/01/42	8/28 at 100.00	AAA	8,716,345
14,965	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1, 5.000%, 3/01/44	3/28 at 100.00	Aa1	17,917,744
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
7,000	5.000%, 4/01/39	4/28 at 100.00	Aa1	8,453,830
9,775	5.000%, 4/01/43	4/28 at 100.00	Aa1	11,728,143
5,000	5.000%, 4/01/45	4/28 at 100.00	Aa1	5,990,250
	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1:
3,800	5.000%, 12/01/40	12/28 at 100.00	Aa1	4,625,284
13,695	5.000%, 12/01/44	12/28 at 100.00	Aa1	16,595,738
20,730	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	22,674,059
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds:
24,465	5.000%, 6/15/42	6/27 at 100.00	AAA	29,438,245
15,000	5.000%, 6/15/46	6/27 at 100.00	AAA	17,945,400
7,820	5.000%, 6/15/48	6/28 at 100.00	AAA	9,428,574
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
2,495	5.000%, 8/01/20 (AMT)	No Opt. Call	BB	2,573,468
2,660	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	2,798,932
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
4,000	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa3	4,513,520
10,515	5.000%, 1/01/27 (AMT)	No Opt. Call	Baa3	12,592,764
10,000	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	12,169,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
$8,120	4.000%, 7/01/37 – AGM Insured (AMT)	7/24 at 100.00	AA	$8,592,259
6,060	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	6,655,092
8,280	5.250%, 1/01/50 (AMT)	7/24 at 100.00	BBB	9,173,495
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB+	839,735
1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB-	1,228,172
	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
4,000	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	4,769,480
5,000	5.000%, 2/01/26 – AGM Insured	No Opt. Call	AA	6,103,950
3,675	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	4,569,863
24,510	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%, 11/15/49	5/29 at 100.00	AA-	29,928,426
1,360	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	1,619,216
1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A3	1,457,120
4,405	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	4,236,773
8,000	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/41	6/27 at 100.00	BBB+	8,722,480
5,200	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	5,782,348
480,275	Total New York			562,157,521
	North Carolina – 0.3%
1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 10.077%, 7/01/38, 144A (IF) (7)	7/20 at 100.00	AAA	1,967,487
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (5)	1,114,850
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016:
335	5.000%, 10/01/31	10/24 at 102.00	N/R	369,743
890	5.000%, 10/01/37	10/24 at 102.00	N/R	968,275
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
1,930	5.000%, 7/01/47	7/26 at 100.00	BBB	2,177,079
1,005	5.000%, 7/01/51	7/26 at 100.00	BBB	1,131,087
4,310	5.000%, 7/01/54	7/26 at 100.00	BBB	4,847,802
11,250	Total North Carolina			12,576,323

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota – 0.2%
$2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	$2,852,393
2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured	11/22 at 100.00	AA	2,129,484
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	A-	2,170,098
3,535	5.000%, 12/01/32	12/21 at 100.00	A-	3,761,982
10,280	Total North Dakota			10,913,957
	Ohio – 2.4%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
8,850	5.125%, 6/01/24	7/19 at 100.00	B-	8,574,145
12,920	5.875%, 6/01/30	7/19 at 100.00	B-	12,691,962
10,060	5.750%, 6/01/34	7/19 at 100.00	B-	9,795,925
20,260	5.875%, 6/01/47	7/19 at 100.00	B-	19,882,759
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A (5)	3,151,680
2,000	5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (5)	2,114,240
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB	3,154,882
525	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.625%, 8/15/29	7/19 at 100.00	A-	526,680
5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Baa1 (5)	6,447,454
1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,596,405
3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB-	3,594,605
3,700	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (8)	No Opt. Call	N/R	3,404,000
5,000	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT) (WI/DD, Settling 7/11/19)	7/29 at 100.00	B	5,348,350
2,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	2,300,000
1,075	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, 144A (AMT)	1/28 at 100.00	N/R	1,143,015
1,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (8)	No Opt. Call	N/R	1,380,000
700	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (8)	No Opt. Call	N/R	644,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$7,625	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (8)	No Opt. Call	N/R	$7,015,000
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
1,025	5.000%, 12/01/22	No Opt. Call	BB-	1,072,058
3,000	5.750%, 12/01/32	12/22 at 100.00	BB-	3,255,450
2,000	6.000%, 12/01/42	12/22 at 100.00	BB-	2,141,240
700	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Series 2016A-1, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	749,833
2,920	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (AMT)	7/19 at 101.00	Aa1	2,941,637
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	12/22 at 100.00	Ba2	2,141,300
2,710	5.000%, 12/01/32	12/22 at 100.00	Ba2	2,864,606
107,930	Total Ohio			107,931,226
	Oklahoma – 0.5%
1,470	Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A+	1,716,607
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
4,385	5.500%, 8/15/52	8/28 at 100.00	Baa3	5,215,212
3,250	5.500%, 8/15/57	8/28 at 100.00	Baa3	3,851,120
2,500	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc- Cross Village Student Housing Project, Series 2017, 5.000%, 8/01/52	8/27 at 100.00	BB	2,361,775
9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	BB-	10,145,804
20,695	Total Oklahoma			23,290,518
	Oregon – 0.5%
8,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	9,560,545
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	2,014,178
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,740,896
840	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30 (Pre-refunded 9/01/20), 144A	9/20 at 100.00	N/R (5)	880,429
360	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (AMT)	1/20 at 100.00	Aaa	363,773

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (AMT)	7/20 at 100.00	AA-	$7,396,123
20,310	Total Oregon			21,955,944
	Pennsylvania – 3.8%
315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	BB-	321,382
1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	BBB (5)	1,261,946
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
4,540	4.000%, 7/15/38	7/29 at 100.00	A+	4,966,351
2,555	4.000%, 7/15/39	7/29 at 100.00	A+	2,784,746
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018:
500	5.000%, 5/01/23, 144A	No Opt. Call	Ba3	541,565
300	5.000%, 5/01/42, 144A	5/28 at 100.00	Ba3	331,278
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
6,835	5.000%, 5/01/28, 144A	No Opt. Call	N/R	7,553,017
1,580	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	1,734,034
3,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (8)	No Opt. Call	N/R	3,450,000
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
5,800	4.375%, 1/01/35 (Mandatory Put 7/01/22) (8)	No Opt. Call	N/R	5,887,000
455	3.500%, 4/01/41 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	418,600
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	1,840,000
1,545	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015, 5.000%, 1/01/38	1/25 at 100.00	BBB+	1,682,181
5,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/39	1/29 at 100.00	A+	6,723,915
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
2,185	5.000%, 9/01/43	9/28 at 100.00	A	2,568,708
5,445	5.000%, 9/01/48	9/28 at 100.00	A	6,367,111
2,240	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019, 4.000%, 9/01/44	9/29 at 100.00	A	2,393,821

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (5)	$735,329
910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 12.399%, 8/01/24 (Pre-refunded 8/01/20), 144A (IF) (7)	8/20 at 100.00	N/R (5)	1,046,637
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	Ba1	2,070,366
1,310	5.250%, 1/15/46	1/25 at 100.00	Ba1	1,457,244
1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	1,751,392
1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B	1,074,490
4,500	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	A	4,810,815
2,105	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (5)	2,133,417
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
10,395	5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	11,789,489
3,750	5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	4,197,337
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	1,252,224
7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	8,417,930
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	19,029,000
10,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A, 5.000%, 12/01/44	12/29 at 100.00	A3	11,733,400
480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BB	492,677
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (5)	2,079,120
4,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/34 (AMT)	7/27 at 100.00	A	4,721,400
260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	267,647
	Philadelphia, Pennsylvania, Authority for Industrial Development, City Service Agreement Revenue Bonds, Series 2018:
2,500	5.000%, 5/01/36	5/28 at 100.00	A	2,992,250
2,250	5.000%, 5/01/37	5/28 at 100.00	A	2,683,620

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A (5)	$2,510,733
8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	11/22 at 100.00	A+	9,807,851
2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,481,888
3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	AA- (5)	3,209,130
	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
8,865	5.000%, 7/01/31	7/27 at 100.00	BBB-	10,086,154
1,930	5.000%, 7/01/32	7/27 at 100.00	BBB-	2,181,518
5,400	5.000%, 7/01/34	7/27 at 100.00	BBB-	6,061,608
152,800	Total Pennsylvania			171,900,321
	Puerto Rico – 0.7%
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
6,885	5.000%, 7/01/21	No Opt. Call	Ca	6,979,669
6,635	5.000%, 7/01/22	No Opt. Call	Ca	6,742,819
6,580	5.250%, 7/01/24	7/22 at 100.00	Ca	6,703,375
13,225	5.000%, 7/01/33	7/22 at 100.00	Ca	13,340,718
33,325	Total Puerto Rico			33,766,581
	South Carolina – 1.2%
3,330	Columbia, South Carolina, Stormwater System Revenue Bonds, City Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48	2/28 at 100.00	AA+	4,017,179
170	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	A	176,344
10,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	10,955,300
3,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48	5/28 at 100.00	A	3,478,200
5,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A	5,719,800
7,140	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A	7,620,879
2,385	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	A	2,699,581
2,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	A	2,556,930

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.500%, 12/01/33	12/23 at 100.00	A	$2,278,200
4,520	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A	4,958,033
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
4,860	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A+	5,949,175
3,760	5.000%, 7/01/32 (AMT)	7/28 at 100.00	A+	4,582,801
48,330	Total South Carolina			54,992,422
	South Dakota – 0.1%
2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,674,475
1,000	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa2	1,023,340
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	1,030,675
4,410	Total South Dakota			4,728,490
	Tennessee – 1.3%
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D:
510	6.000%, 10/01/23	7/19 at 100.00	BBB+	515,656
1,500	6.125%, 10/01/28	7/19 at 100.00	BBB+	1,510,710
3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,029,190
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A:
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,578,100
4,860	5.000%, 7/01/32	7/23 at 100.00	A	5,404,126
1,660	5.000%, 7/01/33	7/23 at 100.00	A	1,843,148
6,500	5.000%, 7/01/34	7/23 at 100.00	A	7,206,615
8,500	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A	9,962,765
1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	A	1,546,747
1,900	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.500%, 6/15/37, 144A (8)	6/27 at 100.00	N/R	1,140,000
5,240	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (7)	7/26 at 100.00	A3	5,994,350

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A:
$215	5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (5)	$216,931
785	5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	AA+ (5)	792,245
	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009:
635	5.250%, 12/01/39 – AGM Insured (Pre-refunded 12/01/19)	12/19 at 100.00	AA (5)	645,204
1,365	5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	1,386,021
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,069,840
10,870	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2017A, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	5/23 at 100.43	A3	11,656,336
54,980	Total Tennessee			59,497,984
	Texas – 6.7%
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
125	5.000%, 12/01/46	12/26 at 100.00	BBB-	138,784
740	5.000%, 12/01/51	12/26 at 100.00	BBB-	819,039
10,000	Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series 2018C, 5.000%, 2/15/48 – BAM Insured	2/23 at 100.00	AA	10,835,800
	Bexar County Hospital District, Texas, Certificates of Obligation, Refunding Limited Tax Series 2019:
1,195	5.000%, 2/15/34	2/28 at 100.00	Aa1	1,457,601
5,555	5.000%, 2/15/37	2/28 at 100.00	Aa1	6,693,331
1,730	5.000%, 2/15/39	2/28 at 100.00	Aa1	2,073,267
5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA	5,304,552
1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	A- (5)	1,783,006
3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	A- (5)	3,643,474
5,410	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	A-	6,242,328
1,970	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	7/19 at 100.00	B	1,974,216
2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB+	2,941,158
1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB+	1,429,612
2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB-	2,580,475

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB-	$10,508,592
12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/46 (UB) (7)	12/25 at 100.00	AA+	14,171,840
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	3,667,265
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,571,280
20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	20,842
5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (AMT)	11/21 at 100.00	A+	5,303,350
1,720	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	1,788,611
1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	1,093,479
8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa2	9,135,556
3,000	Harrison County Health Facilities Development Corporation, Hospital Revenue Bonds, Texas, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	3,114,300
1,270	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 7/01/25 (AMT)	7/21 at 100.00	A+	1,353,617
1,735	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	BB	1,939,799
1,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (AMT)	No Opt. Call	BB	1,540,905
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	BB	278,898
8,755	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2017B, 5.000%, 11/15/37	11/27 at 100.00	Aa2	10,545,047
1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A	2,103,639
335	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	9/24 at 100.00	A	378,691
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	A	1,562,286
1,280	5.000%, 8/15/35	8/25 at 100.00	A	1,449,587
6,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (AMT)	11/22 at 100.00	A3	7,352,621

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,800	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/48	5/28 at 100.00	A+	$2,140,506
7,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 2001A, 2.600%, 11/01/29 (WI/DD, Settling 7/01/19)	No Opt. Call	A-	7,095,200
3,020	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	3,233,031
4,590	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (8)	1/26 at 102.00	N/R	4,131,000
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46	11/23 at 103.00	BBB-	705,552
805	5.000%, 11/01/51	11/23 at 103.00	BBB-	851,473
570	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	595,468
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016:
1,100	5.000%, 11/15/36	11/24 at 102.00	BB+	1,185,404
1,550	5.000%, 11/15/46	11/24 at 102.00	BB+	1,648,022
755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	810,394
9,680	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2016, 4.000%, 11/01/36	11/24 at 102.00	BBB+	10,102,242
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A:
30	5.000%, 4/01/31	4/26 at 100.00	BB	31,021
360	5.000%, 4/01/36	4/26 at 100.00	BB	366,991
65	5.000%, 4/01/48	4/26 at 100.00	BB	65,216
6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	7,076,626
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,:
1,275	5.000%, 4/01/31	4/26 at 100.00	BBB-	1,375,470
1,290	5.000%, 4/01/36	4/26 at 100.00	BBB-	1,371,825
2,445	5.000%, 4/01/48	4/26 at 100.00	BBB-	2,555,807
1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB-	1,340,337

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	$3,144,240
10,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B3	9,418,700
10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (5)	14,507,610
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	2,176,380
560	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	7/19 at 100.00	A+	561,848
4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A	5,075,293
4,395	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Refunding Series 2018A, 5.000%, 10/01/32 (AMT)	10/28 at 100.00	AAA	5,413,497
2,695	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	2,815,817
	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	Ba2	701,957
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba2	1,900,196
385	5.125%, 2/01/39	2/24 at 100.00	Ba2	403,734
645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	795,453
9,030	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Refunding Series 2009, 5.000%, 10/01/36 (Pre-refunded 10/01/19)	10/19 at 100.00	AA- (5)	9,113,347
5,950	Stephen F Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 10/15/42	10/28 at 100.00	AA-	7,119,353
3,435	Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds, Texas, Christus Health, Refunding Series 2018B, 5.000%, 7/01/35	1/29 at 100.00	A+	4,161,743
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
70	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	73,216
870	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	909,968
3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	3,496,470
3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	4,036,009
845	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	866,953

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$10,115	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	$11,238,473
7,300	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	8,481,651
7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	8,212,308
1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 2015-XF0075, 12.417%, 8/01/34, 144A (IF)	8/19 at 100.00	AAA	1,769,880
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A	8,316,165
7,000	0.000%, 8/15/37	8/24 at 56.94	A	3,362,030
10,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/42	8/24 at 100.00	BBB+	11,111,900
	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010:
600	7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (5)	643,710
80	7.000%, 11/01/30	11/20 at 100.00	BBB+	82,988
500	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24 (Pre-refunded 9/01/19)	9/19 at 100.00	BBB (5)	503,135
1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,256,033
1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,386,039
292,155	Total Texas			306,534,529
	Utah – 1.5%
20,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	A+	23,288,200
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A:
8,180	5.000%, 7/01/43 (AMT)	7/28 at 100.00	A+	9,651,991
12,610	5.250%, 7/01/48 (AMT)	7/28 at 100.00	A+	15,118,381
7,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2018A, 5.000%, 5/15/41	5/26 at 100.00	AA+	8,147,370
	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
365	5.600%, 7/15/22	No Opt. Call	BBB-	379,589
850	6.300%, 7/15/32	7/22 at 100.00	BBB-	914,167
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,013,780

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
$1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB-	$1,292,425
1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB	1,160,208
	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
1,860	7.750%, 7/15/31 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (5)	2,065,233
3,520	8.000%, 7/15/41 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (5)	3,974,819
57,770	Total Utah			67,006,163
	Vermont – 0.1%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,940,217
1,000	6.250%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,070,840
2,815	Total Vermont			3,011,057
	Virginia – 1.8%
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	10,642,500
3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	2,594,873
2,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (AMT)	10/21 at 100.00	AA-	2,155,060
1,020	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	1,101,457
10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	7/19 at 100.00	B-	9,965,373
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,052,850
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
3,400	5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	3,844,040
15,715	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	17,720,077
2,110	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	2,376,029
13,250	5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	14,880,810
5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	5,825,380

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
$3,515	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	$3,809,416
6,515	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	7,068,189
77,840	Total Virginia			83,036,054
	Washington – 2.8%
6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	AA- (5)	6,583,124
2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,546,015
400	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	494,512
5,385	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	AA-	6,490,433
	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825	5.000%, 12/01/30	12/26 at 100.00	Baa2	4,407,433
1,950	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,231,677
4,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,556,320
1,120	5.000%, 12/01/37	12/26 at 100.00	Baa2	1,252,754
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A+	2,095,120
3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	3,727,375
	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	3,014,038
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	2,644,751
1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	AA-	1,820,560
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
5,180	5.000%, 8/15/34	8/27 at 100.00	BBB	5,956,171
4,175	5.000%, 8/15/35	8/27 at 100.00	BBB	4,785,427
2,500	5.000%, 8/15/36	8/27 at 100.00	BBB	2,857,125
5,000	4.000%, 8/15/42	8/27 at 100.00	BBB	5,146,050
	Washington Health Care Facilities Authority, Revenue Bonds, Yakima Valley Memorial Hospital Association, Series 2016:
6,000	5.000%, 12/01/41	12/26 at 100.00	Ba1	6,571,380
5,930	5.000%, 12/01/46	12/26 at 100.00	Ba1	6,472,951
4,320	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/43	7/28 at 100.00	A1	5,082,307

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	$846,191
3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29 (Pre-refunded 10/01/19)	10/19 at 100.00	Baa1 (5)	3,029,310
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
1,155	5.000%, 7/01/41, 144A	7/26 at 100.00	N/R	1,218,398
2,000	5.000%, 7/01/46, 144A	7/26 at 100.00	N/R	2,103,560
3,805	5.000%, 7/01/51, 144A	7/26 at 100.00	N/R	3,990,265
1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A-	1,217,975
2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	2,421,058
	Washington State, General Obligation Bonds, Various Purpose Series 2015B:
8,520	5.000%, 2/01/36	2/25 at 100.00	AA+	9,829,098
20,415	5.000%, 2/01/38	2/25 at 100.00	AA+	23,450,098
113,980	Total Washington			126,841,476
	West Virginia – 0.6%
4,100	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Refunidng Series 2015A, 2.550%, 3/01/40 (Mandatory Put 4/01/24)	No Opt. Call	A-	4,207,215
15,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/43	1/29 at 100.00	BBB+	17,940,630
1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	Baa1	1,027,109
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc, Series 2008, 6.500%, 10/01/28 (8)	7/19 at 100.00	N/R	739,910
1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	1,694,698
23,205	Total West Virginia			25,609,562
	Wisconsin – 2.9%
1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	1,291,687
2,155	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	2,036,109
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A:
195	5.500%, 10/01/22	No Opt. Call	Baa3	205,050
375	6.000%, 10/01/32	10/22 at 100.00	Baa3	411,247

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A:
$1,080	5.000%, 10/01/34	10/22 at 100.00	Baa3	$1,142,532
500	5.125%, 10/01/45	10/22 at 100.00	Baa3	525,650
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
11	0.000%, 1/01/47, 144A	No Opt. Call	N/R	365
10	0.000%, 1/01/48, 144A	No Opt. Call	N/R	316
9	0.000%, 1/01/49, 144A	No Opt. Call	N/R	309
9	0.000%, 1/01/50, 144A	No Opt. Call	N/R	297
9	0.000%, 1/01/51, 144A	No Opt. Call	N/R	290
12	0.000%, 1/01/52, 144A	No Opt. Call	N/R	375
11	0.000%, 1/01/53, 144A	No Opt. Call	N/R	368
11	0.000%, 1/01/54, 144A	No Opt. Call	N/R	354
11	0.000%, 1/01/55, 144A	No Opt. Call	N/R	344
11	0.000%, 1/01/56, 144A	No Opt. Call	N/R	335
518	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	496,589
12	0.000%, 1/01/57, 144A	No Opt. Call	N/R	370
11	0.000%, 1/01/58, 144A	No Opt. Call	N/R	358
11	0.000%, 1/01/59, 144A	No Opt. Call	N/R	347
11	0.000%, 1/01/60, 144A	No Opt. Call	N/R	338
11	0.000%, 1/01/61, 144A	No Opt. Call	N/R	332
10	0.000%, 1/01/62, 144A	No Opt. Call	N/R	321
10	0.000%, 1/01/63, 144A	No Opt. Call	N/R	313
10	0.000%, 1/01/64, 144A	No Opt. Call	N/R	305
10	0.000%, 1/01/65, 144A	No Opt. Call	N/R	299
11	0.000%, 1/01/66, 144A	No Opt. Call	N/R	321
128	0.000%, 1/01/67, 144A	No Opt. Call	N/R	3,848

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$27	0.000%, 1/01/46, 144A	No Opt. Call	N/R	$903
27	0.000%, 1/01/47, 144A	No Opt. Call	N/R	884
26	0.000%, 1/01/48, 144A	No Opt. Call	N/R	871
26	0.000%, 1/01/49, 144A	No Opt. Call	N/R	859
26	0.000%, 1/01/50, 144A	No Opt. Call	N/R	841
28	0.000%, 1/01/51, 144A	No Opt. Call	N/R	915
736	3.750%, 7/01/51, 144A	3/28 at 100.00	N/R	663,303
28	0.000%, 1/01/52, 144A	No Opt. Call	N/R	904
28	0.000%, 1/01/53, 144A	No Opt. Call	N/R	887
27	0.000%, 1/01/54, 144A	No Opt. Call	N/R	875
27	0.000%, 1/01/55, 144A	No Opt. Call	N/R	859
27	0.000%, 1/01/56, 144A	No Opt. Call	N/R	843
27	0.000%, 1/01/57, 144A	No Opt. Call	N/R	832
26	0.000%, 1/01/58, 144A	No Opt. Call	N/R	816
26	0.000%, 1/01/59, 144A	No Opt. Call	N/R	807
26	0.000%, 1/01/60, 144A	No Opt. Call	N/R	797
25	0.000%, 1/01/61, 144A	No Opt. Call	N/R	782
25	0.000%, 1/01/62, 144A	No Opt. Call	N/R	773
25	0.000%, 1/01/63, 144A	No Opt. Call	N/R	758
25	0.000%, 1/01/64, 144A	No Opt. Call	N/R	749
24	0.000%, 1/01/65, 144A	No Opt. Call	N/R	740
24	0.000%, 1/01/66, 144A	No Opt. Call	N/R	726
314	0.000%, 1/01/67, 144A	No Opt. Call	N/R	9,413
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,674,207
5,000	6.250%, 12/01/42	12/22 at 100.00	N/R	5,179,400
1,940	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)	11/24 at 100.00	N/R	2,132,390
3,845	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	3,954,813
10,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	11,814,500
2,735	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	2,826,158
1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A	8/23 at 100.00	BB+	1,764,409

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017:
$1,320	5.000%, 9/30/37 (AMT)	9/27 at 100.00	BBB	$1,535,002
1,140	5.000%, 9/30/49 (AMT)	9/27 at 100.00	BBB	1,297,217
5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	5,268,900
2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	Aa3	2,823,946
1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2010A, 5.250%, 4/15/24 (Pre-refunded 4/15/20)	4/20 at 100.00	AA (5)	1,499,305
1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	1,278,042
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health, Inc Obligated Group, Series 2017A, 4.000%, 4/01/39	4/27 at 100.00	AA	2,160,540
13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	AA-	14,870,839
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
35	4.500%, 2/15/40	2/22 at 100.00	A-	36,265
1,000	5.000%, 2/15/40	2/22 at 100.00	A-	1,059,770
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A-	5,580,100
18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	19,337,400
7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	7,775,530
435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	480,327
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	A	3,306,042
2,100	4.350%, 7/01/36	7/21 at 100.00	A	2,136,666
3,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	3,736,005
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,284,800
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,674,446
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,480,993

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014:
$1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	$2,010,641
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,073,290
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,769,815
123,397	Total Wisconsin			131,631,264
	Wyoming – 0.3%
4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31 (Pre-refunded 3/15/21)	3/21 at 100.00	A3 (5)	4,877,370
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John's Medical Center Project, Series 2011B:
800	5.500%, 12/01/27	12/21 at 100.00	A-	858,112
2,500	6.000%, 12/01/36	12/21 at 100.00	A-	2,705,000
3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	3,909,150
11,450	Total Wyoming			12,349,632
$4,172,955	Total Municipal Bonds (cost $4,255,157,784)			4,561,609,476

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Industrials – 0.0%
$301	EWM P1 LLC (8), (9)	15.000%	9/01/28	N/R	$210,398
756	EWM P1 LLC (cash 13.750%, PIK 1.250%) (8), (9)	15.000%	9/01/28	N/R	547,397
1,057	Total Industrials				757,795
	Transportation – 0.0%
129	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	86,685
37	Las Vegas Monorail Company, Senior Interest Bonds (8), (9), (10)	5.500%	7/15/55	N/R	18,494
166	Total Transportation				105,179
$1,223	Total Corporate Bonds (cost $1,063,202)				862,974
	Total Long-Term Investments (cost $4,256,220,986)				4,562,472,450
	Floating Rate Obligations – (1.4)%				(63,845,000)
	Other Assets Less Liabilities – 1.3% (11)				61,496,452
	Net Assets – 100%				$4,560,123,902

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(255)	9/19	$(31,801,441)	$(32,632,031)	$(830,590)	$(7,969)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$4,561,609,476	$ —	$4,561,609,476
Corporate Bonds	—	—	862,974	862,974
Investments in Derivatives:
Futures Contracts*	(830,590)	—	—	(830,590)
Total	$(830,590)	$4,561,609,476	$862,974	$4,561,641,860

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	The tax-exempt municipal bonds previously held by the Fund were surrendered in conjunction with the issuer’s bankruptcy reorganization plan. In return, the Fund received one or more senior interest corporate bonds.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Intermediate Duration Municipal Bond Fund
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.2%
	MUNICIPAL BONDS – 96.2%
	National – 0.9%
$19,000	Federal Home Loan Mortgage Corporation, Notes, 3.150%, 1/15/36	10/31 at 100.00	AA+	$19,639,540
5,584	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	5,929,842
	Revenue Bond Certificate Series Trust:
13,902	2.500%, 2/01/42 (Mandatory Put 11/22/22), 144A	No Opt. Call	AA+	14,169,569
26,392	2.500%, 3/01/46 (AMT) (Mandatory Put 11/22/22), 144A	No Opt. Call	AA+	26,868,748
64,878	Total National			66,607,699
	Alabama – 1.9%
7,630	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31 – AGM Insured (AMT)	10/27 at 100.00	AA	9,019,499
6,665	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A3	7,206,065
5,000	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 12/01/25)	9/25 at 100.38	A	5,559,200
22,395	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016A, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	3/21 at 100.59	Aa2	23,392,026
38,500	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	41,074,495
2,440	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,552,752
	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
2,080	5.000%, 3/01/23	No Opt. Call	BBB	2,290,246
3,555	5.000%, 3/01/24	No Opt. Call	BBB	3,999,695
2,235	5.000%, 3/01/25	No Opt. Call	BBB	2,562,897
1,725	5.000%, 3/01/26	No Opt. Call	BBB	2,007,607
12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A3	13,336,755
16,025	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A3	17,451,225
1,000	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25	No Opt. Call	N/R	1,034,820
15,430	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	16,676,744
136,975	Total Alabama			148,164,026

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska – 0.4%
$10,000	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2018B-II, 3.550%, 12/01/35	6/27 at 100.00	AA+	$10,461,600
5,275	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	12/19 at 100.00	N/R	5,304,487
3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,079,020
6,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	7/19 at 100.00	B3	6,025,000
5,065	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	5,328,026
29,365	Total Alaska			30,198,133
	Arizona – 3.0%
2,405	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	2,535,784
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A:
1,235	5.000%, 2/01/20	No Opt. Call	A1	1,259,873
6,475	5.000%, 2/01/27	2/22 at 100.00	A1	7,026,022
3,280	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	7/19 at 101.00	N/R	3,285,576
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,131,653
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,547,924
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	18,069,794
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,570	5.000%, 10/01/26 (WI/DD, Settling 7/09/19)	No Opt. Call	AA-	6,858,007
16,880	5.000%, 10/01/27 (WI/DD, Settling 7/09/19)	No Opt. Call	AA-	21,175,285
12,500	5.000%, 10/01/28 (WI/DD, Settling 7/09/19)	No Opt. Call	AA-	15,955,625
	Arizona State, State Lottery Revenue Bonds, Series 2010A:
5,165	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA+	5,165,000
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	5,200,304
6,130	5.000%, 7/01/21 – AGM Insured (Pre-refunded 1/01/20)	1/20 at 100.00	AA+ (4)	6,240,830
7,500	5.000%, 7/01/22 – AGM Insured (Pre-refunded 1/01/20)	1/20 at 100.00	AA+ (4)	7,635,600
21,410	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	22,028,535
2,440	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	2,522,740

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$16,300	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	$18,710,118
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A	2,183,700
1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	1,396,504
1,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 4.125%, 9/01/38	9/28 at 100.00	A2	1,098,920
4,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019B, 2.280%, 1/01/35 (Mandatory Put 10/18/22) (SIFMA reference rate + 0.38% spread) (5)	4/22 at 100.00	AA-	4,001,120
3,440	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 2.470%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.57% spread) (5)	10/23 at 100.00	AA-	3,441,410
2,500	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El Paso Electric Company, Refunding Series 2009A, 3.600%, 2/01/40	6/29 at 100.00	Baa1	2,516,600
	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	423,666
500	5.000%, 6/01/23	No Opt. Call	A+	565,565
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A:
2,045	5.000%, 7/01/22 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	2,119,929
10,400	5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	10,781,056
4,850	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	4,833,946
3,480	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Phoenix/East Mesa and Cadence, Nevada Campuses, Series 2017B, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	3,468,446
2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	2,801,607
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	A-	1,039,050
2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 – AGM Insured (Pre-refunded 7/01/20)	7/20 at 100.00	AA (4)	2,767,829
645	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	743,453
3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2015-XF2192, 9.782%, 12/01/24, 144A (IF) (6)	12/21 at 100.00	Aa1	4,959,277

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
$2,725	5.000%, 12/01/32	No Opt. Call	A3	$3,454,074
720	5.000%, 12/01/37	No Opt. Call	A3	936,749
205,860	Total Arizona			225,881,571
	Arkansas – 0.6%
14,355	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	14,924,606
1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,130,770
	Bentonville School District 006, Benton County, Arkansas, General Obligation Bonds, Refunding & Construction Series 2018B:
5,255	3.000%, 6/01/29	6/26 at 100.00	Aa2	5,527,787
4,170	3.500%, 6/01/38	6/26 at 100.00	Aa2	4,339,052
4,540	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A	4,591,847
	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	550,680
800	5.000%, 7/01/23	No Opt. Call	A+	906,000
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,860,645
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,707,794
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,228,307
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,148,490
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,224,791
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,125	5.000%, 12/01/25	12/24 at 100.00	A+	2,483,679
1,780	5.000%, 12/01/27	12/24 at 100.00	A+	2,060,172
560	Rogers, Arkansas, Sales and Use Tax Bonds, Improvement Series 2018B, 3.875%, 11/01/39	11/26 at 100.00	AA-	596,294
45,700	Total Arkansas			49,280,914
	California – 4.9%
1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	AA-	1,598,288
7,435	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 3.000%, 3/01/39	3/26 at 100.00	A+	7,160,872
515	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	7/19 at 100.00	A+	516,478

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
$1,200	5.000%, 8/15/35	8/27 at 100.00	BBB+	$1,421,076
1,845	5.000%, 8/15/36	8/27 at 100.00	BBB+	2,178,447
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
5,835	3.250%, 12/31/32 – AGM Insured (AMT)	6/28 at 100.00	AA	6,059,239
4,000	5.000%, 12/31/33 (AMT)	6/28 at 100.00	BBB+	4,796,920
5,000	5.000%, 12/31/34 (AMT)	6/28 at 100.00	BBB+	5,969,450
15,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2017A, 2.000%, 12/01/44 (Mandatory Put 12/01/20) (AMT)	No Opt. Call	A-	15,084,600
3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	3,761,744
16,835	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	18,122,541
12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	13,019,674
1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,438,038
5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	A+ (4)	5,051,100
2,425	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	2,767,119
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,500	5.000%, 12/01/27, 144A	6/26 at 100.00	BB	1,734,210
1,695	5.000%, 12/01/31, 144A	6/26 at 100.00	BB	1,921,469
2,700	5.000%, 12/01/36, 144A	6/26 at 100.00	BB	3,019,086
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
2,530	5.000%, 12/01/33, 144A	6/28 at 100.00	BB	2,923,769
2,000	5.250%, 12/01/38, 144A	6/28 at 100.00	BB	2,324,720
915	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	1,061,235
575	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22	7/19 at 100.00	CC	573,310
	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26 (Pre-refunded 11/01/21)	11/21 at 66.91	AA- (4)	4,859,497
4,095	0.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 56.33	AA- (4)	2,241,153

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
$2,725	5.000%, 1/01/22	No Opt. Call	BBB	$2,864,493
2,860	5.000%, 1/01/23	No Opt. Call	BBB	3,058,141
1,635	5.000%, 1/01/24	1/23 at 100.00	BBB	1,750,055
1,325	5.000%, 1/01/25	1/23 at 100.00	BBB	1,419,671
	El Dorado Union High School District, El Dorado County, California, General Obligation Bonds, Series 2020:
1,430	5.000%, 8/01/33 – AGM Insured (WI/DD, Settling 5/05/20)	8/27 at 100.00	AA	1,642,941
2,200	5.000%, 8/01/34 – AGM Insured (WI/DD, Settling 5/05/20)	8/27 at 100.00	AA	2,519,396
2,280	5.000%, 8/01/35 – AGM Insured (WI/DD, Settling 5/05/20)	8/27 at 100.00	AA	2,605,105
29,475	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BBB	29,854,048
1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	1,117,402
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	1,118,320
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,127,300
465	5.000%, 9/01/34	9/24 at 100.00	N/R	514,792
5,030	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	7/19 at 100.00	AA	5,042,122
2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa1	1,721,495
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D:
13,425	5.000%, 5/15/25 (AMT)	No Opt. Call	AA-	15,981,791
9,085	5.000%, 5/15/27 (AMT)	No Opt. Call	AA-	11,242,052
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
1,045	5.000%, 7/01/25	1/24 at 100.00	AA	1,221,804
5,000	5.000%, 7/01/43	1/24 at 100.00	AA	5,662,650
4,895	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2016A, 4.000%, 7/01/34	7/25 at 100.00	AAA	5,376,521
	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
1,075	5.000%, 9/01/24	No Opt. Call	A+	1,266,963
1,250	5.000%, 9/01/25	9/24 at 100.00	A+	1,469,813
1,000	5.000%, 9/01/26	9/24 at 100.00	A+	1,169,870
400	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	474,392

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,095	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (7)	2/28 at 100.00	Aa1	$5,430,913
12,580	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	15,972,952
10,290	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	13,071,078
545	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB-	562,320
8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40 (7)	8/30 at 100.00	A2	10,321,120
	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	1,755,940
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	1,987,338
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	3,790,880
7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	7,736,260
5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	AA-	3,622,753
2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,565,228
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	1,311,321
2,000	0.000%, 10/01/36	No Opt. Call	A	1,146,960
5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 2010, 5.000%, 7/01/40	7/20 at 100.00	A+	5,168,000
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	A-	5,803,250
26,000	5.000%, 1/15/34	1/25 at 100.00	A-	29,638,440
	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A:
2,255	6.250%, 7/01/24 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	2,598,098
3,690	6.250%, 7/01/24	No Opt. Call	Baa2	4,209,478
	Santa Paula Utility Authority, California, Water Enterprise Revenie Bonds, Refunding Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	A+	2,560,125
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	2,682,521
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	2,820,217

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	South Bayside Waste Management Authority, California, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
$2,500	5.250%, 9/01/24	9/19 at 100.00	A+	$2,515,850
1,200	6.250%, 9/01/29	9/19 at 100.00	A+	1,209,516
	Tulare Local Health Care District, Tulare County, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	8/19 at 100.00	Ba3	1,183,847
1,410	6.125%, 8/01/23	8/19 at 100.00	Ba3	1,414,752
1,585	6.250%, 8/01/24	8/19 at 100.00	Ba3	1,590,468
1,265	6.375%, 8/01/25	8/19 at 100.00	Ba3	1,269,453
500	6.500%, 8/01/26	8/19 at 100.00	Ba3	501,780
	University of California, General Revenue Bonds, Limited Project Series 2018O:
4,595	5.000%, 5/15/32	5/28 at 100.00	AA-	5,826,230
3,635	5.000%, 5/15/33	5/28 at 100.00	AA-	4,581,263
2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	1,904,526
3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured (7)	8/26 at 100.00	AA	3,589,380
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa1	1,778,946
1,415	5.000%, 7/01/25	No Opt. Call	Baa1	1,664,748
1,450	3.250%, 7/01/27	7/25 at 100.00	Baa1	1,543,206
1,435	3.500%, 7/01/28	7/25 at 100.00	Baa1	1,529,007
1,355	3.750%, 7/01/29	7/25 at 100.00	Baa1	1,453,210
2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA-	3,193,550
345,130	Total California			371,330,096
	Colorado – 2.5%
	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A:
1,860	5.500%, 12/01/29	12/28 at 100.00	Aa1	2,472,256
1,250	5.500%, 12/01/30	12/28 at 100.00	Aa1	1,650,350
1,650	5.500%, 12/01/32	12/28 at 100.00	Aa1	2,151,319
1,250	5.500%, 12/01/33	12/28 at 100.00	Aa1	1,624,050
9,355	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	10,074,025
10,000	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (AMT)	12/27 at 100.00	A-	10,380,400

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016:
$1,910	5.000%, 10/01/25	No Opt. Call	Baa2	$2,205,477
1,235	5.000%, 10/01/30	10/25 at 100.00	Baa2	1,398,440
1,705	3.125%, 10/01/31	10/25 at 100.00	Baa2	1,688,956
14,520	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	A3	14,174,569
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A:
16,830	5.000%, 9/01/26	7/19 at 100.00	BBB+	17,020,516
95	4.500%, 9/01/38	7/19 at 100.00	BBB+	95,164
4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29	11/22 at 100.00	BBB+	4,443,999
6,090	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.250%, 2/01/31	2/21 at 100.00	BBB+	6,429,396
350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33	6/23 at 100.00	BBB+	394,041
605	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (4)	622,872
10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (4)	9,855,500
2,500	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2019E, 3.600%, 11/01/39	5/28 at 100.00	AAA	2,612,125
1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BB+	1,529,685
11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	AA-	12,168,970
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
15,000	5.000%, 12/01/24 (AMT)	No Opt. Call	A+	17,553,750
25,610	5.000%, 12/01/27 (AMT)	No Opt. Call	A+	31,656,777
10,670	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	BB	11,605,866
820	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	867,904
1,950	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	2,063,919
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	4,041,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
$1,525	5.000%, 12/15/20	No Opt. Call	Aa2	$1,607,518
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,413,265
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,666,568
3,670	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,703,617
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19, 144A	No Opt. Call	N/R	1,352,342
500	5.000%, 12/01/20, 144A	No Opt. Call	N/R	520,085
1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,121,250
975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	BBB+	1,009,885
	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,268,533
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,095,447
1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGC Insured	12/25 at 100.00	AA	1,023,770
179,770	Total Colorado			189,563,606
	Connecticut – 1.2%
4,355	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2017R, 3.250%, 7/01/35	7/27 at 100.00	A-	4,455,209
15,370	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	15,616,842
14,285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22) (WI/DD, Settling 7/01/19)	No Opt. Call	AAA	14,319,570
3,325	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-2, 2.000%, 7/01/42 (Mandatory Put 7/01/26)	No Opt. Call	AAA	3,375,041
5,085	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B, 5.000%, 7/01/29 (Mandatory Put 7/01/20)	No Opt. Call	AAA	5,271,823
22,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	22,355,520
7,705	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014B, 1.800%, 7/01/49 (Mandatory Put 7/01/24) (WI/DD, Settling 7/01/19)	1/24 at 100.00	AA-	7,761,324
1,040	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 4.000%, 11/15/38	11/27 at 100.00	AAA	1,122,420
1,170	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1, 3.300%, 11/15/39	11/28 at 100.00	AAA	1,206,328

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$775	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	A1	$852,368
1,360	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/22	No Opt. Call	A1	1,497,523
925	Connecticut State, General Obligation Bonds, Refunding Series 2018F, 5.000%, 9/15/20	No Opt. Call	A1	965,469
2,570	Connecticut State, General Obligation Bonds, Series 2013E, 5.000%, 8/15/22	No Opt. Call	A1	2,843,833
1,345	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	A1	1,515,425
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C:
720	5.000%, 10/01/20	No Opt. Call	A+	752,198
1,785	5.000%, 10/01/22	No Opt. Call	A+	1,984,367
1,790	5.000%, 10/01/23	No Opt. Call	A+	2,042,533
750	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (AMT)	7/19 at 100.00	A-	757,553
	Stratford, Connecticut, General Obligation Bonds, Series 2014:
400	5.000%, 12/15/24	12/22 at 100.00	AA-	445,204
495	5.000%, 12/15/26	12/22 at 100.00	AA-	550,232
87,250	Total Connecticut			89,690,782
	Delaware – 0.2%
1,000	Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical Center Project, Series 2017A, 4.000%, 7/01/35	7/27 at 100.00	AA	1,091,050
	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,100	4.000%, 7/01/22	No Opt. Call	BBB+	1,154,923
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB+	4,397,696
	New Castle County, Delaware, General Obligation Bonds, Series 2019:
2,780	3.000%, 4/01/31	4/29 at 100.00	AAA	2,950,053
2,820	3.000%, 4/01/32	4/29 at 100.00	AAA	2,960,633
11,695	Total Delaware			12,554,355
	District of Columbia – 1.0%
3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB+	4,029,186
4,740	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	5,308,184
159,565	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	7/19 at 19.13	N/R	26,634,590
	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	425,305
1,715	6.500%, 10/01/23 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	1,736,660
825	6.500%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	835,420

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A:
$1,000	5.000%, 10/01/32 (WI/DD, Settling 7/10/19)	10/28 at 100.00	A2	$1,237,830
1,250	5.000%, 10/01/33 (WI/DD, Settling 7/10/19)	10/28 at 100.00	A2	1,540,950
1,750	5.000%, 10/01/34 (WI/DD, Settling 7/10/19)	10/28 at 100.00	A2	2,147,215
2,000	5.000%, 10/01/35 (WI/DD, Settling 7/10/19)	10/28 at 100.00	A2	2,445,380
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
5,465	5.000%, 10/01/26 (AMT)	No Opt. Call	AA-	6,665,059
9,020	5.000%, 10/01/27 (AMT)	No Opt. Call	AA-	11,186,875
4,150	5.000%, 10/01/28 (AMT)	No Opt. Call	AA-	5,226,759
4,150	5.000%, 10/01/29 (AMT)	10/28 at 100.00	AA-	5,185,881
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018:
1,250	5.000%, 7/01/25	No Opt. Call	AA-	1,506,025
1,000	5.000%, 7/01/26	No Opt. Call	AA-	1,233,590
1,300	5.000%, 7/01/27	No Opt. Call	AA-	1,636,830
203,480	Total District of Columbia			78,981,739
	Florida – 5.2%
12,835	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	15,406,621
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (AMT)	10/25 at 100.00	A+	11,512,300
15,135	5.000%, 10/01/35 (AMT)	10/25 at 100.00	A+	17,370,742
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
960	2.250%, 9/01/23 – AGM Insured	No Opt. Call	AA	971,002
1,450	2.500%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,485,191
1,385	2.750%, 9/01/25 – AGM Insured	No Opt. Call	AA	1,440,746
965	2.750%, 9/01/26 – AGM Insured	No Opt. Call	AA	1,007,537
725	3.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	770,240
	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A+	11,386,558
7,325	5.000%, 10/01/33	10/25 at 100.00	A+	8,577,282
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,445	5.000%, 6/01/22	12/21 at 100.00	AA	17,853,185
14,640	5.000%, 6/01/25	12/24 at 100.00	AA	17,256,900

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
$4,545	5.000%, 6/01/20	No Opt. Call	AA	$4,693,849
1,600	5.000%, 6/01/21	No Opt. Call	AA	1,708,704
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
2,200	4.750%, 11/01/23	No Opt. Call	BBB-	2,294,072
1,860	6.000%, 11/01/33	11/23 at 100.00	BBB-	2,049,181
1,890	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series 1997A, 5.750%, 9/01/29 – AGM Insured (AMT)	7/19 at 100.00	Aaa	1,898,448
1,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Series 2013A, 6.000%, 4/01/42	4/23 at 100.00	A-	1,129,000
370	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	383,165
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
35,960	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	1/20 at 104.00	N/R	35,286,110
36,460	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/20 at 105.00	N/R	35,548,865
34,955	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/20 at 105.00	N/R	33,997,583
3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A-	3,448,575
2,710	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A3	2,860,568
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,250	5.000%, 4/01/32	4/26 at 100.00	A-	1,438,488
1,750	5.000%, 4/01/33	4/26 at 100.00	A-	2,008,947
5,965	5.000%, 4/01/34	4/26 at 100.00	A-	6,827,718
4,290	5.000%, 4/01/35	4/26 at 100.00	A-	4,885,237
4,685	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2017-1, 3.600%, 7/01/37	1/27 at 100.00	Aaa	4,915,361
5,995	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 4.050%, 7/01/38	1/28 at 100.00	Aaa	6,462,850
1,145	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30	10/26 at 100.00	A+	1,386,446
1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	7/19 at 100.00	AA+	1,504,260
2,240	Jacksonville, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	AA	2,338,179
1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	10/22 at 100.00	AA	2,155,359
5,050	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2017B, 5.000%, 10/01/27	No Opt. Call	AA	6,202,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$7,005	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM Insured (AMT)	8/21 at 100.00	AA	$7,511,672
6,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A-	6,817,620
5,760	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	6,690,067
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,705	5.000%, 7/01/24	No Opt. Call	A	3,140,180
1,265	5.000%, 7/01/27	7/24 at 100.00	A	1,446,287
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
925	5.000%, 10/01/20 (AMT)	No Opt. Call	A	965,423
5,175	5.000%, 10/01/22 (AMT)	No Opt. Call	A	5,740,783
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
3,000	5.000%, 10/01/24	10/20 at 100.00	A	3,140,970
6,305	5.000%, 10/01/41	10/20 at 100.00	A	6,560,416
	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,975	5.000%, 4/01/21	4/20 at 100.00	AA	2,030,478
5,015	5.250%, 4/01/30	4/20 at 100.00	AA	5,157,927
22,945	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2017B, 3.125%, 10/01/39	10/27 at 100.00	AA-	23,178,351
5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured (Pre-refunded 10/01/20)	10/20 at 100.00	AA (4)	5,228,050
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
4,000	5.000%, 11/01/32 – AGM Insured	11/27 at 100.00	AA	4,845,520
2,000	5.000%, 11/01/34 – AGM Insured	11/27 at 100.00	AA	2,401,520
2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31	12/24 at 100.00	A-	2,861,002
4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	4,699,876
	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
175	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (4)	189,047
9,825	5.000%, 10/01/25	10/21 at 100.00	AA+	10,620,825
2,935	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2016, 2.750%, 5/01/31	5/26 at 100.00	AA	2,965,524
4,830	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/33	4/26 at 100.00	AA	5,687,373

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
$615	5.000%, 9/01/22	No Opt. Call	A+	$680,608
2,600	5.000%, 9/01/23	9/22 at 100.00	A+	2,875,652
1,270	3.125%, 9/01/24	9/22 at 100.00	A+	1,326,198
1,290	5.000%, 9/01/25	9/22 at 100.00	A+	1,421,722
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,649,745
1,980	5.000%, 9/01/28	9/22 at 100.00	A+	2,177,663
6,150	4.000%, 9/01/33	9/22 at 100.00	A+	6,460,636
373,190	Total Florida			398,932,864
	Georgia – 1.8%
5,010	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.875%, 1/01/24	1/21 at 100.00	Aa3	5,357,844
	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
2,095	5.000%, 1/01/23	1/22 at 100.00	AA-	2,276,678
1,500	5.000%, 1/01/28	1/22 at 100.00	AA-	1,627,770
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,070	5.000%, 1/01/27	1/24 at 100.00	AA-	12,753,747
4,280	5.000%, 1/01/29	1/24 at 100.00	AA-	4,908,860
6,750	5.000%, 1/01/30	1/24 at 100.00	AA-	7,716,600
14,810	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018C, 4.000%, 11/01/37	11/27 at 100.00	Aa2	16,496,119
2,215	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory Put 6/18/21)	No Opt. Call	A-	2,212,874
	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc, Series 2012A:
3,340	5.000%, 1/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	3,637,494
5,560	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	6,055,229
8,990	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	9,790,739
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc Project, Series 2010, 6.000%, 9/01/30 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (4)	1,313,888
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
2,455	3.600%, 12/01/33	6/27 at 100.00	AAA	2,621,007
6,510	3.850%, 12/01/38	6/27 at 100.00	AAA	6,922,278
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018B:
2,045	3.800%, 12/01/33	12/27 at 100.00	AAA	2,210,543
3,405	4.050%, 12/01/38	12/27 at 100.00	AAA	3,667,287

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
$1,500	3.050%, 12/01/34	6/28 at 100.00	AAA	$1,541,595
4,000	3.350%, 12/01/39	6/28 at 100.00	AAA	4,124,560
6,350	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Sub Series 2015A-1, 3.700%, 12/01/35	12/24 at 100.00	AAA	6,637,401
5,800	Henry County School District, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/23	No Opt. Call	AA+	6,650,222
21,300	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	23,639,379
2,785	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA-	3,000,921
955	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38, 144A (AMT)	1/28 at 100.00	N/R	997,698
123,975	Total Georgia			136,160,733
	Guam – 0.1%
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	4,434,779
	Hawaii – 0.8%
5,005	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	AA- (4)	5,197,693
1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	AA- (4)	1,068,255
10,785	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	11,091,510
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA-	6,515,465
4,510	5.000%, 7/01/27	7/25 at 100.00	AA-	5,320,357
7,825	5.000%, 7/01/28	7/25 at 100.00	AA-	9,196,957
9,180	5.000%, 7/01/29	7/25 at 100.00	AA-	10,761,163
15,450	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	16,009,444
59,280	Total Hawaii			65,160,844
	Idaho – 0.3%
560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (AMT)	9/25 at 100.00	A2	591,506
3,100	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A-	3,220,435
1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc Project, Refunding Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	BBB-	1,080,110

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014B:
$2,595	5.000%, 8/15/21	No Opt. Call	Aaa	$2,796,346
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	3,016,311
12,005	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	12,396,603
21,970	Total Idaho			23,101,311
	Illinois – 12.1%
2,215	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,205,077
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30	7/23 at 72.73	A2	1,820,868
2,550	0.000%, 1/01/31	7/23 at 68.95	A2	1,568,989
2,750	0.000%, 1/01/32	7/23 at 65.29	A2	1,599,070
4,000	0.000%, 1/01/33	7/23 at 61.69	A2	2,193,480
	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
432	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	434,160
447	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	450,840
964	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	978,142
1,052	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,065,907
973	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	993,141
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
585	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	587,925
610	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	615,240
968	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	982,201
1,423	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,441,812
1,448	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,474,918
29,585	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	34,695,513
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
1,860	5.000%, 4/01/33	4/27 at 100.00	A	2,083,070
1,000	5.000%, 4/01/42	4/27 at 100.00	A	1,098,830
1,150	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/37	4/28 at 100.00	A	1,282,630
10,900	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	B+	13,623,147

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
$3,125	5.000%, 12/01/27	No Opt. Call	BB-	$3,586,594
12,385	5.000%, 12/01/30	12/27 at 100.00	BB-	13,998,270
5,270	5.000%, 12/01/34	12/27 at 100.00	BB-	5,871,729
2,600	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB-	2,925,234
3,655	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36	12/27 at 100.00	BB-	4,047,108
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
9,745	4.000%, 12/01/21	No Opt. Call	BB-	10,031,698
5,795	4.000%, 12/01/22	No Opt. Call	BB-	5,991,045
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,200	5.000%, 12/01/22	No Opt. Call	BB-	1,283,544
2,885	5.000%, 12/01/23	No Opt. Call	BB-	3,138,995
2,300	5.000%, 12/01/24	No Opt. Call	BB-	2,543,363
19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B+	24,405,848
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	3,816,283
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,489,530
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2015A:
5,700	5.000%, 1/01/33 (AMT)	1/25 at 100.00	A	6,445,047
4,225	5.000%, 1/01/34 (AMT)	1/25 at 100.00	A	4,764,025
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
2,500	5.000%, 1/01/36	1/29 at 100.00	A	3,042,800
3,000	5.000%, 1/01/37	1/29 at 100.00	A	3,638,400
4,000	5.000%, 1/01/38	1/29 at 100.00	A	4,835,280
17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	20,492,748
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,825	5.000%, 1/01/23	No Opt. Call	BBB+	7,345,611
7,600	5.000%, 1/01/24	No Opt. Call	BBB+	8,288,180
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	4,911,661
1,940	5.000%, 1/01/26	No Opt. Call	BBB+	2,177,378
1,525	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	A+	1,655,174

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
$2,600	5.000%, 11/15/20	No Opt. Call	AA-	$2,719,210
2,780	5.000%, 11/15/21	No Opt. Call	AA-	2,988,083
2,400	5.000%, 11/15/22	No Opt. Call	AA-	2,645,808
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
5,250	5.000%, 11/15/20	No Opt. Call	AA-	5,490,712
2,260	5.000%, 11/15/21	No Opt. Call	AA-	2,429,161
	Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A:
1,000	4.000%, 12/01/30 – BAM Insured	12/27 at 100.00	AA	1,105,320
1,000	4.000%, 12/01/34 – BAM Insured	12/27 at 100.00	AA	1,077,110
1,395	4.000%, 12/01/35 – BAM Insured	12/27 at 100.00	AA	1,495,566
1,455	4.000%, 12/01/36 – BAM Insured	12/27 at 100.00	AA	1,551,510
500	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 2.800%, 3/01/25 – BAM Insured	No Opt. Call	AA	511,645
	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
875	2.400%, 3/01/23 – BAM Insured	No Opt. Call	AA	883,356
925	2.600%, 3/01/24 – BAM Insured	No Opt. Call	AA	938,625
1,025	3.000%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,060,670
1,055	3.150%, 3/01/27 – BAM Insured	3/26 at 100.00	AA	1,089,361
7,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3, 5.000%, 11/01/30	No Opt. Call	AA	8,315,160
1,050	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA	1,194,942
3,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	AA	3,206,280
6,400	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39	8/27 at 100.00	AA	6,872,128
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 5.000%, 3/01/30	3/26 at 100.00	AA-	2,363,840
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
2,400	3.625%, 2/15/32	2/27 at 100.00	AA+	2,533,896
10,000	3.750%, 2/15/34	2/27 at 100.00	AA+	10,564,300
70	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	81,405
33,925	4.000%, 2/15/41	2/27 at 100.00	AA+	36,719,402
13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	15,104,819

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
$475	5.000%, 9/01/26	9/24 at 100.00	AA+	$552,829
1,205	5.000%, 9/01/27	9/24 at 100.00	AA+	1,400,644
775	5.000%, 9/01/29	9/24 at 100.00	AA+	898,062
2,450	5.000%, 9/01/34	9/24 at 100.00	AA+	2,777,173
2,815	4.625%, 9/01/39	9/24 at 100.00	AA+	3,050,193
7,015	5.000%, 9/01/42	9/24 at 100.00	AA+	7,808,256
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa2	1,509,193
1,120	5.000%, 5/15/25	5/22 at 100.00	Baa2	1,213,274
1,175	5.000%, 5/15/26	5/22 at 100.00	Baa2	1,270,093
	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019:
2,500	5.000%, 4/01/31	4/29 at 100.00	AA-	3,067,750
1,300	5.000%, 4/01/32	4/29 at 100.00	AA-	1,584,284
4,500	5.000%, 4/01/34	4/29 at 100.00	AA-	5,422,365
7,610	5.000%, 4/01/36	4/29 at 100.00	AA-	9,067,011
5,205	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/24	No Opt. Call	A3	6,041,443
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
2,370	5.000%, 7/01/33	7/26 at 100.00	A	2,742,445
3,170	5.000%, 7/01/34	7/26 at 100.00	A	3,652,094
5,000	5.000%, 7/01/35	7/26 at 100.00	A	5,744,150
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,176,450
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,208,843
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,327,560
4,000	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, RefundingSeries 2009, 5.750%, 4/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	BB (4)	4,043,280
2,950	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	No Opt. Call	N/R	2,952,006
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
2,215	5.000%, 8/15/35	8/25 at 100.00	Baa1	2,493,802
5,000	5.000%, 8/15/44	8/25 at 100.00	Baa1	5,548,650
5,025	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	5,057,914

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C:
$1,150	5.000%, 3/01/32	3/27 at 100.00	AA-	$1,345,995
2,750	5.000%, 3/01/33	3/27 at 100.00	AA-	3,205,565
1,650	5.000%, 3/01/34	3/27 at 100.00	AA-	1,915,996
1,800	4.000%, 3/01/35	3/27 at 100.00	AA-	1,918,620
2,350	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A Remarketing 07/21/16, 1.375%, 11/15/22	7/21 at 101.00	AA	2,350,705
	Illinois State, General Obligation Bonds, February Series 2014:
4,000	5.000%, 2/01/23	No Opt. Call	BBB	4,375,600
3,155	5.000%, 2/01/24	No Opt. Call	BBB	3,511,231
4,630	5.000%, 2/01/25	2/24 at 100.00	BBB	5,103,973
4,675	5.000%, 2/01/26	2/24 at 100.00	BBB	5,144,230
6,000	5.000%, 2/01/27	2/24 at 100.00	BBB	6,588,300
2,485	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB	2,483,559
1,800	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/32	5/24 at 100.00	BBB	1,954,260
12,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	14,015,970
	Illinois State, General Obligation Bonds, November Series 2017D:
13,805	5.000%, 11/01/23	No Opt. Call	BBB	15,346,880
3,990	5.000%, 11/01/25	No Opt. Call	BBB	4,538,545
3,005	3.250%, 11/01/26	No Opt. Call	BBB	3,023,661
525	5.000%, 11/01/26	No Opt. Call	BBB	603,146
5,265	5.000%, 11/01/27	No Opt. Call	BBB	6,098,923
5,285	5.000%, 11/01/28	11/27 at 100.00	BBB	6,092,442
	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,750	5.000%, 8/01/20	No Opt. Call	BBB	8,023,420
6,175	5.000%, 8/01/21	No Opt. Call	BBB	6,561,431
15,265	5.000%, 8/01/22	No Opt. Call	BBB	16,607,251
2,795	5.000%, 8/01/23	No Opt. Call	BBB	3,090,767
285	5.000%, 8/01/25	8/22 at 100.00	BBB	306,099
2,870	Illinois State, General Obligation Bonds, Series 2012, 4.000%, 9/01/21	No Opt. Call	BBB	2,996,022
	Illinois State, General Obligation Bonds, Series 2012A:
7,840	4.000%, 1/01/20	No Opt. Call	BBB	7,929,298
12,210	4.000%, 1/01/22	No Opt. Call	BBB	12,792,417
	Illinois State, General Obligation Bonds, Series 2013:
4,220	5.500%, 7/01/25	7/23 at 100.00	BBB	4,687,745
2,760	5.500%, 7/01/26	7/23 at 100.00	BBB	3,064,870
2,085	5.500%, 7/01/27	7/23 at 100.00	BBB	2,310,347
7,490	5.250%, 7/01/29	7/23 at 100.00	BBB	8,190,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
$9,595	5.000%, 12/01/21	No Opt. Call	AA-	$10,399,925
3,345	5.000%, 12/01/22	No Opt. Call	AA-	3,736,733
4,110	5.000%, 1/01/33	1/23 at 100.00	AA-	4,525,274
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A:
6,795	5.000%, 12/01/31	1/26 at 100.00	AA-	7,929,289
7,895	5.000%, 12/01/32	1/26 at 100.00	AA-	9,205,175
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A:
8,500	5.000%, 1/01/25	No Opt. Call	AA-	9,961,575
14,270	5.000%, 1/01/26	No Opt. Call	AA-	17,024,966
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA-	12,293,710
6,115	5.000%, 1/01/37	1/24 at 100.00	AA-	6,813,211
11,605	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,299,330
10,550	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA-	12,203,290
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
1,955	9.000%, 1/01/22 – AGM Insured (ETM)	No Opt. Call	AA (4)	2,314,133
6,615	9.000%, 1/01/22 – AGM Insured	No Opt. Call	Aa2	7,792,338
285	9.000%, 1/01/23 – AGM Insured (ETM)	No Opt. Call	AA (4)	357,783
965	9.000%, 1/01/23 – AGM Insured	No Opt. Call	Aa2	1,204,976
1,210	9.000%, 1/01/25 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,681,718
3,940	9.000%, 1/01/25 – AGM Insured	No Opt. Call	Aa2	5,431,054
	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding School Series 2016:
5,000	5.000%, 2/01/34	2/26 at 100.00	AA	5,735,750
3,465	5.000%, 2/01/35	2/26 at 100.00	AA	3,963,683
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
1,140	5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	1,329,582
1,485	5.000%, 12/01/30 – BAM Insured	12/26 at 100.00	AA	1,762,606
1,165	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,375,108
1,645	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	AA	1,932,513
1,725	5.000%, 12/01/33 – BAM Insured	12/26 at 100.00	AA	2,024,460
1,815	5.000%, 12/01/34 – BAM Insured	12/26 at 100.00	AA	2,121,935

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	$2,084,649
	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
2,430	5.000%, 12/01/28	12/25 at 100.00	AA	2,791,511
2,500	5.000%, 12/01/29	12/25 at 100.00	AA	2,868,050
1,500	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/31 – AGM Insured	11/26 at 100.00	AA	1,749,465
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
4,825	5.000%, 12/15/28	6/22 at 100.00	BBB	5,144,946
1,700	0.000%, 12/15/51	No Opt. Call	BBB	453,339
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,810	0.000%, 12/15/37	No Opt. Call	BBB	1,175,342
9,045	0.000%, 12/15/42	6/38 at 100.00	BBB	5,835,653
6,000	0.000%, 12/15/47	6/38 at 100.00	BBB	3,849,300
28,425	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured	No Opt. Call	BBB	20,919,663
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
479	3.100%, 3/01/26 – BAM Insured	No Opt. Call	AA	497,700
480	3.200%, 3/01/27 – BAM Insured	No Opt. Call	AA	501,456
384	3.300%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	401,292
671	3.450%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	697,894
2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011, 0.000%, 12/01/24	No Opt. Call	A	1,986,931
1,494	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	1,660,417
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	324,108
350	5.000%, 10/01/24	10/22 at 100.00	Baa1	386,134
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,785	5.250%, 6/01/21	No Opt. Call	A	8,311,500
12,395	5.500%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (4)	13,363,545
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
3,900	5.000%, 6/01/25	No Opt. Call	A	4,589,793
5,000	5.000%, 6/01/26	No Opt. Call	A	6,003,050
3,000	5.000%, 6/01/27	6/26 at 100.00	A	3,585,090

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
$1,283	3.700%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	$1,366,061
1,073	3.800%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	1,143,196
1,897	4.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	2,027,134
	Saint Clair County, Illinois, General Obligation Bonds, Refunding Alternate Revenue Source Series 2009:
640	4.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	644,960
360	4.500%, 10/01/20	10/19 at 100.00	AA-	362,934
730	5.000%, 10/01/22 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	736,555
370	5.000%, 10/01/22	10/19 at 100.00	AA-	373,330
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
2,565	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	3,175,008
2,415	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	3,039,833
2,645	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A	2,785,344
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
7,805	5.000%, 3/01/33	3/25 at 100.00	A	8,886,149
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	15,878,662
10,990	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	12,310,119
	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,383,294
2,830	4.000%, 11/01/22	No Opt. Call	A+	3,048,674
	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
9,760	5.000%, 1/01/22	No Opt. Call	Aa2	10,561,296
3,355	5.000%, 1/01/23	No Opt. Call	Aa2	3,737,537
3,295	5.000%, 1/01/24	No Opt. Call	Aa2	3,757,618
4,215	5.000%, 1/01/25	No Opt. Call	Aa2	4,925,312
5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Ba1	3,886,694
5,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2016, 5.000%, 11/15/41	11/25 at 100.00	AA+	5,700,800
4,890	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	A-	5,082,764

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
$4,070	0.000%, 2/01/25	No Opt. Call	A+	$3,542,365
3,855	0.000%, 2/01/26	No Opt. Call	A+	3,246,527
854,758	Total Illinois			925,853,197
	Indiana – 3.1%
	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B:
435	5.000%, 1/01/20	No Opt. Call	AA	443,082
1,035	5.000%, 7/01/20	No Opt. Call	AA	1,073,450
500	5.000%, 1/01/21	No Opt. Call	AA	527,805
3,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017, 5.000%, 10/01/43	4/27 at 100.00	BBB+	3,920,630
10,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Mandatory Put 7/01/22) (WI/DD, Settling 7/02/19)	1/22 at 100.00	AA	10,520,160
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26	10/23 at 100.00	A	1,179,923
500	5.000%, 10/01/29	10/23 at 100.00	A	555,040
4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,756,800
5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	5,762,266
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
715	5.000%, 10/01/22	No Opt. Call	AA	796,060
620	5.000%, 10/01/23	No Opt. Call	AA	710,216
625	5.000%, 10/01/24	No Opt. Call	AA	735,081
1,380	5.000%, 10/01/25	10/24 at 100.00	AA	1,616,394
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	2,000,614
10,000	5.000%, 10/01/40	10/24 at 100.00	AA	11,372,600
8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	AA-	8,311,280
1,065	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health Subordinate Credit Group, Series 2005A-8, 1.250%, 11/01/27 (Mandatory Put 5/01/20)	No Opt. Call	AA+	1,063,243
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (4)	3,175,260
2,505	5.250%, 1/01/34 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (4)	2,892,373
2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA	3,028,480
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA	5,727,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
$7,900	5.250%, 8/15/28	8/23 at 100.00	AA	$9,017,613
10,000	5.250%, 8/15/29	8/23 at 100.00	AA	11,374,500
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,240	5.000%, 8/15/26	No Opt. Call	AA	15,093,022
6,620	5.000%, 8/15/27	No Opt. Call	AA	8,310,285
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
500	5.000%, 10/01/27	10/24 at 100.00	A	578,510
720	5.000%, 10/01/28	10/24 at 100.00	A	832,759
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,153,770
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,558,710
1,215	5.000%, 10/01/33	10/24 at 100.00	A	1,390,580
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Ba1	1,743,038
940	5.000%, 4/01/22	No Opt. Call	Ba1	999,295
2,015	5.000%, 4/01/24	4/22 at 100.00	Ba1	2,137,532
	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.500%, 8/01/19	No Opt. Call	N/R	501,175
500	4.750%, 2/01/20	No Opt. Call	N/R	509,235
500	4.750%, 8/01/20	No Opt. Call	N/R	508,795
250	4.750%, 2/01/21	No Opt. Call	N/R	256,038
500	4.750%, 8/01/21	No Opt. Call	N/R	516,115
500	5.000%, 2/01/22	No Opt. Call	N/R	522,840
500	5.000%, 8/01/22	2/22 at 100.00	N/R	522,365
500	5.000%, 8/01/23	2/22 at 100.00	N/R	521,105
500	5.000%, 2/01/24	2/22 at 100.00	N/R	518,300
33,040	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2018B, 5.000%, 1/01/36	1/27 at 100.00	A-	37,837,078
640	Southwind Housing Inc, Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	No Opt. Call	N/R (4)	690,317
	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,202,864
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,157,970
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,078,638
1,750	5.000%, 2/01/29	8/24 at 100.00	A	2,010,610
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,083,535

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$7,635	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc Project, Refunding Series 2019A, 5.000%, 12/01/44 (Mandatory Put 6/05/26) (AMT)	No Opt. Call	A1	$9,079,466
25,005	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A1	27,591,767
20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A1	22,922,625
209,745	Total Indiana			236,388,659
	Iowa – 1.1%
	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
1,015	5.250%, 6/15/25 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	1,051,946
2,000	5.250%, 6/15/26 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,072,800
3,135	5.250%, 6/15/27 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	3,249,114
2,000	5.375%, 6/15/28 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,075,160
2,035	5.500%, 6/15/29 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,113,877
1,000	5.500%, 6/15/30 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	1,038,760
	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (4)	1,930,083
1,890	5.000%, 1/01/24 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (4)	1,993,364
1,520	5.000%, 1/01/25 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (4)	1,603,129
1,000	5.000%, 1/01/26 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (4)	1,054,690
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	AA-	10,881,900
	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	9,740,856
6,840	5.000%, 7/01/28	7/23 at 100.00	A1	7,692,538
5,025	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	5,085,350
1,925	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	2,092,802
4,770	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	7/19 at 105.00	B+	5,013,747
6,445	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50	12/22 at 103.00	B+	6,870,499
1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (4)	1,309,675
2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22 (Pre-refunded 6/15/20)	6/20 at 100.00	AA (4)	2,060,580

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
$13,155	5.375%, 6/01/38	7/19 at 100.00	B+	$13,155,263
2,350	5.500%, 6/01/42	7/19 at 100.00	B+	2,350,023
30	5.625%, 6/01/46	7/19 at 100.00	B	30,000
1,940	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	7/19 at 100.00	BB-	1,940,078
81,810	Total Iowa			86,406,234
	Kansas – 0.7%
14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A	15,203,390
11,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A	11,411,620
355	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	358,149
	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C:
50	5.500%, 11/15/23 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	50,735
2,150	5.500%, 11/15/23	11/19 at 100.00	AA	2,182,164
1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	7/19 at 100.00	Aa3	1,854,384
10,170	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc, Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	11,017,669
5,265	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37	9/22 at 100.00	A+	5,736,217
	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
1,915	5.000%, 9/01/21	No Opt. Call	A+	2,060,234
660	5.000%, 9/01/22	No Opt. Call	A+	731,056
1,505	5.000%, 9/01/23	No Opt. Call	A+	1,711,486
49,575	Total Kansas			52,317,104
	Kentucky – 1.5%
3,200	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	Baa3	3,606,336
1,795	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	Baa3	1,873,029
10	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	10,221
7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	A1	7,405,300

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
$1,320	5.000%, 7/01/26 (AMT)	7/24 at 100.00	A+	$1,517,313
3,280	5.000%, 7/01/28 (AMT)	7/24 at 100.00	A+	3,750,057
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,000	5.000%, 12/01/27	6/22 at 100.00	BBB+	5,447,050
10,130	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	11,179,772
3,800	5.000%, 12/01/35	6/22 at 100.00	BBB+	4,066,076
8,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007B, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A	8,523,970
3,105	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory Put 8/01/19)	8/19 at 100.00	A1	3,106,863
	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016:
1,005	5.000%, 8/01/25	No Opt. Call	Ba2	1,136,936
1,060	5.000%, 8/01/26	No Opt. Call	Ba2	1,210,340
1,110	5.000%, 8/01/27	8/26 at 100.00	Ba2	1,263,724
1,165	5.000%, 8/01/28	8/26 at 100.00	Ba2	1,325,339
1,230	5.000%, 8/01/29	8/26 at 100.00	Ba2	1,395,841
2,935	5.000%, 8/01/37	8/26 at 100.00	Ba2	3,212,856
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011:
290	6.000%, 3/01/22 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (4)	312,107
965	6.000%, 3/01/22	3/21 at 100.00	Baa2	1,025,476
305	6.250%, 3/01/23 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (4)	329,501
1,015	6.250%, 3/01/23	3/21 at 100.00	Baa2	1,083,421
340	6.250%, 3/01/24 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (4)	367,312
1,115	6.250%, 3/01/24	3/21 at 100.00	Baa2	1,188,267
8,500	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A3	9,243,580
12,890	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A1	14,230,173
11,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A3	12,126,510
	University of Kentucky, General Receipts Bonds, Refunding Series 2018A:
6,945	3.000%, 10/01/34	4/26 at 100.00	AA	7,107,166
5,000	3.125%, 10/01/37	4/26 at 100.00	AA	5,103,600
104,010	Total Kentucky			112,148,136

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 2.6%
	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
$970	5.000%, 2/01/23	No Opt. Call	AA	$1,089,184
540	5.000%, 2/01/24	No Opt. Call	AA	623,279
800	5.000%, 2/01/25	No Opt. Call	AA	946,824
585	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.250%, 7/01/31	7/21 at 100.00	B	583,538
475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured (Pre-refunded 6/01/22)	6/22 at 100.00	AA (4)	524,946
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
17,490	5.000%, 6/01/25	No Opt. Call	A1	20,886,383
16,740	5.000%, 6/01/26	No Opt. Call	A1	20,437,866
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28	2/24 at 100.00	AA-	2,599,109
2,850	5.000%, 2/01/29	2/24 at 100.00	AA-	3,245,181
2,000	5.000%, 2/01/30	2/24 at 100.00	AA-	2,270,160
21,855	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	22,658,171
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A+	1,119,640
3,210	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2016A, 3.375%, 9/01/28	3/21 at 100.00	A	3,258,054
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
25	5.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	30,563
1,055	5.000%, 5/15/30	5/26 at 100.00	A3	1,236,323
30	5.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	36,676
3,410	5.000%, 5/15/32	5/26 at 100.00	A3	3,954,679
40	5.000%, 5/15/33 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	48,901
3,660	5.000%, 5/15/33	5/26 at 100.00	A3	4,229,240
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
1,265	5.000%, 5/15/28	5/27 at 100.00	A3	1,527,045
1,000	5.000%, 5/15/29	5/27 at 100.00	A3	1,199,430
1,155	5.000%, 5/15/30	5/27 at 100.00	A3	1,375,339
1,750	5.000%, 5/15/31	5/27 at 100.00	A3	2,069,497
3,210	5.000%, 5/15/42	5/27 at 100.00	A3	3,676,798

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
$1,050	5.000%, 7/01/22	No Opt. Call	AA-	$1,158,381
3,120	5.000%, 7/01/29	7/23 at 100.00	AA-	3,499,111
5,000	5.000%, 7/01/31	7/23 at 100.00	AA-	5,582,400
3,835	5.000%, 7/01/32	7/23 at 100.00	AA-	4,275,757
15,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/31	5/22 at 100.00	Aa2	15,896,700
	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	9/23 at 100.00	A+	1,312,466
5,070	5.000%, 9/01/31	9/23 at 100.00	A+	5,701,823
4,000	5.000%, 9/01/32	9/23 at 100.00	A+	4,495,600
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	AA-	4,199,657
3,940	5.000%, 12/01/20	No Opt. Call	AA-	4,132,745
5,400	5.000%, 12/01/21	No Opt. Call	AA-	5,840,910
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/22	No Opt. Call	AA-	1,112,160
870	5.000%, 12/01/23	No Opt. Call	AA-	993,627
1,020	5.000%, 12/01/24	No Opt. Call	AA-	1,193,655
480	5.000%, 12/01/25	No Opt. Call	AA-	574,214
775	5.000%, 12/01/27	12/25 at 100.00	AA-	917,654
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,200	5.000%, 6/01/20	No Opt. Call	A	1,238,628
250	5.000%, 6/01/24	No Opt. Call	A	288,580
605	5.000%, 6/01/25	6/24 at 100.00	A	697,172
500	5.000%, 6/01/26	6/24 at 100.00	A	574,390
600	5.000%, 6/01/27	6/24 at 100.00	A	687,810
380	5.000%, 6/01/28	6/24 at 100.00	A	435,222
580	5.000%, 6/01/29	6/24 at 100.00	A	663,184
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
385	5.000%, 6/01/30	6/25 at 100.00	A	444,556
775	5.000%, 6/01/32	6/25 at 100.00	A	888,669
1,000	5.000%, 6/01/33	6/25 at 100.00	A	1,141,260
1,040	5.000%, 6/01/35	6/25 at 100.00	A	1,180,785
500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	A	549,300
6,585	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,946,319

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B:
$630	3.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	$660,473
760	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	928,135
750	5.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	935,857
1,450	5.000%, 12/01/29 – AGM Insured	12/28 at 100.00	AA	1,803,118
1,000	5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	AA	1,237,080
975	5.000%, 12/01/31 – AGM Insured	12/28 at 100.00	AA	1,199,796
1,150	5.000%, 12/01/32 – AGM Insured	12/28 at 100.00	AA	1,406,967
1,575	4.000%, 12/01/33 – AGM Insured	12/28 at 100.00	AA	1,776,694
6,665	3.000%, 12/01/35 – AGM Insured	12/28 at 100.00	AA	6,745,313
2,105	4.000%, 12/01/36 – AGM Insured	12/28 at 100.00	AA	2,336,992
565	4.000%, 12/01/44 – AGM Insured	12/28 at 100.00	AA	614,664
175,285	Total Louisiana			195,894,650
	Maine – 0.3%
1,100	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	BBB	1,177,121
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
4,220	4.000%, 7/01/41	7/26 at 100.00	BBB	4,342,042
5,650	4.000%, 7/01/46	7/26 at 100.00	BBB	5,800,629
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BB	1,083,560
3,850	6.750%, 7/01/41	7/21 at 100.00	BB	4,158,231
	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
225	4.000%, 7/01/20	No Opt. Call	BBB+	229,849
290	5.000%, 7/01/22	No Opt. Call	BBB+	316,274
	Regional School Unit 1 Lower Kennebec Regional School Unit Bath, Maine, General Obligation Bonds, Series 2019:
1,000	3.000%, 11/01/33	11/29 at 100.00	AA	1,042,230
1,000	3.000%, 11/01/34	11/29 at 100.00	AA	1,033,830
1,000	3.250%, 11/01/35	11/29 at 100.00	AA	1,053,020
19,335	Total Maine			20,236,786
	Maryland – 1.1%
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,270	3.250%, 1/01/31	1/26 at 100.00	A	1,323,302
3,365	5.000%, 1/01/37	1/26 at 100.00	A	3,863,962

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
$1,160	5.000%, 9/01/26	No Opt. Call	BBB-	$1,370,470
1,760	5.000%, 9/01/27	No Opt. Call	BBB-	2,107,459
2,655	5.000%, 9/01/29	9/27 at 100.00	BBB-	3,131,811
	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	AA-	536,665
1,000	5.000%, 7/01/26	1/24 at 100.00	AA-	1,150,520
1,715	5.000%, 7/01/27	1/24 at 100.00	AA-	1,969,986
4,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa2	4,204,840
250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (4)	259,978
12,500	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	12,552,875
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016, 5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,207,930
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
750	5.000%, 7/01/32	7/26 at 100.00	BBB	866,858
2,250	5.000%, 7/01/33	7/26 at 100.00	BBB	2,591,122
1,650	5.000%, 7/01/34	7/26 at 100.00	BBB	1,890,718
2,000	5.000%, 7/01/35	7/26 at 100.00	BBB	2,285,320
1,570	5.000%, 7/01/36	7/26 at 100.00	BBB	1,786,205
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A	1,260,857
7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25	7/24 at 100.00	BBB	9,051,021
9,805	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2016, 4.000%, 6/01/27	6/24 at 100.00	AAA	10,947,773
11,335	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2019A, 5.000%, 7/15/28	No Opt. Call	AAA	14,557,994
2,155	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3, 2.500%, 11/01/24	7/19 at 100.00	BB	2,155,539
1,805	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2, 3.000%, 11/01/25	5/20 at 100.00	BB	1,812,040
1,005	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	BB	1,010,457
74,585	Total Maryland			83,895,702
	Massachusetts – 1.1%
900	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – NPFG Insured	No Opt. Call	Aa1	959,769

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AA	$10,398,200
1,570	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA+	1,597,114
6,750	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/37	1/20 at 100.00	A+	6,864,885
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
835	5.000%, 7/01/26	7/24 at 100.00	BB+	926,925
680	5.000%, 7/01/27	7/24 at 100.00	BB+	753,875
925	5.000%, 7/01/28	7/24 at 100.00	BB+	1,022,310
960	5.000%, 7/01/29	7/24 at 100.00	BB+	1,057,690
4,800	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 4.000%, 10/01/32, 144A	10/22 at 105.00	BB+	5,001,888
2,370	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	7/19 at 100.00	N/R	2,371,043
14,385	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	17,007,098
1,530	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 3.375%, 7/01/36	7/26 at 100.00	BBB	1,535,416
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,255	5.000%, 7/01/33	7/28 at 100.00	A	2,697,702
1,085	5.000%, 7/01/38	7/28 at 100.00	A	1,276,275
	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L:
1,080	5.000%, 10/01/30	10/28 at 100.00	BBB+	1,318,172
1,240	5.000%, 10/01/31	10/28 at 100.00	BBB+	1,500,375
1,765	5.000%, 10/01/32	10/28 at 100.00	BBB+	2,124,901
4,250	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	A-	4,359,480
4,125	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 4.000%, 7/01/37	1/29 at 100.00	BBB+	4,422,577
	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	941,553
1,780	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,830,196
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,753,985
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
500	5.125%, 10/15/22 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	505,445
2,595	5.500%, 10/15/26 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	2,626,036

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$2,485	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2014-171, 3.850%, 12/01/34	6/24 at 100.00	AA+	$2,498,494
6,540	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	AA+	7,397,525
78,025	Total Massachusetts			84,748,929
	Michigan – 1.4%
	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB+	2,681,713
2,650	0.000%, 7/01/23	No Opt. Call	BB+	2,218,156
2,880	0.000%, 7/01/24	No Opt. Call	BB+	2,287,814
355	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	AA-	419,049
4,850	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A	5,586,133
14,000	Michigan Finance Authority, State Aid Revenue Notes, Series 2018A-1, 4.000%, 8/20/19	No Opt. Call	N/R	14,044,660
3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	3,586,587
2,450	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.800%, 10/01/38	10/27 at 100.00	AA	2,584,652
4,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39	6/28 at 100.00	AA+	4,189,200
5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,386,000
5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,843,810
1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,619,312
4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	5,176,455
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A+	1,143,280
2,000	5.000%, 9/01/27	3/24 at 100.00	A+	2,279,080
2,555	5.000%, 9/01/28	3/24 at 100.00	A+	2,903,579
3,770	5.000%, 9/01/29	3/24 at 100.00	A+	4,269,638
5,000	5.000%, 9/01/30	3/24 at 100.00	A+	5,641,500
2,270	5.000%, 9/01/31	3/24 at 100.00	A+	2,552,978

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
$4,885	5.000%, 5/01/20	No Opt. Call	Aa1	$5,032,527
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa1	5,084,585
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa1	4,030,329
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,750	5.000%, 12/01/32 (AMT)	12/25 at 100.00	A	4,377,000
5,295	5.000%, 12/01/33 (AMT)	12/25 at 100.00	A	6,164,492
5,000	5.000%, 12/01/34 (AMT)	12/25 at 100.00	A	5,804,650
98,765	Total Michigan			104,907,179
	Minnesota – 0.6%
1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AAA	1,745,756
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
885	5.000%, 2/15/33	2/28 at 100.00	A-	1,050,318
1,085	5.000%, 2/15/37	2/28 at 100.00	A-	1,270,405
8,390	4.250%, 2/15/43	2/28 at 100.00	A-	9,129,998
55	4.250%, 2/15/48	2/28 at 100.00	A-	59,607
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,590	5.000%, 1/01/25	1/24 at 100.00	A+	2,988,808
2,005	5.000%, 1/01/32	1/24 at 100.00	A+	2,278,121
3,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/22	No Opt. Call	AAA	3,337,950
8,790	Minnesota State, General Obligation Bonds, Various Purpose Series 2016A, 5.000%, 8/01/20	No Opt. Call	AAA	9,143,534
425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A-	453,449
1,150	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A	1,263,436
2,060	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	2,320,631
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1:
525	5.000%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	532,045
490	5.000%, 11/15/24	11/19 at 100.00	AA-	496,488
6,580	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.500%, 2/01/39	2/27 at 100.00	AAA	6,764,372

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$295	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	7/19 at 100.00	N/R	$295,915
40,035	Total Minnesota			43,130,833
	Mississippi – 0.5%
6,570	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	6,684,712
8,190	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	8,284,513
13,545	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	4/21 at 100.00	BBB+	13,544,458
8,870	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (4)	10,277,403
37,175	Total Mississippi			38,791,086
	Missouri – 1.0%
1,390	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	1,593,023
1,100	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014, 3.000%, 12/30/24	12/23 at 100.00	A+	1,166,066
1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB-	1,004,020
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
1,250	5.000%, 3/01/32 (AMT)	3/29 at 100.00	A	1,533,838
2,250	5.000%, 3/01/33 (AMT)	3/29 at 100.00	A	2,751,548
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019C:
3,000	5.000%, 3/01/32	3/29 at 100.00	A	3,748,860
2,485	5.000%, 3/01/33	3/29 at 100.00	A	3,092,284
4,405	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33 (WI/DD, Settling 7/03/19)	7/27 at 102.00	A	4,367,557
10,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33 (WI/DD, Settling 7/10/19)	7/27 at 102.00	A	9,915,100
15,340	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	15,388,014
1,465	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	1,579,636
220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	226,013
625	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2019, 3.000%, 12/01/38	6/29 at 100.00	A+	620,738

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 4.250%, 10/01/32	10/23 at 100.00	A-	$1,483,088
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,330	5.000%, 1/01/25	1/24 at 100.00	A2	1,523,635
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	2,884,964
1,000	5.000%, 1/01/32	1/24 at 100.00	A2	1,128,400
4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	4,644,223
17,305	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Series 2005, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	17,305,000
1,155	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,315,395
73,385	Total Missouri			77,271,402
	Montana – 0.5%
545	Cascade County High School District A Great Falls, Montana, General Obligation Bonds, School Buidling Series 2017, 4.000%, 7/01/30	7/27 at 100.00	A+	620,717
1,500	Cascade County High School District A Great Falls, Montana, General Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38	7/28 at 100.00	A+	1,806,825
35,095	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	35,591,945
1,000	Gallatin County School District 44 Belgrade, Montana, General Obligation Bonds, School Building Series 2019, 4.000%, 6/01/33	6/29 at 100.00	A+	1,143,110
550	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 3.250%, 6/01/32	6/28 at 100.00	A	576,917
2,500	Montana Facility Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA-	2,543,425
41,190	Total Montana			42,282,939
	Nebraska – 1.4%
5,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A3	5,617,700
1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,149,594
9,350	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	10,160,365
665	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA-	718,127
370	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015, 5.000%, 12/15/22	No Opt. Call	AA-	415,258
1,000	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,017,340
5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	11/21 at 100.00	A-	6,283,808

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
$540	5.000%, 7/01/23	No Opt. Call	BBB	$598,482
1,250	5.000%, 7/01/24	No Opt. Call	BBB	1,415,138
530	5.000%, 7/01/25	No Opt. Call	BBB	610,231
750	5.000%, 7/01/26	7/25 at 100.00	BBB	860,385
200	5.000%, 7/01/27	7/25 at 100.00	BBB	228,482
835	5.000%, 7/01/28	7/25 at 100.00	BBB	950,915
485	5.000%, 7/01/29	7/25 at 100.00	BBB	550,882
1,000	5.000%, 7/01/30	7/25 at 100.00	BBB	1,129,900
180	5.000%, 7/01/33	7/25 at 100.00	BBB	200,725
13,725	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2015C, 3.900%, 9/01/35	9/24 at 100.00	AA+	14,396,976
3,980	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2018C, 3.750%, 9/01/38	9/27 at 100.00	AA+	4,201,049
18,380	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.600%, 9/01/44	3/28 at 100.00	AA+	19,027,344
	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,485	5.000%, 1/01/23	1/22 at 100.00	A+	1,616,838
1,510	5.000%, 1/01/24	1/22 at 100.00	A+	1,642,895
950	5.000%, 1/01/25	1/22 at 100.00	A+	1,032,878
645	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22	No Opt. Call	Aa2	722,368
8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	9,394,160
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
1,020	5.000%, 6/15/26 (WI/DD, Settling 7/23/19)	No Opt. Call	AA-	1,240,126
1,270	5.000%, 6/15/27 (WI/DD, Settling 7/23/19)	No Opt. Call	AA-	1,571,904
1,360	5.000%, 6/15/28 (WI/DD, Settling 7/23/19)	No Opt. Call	AA-	1,709,670
1,460	5.000%, 6/15/29 (WI/DD, Settling 7/23/19)	No Opt. Call	AA-	1,858,901
1,760	4.000%, 6/15/33 (WI/DD, Settling 7/23/19)	6/29 at 100.00	AA-	2,002,827
	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A:
3,660	5.250%, 2/01/28	2/27 at 100.00	BBB+	4,208,561
1,355	5.250%, 2/01/29	2/27 at 100.00	BBB+	1,555,364
6,000	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 3.375%, 12/15/37	6/28 at 100.00	Aa1	6,217,020
95,755	Total Nebraska			104,306,213

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada – 1.4%
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
$2,000	5.000%, 7/01/22 (AMT)	No Opt. Call	A+	$2,202,720
1,050	5.000%, 7/01/23 (AMT)	1/23 at 100.00	A+	1,171,622
1,905	5.000%, 7/01/24 (AMT)	1/23 at 100.00	A+	2,124,970
8,220	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2018A, 5.000%, 7/01/21	No Opt. Call	A+	8,812,662
21,050	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	21,475,631
5,275	Clark County, Nevada, General Obligation Bonds, Refunding Flood Control Series 2014, 4.000%, 11/01/33	11/24 at 100.00	AA+	5,765,944
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,750	4.000%, 9/01/32	9/26 at 100.00	N/R	1,771,700
2,275	4.000%, 9/01/35	9/26 at 100.00	N/R	2,283,349
1,200	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2019B, 3.000%, 7/01/39 (WI/DD, Settling 7/10/19)	7/29 at 100.00	Aa3	1,170,588
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	AA+	1,658,500
1,000	5.000%, 6/01/24	6/21 at 100.00	AA+	1,070,000
12,450	5.000%, 6/01/25	6/21 at 100.00	AA+	13,316,520
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,125	5.000%, 6/01/24	6/22 at 100.00	AA+	2,348,677
1,545	5.000%, 6/01/25	6/22 at 100.00	AA+	1,706,700
2,000	5.000%, 6/01/26	6/22 at 100.00	AA+	2,207,500
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
50	4.000%, 6/01/20	No Opt. Call	N/R	50,682
325	5.000%, 6/01/22	No Opt. Call	N/R	345,810
4,695	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,220,887
11,150	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	12,234,783
12,065	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory Put 6/01/22)	No Opt. Call	A+	12,566,301
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
3,265	5.000%, 7/01/22	7/21 at 100.00	AA	3,500,700
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,047,095
101,655	Total Nevada			108,053,341

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire – 0.2%
$895	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds, Pennichuck Water Works, Inc Project ,Series 2015A, 4.250%, 1/01/36 (AMT)	1/26 at 100.00	A+	$947,769
12,370	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A-	12,828,309
1,840	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38	10/26 at 100.00	A-	2,107,536
845	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34	10/26 at 100.00	A-	878,470
15,950	Total New Hampshire			16,762,084
	New Jersey – 4.9%
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
2,500	5.000%, 2/15/30	2/24 at 100.00	BBB+	2,790,675
1,045	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,151,162
8,535	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	9,244,344
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
5,905	5.000%, 6/15/20	No Opt. Call	BBB+	6,088,350
13,995	5.000%, 6/15/21	No Opt. Call	BBB+	14,854,433
2,465	5.000%, 6/15/22	No Opt. Call	BBB+	2,685,864
1,100	5.000%, 6/15/22	No Opt. Call	AA	1,201,882
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,799,706
2,990	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,239,396
7,615	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,222,982
5,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,387,300
950	4.250%, 6/15/27	6/22 at 100.00	BBB+	1,000,322
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB+	4,965,585
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (AMT)	1/24 at 100.00	BBB	1,520,383
2,215	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	AA	2,475,927
9,075	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	9,204,863
25,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	A-	28,435,000
6,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	Ba1	6,636,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$325	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/41	7/26 at 100.00	A-	$325,410
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	2,272,700
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	BBB-	1,137,200
2,255	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A, 2.750%, 12/01/27 (AMT)	12/25 at 100.00	Aaa	2,295,026
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
4,445	3.500%, 12/01/29 (AMT)	12/26 at 100.00	Aaa	4,712,811
11,705	3.750%, 12/01/31 (AMT)	12/26 at 100.00	Aaa	12,423,453
11,975	4.000%, 12/01/32 (AMT)	12/26 at 100.00	Aaa	12,846,900
5,000	3.750%, 12/01/33 (AMT)	12/26 at 100.00	Aaa	5,262,100
980	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35	10/27 at 100.00	AA	1,040,241
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
6,145	5.000%, 6/15/24	No Opt. Call	A+	7,071,789
8,375	5.000%, 6/15/29	6/26 at 100.00	A+	9,802,519
9,395	5.000%, 6/15/30	6/26 at 100.00	A+	10,918,023
10,530	5.000%, 6/15/31	6/26 at 100.00	A+	12,154,674
1,440	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A-	975,946
5,240	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003B, 5.250%, 12/15/19	No Opt. Call	A-	5,327,089
10,705	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A-	12,100,932
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
7,735	5.500%, 6/15/31	6/21 at 100.00	A-	8,230,427
9,575	5.250%, 6/15/36	6/21 at 100.00	A-	10,080,081
495	5.000%, 6/15/42	6/21 at 100.00	A-	516,607
3,040	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	A-	3,222,066
14,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/22	No Opt. Call	A-	15,298,470
20,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013A, 5.000%, 6/15/20	No Opt. Call	A-	20,825,190
810	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	A-	875,723

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
$1,810	5.250%, 6/15/33	6/25 at 100.00	A-	$2,049,119
1,850	5.250%, 6/15/34	6/25 at 100.00	A-	2,088,705
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
2,000	5.000%, 12/15/23	No Opt. Call	A-	2,260,800
5,275	4.250%, 12/15/38	12/28 at 100.00	A-	5,662,132
15,095	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 3.750%, 6/15/33	12/28 at 100.00	A-	15,589,059
5,615	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	6,049,376
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
4,505	3.000%, 1/01/20	No Opt. Call	Baa1	4,526,083
2,950	3.000%, 1/01/21	No Opt. Call	Baa1	2,988,497
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,600	5.000%, 6/01/28	No Opt. Call	A-	5,612,322
3,085	5.000%, 6/01/30	6/28 at 100.00	A-	3,718,566
6,560	5.000%, 6/01/31	6/28 at 100.00	A-	7,859,405
6,000	5.000%, 6/01/35	6/28 at 100.00	A-	7,045,620
11,365	4.000%, 6/01/37	6/28 at 100.00	A-	11,958,253
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B:
19,740	3.200%, 6/01/27	No Opt. Call	BBB+	20,965,262
2,770	5.000%, 6/01/46	6/28 at 100.00	BBB	2,973,706
348,160	Total New Jersey			377,967,416
	New Mexico – 0.4%
1,800	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38	7/27 at 100.00	Aaa	1,901,574
5,250	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38	1/28 at 100.00	Aaa	5,534,288
9,350	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25) (WI/DD, Settling 8/01/19)	2/25 at 100.73	Aa2	10,914,909
14,850	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2	14,893,956
31,250	Total New Mexico			33,244,727

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 5.2%
$4,060	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	$4,165,804
	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	345,489
500	5.000%, 1/01/25	No Opt. Call	A+	589,425
5,130	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2	5,143,287
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,900	5.000%, 12/01/25, 144A	No Opt. Call	BBB-	2,228,852
1,400	5.000%, 12/01/27, 144A	6/27 at 100.00	BBB-	1,678,292
1,300	5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	1,543,204
1,500	5.000%, 12/01/32, 144A	6/27 at 100.00	BBB-	1,757,010
7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA	7,346,029
	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A:
10,055	5.000%, 5/15/24	5/22 at 100.00	AA	11,103,636
9,285	5.000%, 5/15/25	5/22 at 100.00	AA	10,250,640
2,000	Haverstraw Stony Point Central School District, Rockland and Orange Counties, New York, General Obligation Bonds, Refunding Series 2019, 3.000%, 10/15/26	No Opt. Call	Aa3	2,211,920
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	104,839
1,055	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	984,114
5,400	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	A-	6,200,658
1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A-	1,370,319
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-1, Subseries A-J:
11,000	5.000%, 5/15/20	No Opt. Call	N/R	11,341,880
8,160	5.000%, 5/15/20	No Opt. Call	N/R	8,413,613
12,115	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E, 5.000%, 5/15/21	No Opt. Call	N/R	12,904,050
14,395	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018C Subseries 2018C-2, 5.000%, 9/01/21	No Opt. Call	N/R	15,475,201
39,750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	43,741,695
10,360	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	AA-	11,440,859

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
$1,500	5.000%, 7/01/28	7/24 at 100.00	A-	$1,705,845
1,000	5.000%, 7/01/29	7/24 at 100.00	A-	1,133,670
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	A-	737,261
2,455	5.000%, 7/01/32	7/24 at 100.00	A-	2,731,359
10,000	New York City, New York, General Obligation Bonds, Fiscal 2003 Series C-A RMKT, 5.000%, 8/01/19	No Opt. Call	Aa1	10,030,500
20,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/20	No Opt. Call	Aa1	20,813,200
6,995	New York City, New York, General Obligation Bonds, Fiscal 2018 Series A, 5.000%, 8/01/19	No Opt. Call	Aa1	7,016,335
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
900	3.625%, 11/01/33	11/27 at 100.00	Aa2	960,840
2,000	3.875%, 11/01/38	11/27 at 100.00	Aa2	2,113,900
5,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%, 5/01/23	1/21 at 100.00	Aa2	5,548,510
10,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.850%, 11/01/39	5/28 at 100.00	Aa2	10,593,200
2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E, 2.125%, 11/01/23	8/21 at 100.00	Aa2	2,523,350
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
2,000	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa3	2,366,940
15,510	4.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	16,609,814
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015:
2,005	5.000%, 1/01/22 (AMT)	No Opt. Call	A-	2,157,861
2,065	5.000%, 1/01/23 (AMT)	No Opt. Call	A-	2,278,955
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,440	5.000%, 7/01/30 (AMT)	7/24 at 100.00	BBB	1,620,850
2,045	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	2,168,088
8,075	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	8,545,288
9,565	5.000%, 7/01/34 (AMT)	7/24 at 100.00	BBB	10,658,949
11,975	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	13,189,744
49,965	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	54,871,563

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$10,030	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA-	$11,626,876
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB+	839,735
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
2,435	5.000%, 7/01/28	7/24 at 100.00	A-	2,769,155
2,695	5.000%, 7/01/29	7/24 at 100.00	A-	3,053,893
4,200	5.000%, 7/01/30	7/24 at 100.00	A-	4,727,478
2,100	5.000%, 7/01/31	7/24 at 100.00	A-	2,347,674
1,335	5.000%, 7/01/32	7/24 at 100.00	A-	1,485,281
3,080	5.000%, 7/01/33	7/24 at 100.00	A-	3,418,985
20,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/34	12/25 at 100.00	AAA	23,923,200
362,880	Total New York			394,909,115
	North Carolina – 0.4%
610	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB	625,073
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,020	5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (4)	5,112,017
10,040	5.000%, 1/01/21 (ETM)	No Opt. Call	N/R (4)	10,589,088
1,430	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26	7/19 at 100.00	A	1,433,875
11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	13,926,844
28,700	Total North Carolina			31,686,897
	North Dakota – 1.0%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	128,479
1,240	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,327,618
2,835	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,035,321
1,485	5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,589,930
1,000	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,070,660
2,955	5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,163,800
2,755	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,062,982
25,350	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/35	12/21 at 100.00	A-	26,890,520

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
$4,900	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C, 3.200%, 7/01/39	7/28 at 100.00	Aa1	$4,954,978
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
3,065	5.000%, 6/01/28	No Opt. Call	BBB-	3,639,044
3,000	5.000%, 6/01/29	6/28 at 100.00	BBB-	3,538,980
1,245	5.000%, 6/01/31	6/28 at 100.00	BBB-	1,449,081
3,480	5.000%, 6/01/34	6/28 at 100.00	BBB-	3,996,223
13,280	5.000%, 6/01/38	6/28 at 100.00	BBB-	15,022,203
66,710	Total North Dakota			72,869,819
	Ohio – 4.0%
1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA-	2,061,785
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
57,925	5.125%, 6/01/24	7/19 at 100.00	B-	56,119,478
3,255	5.375%, 6/01/24	7/19 at 100.00	B-	3,181,470
13,820	5.875%, 6/01/30	7/19 at 100.00	B-	13,576,077
19,420	5.750%, 6/01/34	7/19 at 100.00	B-	18,910,225
5,450	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding & Improvement Series 2016A, 4.000%, 12/01/19	No Opt. Call	AA	5,511,149
	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	1,777,738
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,588,807
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,314,440
1,800	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	2,075,238
	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,726,282
1,780	5.000%, 12/01/23 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,807,519
18,635	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/32	10/28 at 100.00	AAA	23,472,087
470	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.500%, 8/15/24	7/19 at 100.00	A-	471,466
3,300	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	11/24 at 100.68	Aa2	3,841,860
1,000	Lexington Local School District, Richland and Morrow Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvmenet Series 2019A, 3.000%, 10/01/44 (WI/DD, Settling 7/17/19)	4/29 at 100.00	Aa2	973,470
7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	8,127,875

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
$870	4.000%, 10/01/19	No Opt. Call	Aa3	$875,829
1,150	4.000%, 10/01/20	No Opt. Call	Aa3	1,188,709
1,205	5.000%, 10/01/21	No Opt. Call	Aa3	1,300,099
965	5.000%, 10/01/22	No Opt. Call	Aa3	1,072,781
2,940	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (8)	No Opt. Call	N/R	2,704,800
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (8)	No Opt. Call	N/R	1,288,000
11,630	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18 (8)	No Opt. Call	CCC+	11,804,450
28,740	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	26,440,800
915	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (8)	No Opt. Call	N/R	841,800
3,610	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	3,321,200
250	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (8)	No Opt. Call	N/R	230,000
1,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (8)	No Opt. Call	N/R	1,035,300
735	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	785,377
3,900	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39 (WI/DD, Settling 7/31/19)	9/28 at 100.00	Aaa	3,898,869
7,510	Ohio State, General Obligation Bonds, Highway Capital Improvement Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	8,017,976
7,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	7,412,440
24,230	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2014A, 5.000%, 9/15/19	No Opt. Call	AA+	24,412,936
8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+	8,783,506
8,760	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	9,999,102

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$8,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (8)	No Opt. Call	N/R	$7,820,000
3,855	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (8)	No Opt. Call	N/R	3,546,600
2,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (8)	No Opt. Call	N/R	2,166,600
8,645	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (8)	No Opt. Call	N/R	7,953,400
1,945	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (8)	No Opt. Call	N/R	1,789,400
12,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	12,861,389
2,470	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	2,614,026
298,430	Total Ohio			302,702,355
	Oklahoma – 1.6%
	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	AA-	2,437,339
1,415	4.000%, 9/01/23	9/21 at 100.00	AA-	1,488,099
2,050	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Yukon Public Schools Project, Series 2019, 5.000%, 12/01/20	No Opt. Call	N/R	2,137,043
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
2,940	5.000%, 6/01/21	No Opt. Call	A+	3,139,156
7,545	5.000%, 6/01/22	No Opt. Call	A+	8,305,008
3,080	5.000%, 6/01/23	No Opt. Call	A+	3,483,880
	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A:
1,470	5.000%, 12/01/28	12/27 at 100.00	A	1,798,868
1,410	5.000%, 12/01/31	12/27 at 100.00	A	1,692,973
	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,768,407
3,145	5.000%, 9/01/31	9/26 at 100.00	A	3,726,919
3,150	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36	9/28 at 100.00	A-	3,315,438

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016:
$1,000	5.000%, 9/01/20	No Opt. Call	A	$1,041,280
2,115	5.000%, 9/01/22	No Opt. Call	A	2,324,787
1,000	5.000%, 9/01/23	No Opt. Call	A	1,126,000
1,870	5.000%, 9/01/24	No Opt. Call	A	2,156,521
2,490	5.000%, 9/01/26	No Opt. Call	A	2,992,806
	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018:
1,280	5.000%, 9/01/30	9/28 at 100.00	A	1,576,256
1,565	5.000%, 9/01/34	9/28 at 100.00	A	1,889,894
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
6,045	5.000%, 8/15/33	8/28 at 100.00	Baa3	7,172,030
16,530	5.000%, 8/15/38	8/28 at 100.00	Baa3	19,283,898
	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A-	821,963
500	3.000%, 9/01/23	No Opt. Call	A-	519,630
600	5.000%, 9/01/24	No Opt. Call	A-	690,336
1,505	5.000%, 9/01/25	No Opt. Call	A-	1,768,315
3,210	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/38 (AMT)	6/23 at 100.00	AA	3,609,163
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
3,525	5.000%, 9/01/25	9/23 at 100.00	AA-	4,013,212
10,675	5.000%, 9/01/26	9/23 at 100.00	AA-	12,134,913
1,615	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A, 5.000%, 9/01/29	No Opt. Call	AA-	2,072,546
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,150	5.000%, 9/01/25	No Opt. Call	AA-	7,364,071
7,965	5.000%, 9/01/26	9/25 at 100.00	AA-	9,499,855
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
2,000	5.000%, 3/01/29	No Opt. Call	A-	2,501,520
1,695	5.000%, 3/01/31	3/29 at 100.00	A-	2,088,037
2,500	5.000%, 3/01/33	3/29 at 100.00	A-	3,050,050
108,245	Total Oklahoma			124,990,213

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon – 0.8%
$1,750	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A, 0.000%, 6/15/38	6/28 at 100.00	AA+	$2,024,715
1,190	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 0.000%, 6/15/40 (7)	6/27 at 100.00	Aa1	1,350,733
4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	Aa1	4,292,521
	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A:
1,665	0.000%, 6/15/34	6/28 at 79.31	AA+	1,029,936
1,500	0.000%, 6/15/35	6/28 at 75.58	AA+	874,290
1,000	0.000%, 6/15/37	6/28 at 69.16	AA+	529,520
2,050	0.000%, 6/15/39	6/28 at 63.17	AA+	983,631
2,750	Multnomah-Clackamas Counties School District 10JT Greham-Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2019A, 0.000%, 6/15/38	6/29 at 72.47	Aa1	1,467,152
3,500	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2017D, 3.450%, 1/01/38	1/27 at 100.00	Aa2	3,637,375
5,800	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2018C, 3.900%, 7/01/38	7/27 at 100.00	Aa2	6,184,656
15,995	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	16,444,300
11,120	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	12,574,941
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
3,425	5.000%, 5/15/32	5/26 at 100.00	AA-	4,014,579
1,925	5.000%, 5/15/33	5/26 at 100.00	AA-	2,248,188
57,815	Total Oregon			57,656,537
	Pennsylvania – 5.2%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,000	5.000%, 4/01/36	4/28 at 100.00	A	1,177,480
10,000	4.000%, 4/01/37	4/28 at 100.00	A	10,872,800
6,000	4.000%, 4/01/38	4/28 at 100.00	A	6,504,780
1,300	4.000%, 4/01/44	4/28 at 100.00	A	1,393,301
	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012:
1,000	5.000%, 12/01/25	12/22 at 100.00	AA-	1,117,820
4,000	5.000%, 12/01/37	12/22 at 100.00	AA-	4,397,960
1,525	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,767,993

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	$1,104,000
2,880	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	2,649,600
7,770	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (8)	No Opt. Call	N/R	7,148,400
8,740	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 4.000%, 11/01/39	11/27 at 100.00	A	9,321,734
1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2 (4)	1,318,024
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/27	No Opt. Call	A+	1,229,550
	Commonwealth Financing Authority, Pennsylvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
2,000	5.000%, 6/01/28 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	2,440,460
1,750	5.000%, 6/01/29 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	2,164,960
1,750	5.000%, 6/01/30 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	2,185,155
39,480	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	42,986,614
	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,037,390
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,095,959
	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
410	5.000%, 6/01/22	No Opt. Call	Ba1	437,359
790	5.000%, 6/01/24	6/23 at 100.00	Ba1	853,935
520	5.000%, 6/01/25	6/23 at 100.00	Ba1	559,109
370	5.125%, 6/01/26	6/23 at 100.00	Ba1	399,237
460	5.375%, 6/01/28	6/23 at 100.00	Ba1	498,474
12,575	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	12,589,461
10,520	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	10,586,592
3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27 (Pre-refunded 12/15/19)	12/19 at 100.00	N/R (4)	3,229,050

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, AICUP Financing Program, Gwynedd Mercy University, Variable Rate Series 2017V-1B:
$1,000	4.000%, 5/01/36 (Mandatory Put 5/01/22)	No Opt. Call	BBB	$1,046,560
1,100	4.000%, 5/01/36 (Mandatory Put 5/01/23)	No Opt. Call	BBB	1,164,405
5,900	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory Put 9/01/20)	No Opt. Call	BBB+	5,933,630
4,055	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (8)	No Opt. Call	N/R	3,730,600
3,455	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (8)	No Opt. Call	N/R	3,178,600
2,410	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	2,442,535
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,293,093
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,625,022
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,613,984
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	1/24 at 100.00	AA	580,530
1,110	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,286,435
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,890,970
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,359,652
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,434,590
2,375	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2004, 2.125%, 11/01/21	No Opt. Call	A-	2,393,359
10,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2017A, 1.700%, 8/01/37 (Mandatory Put 8/03/20) (AMT)	No Opt. Call	A-	10,494,330
1,670	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-2, 2.050%, 5/01/30 (Mandatory Put 5/01/20)	11/19 at 100.00	A-	1,672,588
19,870	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.100%, 10/01/36	10/25 at 100.00	AA+	20,300,583
8,950	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121, 3.100%, 10/01/36	10/25 at 100.00	AA+	9,143,946
15,305	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.700%, 10/01/37 (AMT)	4/27 at 100.00	AA+	15,905,262

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128B:
$6,585	3.500%, 10/01/34	10/27 at 100.00	AA+	$6,967,062
3,000	3.850%, 4/01/38	10/27 at 100.00	AA+	3,179,670
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A:
2,095	0.000%, 12/01/34 (7)	12/26 at 100.00	AA-	2,128,290
5,000	0.000%, 12/01/37 (7)	12/26 at 100.00	AA-	5,083,550
16,080	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	20,715,382
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery:
4,615	5.000%, 12/01/24 (WI/DD, Settling 9/24/19)	No Opt. Call	A1	5,371,491
5,000	5.000%, 12/01/25 (WI/DD, Settling 9/24/19)	No Opt. Call	A1	5,954,800
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,905	5.000%, 6/01/25	No Opt. Call	A3	6,960,283
2,830	5.000%, 6/01/29	6/26 at 100.00	A3	3,336,259
22,145	5.000%, 6/01/35	6/26 at 100.00	A3	25,501,075
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017:
2,500	5.000%, 12/01/29	12/27 at 100.00	A3	3,013,425
3,190	5.000%, 12/01/31	12/27 at 100.00	A3	3,803,373
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016A, 5.000%, 12/01/36	12/26 at 100.00	A3	5,783,100
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017:
3,495	5.000%, 12/01/31	12/27 at 100.00	A3	4,167,019
2,250	5.000%, 12/01/32	12/27 at 100.00	A3	2,674,170
2,000	4.000%, 12/01/36	12/27 at 100.00	A3	2,166,560
12,005	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A+	14,178,265
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/28	6/26 at 100.00	A1	1,205,210
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2017A-1, 5.000%, 12/01/36	12/27 at 100.00	A1	3,596,520
7,445	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A	8,758,075
3,025	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	3,144,669

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B:
$1,525	5.000%, 7/01/19 (AMT)	No Opt. Call	A	$1,525,000
3,100	5.000%, 7/01/20 (AMT)	No Opt. Call	A	3,206,361
1,250	5.000%, 7/01/21 (AMT)	No Opt. Call	A	1,332,700
2,650	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	7/19 at 100.00	N/R	2,639,082
9,745	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 2.469%, 12/01/24 (3-Month LIBOR * 67% reference rate + 0.78% spread) (5)	7/19 at 100.00	AA-	9,767,024
4,585	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/26	5/24 at 100.00	BB+	5,061,611
2,355	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	2,345,604
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc, Series 2013:
1,400	5.000%, 12/01/19	No Opt. Call	A+	1,420,650
730	5.000%, 12/01/20	No Opt. Call	A+	764,974
1,105	5.000%, 12/01/21	No Opt. Call	A+	1,192,494
1,625	5.000%, 12/01/22	No Opt. Call	A+	1,804,400
1,705	5.000%, 12/01/23	6/23 at 100.00	A+	1,920,955
1,795	5.000%, 12/01/24	6/23 at 100.00	A+	2,018,729
	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012:
105	4.000%, 11/01/19 – AGM Insured (ETM)	No Opt. Call	A2 (4)	105,933
60	4.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	60,467
3,435	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	A-	3,525,650
369,390	Total Pennsylvania			400,937,753
	Puerto Rico – 1.3%
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
2,945	6.125%, 7/01/24	No Opt. Call	Ca	3,051,756
25	6.000%, 7/01/44	7/19 at 100.00	Ca	25,250
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
12,320	5.250%, 7/01/24	7/22 at 100.00	Ca	12,551,000
5,990	4.250%, 7/01/25	7/22 at 100.00	Ca	5,967,538
12,670	5.000%, 7/01/33	7/22 at 100.00	Ca	12,780,862

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$2,459	0.000%, 7/01/24	No Opt. Call	N/R	$2,093,101
16,004	0.000%, 7/01/27	No Opt. Call	N/R	12,269,787
27,760	0.000%, 7/01/29	7/28 at 98.64	N/R	19,488,908
29,136	0.000%, 7/01/31	7/28 at 91.88	N/R	18,266,232
16,501	0.000%, 7/01/33	7/28 at 86.06	N/R	9,234,950
333	4.500%, 7/01/34	7/25 at 100.00	N/R	344,422
126,143	Total Puerto Rico			96,073,806
	Rhode Island – 0.3%
4,350	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (4)	5,070,795
4,125	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39	10/28 at 100.00	AA+	4,133,333
136,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	7/19 at 14.32	CCC+	15,094,396
144,620	Total Rhode Island			24,298,524
	South Carolina – 0.8%
5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	A	6,467,247
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,000	5.000%, 11/01/34	5/26 at 100.00	A1	1,162,610
1,170	5.000%, 11/01/35	5/26 at 100.00	A1	1,355,012
6,650	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	7,285,274
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013:
1,850	5.000%, 11/01/20 (ETM)	No Opt. Call	A+ (4)	1,939,966
7,500	5.000%, 11/01/27 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (4)	8,398,875
1,275	5.000%, 11/01/29 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (4)	1,427,809
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,058,827
3,925	5.000%, 8/01/32	8/24 at 100.00	Baa3	4,172,314
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A:
3,015	5.000%, 12/01/31	6/25 at 100.00	A	3,486,787
8,280	5.000%, 12/01/50	6/25 at 100.00	A	9,317,567

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
$7,015	5.000%, 12/01/29	6/26 at 100.00	A	$8,362,020
3,875	5.000%, 12/01/31	6/26 at 100.00	A	4,576,491
1,325	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Refunding Revenue Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A	1,421,911
54,560	Total South Carolina			61,432,710
	South Dakota – 0.1%
	South Dakota Building Authority, Revenue Bonds, Series 2013B:
525	5.000%, 6/01/22	No Opt. Call	AA+	579,626
1,000	5.000%, 6/01/24	6/23 at 100.00	AA+	1,136,840
2,410	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31	9/27 at 100.00	A1	2,910,822
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,011,340
3,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2019A, 3.800%, 11/01/39	5/28 at 100.00	AAA	3,173,580
7,935	Total South Dakota			8,812,208
	Tennessee – 1.8%
2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	7/19 at 100.00	BBB+	2,281,172
2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	Baa2	2,571,160
3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,492,489
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
3,250	5.000%, 4/01/29	4/27 at 100.00	BBB	3,783,260
2,500	5.000%, 4/01/30	4/27 at 100.00	BBB	2,893,575
2,725	5.000%, 4/01/31	4/27 at 100.00	BBB	3,136,584
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A+	1,481,172
1,300	4.000%, 1/01/23	No Opt. Call	A+	1,403,298
3,180	5.000%, 1/01/23	No Opt. Call	A+	3,540,294
2,110	5.000%, 1/01/24	1/23 at 100.00	A+	2,352,122
	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA	1,576,008
1,560	5.250%, 4/01/24	4/21 at 100.00	AA	1,660,074
1,240	5.250%, 4/01/25	4/21 at 100.00	AA	1,318,666

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA	$4,484,400
	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
1,000	5.500%, 11/01/20	11/19 at 100.00	AA	1,013,950
1,860	5.250%, 11/01/25	11/19 at 100.00	AA	1,883,548
8,255	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Aa1	9,615,341
1,150	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.950%, 7/01/35	1/25 at 100.00	AA+	1,211,238
5,255	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-3, 3.750%, 7/01/38	7/27 at 100.00	AA+	5,578,498
11,560	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-4, 3.900%, 7/01/38	1/28 at 100.00	AA+	12,350,935
9,995	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.750%, 7/01/39	7/28 at 100.00	AA+	10,650,172
10,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 3.000%, 7/01/39	7/28 at 100.00	AA+	10,026,300
6,680	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A3	7,364,834
13,380	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	13,891,517
27,240	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2017A, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	5/23 at 100.43	A3	29,210,542
129,540	Total Tennessee			138,771,149
	Texas – 6.2%
1,085	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/30	1/27 at 100.00	BBB+	1,286,506
	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019:
5,500	5.000%, 11/15/20 (AMT)	No Opt. Call	A1	5,764,495
5,000	5.000%, 11/15/21 (AMT)	No Opt. Call	A1	5,410,650
11,690	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2014A, 4.000%, 8/15/35	8/24 at 100.00	AAA	12,732,631
3,370	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	A-	3,687,791
3,445	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	A- (4)	3,691,696
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	A-	2,238,773
1,390	5.000%, 1/01/33	7/25 at 100.00	A-	1,593,718
1,165	5.000%, 1/01/34	7/25 at 100.00	A-	1,332,445

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
$2,000	5.000%, 1/01/33	1/26 at 100.00	A-	$2,313,120
1,650	5.000%, 1/01/35	1/26 at 100.00	A-	1,897,913
	City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019:
2,400	5.000%, 9/01/32	9/28 at 100.00	A	2,950,176
1,250	5.000%, 9/01/34	9/28 at 100.00	A	1,524,400
1,700	5.000%, 9/01/35	9/28 at 100.00	A	2,064,361
2,155	5.000%, 9/01/36	9/28 at 100.00	A	2,604,339
865	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB+	886,469
	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012:
5,200	5.000%, 2/15/26 (Pre-refunded 2/15/21)	2/21 at 100.00	Aaa (4)	5,507,268
2,800	5.000%, 2/15/26	2/21 at 100.00	AAA	2,960,636
5,500	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2019, 5.000%, 12/01/28	No Opt. Call	AA+	7,102,150
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016:
10,000	1.350%, 11/01/20 (AMT), 144A	No Opt. Call	A+	9,988,100
20,000	1.600%, 11/01/21 (AMT), 144A	No Opt. Call	A+	19,927,400
9,295	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	9,686,412
	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009:
1,545	4.550%, 2/15/25 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	1,550,778
455	4.550%, 2/15/25	8/19 at 100.00	AA+	456,756
11,750	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	13,132,622
7,400	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	8,082,576
	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A-	906,981
550	4.000%, 3/01/22	3/21 at 100.00	A-	569,432
800	4.000%, 3/01/23	3/21 at 100.00	A-	827,408
440	4.250%, 3/01/25	3/21 at 100.00	A-	457,970
	Harris County Cultural Educaion Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A:
1,825	5.000%, 12/01/23	12/22 at 100.00	A+	2,032,265
18,000	4.000%, 12/01/31	12/22 at 100.00	A+	19,001,160

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County Cultural Educaion Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
$5,215	5.000%, 12/01/26	12/24 at 100.00	A+	$6,078,239
4,025	5.000%, 12/01/27	12/24 at 100.00	A+	4,667,551
3,000	5.000%, 12/01/28	12/24 at 100.00	A+	3,465,120
6,115	5.000%, 12/01/29	12/24 at 100.00	A+	7,027,725
2,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A, 4.000%, 10/01/35 (WI/DD, Settling 7/10/19)	10/29 at 100.00	AA	2,250,720
5,045	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	5,945,381
3,015	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St Luke's Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	9/19 at 100.00	AA+ (4)	3,050,125
	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22 (Pre-refunded 11/01/19)	11/19 at 100.00	AAA (4)	5,183,181
5,385	5.000%, 11/01/23 (Pre-refunded 11/01/19)	11/19 at 100.00	AAA (4)	5,451,451
5,660	5.000%, 11/01/24 (Pre-refunded 11/01/19)	11/19 at 100.00	AAA (4)	5,729,844
2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0054, 9.985%, 11/01/41, 144A (IF) (6)	11/21 at 100.00	AAA	2,843,253
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
285	5.000%, 11/15/22	No Opt. Call	A3	314,401
425	5.000%, 11/15/23	No Opt. Call	A3	479,651
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,629,666
4,600	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,350,214
4,095	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,749,872
12,040	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	13,921,732
	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (4)	2,270,000
2,380	5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (4)	2,464,799
5,240	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A, 4.000%, 2/15/31	2/23 at 100.00	AAA	5,610,573
11,815	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%, 2/15/34	2/26 at 100.00	AAA	13,058,056
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A+	2,034,805
2,025	5.000%, 7/01/26	7/21 at 100.00	A+	2,167,439

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B:
$18,675	5.000%, 7/01/31	7/22 at 100.00	A+	$20,458,462
5,000	5.000%, 7/01/32	7/22 at 100.00	A+	5,469,850
2,440	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	BB	2,722,040
	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D:
3,000	5.000%, 11/15/32	11/28 at 100.00	Aa2	3,748,140
2,570	5.000%, 11/15/33	11/28 at 100.00	Aa2	3,197,183
6,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/22	No Opt. Call	AA	6,570,480
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,005	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A	7,577,453
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A	3,534,598
2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA-	2,292,860
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/26 (AMT)	11/25 at 100.00	A1	1,187,730
2,025	5.000%, 11/01/27 (AMT)	11/25 at 100.00	A1	2,396,365
1,570	5.000%, 11/01/28 (AMT)	11/25 at 100.00	A1	1,850,747
2,000	5.000%, 11/01/29 (AMT)	11/25 at 100.00	A1	2,345,520
2,000	5.000%, 11/01/30 (AMT)	11/25 at 100.00	A1	2,332,900
1,915	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A3	1,990,451
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018:
2,135	5.000%, 5/15/21	No Opt. Call	A+	2,279,177
1,845	5.000%, 5/15/22	No Opt. Call	A+	2,031,382
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	B1	3,305,073
2,720	5.250%, 12/01/28	12/25 at 100.00	B1	2,964,066
2,700	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,890,458
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
4,380	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	4,872,356
4,720	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	5,250,575
3,945	5.000%, 8/15/26 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	4,388,457
7,025	5.000%, 8/15/27 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	7,814,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
$3,855	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	$4,722,221
9,130	0.000%, 9/01/45 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	12,174,125
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,655	5.250%, 9/01/25 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	9,372,326
5,040	5.250%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	5,457,715
870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	7/19 at 100.00	AAA	872,027
4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA-	5,176,359
1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A	1,437,440
3,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38	9/27 at 100.00	Aaa	3,220,590
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,377,050
4,750	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	5,277,583
5,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014, 4.000%, 10/01/33	4/24 at 100.00	AAA	5,453,400
3,250	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/22	No Opt. Call	AAA	3,633,858
16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	BBB+	18,422,462
	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A:
1,125	0.000%, 8/01/35	2/29 at 76.82	Baa3	616,556
1,590	0.000%, 8/01/36	2/29 at 73.16	Baa3	825,131
2,070	0.000%, 8/01/37	2/29 at 69.41	Baa3	1,011,029
1,100	0.000%, 8/01/39	2/29 at 62.63	Baa3	480,403
	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,900	4.000%, 8/15/19	No Opt. Call	A	2,908,700
3,015	4.000%, 8/15/20	No Opt. Call	A	3,099,691
3,135	4.000%, 8/15/21	No Opt. Call	A	3,258,644
8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	9,663,111
431,025	Total Texas			469,844,619

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah – 0.2%
$6,345	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc, Series 2009, 5.000%, 8/15/41 (Pre-refunded 8/15/19)	8/19 at 100.00	AA+ (4)	$6,372,918
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23 (Pre-refunded 9/01/22)	9/22 at 100.00	A (4)	3,715,182
2,000	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	A (4)	2,224,660
2,265	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	A (4)	2,519,428
13,950	Total Utah			14,832,188
	Virginia – 1.4%
250	Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds, Chesapeake Regional Medical Center, Series 2019, 3.000%, 7/01/38	7/29 at 100.00	A	249,547
2,390	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	2,410,339
10,755	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 4.000%, 10/01/19	No Opt. Call	AAA	10,828,887
9,785	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Metrorail Service District Improvement Silver LIne Phase 2 Project, Series 2018, 2.000%, 4/01/22	4/20 at 100.00	AA+	9,837,545
6,785	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	6,862,010
5,880	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008C, 1.800%, 11/01/35 (Mandatory Put 4/01/22)	No Opt. Call	A2	5,911,517
760	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	795,614
1,185	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 3.125%, 6/15/31	6/26 at 100.00	A3	1,225,634
710	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	747,523
39,100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	44,029,728
6,835	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	7,415,360
8,650	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory Put 9/01/20)	No Opt. Call	A2	8,712,539
8,000	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.900%, 5/01/33 (Mandatory Put 6/01/23)	No Opt. Call	A2	8,063,920
101,085	Total Virginia			107,090,163

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington – 2.4%
	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A:
$27,890	5.000%, 7/01/36	7/29 at 100.00	Aa1	$35,069,723
50,350	5.000%, 7/01/37	7/29 at 100.00	Aa1	62,957,640
2,900	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016, 5.000%, 2/01/29	2/26 at 100.00	AA-	3,467,443
2,340	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Baa2	2,617,360
6,000	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series 2018, 5.000%, 12/01/19	No Opt. Call	AA+	6,092,760
6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	6,282,420
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
2,730	5.000%, 1/01/26	7/25 at 100.00	A+	3,216,977
1,285	5.000%, 1/01/27	7/25 at 100.00	A+	1,506,290
	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,295	5.000%, 11/15/22	No Opt. Call	AA-	1,443,873
2,035	5.000%, 11/15/24	5/24 at 100.00	AA-	2,342,061
14,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	15,357,860
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
4,015	5.000%, 10/01/30	10/28 at 100.00	AA-	5,037,099
2,780	5.000%, 10/01/31	10/28 at 100.00	AA-	3,454,762
3,010	5.000%, 10/01/32	10/28 at 100.00	AA-	3,710,367
2,600	5.000%, 10/01/33	10/28 at 100.00	AA-	3,182,114
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
5,120	5.000%, 8/15/29	8/27 at 100.00	BBB	6,020,403
5,000	5.000%, 8/15/34	8/27 at 100.00	BBB	5,749,200
5,765	5.000%, 8/15/36	8/27 at 100.00	BBB	6,588,530
1,330	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	1,331,875
3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	Baa1 (4)	3,279,770
4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa2	4,762,019
154,110	Total Washington			183,470,546

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia – 0.4%
$4,830	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (AMT)	No Opt. Call	Baa3	$4,819,905
10,335	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	10,325,389
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,124,380
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,124,380
4,830	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,901,339
1,030	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	1,180,792
33,025	Total West Virginia			33,476,185
	Wisconsin – 2.0%
	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019:
1,700	4.000%, 6/01/31	6/29 at 100.00	AA	1,963,075
2,000	4.000%, 6/01/35	6/29 at 100.00	AA	2,261,700
24,400	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	29,303,424
	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017:
2,000	5.000%, 9/30/37 (AMT)	9/27 at 100.00	BBB	2,325,760
14,705	5.000%, 9/30/49 (AMT)	9/27 at 100.00	BBB	16,732,967
5,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-1, 2.625%, 11/01/25 (AMT)	No Opt. Call	A-	5,680,895
7,770	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	8,053,916
4,420	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	4,641,619
4,395	Sun Prairie Area School District, Dane and Columbia Counties, Wisconsin, General Obligation Bonds, Anticipation Notes Series 2019, 3.000%, 12/31/19 (Pre-refunded 8/29/19) (WI/DD, Settling 7/01/19)	8/19 at 100.00	N/R	4,405,636
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	AA-	343,824
470	5.000%, 4/01/22	No Opt. Call	AA-	514,979

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
$780	5.000%, 12/01/26	11/24 at 100.00	AA-	$908,505
3,950	5.000%, 12/01/27	11/24 at 100.00	AA-	4,584,330
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%, 8/15/36	8/28 at 100.00	AA	2,206,520
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2012A:
1,020	5.000%, 7/15/25 (Pre-refunded 7/15/21)	7/21 at 100.00	AA (4)	1,095,582
14,400	5.000%, 7/15/27 – AGM Insured (Pre-refunded 7/15/21)	7/21 at 100.00	AA (4)	15,467,040
2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (4)	2,146,870
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc, Series 2008B:
1,455	4.350%, 8/15/19 (ETM)	No Opt. Call	N/R (4)	1,460,180
8,670	5.500%, 8/15/29 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	8,891,605
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A-	5,630,950
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A-	1,059,770
2,715	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc, Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	2,882,244
1,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	1,971,652
4,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,819,833
2,850	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John's Communities Inc, Series 2018A, 5.000%, 9/15/40	9/23 at 100.00	BBB-	2,991,702
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825	5.000%, 12/15/23	No Opt. Call	AA-	943,957
1,310	5.000%, 12/15/25	12/24 at 100.00	AA-	1,531,783
	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2:
85	5.000%, 5/01/24 (Pre-refunded 5/01/22)	5/22 at 100.00	N/R (4)	93,561
5,785	5.000%, 5/01/24	5/22 at 100.00	Aa1	6,373,566
8,100	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	A1	9,053,370
135,840	Total Wisconsin			150,340,815
	Wyoming – 0.4%
16,875	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A, 3.625%, 7/15/39	5/29 at 100.00	A	17,422,762

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming (continued)
$5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30	9/23 at 100.00	BB+	$5,892,315
6,960	Wyoming Community Development Authority, Housing Revenue Bonds, 2015 Series 6, 3.900%, 12/01/34	12/24 at 100.00	AA+	7,342,800
29,335	Total Wyoming			30,657,877
$7,076,364	Total Municipal Bonds (cost $7,017,992,517)			7,339,503,548

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Transportation – 0.0%
$198	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$133,537
57	Las Vegas Monorail Company, Senior Interest Bonds (8), (9), (10)	5.500%	7/15/55	N/R	28,490
$255	Total Corporate Bonds (cost $9,328)				162,027
	Total Long-Term Investments (cost $7,018,001,845)				7,339,665,575

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 4.0%
	MUNICIPAL BONDS – 4.0%
	National – 0.2%
$14,810	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C, Variable Rate Demand Obligations, Series 2018, 2.700%, 11/30/21 (SIFMA reference rate + 0.800% spread), 144A (5), (11)	No Opt. Call	A+	$14,810,000
1,165	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D, Variable Rate Demand Obligations, Series 2018, 2.900%, 7/31/23 (SIFMA reference rate + 1.00% spread), 144A (5), (11)	No Opt. Call	A+	1,165,000
15,975	Total National			15,975,000
	Alabama – 0.4%
28,940	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Variable Rate Demand Obligations, Alabama Power Company Barry Plan, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (11)	No Opt. Call	A1	30,117,568
	Alaska – 0.1%
11,395	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project, Variable Rate Demand Obligations, Series 2009C, 1.850%, 7/01/22 (11)	9/19 at 100.00	A-1+	11,395,000
	California – 0.1%
11,000	Los Angeles County, California, Tax and Revenue Anticipation Notes, Variable Rate Demand Obligations, Series 2019, 5.000%, 6/30/20 (WI/DD, Settling 7/01/19)	No Opt. Call	SP-1+	11,418,660

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 0.7%
$11,785	Florida Keys Aqueduct Authority, Water Revenue Bonds, Variable Rate Demand Obligations, Series 2008, 1.850%, 9/01/35 (11)	9/19 at 100.00	A-1+	$11,785,000
38,910	Gainesville, Florida, Utilities System Revenue Bonds, Variable Rate Demand Obligations, Series 2007A, 1.950%, 10/01/36 (11)	9/19 at 100.00	A-1+	38,910,000
50,695	Total Florida			50,695,000
	Michigan – 0.1%
5,895	Michigan State University, General Revenue Bonds, Variable Rate Demand Obligations, Series 2003A, 1.930%, 2/15/33 (11)	9/19 at 100.00	A-1+	5,895,000
5,000	Michigan State University, General Revenue Bonds, Variable Rate Demand Obligations, Trust Series Floaters 2018-E-127, 1.940%, 8/15/33, 144A (11)	6/19 at 100.00	N/R	5,000,000
10,895	Total Michigan			10,895,000
	New Jersey – 0.1%
4,520	New Jersey Turnpike Authority, Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Floater Series 2017-ZM0566, 2.030%, 1/01/37, 144A (11)	1/28 at 100.00	A-1	4,520,000
	New York – 1.2%
15,630	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate Demand Obligations, Bond Anticipation Note Series 2019A, 4.000%, 2/03/20	No Opt. Call	N/R	15,867,420
13,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Variable Rate Demand Obligations, Fiscal 2015 Adjustable Rate Series BB-4, 1.970%, 6/15/50 (11)	9/19 at 100.00	A-1	13,900,000
29,305	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Variable Rate Demand Obligations, Fiscal Series 2003A-2, 1.970%, 11/01/29 (11)	9/19 at 100.00	A-1	29,305,000
29,925	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Fiscal 2017 Series B-5, 1.970%, 10/01/46 (11)	6/19 at 100.00	A-1	29,925,000
88,760	Total New York			88,997,420
	North Carolina – 0.1%
5,705	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Variable Rate Demand Obligations, Refunding Series 2008C, 1.850%, 5/01/36 (11)	9/19 at 100.00	VMIG-1	5,705,000
	Pennsylvania – 0.0%
2,190	Emmaus General Authority, Pennsylvania, Variable Rate Demand Obligations, Series 1996, 1.930%, 12/01/28 – AGM Insured (11)	10/19 at 100.00	AA	2,190,000
	Texas – 1.0%
59,965	Texas State, General Obligation Veterans Bonds, Variable Rate Demand Obligations, Series 2012B, 2.000%, 12/01/42 (11)	9/19 at 100.00	VMIG-1	59,965,000

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$15,240	Texas State, General Obligation Veterans Bonds, Variable Rate Demand Obligations, Series 2015B, 1.950%, 6/01/46 (11)	9/19 at 100.00	VMIG-1	$15,240,000
75,205	Total Texas			75,205,000
$305,280	Total Short-Term Investments (cost $278,650,000)			307,113,648
	Total Investments (cost $7,296,651,845) – 100.2%			7,646,779,223
	Other Assets Less Liabilities – (0.2)%			(13,951,958)
	Net Assets – 100%			$7,632,827,265
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$7,339,503,548	$ —	$7,339,503,548
Corporate Bonds	—	—	162,027	162,027
Short-Term Investments:
Municipal Bonds	—	307,113,648	—	307,113,648
Total	$ —	$7,646,617,196	$162,027	$7,646,779,223

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	The tax-exempt municipal bonds previously held by the Fund were surrendered in conjunction with the issuer’s bankruptcy reorganization plan. In return, the Fund received one or more senior interest corporate bonds.
(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(11)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.3%
	MUNICIPAL BONDS – 98.3%
	National – 0.1%
$2,891	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	$3,070,811
	Alabama – 2.1%
9,790	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A3	10,584,752
32,945	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016A, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	3/21 at 100.59	Aa2	34,411,712
35,075	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	37,420,465
6,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.850%, 6/01/34 (Mandatory Put 3/24/20)	No Opt. Call	A1	6,008,580
20,085	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A3	21,872,565
103,895	Total Alabama			110,298,074
	Alaska – 0.3%
4,575	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	12/19 at 100.00	N/R	4,600,574
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,655	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	1,811,514
3,565	5.000%, 1/01/26 (AMT)	7/25 at 100.00	Baa2	3,972,301
790	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	7/19 at 100.00	A3	790,245
3,645	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A1	3,834,285
14,230	Total Alaska			15,008,919
	Arizona – 2.5%
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,430	5.000%, 10/01/26 (WI/DD, Settling 7/09/19)	No Opt. Call	AA-	6,685,633
5,000	5.000%, 10/01/27 (WI/DD, Settling 7/09/19)	No Opt. Call	AA-	6,272,300
2,975	Arizona State, Certificates of Participation, Series 2010A, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	3,002,013
120	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	124,434

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$16,775	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	$17,259,630
1,625	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,680,104
6,270	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	7,197,082
2,220	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding AMT Series 2017A, 1.800%, 9/01/32 (Mandatory Put 5/21/20) (AMT)	No Opt. Call	A+	2,224,063
1,200	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, 1.600%, 3/01/39 (Mandatory Put 5/21/20)	No Opt. Call	A+	1,201,152
	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014:
335	5.000%, 7/01/19	No Opt. Call	AAA	335,000
575	5.000%, 7/01/20	No Opt. Call	AAA	595,953
765	5.000%, 7/01/21	No Opt. Call	AAA	820,470
14,500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019B, 5.000%, 9/01/45 (Mandatory Put 9/01/24)	No Opt. Call	A2	16,759,825
6,665	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48 (Mandatory Put 10/18/24)	No Opt. Call	AA-	7,788,919
4,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019B, 2.280%, 1/01/35 (Mandatory Put 10/18/22) (SIFMA reference rate + 0.38% spread) (4)	4/22 at 100.00	AA-	4,001,120
3,440	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 2.470%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.57% spread) (4)	10/23 at 100.00	AA-	3,441,410
11,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico Palo Verde Project, Series 2010A, 2.400%, 6/01/43 (Mandatory Put 6/01/20)	No Opt. Call	BBB+	11,053,460
	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015:
500	4.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	500,000
575	4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	590,508
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,648,994
750	4.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	806,872
1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	Aa3	1,418,145
	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
1,425	4.000%, 7/01/20	No Opt. Call	AA	1,463,432
2,225	4.000%, 7/01/21	No Opt. Call	AA	2,344,416
2,055	4.000%, 7/01/22	No Opt. Call	AA	2,219,010

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
$2,415	5.000%, 7/01/21	No Opt. Call	AA	$2,585,644
4,030	5.000%, 7/01/22	No Opt. Call	AA	4,463,507
3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,330,228
	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	5,567,884
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	6,563,413
295	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	311,877
	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
1,305	5.000%, 8/01/22	No Opt. Call	AA	1,447,832
2,000	5.000%, 8/01/23	No Opt. Call	AA	2,283,760
2,000	5.000%, 8/01/24	No Opt. Call	AA	2,345,620
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA	1,172,810
121,405	Total Arizona			132,506,520
	Arkansas – 0.6%
8,605	Arkansas State, Federal Highway Grant Anticipation and Tax Revenue Bonds, Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa1	9,612,559
1,400	Crittenden County, Arkansas, Sales and Use Tax Revenue Bonds, Series 2017, 5.000%, 3/01/21	No Opt. Call	A	1,479,478
	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/19	No Opt. Call	A+	500,000
670	5.000%, 7/01/21	No Opt. Call	A+	715,480
	Pulaksi County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
890	4.000%, 7/01/19	No Opt. Call	BB+	890,000
995	4.000%, 7/01/20	No Opt. Call	BB+	1,003,627
1,020	4.000%, 7/01/21	No Opt. Call	BB+	1,036,738
1,075	4.000%, 7/01/22	No Opt. Call	BB+	1,095,780
1,180	5.250%, 7/01/27	7/23 at 100.00	BB+	1,216,238
470	5.250%, 7/01/28	7/23 at 100.00	BB+	484,438
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A+	556,610
1,740	5.000%, 12/01/23	No Opt. Call	A+	1,988,054
2,110	5.000%, 12/01/24	No Opt. Call	A+	2,470,409

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019:
$2,560	3.000%, 2/01/27	8/24 at 100.00	Aa2	$2,690,816
3,790	3.000%, 2/01/28	8/24 at 100.00	Aa2	3,971,731
3,915	3.000%, 2/01/29	8/24 at 100.00	Aa2	4,083,893
31,420	Total Arkansas			33,795,851
	California – 2.8%
17,400	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45 (Mandatory Put 4/01/26)	10/25 at 100.00	AA	18,493,938
7,965	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory Put 10/01/25)	10/25 at 100.00	AA-	8,165,798
4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43 (Mandatory Put 10/15/19)	No Opt. Call	AA-	4,042,720
19,790	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 3.000%, 12/31/30 – AGM Insured (AMT)	6/28 at 100.00	AA	20,333,038
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
1,565	5.000%, 2/01/22	No Opt. Call	A-	1,708,025
2,600	5.000%, 2/01/23	No Opt. Call	A-	2,921,386
1,920	5.000%, 2/01/24	No Opt. Call	A-	2,215,181
1,700	5.000%, 2/01/25	No Opt. Call	A-	2,008,006
2,000	5.000%, 2/01/26	No Opt. Call	A-	2,412,320
1,500	5.000%, 2/01/27	No Opt. Call	A-	1,840,020
5,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2017A, 2.000%, 12/01/44 (Mandatory Put 12/01/20) (AMT)	No Opt. Call	A-	5,028,200
3,365	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	3,585,912
5,875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	6,324,320
6,440	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	6,814,035
13,270	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A, 1.870%, 6/01/23	7/19 at 100.00	N/R	13,279,422
765	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A-	890,070
	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,470	5.000%, 1/01/20	No Opt. Call	BBB	2,499,097
2,590	5.000%, 1/01/21	No Opt. Call	BBB	2,676,739
6,085	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BBB	6,163,253

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	$533,355
5,010	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018B, 5.000%, 1/01/22	12/21 at 100.00	AA	5,480,389
2,765	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA+	3,082,311
3,850	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2016A, 4.000%, 7/01/34	7/25 at 100.00	AAA	4,228,725
2,700	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,197,124
	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election 2000 Refunding Series 2020:
1,900	5.000%, 8/01/22 (WI/DD, Settling 5/05/20)	No Opt. Call	Aaa	2,042,785
2,500	5.000%, 8/01/23 (WI/DD, Settling 5/05/20)	No Opt. Call	Aaa	2,766,400
2,960	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (5)	3,066,086
80	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa (5)	89,968
6,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/25 (AMT)	No Opt. Call	A+	7,556,202
1,530	Vallecito Union School District, Calaveras County, California, General Obligation Bonds,2018 Election, Anticipation Note Series 2019, 0.000%, 8/01/22	No Opt. Call	AA	1,458,932
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,315	5.000%, 7/01/19	No Opt. Call	Baa1	1,315,000
1,225	4.000%, 7/01/20	No Opt. Call	Baa1	1,256,311
1,130	5.000%, 7/01/22	No Opt. Call	Baa1	1,241,395
980	5.000%, 7/01/23	No Opt. Call	Baa1	1,105,381
141,085	Total California			149,821,844
	Colorado – 1.6%
2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	Aa3	2,855,242
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
765	5.000%, 12/01/20, 144A	No Opt. Call	N/R	791,821
1,000	5.000%, 12/01/21, 144A	No Opt. Call	N/R	1,055,540
1,425	5.000%, 12/01/22, 144A	No Opt. Call	N/R	1,528,284
1,000	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/20	No Opt. Call	A-	1,029,510
7,245	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	AA	8,441,294

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,025	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	7/19 at 100.00	BBB+	$3,046,598
16,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory Put 11/12/21)	No Opt. Call	BBB+	18,249,483
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A:
5,205	5.000%, 2/01/20	No Opt. Call	BBB+	5,303,114
4,830	5.000%, 2/01/21	No Opt. Call	BBB+	5,071,017
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,000	4.000%, 6/01/20	No Opt. Call	A-	1,020,480
2,000	5.000%, 6/01/21	No Opt. Call	A-	2,120,040
2,300	5.000%, 6/01/22	No Opt. Call	A-	2,504,838
500	5.000%, 6/01/23	No Opt. Call	A-	558,495
250	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 2.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	250,123
	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
294	3.500%, 12/01/21	No Opt. Call	N/R	298,545
530	4.500%, 12/01/27	12/22 at 103.00	N/R	557,088
1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A+	1,520,310
13,090	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/24 (AMT)	No Opt. Call	A+	15,318,572
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A:
1,060	5.000%, 9/01/19	No Opt. Call	A	1,065,862
1,175	5.000%, 9/01/20	No Opt. Call	A	1,220,426
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
1,765	3.625%, 12/01/21	No Opt. Call	N/R	1,799,347
3,705	4.625%, 12/01/27	12/22 at 103.00	N/R	3,895,104
5,715	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A	5,706,885
79,104	Total Colorado			85,208,018
	Connecticut – 4.3%
42,630	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	43,314,638
6,925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 2.050%, 7/01/35 (Mandatory Put 7/12/21)	No Opt. Call	AAA	7,027,767

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$35,715	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22) (WI/DD, Settling 7/01/19)	No Opt. Call	AAA	$35,801,430
5,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017A-2, 5.000%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	6,257,771
22,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B, 5.000%, 7/01/37 (Mandatory Put 7/01/20)	No Opt. Call	AAA	22,963,791
44,435	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	45,153,070
25,880	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014B, 1.800%, 7/01/49 (Mandatory Put 7/01/24) (WI/DD, Settling 7/01/19)	1/24 at 100.00	AA-	26,069,183
1,955	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 3.750%, 11/15/33	11/27 at 100.00	AAA	2,107,079
	Connecticut State, General Obligation Bonds, Refunding Series 2018B:
5,220	5.000%, 4/15/21	No Opt. Call	A1	5,552,149
7,115	5.000%, 4/15/22	No Opt. Call	A1	7,794,981
1,320	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/22	No Opt. Call	A1	1,453,478
	Connecticut State, General Obligation Bonds, Refunding Series 2018F:
1,025	5.000%, 9/15/20	No Opt. Call	A1	1,069,844
600	5.000%, 9/15/21	No Opt. Call	A1	646,434
490	Connecticut State, General Obligation Bonds, Series 2013C, 5.000%, 7/15/22	No Opt. Call	A1	540,891
1,685	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	A1	1,898,506
5,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/20	No Opt. Call	A+	5,223,600
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C:
580	5.000%, 10/01/20	No Opt. Call	A+	605,938
1,605	5.000%, 10/01/22	No Opt. Call	A+	1,784,262
1,530	5.000%, 10/01/23	No Opt. Call	A+	1,745,852
240	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (AMT)	7/19 at 100.00	A-	242,417
	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2014B:
1,915	4.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	1,918,696
2,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	2,072,760
890	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	AA-	989,689
	Stratford, Connecticut, General Obligation Bonds, Series 2014:
395	3.000%, 12/15/19	No Opt. Call	AA-	397,820
525	5.000%, 12/15/21	No Opt. Call	AA-	568,806

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
	West Haven, Connecticut, General Obligation Bonds, Series 2012:
$2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	$2,283,152
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,190,320
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,090,180
222,570	Total Connecticut			228,764,504
	Delaware – 0.1%
	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,905	5.000%, 7/01/19	No Opt. Call	BBB+	1,905,000
2,000	5.000%, 7/01/20	No Opt. Call	BBB+	2,054,940
275	5.000%, 7/01/21	No Opt. Call	BBB+	289,822
4,180	Total Delaware			4,249,762
	District of Columbia – 1.3%
16,090	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/24	12/19 at 100.00	AAA	16,340,038
10,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2011G, 5.000%, 12/01/30	12/21 at 100.00	AAA	10,836,400
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,165	5.000%, 10/01/22 (AMT)	No Opt. Call	AA-	9,063,150
10,830	5.000%, 10/01/23 (AMT)	No Opt. Call	AA-	12,353,131
8,875	5.000%, 10/01/24 (AMT)	No Opt. Call	AA-	10,379,490
7,240	5.000%, 10/01/25 (AMT)	No Opt. Call	AA-	8,657,520
1,200	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24	No Opt. Call	AA-	1,410,072
62,400	Total District of Columbia			69,039,801
	Florida – 4.8%
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
5,000	5.000%, 10/01/24 (AMT)	No Opt. Call	A+	5,817,500
5,000	5.000%, 10/01/25 (AMT)	No Opt. Call	A+	5,943,050
2,295	5.000%, 10/01/26 (AMT)	10/25 at 100.00	A+	2,728,663
4,110	5.000%, 10/01/27 (AMT)	10/25 at 100.00	A+	4,863,445
	Broward County, Florida, Airport System Revenue Bonds, Series 2017:
1,585	5.000%, 10/01/21 (AMT)	No Opt. Call	A+	1,705,698
1,000	5.000%, 10/01/23 (AMT)	No Opt. Call	A+	1,135,780

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
$960	1.650%, 9/01/19 – AGM Insured	No Opt. Call	AA	$960,221
935	1.900%, 9/01/20 – AGM Insured	No Opt. Call	AA	936,599
960	2.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	963,485
1,225	2.125%, 9/01/22 – AGM Insured	No Opt. Call	AA	1,231,823
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
5,030	5.000%, 6/01/20	12/19 at 100.00	AA	5,104,796
18,050	5.000%, 6/01/22	12/21 at 100.00	AA	19,595,621
10,480	5.000%, 6/01/25	12/24 at 100.00	AA	12,353,300
5,000	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	AAA	5,716,800
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
26,750	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	1/20 at 104.00	N/R	26,248,705
26,750	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/20 at 105.00	N/R	26,081,517
26,755	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/20 at 105.00	N/R	26,022,180
5,005	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 3.750%, 7/01/33	1/28 at 100.00	Aaa	5,383,979
5,880	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/20	No Opt. Call	A+	6,142,954
2,655	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	2,773,732
2,215	Hillsborough County School District, Florida, Sales Tax Revenue Refunding Bonds, Series 2015B, 5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	2,312,349
	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017:
3,120	5.000%, 10/01/23 – AGM Insured	No Opt. Call	AA	3,582,322
2,725	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	3,281,854
2,295	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	2,818,237
2,010	5.000%, 10/01/27 – AGM Insured	4/27 at 100.00	AA	2,483,596
2,850	5.000%, 10/01/28 – AGM Insured	4/27 at 100.00	AA	3,508,179
2,310	5.000%, 10/01/29 – AGM Insured	4/27 at 100.00	AA	2,828,041
2,525	Manatee County, Florida, Revenue Bonds, Refunding & Improvement Series 2013, 5.000%, 10/01/20	No Opt. Call	AA+	2,641,781
355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21, 144A (AMT)	6/20 at 100.00	BBB+	362,072

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
$3,040	5.000%, 7/01/20	No Opt. Call	A	$3,148,315
2,315	5.000%, 7/01/21	No Opt. Call	A	2,469,318
1,805	5.000%, 7/01/22	No Opt. Call	A	1,983,496
4,000	5.000%, 7/01/23	No Opt. Call	A	4,518,360
2,770	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2015D, 5.000%, 2/01/20	No Opt. Call	A+	2,828,087
1,880	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E, 5.000%, 4/01/20	No Opt. Call	AA	1,930,516
5,280	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	AA-	5,428,210
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
2,000	5.000%, 11/01/29 – AGM Insured	11/27 at 100.00	AA	2,462,840
9,215	5.000%, 11/01/30 – AGM Insured	11/27 at 100.00	AA	11,293,812
	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
85	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (5)	91,823
4,915	5.000%, 10/01/25	10/21 at 100.00	AA+	5,313,115
	Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
550	5.000%, 9/01/20	No Opt. Call	AA-	573,551
500	5.000%, 9/01/22	No Opt. Call	AA-	553,830
510	5.000%, 9/01/23	No Opt. Call	AA-	580,854
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
1,280	5.000%, 8/15/21	No Opt. Call	AA-	1,374,016
440	5.000%, 8/15/22	No Opt. Call	AA-	487,023
1,760	5.000%, 8/15/23	No Opt. Call	AA-	2,004,341
2,000	5.000%, 8/15/24	No Opt. Call	AA-	2,339,320
5,500	5.000%, 8/15/25	No Opt. Call	AA-	6,582,510
5,780	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	6,984,089
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
3,475	5.000%, 9/01/19	No Opt. Call	A+	3,494,981
865	5.000%, 9/01/20	No Opt. Call	A+	899,678
785	5.000%, 9/01/21	No Opt. Call	A+	843,836
545	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2015, 5.000%, 4/01/21	No Opt. Call	A-	578,250
115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	97,253

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (7)	No Opt. Call	N/R	$2
460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	7/19 at 100.00	N/R	383,732
280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	7/19 at 100.00	N/R	192,279
305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	9/19 at 100.00	N/R	3
238,450	Total Florida			254,965,719
	Georgia – 1.7%
15,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory Put 6/18/21)	No Opt. Call	A-	15,235,360
	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2012:
7,085	1.850%, 12/01/49 (Mandatory Put 8/22/19)	No Opt. Call	A-	7,086,559
3,000	1.850%, 12/01/49 (Mandatory Put 8/22/19)	No Opt. Call	A-	3,000,660
3,000	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 1.875%, 4/01/33 (Mandatory Put 10/01/19)	No Opt. Call	A-	3,002,400
1,515	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,692,391
8,000	Floyd County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Hammond Project, First Series 2010, 2.350%, 7/01/22 (Mandatory Put 12/11/20)	No Opt. Call	Baa1	8,079,440
10,580	Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/24	No Opt. Call	AAA	12,313,639
5,000	Georgia State, General Obligation Bonds, Series 2017A, 5.000%, 2/01/32	2/27 at 100.00	AAA	6,131,250
4,355	Georgia State, General Obligation Bonds, Tranche 1 Series 2016A, 5.000%, 2/01/25	No Opt. Call	AAA	5,203,136
6,015	Georgia State, General Obligation Bonds, Tranche 2 Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	7,319,954
8,700	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	9,655,521
2,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-2, 2.350%, 10/01/48 (Mandatory Put 12/11/20)	No Opt. Call	A3	2,019,860
3,750	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Gulf Power Company - Scherer Project, First Series 2010, 1.400%, 6/01/49 (Mandatory Put 9/19/19)	No Opt. Call	A2	3,747,713
3,005	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/19	No Opt. Call	AA-	3,031,534
580	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.000%, 10/01/20	No Opt. Call	Baa1	603,716
81,835	Total Georgia			88,123,133

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii – 0.7%
$17,130	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	$17,616,834
	Hawaii State, General Obligation Bonds, Series 2013EH:
6,850	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (5)	7,367,038
65	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (5)	69,906
1,490	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	1,543,953
5,740	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2017D, 5.000%, 9/01/30	9/27 at 100.00	Aa1	7,125,005
2,150	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,594,534
33,425	Total Hawaii			36,317,270
	Idaho – 0.8%
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
4,500	5.000%, 3/01/25	No Opt. Call	A-	5,280,480
6,020	5.000%, 3/01/26	No Opt. Call	A-	7,211,538
4,320	5.000%, 3/01/27	No Opt. Call	A-	5,276,405
4,815	5.000%, 3/01/29	9/28 at 100.00	A-	5,902,805
4,880	5.000%, 3/01/31	9/28 at 100.00	A-	5,896,211
12,935	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	13,356,940
37,470	Total Idaho			42,924,379
	Illinois – 10.7%
	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016:
250	4.000%, 2/01/20 – AGM Insured	No Opt. Call	AA	253,495
250	4.000%, 2/01/21 – AGM Insured	No Opt. Call	AA	258,490
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	611,390
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,496,052
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,709,247
	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010:
535	5.000%, 11/01/20 (ETM)	No Opt. Call	N/R (5)	549,589
2,645	5.125%, 11/01/25 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (5)	2,776,192
422	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	421,852

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
$392	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	$391,757
237	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	236,853
480	1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	478,901
295	2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	294,897
19,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	B+	24,483,497
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
5,000	5.000%, 12/01/19	No Opt. Call	BB-	5,052,450
7,080	5.000%, 12/01/20	No Opt. Call	BB-	7,337,641
8,340	5.000%, 12/01/21	No Opt. Call	BB-	8,778,851
12,000	5.000%, 12/01/22	No Opt. Call	BB-	12,835,440
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
6,000	4.000%, 12/01/20	No Opt. Call	BB-	6,135,420
3,205	4.000%, 12/01/22	No Opt. Call	BB-	3,313,425
4,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/22	No Opt. Call	BB-	5,134,176
1,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/20 (AMT)	No Opt. Call	A	1,017,420
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2013A, 5.000%, 1/01/21 (AMT)	No Opt. Call	A	5,256,600
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015B:
2,755	5.000%, 1/01/20	No Opt. Call	A	2,803,846
1,885	5.000%, 1/01/21	No Opt. Call	A	1,984,905
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien Refunding Series 2010C, 5.250%, 1/01/30 – AGC Insured	1/20 at 100.00	AA	5,093,050
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,270	5.000%, 1/01/23	No Opt. Call	BBB+	6,748,276
7,445	5.000%, 1/01/24	No Opt. Call	BBB+	8,119,145
4,205	5.000%, 1/01/25	No Opt. Call	BBB+	4,651,697
1,840	5.000%, 1/01/26	No Opt. Call	BBB+	2,065,142
2,025	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	A+	2,095,997
	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C:
1,000	5.000%, 12/01/23	No Opt. Call	AA	1,137,070
1,800	5.000%, 12/01/25	12/24 at 100.00	AA	2,078,640
2,830	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 12/01/22	No Opt. Call	AAA	3,163,431

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA-	$4,981,230
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA-	3,753,534
3,000	5.000%, 11/15/33	11/22 at 100.00	AA-	3,225,810
2,940	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 11/15/19	No Opt. Call	AA-	2,977,603
	DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018:
1,000	0.000%, 12/15/26	No Opt. Call	Aa1	857,000
1,050	0.000%, 12/15/27	No Opt. Call	Aa1	875,175
	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
760	1.800%, 3/01/20 – BAM Insured	No Opt. Call	AA	759,445
795	2.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	793,569
835	2.200%, 3/01/22 – BAM Insured	No Opt. Call	AA	837,288
20,800	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2000A, 2.450%, 11/15/39 (Mandatory Put 3/03/26)	No Opt. Call	AA+	21,261,968
2,750	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.875%, 7/01/25 (Mandatory Put 2/13/20)	No Opt. Call	AA+	2,756,270
19,475	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory Put 8/01/20)	No Opt. Call	Aa3	19,542,383
11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.750%, 11/01/38 (Mandatory Put 11/01/21)	No Opt. Call	A	11,229,827
1,010	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/20	No Opt. Call	AA	1,049,067
950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010, 5.000%, 2/15/21 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (5)	971,366
10,150	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory Put 4/29/22)	No Opt. Call	AA+	10,310,268
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
4,145	5.000%, 2/15/20	No Opt. Call	AA+	4,228,315
5,605	5.000%, 2/15/21	No Opt. Call	AA+	5,927,848
5,430	5.000%, 2/15/22	No Opt. Call	AA+	5,934,936
4,000	5.000%, 2/15/23	No Opt. Call	AA+	4,502,480
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012:
930	5.000%, 9/01/19	No Opt. Call	AA+	935,599
8,665	5.000%, 9/01/27	9/22 at 100.00	AA+	9,563,994

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
$370	5.000%, 9/01/19	No Opt. Call	AA+	$372,227
770	5.000%, 9/01/20	No Opt. Call	AA+	801,878
350	5.000%, 9/01/21	No Opt. Call	AA+	376,621
770	5.000%, 9/01/22	No Opt. Call	AA+	854,161
620	5.000%, 9/01/23	No Opt. Call	AA+	707,215
2,240	5.000%, 9/01/24	No Opt. Call	AA+	2,621,718
865	5.000%, 9/01/25	9/24 at 100.00	AA+	1,010,597
	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
2,500	5.000%, 12/01/21	No Opt. Call	A3	2,693,000
2,770	5.000%, 12/01/22	No Opt. Call	A3	3,066,085
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
855	5.000%, 7/01/21	No Opt. Call	A	912,268
1,000	5.000%, 7/01/23	No Opt. Call	A	1,128,770
920	5.000%, 7/01/24	No Opt. Call	A	1,064,661
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,715	5.000%, 11/15/20	No Opt. Call	A	1,796,514
1,100	5.000%, 11/15/21	No Opt. Call	A	1,188,473
1,190	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/20	No Opt. Call	AA-	1,248,381
405	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005C, 5.250%, 8/15/19 (ETM)	No Opt. Call	N/R (5)	406,875
880	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C, 5.000%, 3/01/25	No Opt. Call	AA-	1,028,491
	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A:
1,000	5.000%, 8/15/19	No Opt. Call	BBB	1,003,470
1,400	5.000%, 8/15/21	No Opt. Call	BBB	1,483,790
1,000	5.000%, 8/15/22	No Opt. Call	BBB	1,087,070
1,015	5.000%, 8/15/24	No Opt. Call	BBB	1,152,898
2,000	5.000%, 8/15/25	No Opt. Call	BBB	2,314,040
3,000	5.000%, 8/15/26	No Opt. Call	BBB	3,528,720
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A:
1,045	5.000%, 10/01/19	No Opt. Call	AA+	1,054,384
2,220	5.000%, 10/01/20	No Opt. Call	AA+	2,320,122
5,345	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	AA+	5,586,059
3,690	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2018A, 3.500%, 8/01/31	8/27 at 100.00	AA	3,894,647

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
$4,035	5.000%, 2/01/20	No Opt. Call	A1	$4,118,161
10,930	5.000%, 2/01/21	No Opt. Call	A1	11,512,897
5,070	5.000%, 2/01/22	No Opt. Call	A1	5,499,682
2,600	5.000%, 2/01/25	No Opt. Call	A1	3,048,318
5,000	Illinois State, General Obligation Bonds, December Series 2017A, 5.000%, 12/01/24	No Opt. Call	BBB	5,657,500
	Illinois State, General Obligation Bonds, February Series 2014:
1,390	5.000%, 2/01/20	No Opt. Call	BBB	1,416,452
4,175	5.000%, 2/01/22	No Opt. Call	BBB	4,484,869
3,320	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB	3,471,226
	Illinois State, General Obligation Bonds, November Series 2017D:
350	5.000%, 11/01/21	No Opt. Call	BBB	374,451
19,775	5.000%, 11/01/22	No Opt. Call	BBB	21,645,122
25,985	5.000%, 11/01/23	No Opt. Call	BBB	28,887,265
10,855	5.000%, 11/01/24	No Opt. Call	BBB	12,264,088
6,940	3.250%, 11/01/26	No Opt. Call	BBB	6,983,097
14,750	5.000%, 11/01/27	No Opt. Call	BBB	17,086,252
5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/21	No Opt. Call	BBB	5,240,150
1,290	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.250%, 1/01/20	No Opt. Call	BBB	1,312,640
14,720	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB	14,911,654
4,120	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/20	No Opt. Call	BBB	4,265,354
	Illinois State, General Obligation Bonds, Series 2013:
4,205	5.000%, 7/01/21	No Opt. Call	BBB	4,458,435
3,140	5.500%, 7/01/25	7/23 at 100.00	BBB	3,488,038
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,615	5.000%, 12/01/20	No Opt. Call	AA-	1,695,395
1,760	5.000%, 12/01/21	No Opt. Call	AA-	1,907,646
2,100	5.000%, 12/01/22	No Opt. Call	AA-	2,345,931
11,970	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,717,620
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2016:
2,520	5.000%, 1/01/26	No Opt. Call	AA+	3,023,597
5,055	5.000%, 1/01/27	1/26 at 100.00	AA+	6,027,683

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
$980	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	$1,059,537
1,000	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,111,810
1,085	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,236,694
1,235	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,503,440
	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
3,225	4.000%, 12/01/19	No Opt. Call	AA	3,258,379
2,100	4.000%, 12/01/20	No Opt. Call	AA	2,173,752
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
725	5.000%, 12/15/25	No Opt. Call	BBB	818,772
1,925	5.000%, 12/15/26	No Opt. Call	BBB	2,195,328
360	5.000%, 12/15/27	No Opt. Call	BBB	416,182
1,945	5.000%, 12/15/28	12/27 at 100.00	BBB	2,238,520
650	5.000%, 12/15/30	12/27 at 100.00	BBB	739,161
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
290	2.300%, 3/01/21 – BAM Insured	No Opt. Call	AA	291,792
387	2.450%, 3/01/22 – BAM Insured	No Opt. Call	AA	391,559
386	2.850%, 3/01/24 – BAM Insured	No Opt. Call	AA	394,897
	North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019:
1,000	4.000%, 2/01/33 – BAM Insured	2/28 at 100.00	AA	1,095,920
1,000	4.000%, 2/01/36 – BAM Insured	2/28 at 100.00	AA	1,084,590
1,895	4.000%, 2/01/40 – BAM Insured	2/28 at 100.00	AA	2,032,141
2,000	4.000%, 2/01/44 – BAM Insured	2/28 at 100.00	AA	2,129,000
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
6,025	5.250%, 6/01/20	No Opt. Call	A	6,222,499
280	5.250%, 6/01/21	No Opt. Call	A	298,936
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
4,250	5.000%, 6/01/22	No Opt. Call	A	4,651,327
2,015	5.000%, 6/01/23	No Opt. Call	A	2,263,691
2,525	5.000%, 6/01/24	No Opt. Call	A	2,905,669
5,920	5.000%, 6/01/25	No Opt. Call	A	6,967,070
1,895	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	1,986,168

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
$1,009	2.850%, 3/01/22 – BAM Insured	No Opt. Call	AA	$1,024,468
1,133	3.200%, 3/01/24 – BAM Insured	No Opt. Call	AA	1,174,513
1,000	3.300%, 3/01/25 – BAM Insured	No Opt. Call	AA	1,046,950
1,258	3.450%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,329,253
1,208	3.600%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	1,285,650
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc Obligated Group, Series 2017A:
2,460	5.000%, 2/15/26	No Opt. Call	AA-	2,957,732
3,525	5.000%, 2/15/27	No Opt. Call	AA-	4,315,869
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,495	5.000%, 3/01/20	No Opt. Call	A	2,551,412
2,765	5.000%, 3/01/21	No Opt. Call	A	2,920,559
2,565	5.000%, 3/01/22	No Opt. Call	A	2,798,287
2,415	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/19	No Opt. Call	A+	2,434,296
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
1,450	0.000%, 2/01/21	No Opt. Call	A+	1,403,267
6,220	0.000%, 2/01/22	No Opt. Call	A+	5,882,689
6,820	0.000%, 2/01/23	No Opt. Call	A+	6,289,404
526,472	Total Illinois			566,467,650
	Indiana – 4.4%
	Carmel Local Public Improvement Bond Bank, Indiana, Multipurpose Revenue Bonds, Series 2016:
1,215	5.000%, 7/15/19	No Opt. Call	AA	1,216,640
815	5.000%, 7/15/20	No Opt. Call	AA	846,443
1,965	Center Grove Multi-Facility School Building Corporation, Johnson County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2019, 2.500%, 12/15/20	6/20 at 100.00	N/R	1,980,759
1,000	Gary, Indiana, Revenue Anticipation Notes, Series 2019, 5.000%, 2/25/20	7/19 at 100.00	N/R	990,080
	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Refunding Series 2015D:
2,000	5.000%, 1/15/20	No Opt. Call	AA+	2,038,960
1,000	5.000%, 7/15/20	No Opt. Call	AA+	1,037,530
	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016:
1,655	4.000%, 7/15/19	No Opt. Call	AA+	1,656,523
1,540	4.000%, 7/15/20	No Opt. Call	AA+	1,580,718
1,590	4.000%, 1/15/21	No Opt. Call	AA+	1,651,612
2,200	5.000%, 1/15/22	No Opt. Call	AA+	2,395,382

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$13,000	Indiana Bond Bank, Advance Funding Program Notes, Series 2019A, 4.000%, 1/03/20	No Opt. Call	N/R	$13,166,400
275	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B	276,114
2,120	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.000%, 3/01/20 (ETM)	No Opt. Call	N/R (5)	2,170,350
12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Long Term Rate Series 2019B, 2.250%, 12/01/58 (Mandatory Put 7/01/25) (WI/DD, Settling 7/02/19)	1/25 at 100.00	AA	12,853,000
10,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Mandatory Put 7/01/22) (WI/DD, Settling 7/02/19)	1/22 at 100.00	AA	10,520,160
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,075	4.000%, 10/01/20	No Opt. Call	A	1,102,520
435	4.000%, 10/01/21	No Opt. Call	A	454,910
145	5.000%, 10/01/23	No Opt. Call	A	162,410
	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
30	5.000%, 5/01/20 (ETM)	No Opt. Call	N/R (5)	30,891
735	5.000%, 5/01/20	No Opt. Call	AA-	756,080
65	5.000%, 5/01/21 (ETM)	No Opt. Call	N/R (5)	69,213
1,935	5.000%, 5/01/21	No Opt. Call	AA-	2,056,073
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
375	5.000%, 10/01/19	No Opt. Call	AA	378,349
785	5.000%, 10/01/20	No Opt. Call	AA	819,501
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
680	5.000%, 10/01/20	No Opt. Call	AA	709,886
690	5.000%, 10/01/23	No Opt. Call	AA	790,402
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,176,130
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,108,340
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,450,738
800	5.000%, 10/01/27	10/24 at 100.00	AA	933,896
3,065	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-10, 1.500%, 11/01/27 (Mandatory Put 5/01/20)	No Opt. Call	AA	3,066,257
3,040	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-4, 1.500%, 10/01/27 (Mandatory Put 5/01/20)	No Opt. Call	AA	3,041,246
10,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1, 2.000%, 11/15/36 (Mandatory Put 2/01/23)	No Opt. Call	AA+	10,143,900
260	Indiana State University Board of Trustees, Indiana State University Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA-	278,777

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
$1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA	$1,630,000
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA	3,767,490
8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA	9,424,720
10,215	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25	No Opt. Call	AA	12,304,785
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
285	5.000%, 10/01/19	No Opt. Call	A	287,428
350	5.000%, 10/01/20	No Opt. Call	A	364,626
450	5.000%, 10/01/21	No Opt. Call	A	483,642
460	5.000%, 10/01/22	No Opt. Call	A	509,059
710	5.000%, 10/01/23	No Opt. Call	A	806,404
420	5.000%, 10/01/24	No Opt. Call	A	488,670
505	5.000%, 10/01/25	10/24 at 100.00	A	585,704
760	5.000%, 10/01/26	10/24 at 100.00	A	879,616
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2016A:
1,910	5.000%, 10/01/21	No Opt. Call	A	2,052,791
4,400	5.000%, 10/01/22	No Opt. Call	A	4,869,260
10,000	5.000%, 10/01/23	No Opt. Call	A	11,357,800
12,500	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 2.375%, 9/01/55 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	Aa3	12,500,500
1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	1,082,360
2,665	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25 (Mandatory Put 6/01/21)	No Opt. Call	A-	2,672,355
13,000	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company, Series 2002A, 2.750%, 6/01/25	No Opt. Call	A-	13,357,500
	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
800	5.000%, 2/01/20	No Opt. Call	A	816,112
640	5.000%, 2/01/21	No Opt. Call	A	674,848
1,595	4.000%, 2/01/24	No Opt. Call	A	1,752,809
7,500	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 2.375%, 9/01/55 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	Aa3	7,500,300
32,285	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2008, 1.850%, 6/01/44 (Mandatory Put 10/01/19)	No Opt. Call	A1	32,311,474

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A1	$11,034,500
10,320	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A1	11,469,648
	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2014B:
2,020	3.000%, 7/15/19	No Opt. Call	AA	2,021,192
1,255	4.000%, 1/15/20	No Opt. Call	AA	1,272,771
220,895	Total Indiana			232,188,554
	Iowa – 0.5%
	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,380	5.000%, 1/01/20 – AGM Insured (ETM)	No Opt. Call	AA (5)	1,405,295
1,245	5.000%, 1/01/22 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,313,089
3,215	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	3,253,612
4,900	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	5,327,133
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016:
2,000	5.875%, 12/01/26, 144A	7/19 at 105.00	B+	2,102,200
4,775	5.875%, 12/01/27, 144A	7/19 at 105.00	B+	5,018,716
9,730	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50	12/22 at 103.00	B+	10,372,375
27,245	Total Iowa			28,792,420
	Kansas – 0.2%
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,090	5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (5)	1,109,707
185	5.000%, 1/01/20	No Opt. Call	AA-	188,326
1,295	5.000%, 1/01/23 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (5)	1,318,414
200	5.000%, 1/01/23	1/20 at 100.00	AA-	203,494
	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration - 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	7/19 at 101.00	A+	2,273,646
2,945	5.000%, 6/01/26 – NPFG Insured	7/19 at 101.00	A+	2,982,490
2,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/20	No Opt. Call	A+	2,082,560
9,960	Total Kansas			10,158,637

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 2.5%
$20,245	Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, 1.050%, 9/01/42 (Mandatory Put 9/01/19)	No Opt. Call	A1	$20,215,240
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
1,500	5.000%, 6/01/21	No Opt. Call	Baa3	1,577,535
1,375	5.000%, 6/01/22	No Opt. Call	Baa3	1,480,792
6,000	5.000%, 6/01/24	No Opt. Call	Baa3	6,724,260
4,200	5.000%, 6/01/25	No Opt. Call	Baa3	4,776,156
9,705	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	9,919,092
6,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/19	No Opt. Call	A1	6,072,420
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,025	5.000%, 12/01/19	No Opt. Call	BBB+	5,093,189
2,100	3.500%, 12/01/20	No Opt. Call	BBB+	2,151,597
3,025	5.000%, 12/01/23	6/22 at 100.00	BBB+	3,300,487
2,970	5.000%, 12/01/24	6/22 at 100.00	BBB+	3,239,884
6,130	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A	6,147,286
7,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A1	7,642,050
2,020	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory Put 8/01/19)	8/19 at 100.00	A1	2,021,212
3,325	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Refunding Series 2016, 4.000%, 9/01/27	No Opt. Call	A1	3,809,552
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011:
60	6.000%, 3/01/20 (ETM)	No Opt. Call	Baa2 (5)	61,841
1,090	6.000%, 3/01/20	No Opt. Call	Baa2	1,118,798
420	6.000%, 3/01/21 (ETM)	No Opt. Call	Baa2 (5)	452,017
800	6.000%, 3/01/21	No Opt. Call	Baa2	852,224
12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A3	13,865,370
6,470	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A1	7,142,686
5,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A3	5,512,050
8,050	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	N/R	8,202,467

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$6,765	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 2.300%, 9/01/26 (Mandatory Put 9/01/21)	No Opt. Call	A1	$6,863,228
4,915	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A+	5,382,613
127,440	Total Kentucky			133,624,046
	Louisiana – 4.5%
2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Road & Street Improvement, Refunding Series 2015, 5.000%, 8/01/22	No Opt. Call	AA-	2,366,005
	Ernest N Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014:
2,500	5.000%, 7/15/19	No Opt. Call	AA+	2,503,225
2,070	5.000%, 7/15/20	No Opt. Call	AA+	2,146,590
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
2,095	5.000%, 6/01/20	No Opt. Call	A1	2,163,611
2,075	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,215,975
2,595	5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,859,534
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
33,390	5.000%, 6/01/23	No Opt. Call	A1	37,877,282
9,000	5.000%, 6/01/24	No Opt. Call	A1	10,490,490
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015:
1,545	5.000%, 8/01/19	No Opt. Call	AA	1,549,434
2,245	5.000%, 8/01/24	No Opt. Call	AA	2,613,809
180	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	7/19 at 100.00	AA-	180,653
25,465	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	26,400,839
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A:
1,000	3.000%, 10/01/22	No Opt. Call	A	1,040,090
1,800	5.000%, 10/01/23	No Opt. Call	A	2,038,086
1,070	5.000%, 10/01/24	No Opt. Call	A	1,241,446
3,000	4.000%, 10/01/25	No Opt. Call	A	3,370,440
29,790	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1 Fixed Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/25)	No Opt. Call	A+	35,004,144

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$7,165	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-3 Term Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/23)	No Opt. Call	A+	$8,060,912
5,015	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014, 5.000%, 6/01/20	No Opt. Call	A1	5,183,454
1,040	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/22	No Opt. Call	A3	1,133,694
1,650	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2016A, 5.000%, 12/15/21	No Opt. Call	A	1,789,342
	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc- Student Housing Project, Refunding Series 2014:
710	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	763,215
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	642,634
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,642,618
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,823,241
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,600	5.000%, 7/01/19	No Opt. Call	AA-	1,600,000
1,115	5.000%, 7/01/20	No Opt. Call	AA-	1,154,270
7,265	5.000%, 7/01/26	7/23 at 100.00	AA-	8,209,523
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C:
2,520	5.000%, 5/01/29	11/27 at 100.00	AA-	3,143,398
3,000	5.000%, 5/01/30	11/27 at 100.00	AA-	3,718,950
3,070	5.000%, 5/01/31	11/27 at 100.00	AA-	3,780,644
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
95	5.000%, 5/01/20	No Opt. Call	Aa2	97,900
3,570	5.000%, 5/01/21	No Opt. Call	Aa2	3,808,797
7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA-	7,759,430
900	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19 (ETM)	No Opt. Call	N/R (5)	902,628
6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA-	7,077,458
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	AA-	2,901,213
2,500	5.000%, 12/01/20	No Opt. Call	AA-	2,622,300
3,600	5.000%, 12/01/21	No Opt. Call	AA-	3,893,940
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,025	4.000%, 12/01/19	No Opt. Call	AA-	1,035,558
1,500	5.000%, 12/01/20	No Opt. Call	AA-	1,573,380
2,000	5.000%, 12/01/21	No Opt. Call	AA-	2,163,300
7,900	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	8,308,983

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
$1,000	5.000%, 6/01/24	No Opt. Call	A	$1,154,320
525	5.000%, 6/01/26	6/25 at 100.00	A	618,172
1,100	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	A-	1,115,851
6,410	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,761,717
2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	A	2,458,863
	Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project, Refunding Series 2016:
1,000	3.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	1,024,050
1,000	5.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,090,680
	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21	No Opt. Call	A+	1,822,244
1,680	5.000%, 7/01/22	No Opt. Call	A+	1,843,548
215,615	Total Louisiana			238,741,880
	Maryland – 0.6%
8,795	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	8,832,203
8,155	Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc Projects, Adjustable Mode, Refunding Series 2006B, 2.550%, 12/01/25 (Mandatory Put 6/01/20)	No Opt. Call	BBB+	8,191,616
660	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016, 4.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	675,279
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
540	5.000%, 7/01/21	No Opt. Call	BBB+	575,667
1,000	5.000%, 7/01/22	No Opt. Call	BBB+	1,097,960
250	5.000%, 7/01/23	No Opt. Call	BBB+	281,572
500	5.000%, 7/01/24	No Opt. Call	BBB+	576,285
4,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.000%, 7/01/19	No Opt. Call	BBB	4,000,000
4,400	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2018B, 5.000%, 11/01/29	11/28 at 100.00	AAA	5,633,188
1,895	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3, 2.500%, 11/01/24	7/19 at 100.00	BB	1,895,474
1,470	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2, 3.000%, 11/01/25	5/20 at 100.00	BB	1,475,733
845	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	BB	849,588
32,510	Total Maryland			34,084,565

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 1.7%
$3,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/23	1/20 at 100.00	A+	$3,894,538
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
595	5.000%, 7/01/19	No Opt. Call	BB+	595,000
375	5.000%, 7/01/20	No Opt. Call	BB+	384,964
555	5.000%, 7/01/21	No Opt. Call	BB+	583,693
690	5.000%, 7/01/22	No Opt. Call	BB+	741,847
625	5.000%, 7/01/23	No Opt. Call	BB+	684,650
735	5.000%, 7/01/24	No Opt. Call	BB+	818,834
795	5.000%, 7/01/25	7/24 at 100.00	BB+	884,080
1,500	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25	No Opt. Call	A	1,785,375
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,775	5.000%, 7/01/29	7/28 at 100.00	A	3,385,000
2,750	5.000%, 7/01/30	7/28 at 100.00	A	3,332,065
2,495	5.000%, 7/01/31	7/28 at 100.00	A	3,004,554
2,100	5.000%, 7/01/32	7/28 at 100.00	A	2,519,853
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
825	5.000%, 7/01/20	No Opt. Call	BBB+	853,471
1,300	5.000%, 7/01/21	No Opt. Call	BBB+	1,386,125
815	5.000%, 7/01/23	No Opt. Call	BBB+	914,569
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C:
1,000	5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (5)	1,000,000
1,000	5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (5)	1,036,140
20,105	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2014D-1, 1.050%, 8/01/43 (Mandatory Put 7/01/20)	No Opt. Call	Aa1	20,031,617
14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	16,018,800
17,000	Massachusetts State, General Obligation Bonds, Series 2019B, 5.000%, 1/01/21	No Opt. Call	Aa1	17,942,650
9,600	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2012A, 4.000%, 6/01/33	6/21 at 100.00	AA+	10,000,704
85,460	Total Massachusetts			91,798,529
	Michigan – 2.0%
1,500	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	1,512,255

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
$1,100	5.000%, 7/01/20	No Opt. Call	AA-	$1,138,973
1,100	5.000%, 7/01/21	No Opt. Call	AA-	1,173,326
1,835	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/21	No Opt. Call	AA-	1,993,507
4,575	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 1.100%, 11/15/46 (Mandatory Put 8/15/19)	No Opt. Call	AA+	4,573,079
21,000	Michigan Finance Authority, State Aid Revenue Notes, Series 2018A-1, 4.000%, 8/20/19	No Opt. Call	N/R	21,066,990
15,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47 (Mandatory Put 6/01/23)	No Opt. Call	AA+	16,411,200
6,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.550%, 10/01/33	10/27 at 100.00	AA	6,531,638
	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C:
3,505	3.550%, 6/01/29	12/27 at 100.00	AA+	3,814,106
3,825	3.650%, 6/01/30	12/27 at 100.00	AA+	4,142,934
3,810	3.700%, 12/01/30	12/27 at 100.00	AA+	4,119,410
1,805	3.350%, 12/01/34	6/28 at 100.00	AA+	1,881,676
5,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2016A, 3.100%, 12/01/31	6/26 at 100.00	AA+	5,155,200
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2008C:
1,000	5.000%, 12/01/19	No Opt. Call	AA-	1,014,920
1,000	5.000%, 12/01/20	No Opt. Call	AA-	1,050,650
1,000	5.000%, 12/01/21	No Opt. Call	AA-	1,086,380
6,030	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+	6,103,626
8,485	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Series 1995CC, 1.450%, 9/01/30 (Mandatory Put 9/01/21)	No Opt. Call	Aa3	8,453,012
8,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detriot Edison Project, Refunding Series 2008, 1.450%, 8/01/29 (Mandatory Put 9/01/21)	No Opt. Call	Aa3	7,969,840
1,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A, 5.000%, 5/01/21	No Opt. Call	Aa1	1,067,260
1,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A, 5.000%, 5/01/20	No Opt. Call	AA	1,030,700
2,525	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A+	2,800,983
100,295	Total Michigan			104,091,665

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 0.6%
	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
$745	4.000%, 2/01/23	2/20 at 100.00	AAA	$756,481
1,615	5.000%, 2/01/25	2/20 at 100.00	AAA	1,649,141
1,690	5.000%, 2/01/26	2/20 at 100.00	AAA	1,725,625
1,680	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/24	No Opt. Call	A+	1,940,282
2,500	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA	2,562,650
19,420	Minnesota State, 911 Revenue Bonds, Public Safety Radio Communication System Project, Series 2016, 5.000%, 6/01/20	No Opt. Call	AA+	20,072,318
895	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A-	1,000,941
2,880	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	AA-	3,155,299
31,425	Total Minnesota			32,862,737
	Mississippi – 0.8%
1,000	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	1,111,900
6,865	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	6,984,863
9,385	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	9,493,303
20,430	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	4/21 at 100.00	BBB+	20,429,183
3,680	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	BBB+	4,183,608
41,360	Total Mississippi			42,202,857
	Missouri – 1.1%
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
745	3.000%, 11/01/20	No Opt. Call	N/R	750,319
765	4.000%, 11/01/22	No Opt. Call	N/R	793,236
755	4.000%, 11/01/23	No Opt. Call	N/R	786,355
325	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/20	No Opt. Call	BBB-	331,477
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA (5)	2,644,992
2,695	4.000%, 5/01/24 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA (5)	2,828,672

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$12,250	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Market-Adjusted Tax Exempt Securities Series 1992, 1.600%, 12/01/22	6/21 at 100.50	A	$12,276,828
4,400	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33 (WI/DD, Settling 7/03/19)	7/27 at 102.00	A	4,362,600
10,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33 (WI/DD, Settling 7/10/19)	7/27 at 102.00	A	9,915,100
5,160	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	5,176,151
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
440	5.000%, 5/01/20	No Opt. Call	BBB	450,256
1,000	5.000%, 5/01/21	No Opt. Call	BBB	1,049,300
2,545	4.000%, 5/01/22	No Opt. Call	BBB	2,661,052
1,320	5.000%, 5/01/23	No Opt. Call	BBB	1,443,710
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,420	5.000%, 1/01/25	No Opt. Call	A	2,854,197
5,000	5.000%, 1/01/26	1/25 at 100.00	A	5,881,300
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2015:
1,700	5.000%, 7/01/20	No Opt. Call	A	1,760,401
1,725	5.000%, 7/01/21	No Opt. Call	A	1,850,080
1,000	5.000%, 7/01/22	No Opt. Call	A	1,107,260
1,085	5.000%, 7/01/23	No Opt. Call	A	1,237,811
57,850	Total Missouri			60,161,097
	Montana – 0.7%
30,720	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	31,154,995
	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, Refunding Series 2018:
1,000	5.000%, 7/01/27	No Opt. Call	A+	1,243,790
1,055	5.000%, 7/01/28	No Opt. Call	A+	1,334,923
1,335	5.000%, 7/01/29	7/28 at 100.00	A+	1,674,090
34,110	Total Montana			35,407,798
	Nebraska – 1.1%
8,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A3	8,988,320
4,590	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	BBB+	4,844,378

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$1,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/22	No Opt. Call	A	$1,105,460
1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	11/21 at 100.00	A-	1,026,140
2,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.150%, 9/01/34	3/28 at 100.00	AA+	2,065,020
1,730	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/24	1/22 at 100.00	A+	1,882,257
1,645	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 5.000%, 12/15/22	6/22 at 100.00	AA	1,819,403
2,500	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/20	No Opt. Call	A2	2,544,825
3,130	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	3,317,018
29,505	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc Project, Variable Rate Demand Series 2012, 2.375%, 9/01/30 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A	29,729,828
55,100	Total Nebraska			57,322,649
	Nevada – 0.4%
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
1,000	5.000%, 7/01/20 (AMT)	No Opt. Call	A+	1,032,700
2,000	5.000%, 7/01/21 (AMT)	No Opt. Call	A+	2,138,460
10,280	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2018A, 5.000%, 7/01/21	No Opt. Call	A+	11,021,188
3,840	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.600%, 1/01/36 (Mandatory Put 5/21/20)	No Opt. Call	A+	3,843,686
5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	AA+	5,350,000
22,120	Total Nevada			23,386,034
	New Hampshire – 0.3%
10,055	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A-	10,427,538
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016:
600	5.000%, 10/01/19	No Opt. Call	A-	604,992
1,265	5.000%, 10/01/20	No Opt. Call	A-	1,315,954
1,185	5.000%, 10/01/21	No Opt. Call	A-	1,271,683
13,105	Total New Hampshire			13,620,167

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 4.7%
$3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	7/19 at 100.00	Baa2	$3,902,565
1,950	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	2,112,065
	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
3,640	2.000%, 2/01/26 – BAM Insured	No Opt. Call	AA	3,667,446
3,975	2.000%, 2/01/27 – BAM Insured	No Opt. Call	AA	3,975,278
	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,462,745
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA	964,620
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	11,331,239
2,825	5.000%, 6/15/21	No Opt. Call	BBB+	2,998,483
1,425	5.000%, 6/15/22	No Opt. Call	BBB+	1,552,680
520	5.000%, 6/15/22	No Opt. Call	AA	568,162
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,131,625
4,520	5.000%, 6/15/24	6/22 at 100.00	BBB+	4,897,013
8,600	5.000%, 6/15/25	6/22 at 100.00	BBB+	9,286,624
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,464,760
775	4.250%, 6/15/27	6/22 at 100.00	BBB+	816,052
5,740	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	5,822,139
25,320	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	A-	26,897,942
17,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22	No Opt. Call	A-	18,518,100
	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B:
5,000	5.000%, 11/01/20	No Opt. Call	A-	5,214,050
5,000	5.000%, 11/01/21	No Opt. Call	A-	5,373,050
1,545	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – AGC Insured	No Opt. Call	AA	1,606,615
4,260	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 5.000%, 7/01/19	No Opt. Call	BB+	4,260,000
2,000	New Jersey Sports and Exposition Authority, State Contract Bonds, Refunding Series 2018A, 4.000%, 9/01/19	No Opt. Call	A-	2,007,080

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
$575	4.000%, 6/15/20	No Opt. Call	A+	$587,886
14,500	3.000%, 6/15/21	No Opt. Call	A+	14,852,060
2,100	5.000%, 6/15/21	No Opt. Call	A+	2,231,271
14,880	3.000%, 6/15/22	No Opt. Call	A+	15,414,341
1,165	5.000%, 6/15/22	No Opt. Call	A+	1,273,601
3,525	5.000%, 6/15/24	No Opt. Call	A+	4,056,641
5,045	5.000%, 6/15/28	6/26 at 100.00	A+	5,947,046
2,715	5.000%, 6/15/29	6/26 at 100.00	A+	3,177,772
1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,158,041
1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2	1,929,211
4,215	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	4,541,072
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
2,345	5.000%, 6/01/22	No Opt. Call	A	2,557,035
1,325	5.000%, 6/01/23	No Opt. Call	A	1,480,330
6,250	5.000%, 6/01/24	No Opt. Call	A	7,140,437
2,040	5.000%, 6/01/25	No Opt. Call	A	2,377,946
5,000	5.000%, 6/01/26	No Opt. Call	A	5,932,050
5,905	5.000%, 6/01/29	6/28 at 100.00	A-	7,164,714
2,020	4.000%, 6/01/37	6/28 at 100.00	A-	2,125,444
13,725	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27	No Opt. Call	BBB+	14,576,911
6,795	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Refunding Regional Schools Series 2019, 2.250%, 7/15/28 (WI/DD, Settling 7/16/19)	7/26 at 100.00	AA-	6,796,427
	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017:
6,695	3.000%, 3/01/28	9/25 at 100.00	Aaa	7,126,694
6,105	3.000%, 3/01/29	9/25 at 100.00	Aaa	6,454,816
233,655	Total New Jersey			249,732,079
	New Mexico – 1.8%
11,060	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016A, 1.875%, 4/01/33 (Mandatory Put 10/01/21)	No Opt. Call	BBB+	11,044,184
26,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B, 1.875%, 4/01/33 (Mandatory Put 10/01/21)	No Opt. Call	BBB+	25,962,820

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$4,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010B, 2.125%, 6/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB+	$4,009,560
7,285	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company - Four Corners Project, Refunding Series 2005A, 1.875%, 4/01/29 (Mandatory Put 4/01/20)	No Opt. Call	A-	7,267,880
11,120	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company - Four Corners Project, Refunding Series 2005B, 1.875%, 4/01/29 (Mandatory Put 4/01/20)	No Opt. Call	A-	11,093,868
6,315	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25) (WI/DD, Settling 8/01/19)	2/25 at 100.73	Aa2	7,371,942
15,355	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2	15,400,451
	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
1,305	5.000%, 6/15/20	No Opt. Call	A+	1,349,422
1,455	5.000%, 6/15/21	No Opt. Call	A+	1,552,339
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,657,633
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,763,145
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,878,419
1,690	5.000%, 6/15/25	No Opt. Call	A+	2,004,188
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,079,563
92,045	Total New Mexico			94,435,414
	New York – 5.5%
	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A:
5	5.000%, 8/15/19 (ETM)	No Opt. Call	N/R (5)	5,023
1,620	5.000%, 8/15/19	No Opt. Call	AA	1,627,177
1,275	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA	1,394,786
355	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A-	404,107
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,500	4.000%, 12/01/19, 144A	No Opt. Call	BBB-	1,512,705
1,000	4.000%, 12/01/20, 144A	No Opt. Call	BBB-	1,028,410
1,200	4.000%, 12/01/21, 144A	No Opt. Call	BBB-	1,257,120
1,000	5.000%, 12/01/22, 144A	No Opt. Call	BBB-	1,098,510
2,000	5.000%, 12/01/23, 144A	No Opt. Call	BBB-	2,249,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A:
$5	5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (5)	$5,469
12,280	5.000%, 12/15/21	No Opt. Call	AA+	13,391,831
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	500,147
640	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	609,971
1,315	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,226,645
1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A-	1,079,400
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Refunding Green Series 2016B-2, 5.000%, 11/15/32	11/26 at 100.00	AA	6,061,300
25,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-1, Subseries A-J, 5.000%, 5/15/20	No Opt. Call	N/R	25,777,000
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E, 5.000%, 5/15/21	No Opt. Call	N/R	10,651,300
15,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	16,506,300
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
2,010	5.000%, 7/01/23	No Opt. Call	A-	2,262,175
1,030	5.000%, 7/01/24	No Opt. Call	A-	1,187,683
650	5.000%, 7/01/25	7/24 at 100.00	A-	748,488
1,000	5.000%, 7/01/26	7/24 at 100.00	A-	1,148,450
1,500	5.000%, 7/01/27	7/24 at 100.00	A-	1,713,480
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018C-2A:
3,500	2.200%, 11/01/21	11/20 at 100.00	AA+	3,534,930
34,500	2.350%, 7/01/22	3/21 at 100.00	AA+	35,009,910
13,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018L-2, 2.750%, 5/01/50 (Mandatory Put 12/29/23)	12/22 at 100.00	AA+	13,424,320
3,730	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A, 3.450%, 11/01/34	2/27 at 100.00	AA+	3,956,374
13,495	New York City, New York, General Obligation Bonds, Fiscal 2008 Series J-4, 5.000%, 8/01/24	No Opt. Call	Aa1	15,913,979
14,290	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory Put 5/01/20) (AMT)	No Opt. Call	A-	14,357,877
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 2.875%, 5/15/32 (Mandatory Put 7/01/25)	No Opt. Call	A1	5,354,800

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$50,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004B, 3.000%, 5/15/32 (Mandatory Put 7/01/25) (AMT)	No Opt. Call	A1	$52,730,500
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
5,000	2.550%, 11/01/22	9/20 at 100.00	Aa2	5,052,350
5,250	2.650%, 5/01/23	4/21 at 100.00	Aa2	5,338,830
3,000	2.700%, 11/01/23	8/22 at 100.00	Aa2	3,084,510
9,100	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.500%, 11/01/34	5/28 at 100.00	Aa2	9,577,750
5,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2018J, 2.500%, 5/01/22	6/20 at 100.00	Aa2	5,039,050
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E:
4,000	1.950%, 5/01/22	11/20 at 100.00	Aa2	4,017,000
2,250	2.100%, 5/01/23	9/20 at 100.00	Aa2	2,258,167
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	A-	575,500
500	5.000%, 7/01/27	7/24 at 100.00	A-	571,420
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
1,285	5.000%, 6/01/20	No Opt. Call	A	1,322,920
3,000	5.000%, 6/01/21	No Opt. Call	A	3,180,630
2,500	5.000%, 6/01/22	No Opt. Call	A	2,723,850
3,335	5.000%, 6/01/23	No Opt. Call	A	3,724,228
1,900	5.000%, 6/01/26	No Opt. Call	A	2,236,433
	Yonkers, New York, General Obligation Bonds, Refunding Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,535,868
2,510	3.000%, 8/15/23	No Opt. Call	A	2,623,879
275,985	Total New York			291,592,232
	North Carolina – 0.5%
3,330	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2009, 5.250%, 7/01/22	7/19 at 100.00	AAA	3,348,781
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
3,005	5.000%, 1/01/26	No Opt. Call	A	3,648,731
2,800	5.000%, 1/01/27	1/26 at 100.00	A	3,380,664
13,655	Wake County, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/23	No Opt. Call	AAA	15,468,657

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/20	No Opt. Call	AA+	$243,002
23,025	Total North Carolina			26,089,835
	North Dakota – 0.5%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
1,115	5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (5)	1,193,786
100	5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	107,066
	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C:
3,640	2.800%, 7/01/32	7/28 at 100.00	Aa1	3,682,224
1,300	3.000%, 7/01/34	7/28 at 100.00	Aa1	1,315,574
	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
1,000	4.000%, 7/15/19	No Opt. Call	BBB+	1,000,740
2,105	4.000%, 7/15/20	No Opt. Call	BBB+	2,144,027
2,185	4.000%, 7/15/21	No Opt. Call	BBB+	2,258,023
2,275	4.000%, 7/15/22	No Opt. Call	BBB+	2,382,425
2,365	5.000%, 7/15/23	7/22 at 100.00	BBB+	2,562,170
2,485	5.000%, 7/15/24	7/22 at 100.00	BBB+	2,690,659
5,485	5.000%, 7/15/25	7/22 at 100.00	BBB+	5,937,238
	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014:
800	4.000%, 5/01/20	No Opt. Call	A+	816,032
800	4.000%, 5/01/21	No Opt. Call	A+	833,600
25,655	Total North Dakota			26,923,564
	Ohio – 5.9%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	AA-	2,160,380
2,655	5.000%, 11/15/22	5/22 at 100.00	AA-	2,906,694
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/21	No Opt. Call	AA-	6,423,840
20,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017B, 5.000%, 8/01/47 (Mandatory Put 5/05/22)	No Opt. Call	A+	21,925,000
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
65,555	5.125%, 6/01/24	7/19 at 100.00	B-	63,511,651
9,005	5.375%, 6/01/24	7/19 at 100.00	B-	8,801,577
5,625	5.875%, 6/01/30	7/19 at 100.00	B-	5,525,719
8,895	5.750%, 6/01/34	7/19 at 100.00	B-	8,661,506

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
$1,000	5.000%, 12/01/21	No Opt. Call	A-	$1,083,390
1,000	5.000%, 12/01/22	No Opt. Call	A-	1,113,930
1,225	5.000%, 12/01/24	No Opt. Call	A-	1,432,858
1,000	5.000%, 12/01/25	No Opt. Call	A-	1,191,600
	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
725	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	737,738
950	5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA	999,913
	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA+	1,492,359
1,540	5.000%, 12/01/20	12/19 at 100.00	AA+	1,563,424
1,620	5.000%, 12/01/21 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (5)	1,645,045
5,255	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/30	10/28 at 100.00	AAA	6,701,491
5,515	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014, 5.000%, 12/01/20	No Opt. Call	AA-	5,779,224
1,000	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/21	No Opt. Call	Baa3	1,057,850
1,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/23	No Opt. Call	Aa1	1,145,310
	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Refunding Series 2014S:
1,170	5.000%, 5/15/21	No Opt. Call	AA	1,251,034
340	5.000%, 5/15/22	No Opt. Call	AA	374,547
1,040	5.000%, 5/15/23	No Opt. Call	AA	1,179,526
1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 5.000%, 2/01/20	No Opt. Call	A	1,632,800
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
2,600	5.000%, 1/01/20	No Opt. Call	AA	2,647,138
1,700	5.000%, 1/01/23	No Opt. Call	AA	1,908,012
1,485	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	1,530,456
3,035	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	7/19 at 100.00	BBB+	3,056,670
10,000	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2011A, 5.750%, 11/15/21	11/20 at 100.00	A	10,509,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
$270	5.000%, 2/15/20	No Opt. Call	BB+	$274,520
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,086,500
5,120	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	4,710,400
4,385	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (7)	No Opt. Call	N/R	4,034,200
3,820	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18 (7)	No Opt. Call	CCC+	3,877,300
35,230	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	32,411,600
1,015	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	933,800
35	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34 (7)	No Opt. Call	N/R	32,200
2,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	2,323,000
1,040	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	1,111,282
3,250	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34	3/28 at 100.00	Aaa	3,458,390
5,000	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34 (WI/DD, Settling 7/31/19)	9/28 at 100.00	Aaa	5,001,550
6,460	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	6,980,482
12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	13,188,201
17,500	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018C, 5.000%, 1/15/42 (Mandatory Put 9/15/21)	No Opt. Call	A	18,787,125
26,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	29,450,720
5,380	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (7)	No Opt. Call	N/R	4,949,600
3,315	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (7)	No Opt. Call	N/R	3,049,800
2,245	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	2,065,400

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,175	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	$1,081,000
7,135	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	6,564,200
120	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (7)	No Opt. Call	N/R	110,400
1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc, Series 2007A, 6.100%, 7/01/17 (AMT) (7)	No Opt. Call	N/R	10
312,650	Total Ohio			316,431,462
	Oklahoma – 3.2%
	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
1,435	4.000%, 9/01/19	No Opt. Call	AA-	1,441,386
4,185	4.500%, 9/01/20	No Opt. Call	AA-	4,338,631
	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017:
1,015	3.000%, 9/01/19	No Opt. Call	AA-	1,017,720
3,795	4.000%, 9/01/24	No Opt. Call	AA-	4,242,089
6,505	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/23	No Opt. Call	A+	7,358,001
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Noble Public Schools Project, Series 2017:
1,315	4.000%, 9/01/20	No Opt. Call	A	1,354,161
1,250	5.000%, 9/01/29	9/27 at 100.00	A	1,514,525
2,755	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014, 5.000%, 7/01/19	No Opt. Call	A+	2,755,000
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019:
1,200	5.000%, 6/01/20	No Opt. Call	A+	1,239,192
2,090	5.000%, 6/01/21	No Opt. Call	A+	2,231,577
2,850	5.000%, 6/01/22	No Opt. Call	A+	3,137,080
3,935	5.000%, 6/01/24	No Opt. Call	A+	4,560,390
3,200	5.000%, 6/01/25	No Opt. Call	A+	3,791,584
1,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A, 5.000%, 12/01/24	No Opt. Call	A	1,166,860
2,150	Creek County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Sapulpa Public Schools Project, Series 2015, 5.000%, 9/01/20	No Opt. Call	A+	2,239,268
1,955	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A, 5.000%, 9/01/26	No Opt. Call	A	2,378,922

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018:
$385	5.000%, 9/01/24	No Opt. Call	A-	$443,170
310	5.000%, 9/01/25	No Opt. Call	A-	364,631
200	5.000%, 9/01/26	No Opt. Call	A-	239,794
450	5.000%, 9/01/27	No Opt. Call	A-	548,865
500	5.000%, 9/01/29	9/28 at 100.00	A-	617,075
350	5.000%, 9/01/30	9/28 at 100.00	A-	429,380
1,100	5.000%, 9/01/31	9/28 at 100.00	A-	1,336,577
300	5.000%, 9/01/32	9/28 at 100.00	A-	362,961
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018:
1,305	5.000%, 9/01/31	9/28 at 100.00	A-	1,572,551
1,000	5.000%, 9/01/32	9/28 at 100.00	A-	1,200,770
1,195	5.000%, 9/01/33	9/28 at 100.00	A-	1,430,307
	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2016:
5,015	5.000%, 9/01/20	No Opt. Call	A-	5,220,816
4,395	5.000%, 9/01/21	No Opt. Call	A-	4,692,278
	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016:
1,035	5.000%, 9/01/21	No Opt. Call	A-	1,103,869
1,000	5.000%, 9/01/27	9/26 at 100.00	A-	1,192,520
1,030	5.000%, 9/01/28	9/26 at 100.00	A-	1,226,411
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2018:
1,500	5.000%, 10/01/21	No Opt. Call	A+	1,615,605
425	5.000%, 10/01/22	No Opt. Call	A+	471,610
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Western Heights Public Schools Project, Series 2018A:
1,275	5.000%, 9/01/23	No Opt. Call	A+	1,451,026
3,000	5.000%, 9/01/24	No Opt. Call	A+	3,498,270
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
575	5.000%, 8/15/22	No Opt. Call	Baa3	625,790
2,295	5.000%, 8/15/24	No Opt. Call	Baa3	2,613,959
1,850	5.000%, 8/15/25	No Opt. Call	Baa3	2,146,222
1,000	5.000%, 8/15/26	No Opt. Call	Baa3	1,181,280
3,650	5.000%, 8/15/27	No Opt. Call	Baa3	4,379,087
1,000	5.000%, 8/15/28	No Opt. Call	Baa3	1,216,970

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
$1,970	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A-	$1,996,615
	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
525	5.000%, 9/01/19	No Opt. Call	A-	528,045
685	5.000%, 9/01/20	No Opt. Call	A-	713,112
745	5.000%, 9/01/21	No Opt. Call	A-	794,572
	Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Verdigris Public Schools Project, Series 2018:
1,675	3.000%, 9/01/20	No Opt. Call	A+	1,704,647
1,780	3.000%, 9/01/22	No Opt. Call	A+	1,857,555
5,245	4.000%, 9/01/24	No Opt. Call	A+	5,838,157
	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017:
765	3.000%, 4/01/21	No Opt. Call	N/R	781,509
800	3.000%, 4/01/22	No Opt. Call	N/R	826,600
825	3.000%, 4/01/23	No Opt. Call	N/R	861,317
850	3.000%, 4/01/24	No Opt. Call	N/R	891,947
725	4.000%, 4/01/25	No Opt. Call	N/R	801,176
770	4.000%, 4/01/26	4/25 at 100.00	N/R	847,300
715	4.000%, 4/01/27	4/25 at 100.00	N/R	783,347
	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A:
175	4.000%, 10/01/19	No Opt. Call	AA-	176,176
645	5.000%, 10/01/21	No Opt. Call	AA-	696,200
	Texas County Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, Series 2018:
1,370	5.000%, 12/01/19	No Opt. Call	A	1,389,399
1,000	4.000%, 12/01/21	No Opt. Call	A	1,056,590
850	4.000%, 12/01/23	No Opt. Call	A	930,945
1,100	5.000%, 12/01/25	No Opt. Call	A	1,306,360
7,635	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA-	7,680,963
1,610	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA-	1,737,399
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
1,065	5.000%, 9/01/22	No Opt. Call	AA-	1,183,503
6,340	5.000%, 9/01/23	No Opt. Call	AA-	7,242,879

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A:
$6,765	5.000%, 9/01/27	No Opt. Call	AA-	$8,412,142
10,000	5.000%, 9/01/28	No Opt. Call	AA-	12,656,500
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A:
570	5.000%, 9/01/22	No Opt. Call	A+	630,808
765	5.000%, 9/01/23	No Opt. Call	A+	868,964
600	5.000%, 9/01/24	No Opt. Call	A+	697,716
1,280	5.000%, 9/01/25	No Opt. Call	A+	1,518,643
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
2,100	5.000%, 9/01/21	No Opt. Call	AA-	2,262,057
2,000	5.000%, 9/01/22	No Opt. Call	AA-	2,222,540
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2018:
1,650	5.000%, 9/01/21	No Opt. Call	A+	1,773,667
1,500	5.000%, 9/01/22	No Opt. Call	A+	1,660,020
1,000	5.000%, 9/01/23	No Opt. Call	A+	1,135,900
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Sand Springs Public Schools Project, Series 2019:
325	5.000%, 9/01/21	No Opt. Call	A	348,491
675	5.000%, 9/01/25	No Opt. Call	A	799,551
500	4.000%, 9/01/26	No Opt. Call	A	571,295
625	5.000%, 9/01/26	No Opt. Call	A	755,850
975	5.000%, 9/01/27	No Opt. Call	A	1,197,427
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
1,200	5.000%, 3/01/23	No Opt. Call	A-	1,337,004
1,200	5.000%, 3/01/25	No Opt. Call	A-	1,401,792
1,625	5.000%, 3/01/27	No Opt. Call	A-	1,973,124
151,995	Total Oklahoma			170,797,984

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon – 1.1%
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
$1,800	0.000%, 6/15/21	No Opt. Call	AA+	$1,843,776
1,745	0.000%, 6/15/22	No Opt. Call	AA+	1,846,088
1,785	0.000%, 6/15/23	No Opt. Call	AA+	1,944,454
2,315	0.000%, 6/15/24	No Opt. Call	AA+	2,589,721
1,305	0.000%, 6/15/25	No Opt. Call	AA+	1,493,507
1,085	0.000%, 6/15/26	No Opt. Call	AA+	1,271,566
1,000	0.000%, 6/15/27	No Opt. Call	AA+	1,192,340
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	13,306,464
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	6,011,150
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
2,330	5.000%, 6/15/27	No Opt. Call	AA+	2,933,004
2,000	5.000%, 6/15/28	6/27 at 100.00	AA+	2,500,600
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
1,400	4.000%, 6/15/23	No Opt. Call	Aa1	1,544,256
1,000	5.000%, 6/15/25	No Opt. Call	Aa1	1,203,490
7,500	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	8,141,100
11,400	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	11,720,226
52,710	Total Oregon			59,541,742
	Pennsylvania – 6.1%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,170	5.000%, 4/01/22	No Opt. Call	A	1,270,070
1,405	5.000%, 4/01/23	No Opt. Call	A	1,565,015
2,415	5.000%, 4/01/24	No Opt. Call	A	2,754,718
2,520	5.000%, 4/01/25	No Opt. Call	A	2,935,573
2,000	5.000%, 4/01/26	No Opt. Call	A	2,374,920
4,245	5.000%, 4/01/27	No Opt. Call	A	5,131,356
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/23, 144A	No Opt. Call	Ba3	1,083,130

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allentown School District, Lehigh County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
$1,750	4.000%, 2/15/20 – AGM Insured	No Opt. Call	AA	$1,777,178
1,650	4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,714,119
5,055	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	4,650,600
4,865	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	4,475,800
1,940	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/27	No Opt. Call	A	2,396,230
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/25	No Opt. Call	A+	1,187,520
1,080	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 7/01/19	No Opt. Call	AA	1,080,000
650	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2019, 5.000%, 9/30/19, 144A	7/19 at 100.00	N/R	650,462
7,910	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2014A, 4.000%, 8/15/19 – BAM Insured	No Opt. Call	AA	7,930,408
	Commonwealth Financing Authority, Pennsylvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
1,500	5.000%, 6/01/24 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	1,689,900
2,820	5.000%, 6/01/25 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	3,249,683
3,000	5.000%, 6/01/26 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	3,531,390
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
2,000	5.000%, 6/01/21	No Opt. Call	A1	2,130,180
2,000	5.000%, 6/01/22	No Opt. Call	A1	2,193,040
2,515	5.000%, 6/01/23	No Opt. Call	A1	2,828,470
3,175	5.000%, 6/01/24	No Opt. Call	A1	3,653,663
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,505	5.000%, 1/01/23	No Opt. Call	A+	9,545,672
6,665	5.000%, 1/01/24	No Opt. Call	A+	7,703,874
13,475	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	13,490,496
9,025	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	9,082,128
375	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19 (ETM)	No Opt. Call	N/R (5)	385,215
1,400	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/20	No Opt. Call	A+	1,446,060

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	$3,807,524
1,235	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.000%, 1/15/20	No Opt. Call	Ba1	1,254,254
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Exelon Generation Company, LLC Project, Refunding Series 2001B, 2.500%, 10/01/30 (Mandatory Put 4/01/20)	No Opt. Call	BBB+	5,018,350
6,250	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1994A, 2.550%, 6/01/29 (Mandatory Put 6/01/20)	No Opt. Call	BBB+	6,278,062
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory Put 9/01/20)	No Opt. Call	BBB+	5,028,500
7,500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory Put 4/01/20)	No Opt. Call	BBB+	7,527,525
504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.500%, 12/31/23	7/19 at 100.00	N/R	151,250
107	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.500%, 12/31/23 ((cash 5.000%, PIK 5.000%))	No Opt. Call	N/R	31,990
5,945	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	5,469,400
3,565	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	3,279,800
8,750	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2009, 2.800%, 12/01/33 (Mandatory Put 12/01/21)	No Opt. Call	A2	8,952,125
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
335	5.000%, 1/01/20	7/19 at 100.00	Aaa	335,590
165	5.000%, 7/01/20	7/19 at 100.00	Aaa	165,290
3,890	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-3, 2.850%, 5/01/34 (Mandatory Put 5/01/21)	No Opt. Call	A-	3,955,430
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14:
1,850	2.200%, 11/01/31 (Mandatory Put 11/01/21)	No Opt. Call	A-	1,851,258
3,500	2.720%, 11/01/31 (Mandatory Put 5/01/21)	11/19 at 100.00	A-	3,508,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A:
$3,390	3.000%, 4/01/27 (AMT)	No Opt. Call	AA+	$3,518,617
3,345	3.050%, 10/01/27 (AMT)	4/27 at 100.00	AA+	3,477,128
8,750	3.400%, 10/01/32 (AMT)	4/27 at 100.00	AA+	8,987,387
1,025	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32 (AMT)	10/27 at 100.00	AA+	1,072,222
2,555	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 2.950%, 10/01/34	10/28 at 100.00	AA+	2,588,087
4,505	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery, 5.000%, 12/01/23 (WI/DD, Settling 9/24/19)	No Opt. Call	A1	5,113,220
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
2,390	5.000%, 6/01/21	No Opt. Call	A3	2,546,282
15,000	5.000%, 6/01/22	No Opt. Call	A3	16,456,800
23,660	5.000%, 6/01/23	No Opt. Call	A3	26,695,105
12,485	5.000%, 6/01/24	No Opt. Call	A3	14,430,787
8,095	5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	9,418,937
5,630	5.000%, 6/01/25	No Opt. Call	A3	6,636,137
4,265	5.000%, 6/01/29	6/26 at 100.00	A3	5,027,966
17,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/20	No Opt. Call	A3	18,084,500
3,475	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Fourteeth Series 2016, 5.000%, 10/01/20	No Opt. Call	A	3,628,630
515	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	N/R (5)	539,869
	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
2,300	5.000%, 12/01/19	No Opt. Call	A+	2,332,752
3,305	5.000%, 12/01/20	No Opt. Call	A+	3,458,583
1,675	5.000%, 12/01/21	No Opt. Call	A+	1,809,285
1,500	5.000%, 12/01/22	No Opt. Call	A+	1,667,190
2,285	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	7/19 at 100.00	N/R	2,275,586
2,035	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	2,026,880
2,515	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/23	No Opt. Call	AA-	2,852,991
1,180	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5337 State of Good Repair Formula Program Funds, Refunding Series 2017, 5.000%, 6/01/24	No Opt. Call	AA-	1,374,204

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5:
$1,045	5.000%, 11/01/21	No Opt. Call	A-	$1,121,724
2,410	5.000%, 11/01/22	No Opt. Call	A-	2,655,097
2,530	5.000%, 11/01/23	No Opt. Call	A-	2,848,198
2,665	5.000%, 11/01/24	No Opt. Call	A-	3,068,561
2,550	5.000%, 11/01/25	No Opt. Call	A-	2,989,824
3,270	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32	1/22 at 100.00	AA	3,579,865
302,006	Total Pennsylvania			322,804,032
	Puerto Rico – 0.2%
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
5,505	5.250%, 7/01/24	7/22 at 100.00	Ca	5,608,219
4,215	4.250%, 7/01/25	7/22 at 100.00	Ca	4,199,194
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
2,815	0.000%, 7/01/24	No Opt. Call	N/R	2,396,128
210	0.000%, 7/01/27	No Opt. Call	N/R	161,000
538	0.000%, 7/01/29	7/28 at 98.64	N/R	377,703
13,283	Total Puerto Rico			12,742,244
	Rhode Island – 0.1%
	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
700	5.000%, 7/01/19	No Opt. Call	A	700,000
1,165	5.000%, 7/01/20	No Opt. Call	A	1,201,325
1,360	5.000%, 7/01/21	No Opt. Call	A	1,446,931
4,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34	10/28 at 100.00	AA+	4,006,440
7,225	Total Rhode Island			7,354,696
	South Carolina – 0.9%
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,375	5.000%, 12/01/21	No Opt. Call	AA	3,668,220
4,910	5.000%, 12/01/22	No Opt. Call	AA	5,500,722
1,745	Greenwood Fifty School Facilities, Inc, South Carolina, Installment Purchase Revenue Bonds, Greenwood School District 50 Project, Refunding Series 2016, 5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,771,611

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	Kershaw County Public Schools Foundation, South Carolina, Installment Purchase Revenue Bonds, Kershaw County School District, Refunding Series 2015:
$1,075	5.000%, 12/01/19	No Opt. Call	A1	$1,091,394
600	5.000%, 12/01/20	No Opt. Call	A1	631,080
1,040	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/22	11/21 at 100.00	A1	1,116,357
350	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26	No Opt. Call	A1	425,940
730	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	9/19 at 100.00	N/R (5)	779,888
3,620	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	3,965,819
7,500	Richland County, South Carolina, General Obligation Bonds, Transporatation Sales & Use Tax, Anticipation Note Series 2019, 3.000%, 2/27/20	No Opt. Call	N/R	7,579,950
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
1,020	5.000%, 8/01/22	No Opt. Call	Baa3	1,063,523
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,112,604
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	1,675,011
2,850	5.250%, 8/01/25 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	3,292,263
3,500	5.250%, 8/01/26 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	4,043,130
2,000	5.000%, 8/01/27 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	2,290,560
1,750	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	A	1,893,325
1,425	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2015C, 5.000%, 12/01/19 (ETM)	No Opt. Call	A (5)	1,446,731
1,240	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22	No Opt. Call	A	1,379,959
	Sumter Two School Facilities, Inc, South Carolina, Installment Purchase Revenue Refunding Bonds, Sumter County School District 2 Project, Series 2016:
1,500	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,520,055
1,000	5.000%, 12/01/20 – BAM Insured	No Opt. Call	AA	1,044,460
43,715	Total South Carolina			47,292,602
	South Dakota – 0.1%
455	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA+	470,238

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota (continued)
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
$400	4.000%, 11/01/19	No Opt. Call	A+	$403,384
320	4.000%, 11/01/20	No Opt. Call	A+	330,752
525	4.000%, 11/01/21	No Opt. Call	A+	555,818
650	5.000%, 11/01/24	No Opt. Call	A+	763,529
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
650	5.000%, 11/01/20	No Opt. Call	A+	680,374
800	5.000%, 11/01/21	No Opt. Call	A+	865,232
1,130	5.000%, 11/01/22	No Opt. Call	A+	1,259,272
4,930	Total South Dakota			5,328,599
	Tennessee – 1.2%
1,510	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 4.000%, 9/01/20	No Opt. Call	AA+	1,557,807
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
2,500	5.000%, 1/01/20	No Opt. Call	A+	2,541,925
1,500	4.000%, 1/01/21	No Opt. Call	A+	1,552,365
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019:
2,325	5.000%, 11/15/32	2/29 at 100.00	A	2,841,568
2,810	5.000%, 11/15/33	2/29 at 100.00	A	3,405,973
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,070	4.000%, 11/01/19	No Opt. Call	A	1,079,266
810	4.000%, 11/01/20	No Opt. Call	A	837,548
500	4.000%, 11/01/21	No Opt. Call	A	528,640
1,030	5.000%, 11/01/22	11/21 at 100.00	A	1,107,580
	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
2,615	5.000%, 7/01/21	No Opt. Call	AA-	2,802,469
1,870	5.000%, 7/01/22	No Opt. Call	AA-	2,066,500
2,440	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.850%, 7/01/32	1/25 at 100.00	AA+	2,576,811
5,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.400%, 7/01/34	7/28 at 100.00	AA+	5,319,850
5,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 2.800%, 7/01/34	7/28 at 100.00	AA+	5,016,600
8,680	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A3	9,569,873

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$21,600	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2017A, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	5/23 at 100.43	A3	$23,162,544
61,260	Total Tennessee			65,967,319
	Texas – 5.5%
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
1,040	5.000%, 1/01/21	No Opt. Call	A-	1,090,326
1,430	5.000%, 1/01/22	No Opt. Call	A-	1,543,027
2,500	5.000%, 1/01/23	No Opt. Call	A-	2,771,550
3,560	5.000%, 1/01/24	No Opt. Call	A-	4,039,995
	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
1,000	5.000%, 9/01/21	No Opt. Call	AA	1,072,730
650	5.000%, 9/01/22	No Opt. Call	AA	717,854
5,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2019, 5.000%, 12/01/24	No Opt. Call	AA+	5,930,900
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016:
9,690	1.350%, 11/01/20 (AMT), 144A	No Opt. Call	A+	9,678,469
30,640	1.600%, 11/01/21 (AMT), 144A	No Opt. Call	A+	30,528,777
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	2,721,558
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,243,050
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014A, 5.250%, 11/01/26 (AMT)	11/23 at 100.00	A+	1,141,460
18,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	20,118,060
3,020	Harris County Cultural Educaion Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,542,671
17,500	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B, 5.000%, 10/01/41 (Mandatory Put 10/01/24) (WI/DD, Settling 7/10/19)	No Opt. Call	AA	20,512,100
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
825	5.000%, 11/15/19	No Opt. Call	A3	835,057
575	5.000%, 11/15/20	No Opt. Call	A3	599,926
480	5.000%, 11/15/21	No Opt. Call	A3	515,347
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
11,635	5.000%, 11/15/22 – AGM Insured	No Opt. Call	AA	12,956,387
8,630	5.000%, 11/15/23 – AGM Insured	No Opt. Call	AA	9,856,582
5,205	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	6,111,034

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C:
$4,000	5.000%, 7/01/29 (AMT)	7/28 at 100.00	AA	$4,941,560
6,000	5.000%, 7/01/30 (AMT)	7/28 at 100.00	AA	7,362,660
3,000	5.000%, 7/01/31 (AMT)	7/28 at 100.00	AA	3,658,680
2,250	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B, 5.000%, 7/01/20	No Opt. Call	A+	2,332,440
1,250	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2009A, 5.000%, 3/01/20	7/19 at 100.00	AA	1,253,450
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/19 (AMT)	No Opt. Call	A1	1,011,740
1,000	5.000%, 11/01/20 (AMT)	No Opt. Call	A1	1,046,730
1,000	5.000%, 11/01/21 (AMT)	No Opt. Call	A1	1,078,180
1,720	5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,908,460
1,455	5.000%, 11/01/23 (AMT)	No Opt. Call	A1	1,657,463
1,500	5.000%, 11/01/24 (AMT)	No Opt. Call	A1	1,750,290
1,510	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	B1	1,523,213
2,175	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,328,425
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
1,715	5.000%, 8/15/19	No Opt. Call	Aa2	1,722,289
2,795	5.000%, 8/15/21	No Opt. Call	Aa2	3,002,724
2,010	5.000%, 8/15/22	No Opt. Call	Aa2	2,226,758
6,415	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	7,136,110
7,650	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	8,243,334
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
4,030	5.000%, 1/01/22	No Opt. Call	A+	4,388,831
4,945	5.000%, 1/01/23	No Opt. Call	A+	5,548,290
7,045	5.000%, 1/01/24	No Opt. Call	A+	8,123,167
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A:
5,000	5.000%, 1/01/23	No Opt. Call	A+	5,610,000
3,260	5.000%, 1/01/24	1/23 at 100.00	A+	3,654,167
3,200	5.000%, 1/01/27	1/26 at 100.00	A+	3,846,112
2,470	San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien Series 2015A, 2.250%, 2/01/33 (Mandatory Put 12/01/19)	No Opt. Call	AA+	2,476,669
3,825	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Premium Series 2019A, 3.500%, 7/01/34	7/28 at 100.00	Aaa	4,031,014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$6,750	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	$7,065,967
2,745	Texas Southmost College District, Texas, General Obligation Bonds, Refunding Limited Tax Series 2014A, 5.000%, 2/15/20	No Opt. Call	AA-	2,807,586
11,205	Texas State, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2018, 4.000%, 8/29/19	No Opt. Call	N/R	11,248,587
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Taxable Series 2018A:
7,000	5.000%, 10/15/23	No Opt. Call	AAA	8,058,820
13,040	5.000%, 10/15/24	No Opt. Call	AAA	15,417,062
12,540	5.000%, 10/15/25	No Opt. Call	AAA	15,183,307
265,475	Total Texas			293,170,945
	Utah – 0.1%
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
1,250	5.000%, 9/01/19	No Opt. Call	A	1,257,313
1,090	5.000%, 9/01/20	No Opt. Call	A	1,135,126
2,065	5.000%, 9/01/21	No Opt. Call	A	2,218,388
4,405	Total Utah			4,610,827
	Vermont – 0.0%
725	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A, 4.000%, 12/01/19	No Opt. Call	A+	732,830
	Virginia – 1.3%
10,570	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Compnay Project, Sereis 2010A, 2.150%, 12/01/41 (Mandatory Put 9/01/20)	No Opt. Call	A2	10,646,421
1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA	1,001,360
21,640	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Metrorail Service District Improvement Silver LIne Phase 2 Project, Series 2018, 2.000%, 4/01/22	4/20 at 100.00	AA+	21,756,207
5,240	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A, 5.000%, 11/01/48 (Mandatory Put 11/01/28)	No Opt. Call	AA	6,602,295
1,875	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Refunding Series 2003, 1.550%, 10/01/33 (Mandatory Put 10/01/19)	No Opt. Call	BBB	1,873,238
1,000	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014, 5.000%, 10/01/19	No Opt. Call	A	1,008,900
15,005	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory Put 9/01/20)	No Opt. Call	A2	15,113,486

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$11,990	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory Put 6/01/20)	No Opt. Call	A2	$12,028,368
68,320	Total Virginia			70,030,275
	Washington – 2.4%
10,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	11,433,600
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa1	6,020,900
10,545	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2017A, 5.000%, 7/01/27	No Opt. Call	Aa1	13,205,187
	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2016:
6,485	5.000%, 12/01/23	No Opt. Call	A2	7,391,668
7,285	5.000%, 12/01/24	No Opt. Call	A2	8,508,807
	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
1,520	5.000%, 12/01/20	No Opt. Call	A+	1,597,429
2,095	5.000%, 12/01/21	No Opt. Call	A+	2,272,300
3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	3,141,210
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,500	5.000%, 1/01/21	No Opt. Call	A+	1,574,925
5,730	5.000%, 1/01/22	No Opt. Call	A+	6,203,413
1,950	5.000%, 1/01/24	No Opt. Call	A+	2,231,053
1,310	5.000%, 1/01/25	No Opt. Call	A+	1,536,001
1,065	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21	No Opt. Call	AA-	1,151,957
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B:
10,000	4.000%, 10/01/42 (Mandatory Put 10/01/21)	No Opt. Call	AA-	10,552,800
10,835	5.000%, 10/01/42 (Mandatory Put 10/01/21)	No Opt. Call	AA-	11,672,545
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
1,250	5.000%, 10/01/25	No Opt. Call	AA-	1,498,838
1,850	5.000%, 10/01/26	No Opt. Call	AA-	2,263,290
3,010	5.000%, 10/01/27	No Opt. Call	AA-	3,746,126
2,100	5.000%, 10/01/28	No Opt. Call	AA-	2,659,104
6,000	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2008, 2.125%, 6/01/20, 144A	9/19 at 100.00	A-	6,005,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$1,450	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, TEMPS 70 Series 2016B, 2.800%, 7/01/21, 144A	8/19 at 100.00	N/R	$1,450,044
20,175	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C, 5.000%, 7/01/21	No Opt. Call	AA+	21,658,669
114,155	Total Washington			127,775,566
	West Virginia – 0.6%
3,500	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (AMT)	No Opt. Call	Baa3	3,492,685
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Refunidng Series 2015A, 2.550%, 3/01/40 (Mandatory Put 4/01/24)	No Opt. Call	A-	6,156,900
6,765	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	6,758,709
4,010	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,093,127
4,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,082,920
4,095	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,155,483
1,030	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	Baa1	1,183,985
29,400	Total West Virginia			29,923,809
	Wisconsin – 0.8%
4,085	Milton School District, Milton, Jefferson and Rock Counties, Wisconsin, General Obligation Bonds, Bonds Anticipation Note Series 2019, 5.000%, 8/19/19	No Opt. Call	N/R	4,104,363
715	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, TEMPS 85 Series 2017B-1, 3.950%, 11/15/24, 144A	11/19 at 100.00	BB	718,153
4,605	Sun Prairie Area School District, Dane and Columbia Counties, Wisconsin, General Obligation Bonds, Anticipation Notes Series 2019, 3.000%, 12/31/19 (Pre-refunded 8/29/19) (WI/DD, Settling 7/01/19)	8/19 at 100.00	N/R (5)	4,616,144
950	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA-	963,291
7,285	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 1.375%, 11/15/38 (Mandatory Put 12/03/19)	No Opt. Call	AA+	7,282,669
5,680	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2010B, 5.000%, 7/15/19 (ETM)	No Opt. Call	N/R (5)	5,687,554
2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2012A, 5.000%, 7/15/27 – AGM Insured (Pre-refunded 7/15/21)	7/21 at 100.00	AA (5)	3,055,814

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$6,285	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc, Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	AA-	$6,998,787
1,710	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconisin, Inc, Series 2010, 5.000%, 12/01/19	No Opt. Call	AA-	1,736,078
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C:
420	5.000%, 8/15/20 (ETM)	No Opt. Call	N/R (5)	436,968
1,480	5.000%, 8/15/21 (ETM)	No Opt. Call	N/R (5)	1,592,480
55	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	61,093
3,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 3.375%, 8/15/29	8/24 at 100.00	A+	3,301,011
	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
670	5.000%, 7/01/25	7/24 at 100.00	A1	778,842
1,000	5.000%, 7/01/26	7/24 at 100.00	A1	1,160,360
725	5.000%, 7/01/27	7/24 at 100.00	A1	839,753
41,660	Total Wisconsin			43,333,360
$4,899,601	Total Municipal Bonds (cost $5,100,075,639)			5,225,617,306

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Transportation – 0.0%
$123	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R	$82,354
35	Las Vegas Monorail Company, Senior Interest Bonds (7), (8), (9)	5.500%	7/15/55	N/R	17,569
$158	Total Corporate Bonds (cost $5,751)				99,923
	Total Long-Term Investments (cost $5,100,081,390)				5,225,717,229

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.7%
	MUNICIPAL BONDS – 2.7%
	National – 0.2%
$12,850	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C, Variable Rate Demand Obligations, Series 2018, 2.700%, 11/30/21 (SIFMA reference rate + 0.800% spread), 144A (4), (10)	No Opt. Call	A+	$12,850,000
	Alabama – 0.5%
23,435	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Variable Rate Demand Obligations, Alabama Power Company Barry Plan, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (10)	No Opt. Call	A1	24,388,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California – 0.1%
$8,000	Los Angeles County, California, Tax and Revenue Anticipation Notes, Variable Rate Demand Obligations, Series 2019, 5.000%, 6/30/20 (WI/DD, Settling 7/01/19) (10)	No Opt. Call	SP-1+	$8,304,480
	Florida – 0.2%
10,235	Florida Department of Environmental Protection, Everglades Restoration Revenue Bonds, Refunding Series 2007B, Variable Rate Demand Obligations, 1.850%, 7/01/27 – AGC Insured (Pre-refunded 12/04/19) (10)	12/19 at 100.00	A-1+	10,235,000
	Illinois – 0.2%
10,100	Illinois Development Finance Authority, Limited Obligation Project Revenue Bonds, Lyric Opera of Chicago, Variable Rate Demand Obligations, Series 1994, 1.930%, 12/01/28 (10)	9/19 at 100.00	A-1	10,100,000
	Maryland – 0.0%
2,100	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Multi-Modal Bond Anticpation Notes, Series 2015A-2, Variable Rate Demand Obligations, 1.950%, 6/01/23 (10)	9/19 at 100.0	VMIG-1	2,100,000
	Minnesota – 0.5%
24,700	Hennepin County, Minnesota, General Obligation Bonds, Variable Rate Series 2018B, Variable Rate Demand Obligations, 1.870%, 12/01/38 (10)	9/19 at 100.00	A-1+	24,700,000
	Nevada – 0.1%
5,780	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2011D-2-B, Variable Rate Demand Obligations, 1.870%, 7/01/40 (10)	9/19 at 100.00	A-1+	5,780,000
	New York – 0.2%
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate Demand Obligations, Bond Anticipation Note Series 2019A, 4.000%, 2/03/20 (10)	No Opt. Call	N/R	10,151,900
	Ohio – 0.1%
7,500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust Floaters 2015-XF0029, Variable Rate Demand Obligations, 2.050%, 11/15/23 (10)	11/20 at 100.00	N/R	7,500,000
	Pennsylvania – 0.0%
40	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, Variable Rate Demand Obligations, 3.000%, 7/01/19 (ETM) (10)	No Opt. Call	N/R (5)	40,000
	Texas – 0.5%
5,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Cook Childrens Medical Center Project, Series 2010B, Variable Rate Demand Obligations, 1.930%, 12/01/39 (10)	9/19 at 100.00	A-1+	5,000,000
20,000	Texas State, General Obligation Veterans Bonds, Series 2019, Variable Rate Demand Obligations, 1.450%, 6/01/50 (10)	9/19 at 100.00	VMIG-1	20,000,000
25,000	Total Texas			25,000,000

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 0.1%
$5,165	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Variable Rate Demand Obligations, Refunding Series 2016A-3, 2.000%, 7/01/29 (AMT) (Mandatory Put 6/01/21) (10)	No Opt. Call	A-2	$5,183,026
$144,905	Total Short-Term Investments (cost $140,151,349)			146,332,976
	Total Investments (cost $5,240,232,739) – 101.0%			5,372,050,205
	Other Assets Less Liabilities – (1.0)%			(54,633,280)
	Net Assets – 100%			$5,317,416,925
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,225,617,306	$ —	$5,225,617,306
Corporate Bonds	—	—	99,923	99,923
Short-Term Investments:
Municipal Bonds	—	146,332,976	—	146,332,976
Total	$ —	$5,371,950,282	$99,923	$5,372,050,205

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	The tax-exempt municipal bonds previously held by the Fund were surrendered in conjunction with the issuer’s bankruptcy reorganization plan. In return, the Fund received one or more senior interest corporate bonds.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen High Yield Municipal Bond Fund
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 118.3%
	MUNICIPAL BONDS – 117.3%
	Alabama – 1.2%
$2,918	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)	7/19 at 100.00	N/R	$29
16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	11,200,000
3,397	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	2,378,353
10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	7/19 at 100.00	B1	10,139,500
3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1994, 6.450%, 12/01/23 (AMT)	7/19 at 100.00	B1	3,918,917
10,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	10,699,000
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1:
1,350	5.750%, 6/01/35	6/26 at 100.00	N/R	1,527,093
2,500	5.750%, 6/01/45	6/26 at 100.00	N/R	2,781,025
	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F:
2,400	0.000%, 10/01/46	10/23 at 105.00	BB	2,266,704
35,500	0.000%, 10/01/50	10/23 at 105.00	BB	33,441,710
	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	0.000%, 10/01/38 – AGM Insured	10/23 at 105.00	BB+	15,695,392
5,000	0.000%, 10/01/42 – AGM Insured	10/23 at 105.00	BB+	4,777,500
2,520	0.000%, 10/01/46 – AGM Insured (5)	10/23 at 105.00	BB+	2,404,130
10,000	0.000%, 10/01/50 – AGM Insured	10/23 at 105.00	BB+	9,515,500
34,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BB	41,128,728
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013E, 0.000%, 10/01/35	10/23 at 41.20	BB	366,480
32,835	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	34,783,101
3,000	Phoenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (AMT)	11/22 at 100.00	BBB	3,060,030

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama (continued)
$40,105	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	$44,281,936
15,610	UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B, 4.000%, 9/01/48 (UB) (6)	9/29 at 100.00	AA-	17,020,676
249,170	Total Alabama			251,385,804
	Arizona – 2.3%
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
1,670	5.125%, 7/01/37, 144A	7/26 at 100.00	BB	1,809,111
2,000	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	2,151,280
1,885	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	2,006,300
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Franklin Phonetic Charter School Project, Refunding Series 2017:
580	5.500%, 7/01/37, 144A	7/27 at 100.00	N/R	597,383
1,390	5.750%, 7/01/47, 144A	7/27 at 100.00	N/R	1,438,580
1,505	5.875%, 7/01/52, 144A	7/27 at 100.00	N/R	1,559,827
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A:
700	6.000%, 11/01/37, 144A	11/27 at 100.00	N/R	709,541
3,850	6.250%, 11/01/50, 144A	11/27 at 100.00	N/R	3,896,893
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Pinecrest Academy of Nevada-Sloan Canyon Project, Refunding Series 2018A:
6,145	6.000%, 9/15/38, 144A	9/23 at 105.00	BB+	6,500,365
20,060	6.150%, 9/15/53, 144A	9/23 at 105.00	BB+	21,212,447
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B:
1,545	5.000%, 3/01/37, 144A	9/27 at 100.00	BB+	1,672,880
3,435	5.000%, 3/01/42, 144A	9/27 at 100.00	BB+	3,679,366
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B:
1,280	5.125%, 7/01/47, 144A	7/27 at 100.00	BB	1,339,354
565	5.250%, 7/01/51, 144A	7/27 at 100.00	BB	593,583
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,500	5.000%, 7/01/37, 144A	7/22 at 101.00	N/R	1,545,000
3,555	5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	3,662,112
3,945	5.250%, 7/01/52, 144A	7/22 at 101.00	N/R	4,050,450
3,260	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A, 5.500%, 12/15/48, 144A	12/26 at 100.00	BB	3,504,891

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$3,150	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada, and St Rose Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A	7/26 at 100.00	BB+	$3,491,208
11,260	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A	6/28 at 100.00	N/R	11,801,831
18,350	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	18,861,047
10,130	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A	7/27 at 100.00	N/R	10,525,070
	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29, 144A	7/24 at 100.00	N/R	724,934
650	5.000%, 7/15/33, 144A	7/24 at 100.00	N/R	711,068
750	5.000%, 7/15/38, 144A	7/24 at 100.00	N/R	812,183
1,057	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39, 144A	7/24 at 100.00	N/R	1,100,855
2,084	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39, 144A	7/25 at 100.00	N/R	2,089,752
3,250	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba1	3,524,137
6,040	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47, 144A	7/26 at 100.00	BB+	6,439,546
14,335	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41 (UB) (6)	1/28 at 100.00	AA-	15,594,617
420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/19 at 100.00	N/R	392,570
12,555	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Junior Lien Series 2017D, 4.000%, 7/01/40 (UB) (6)	7/27 at 100.00	A+	13,638,371
1,655	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts Project, Series 2008, 7.250%, 7/01/48 (Pre-refunded 11/01/19), 144A	11/19 at 100.00	N/R (7)	1,676,217
5,365	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41, 144A	7/21 at 100.00	N/R	5,678,745
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A:
1,880	5.000%, 7/01/35, 144A	7/25 at 100.00	BB	2,013,499
3,130	5.000%, 7/01/46, 144A	7/25 at 100.00	BB	3,297,142
640	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	698,451

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
$3,000	6.500%, 7/01/34, 144A	7/24 at 100.00	Ba1	$3,441,930
10,000	6.750%, 7/01/44, 144A	7/24 at 100.00	Ba1	11,424,000
4,650	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	4,893,241
5,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	Ba1	5,296,300
530	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2019A, 5.000%, 7/01/54, 144A	7/22 at 101.00	N/R	538,893
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	2,548,141
4,225	7.500%, 7/01/42 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	4,477,613
1,195	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc Projects, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	BBB-	1,256,853
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014:
21,375	5.000%, 2/01/29	2/24 at 100.00	B+	21,803,355
18,375	5.125%, 2/01/34	2/24 at 100.00	B+	18,590,171
25,065	5.375%, 2/01/41	2/24 at 100.00	B+	25,341,216
5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (6)	6/22 at 100.00	A3	5,354,000
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337:
2,080	12.925%, 6/01/34, 144A (IF) (6)	6/22 at 100.00	N/R	2,818,046
775	11.946%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	N/R	994,124
975	11.949%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	N/R	1,250,769
1,500	11.961%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	N/R	1,924,800
375	11.961%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	N/R	481,200
1,265	11.961%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	N/R	1,623,248
9,425	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	9,772,782
6,395	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	6,438,678
3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	D	3,250,257
	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,108,290
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,990,404

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
$1,305	6.000%, 7/01/33	7/20 at 102.00	BB-	$1,317,933
2,110	5.700%, 7/01/35	7/20 at 102.00	BB-	2,103,375
1,330	6.000%, 7/01/43	7/20 at 102.00	BB-	1,330,732
800	6.000%, 7/01/48	7/20 at 102.00	BB-	796,712
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
2,870	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	2,978,716
4,865	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	5,044,227
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A:
50	6.875%, 7/01/34	7/20 at 102.00	BB-	51,156
1,895	7.375%, 7/01/49	7/20 at 102.00	BB-	1,946,317
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
3,445	5.250%, 7/01/36	7/26 at 100.00	BB-	3,251,253
5,700	5.375%, 7/01/46	7/26 at 100.00	BB-	5,217,096
6,830	5.500%, 7/01/51	7/26 at 100.00	BB-	6,290,088
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	1,931,870
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,523,331
8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44	2/24 at 100.00	N/R	10,181,809
2,660	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	2,762,995
11,315	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	12,207,301
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, Series 2019:
685	5.125%, 7/01/39	7/25 at 100.00	N/R	682,027
1,050	5.250%, 7/01/49	7/25 at 100.00	N/R	1,048,425
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
340	7.000%, 1/01/22	No Opt. Call	B	341,537
4,275	7.375%, 1/01/32	1/22 at 100.00	B	4,118,407
6,695	7.500%, 1/01/42	1/22 at 100.00	B	6,374,912
5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	6,110,430
14,235	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	BB-	15,693,091

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
$60	5.250%, 12/01/22	No Opt. Call	BBB+	$66,592
80	5.250%, 12/01/28	No Opt. Call	BBB+	99,667
26,530	5.500%, 12/01/37, 144A	No Opt. Call	Ba3	35,944,170
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,165,725
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,388,160
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
2,140	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	2,444,458
2,665	6.125%, 10/01/47, 144A	10/27 at 100.00	N/R	3,017,286
3,085	6.125%, 10/01/52, 144A	10/27 at 100.00	N/R	3,481,361
	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
3,493	5.750%, 7/01/22	7/19 at 100.00	N/R	3,493,524
8,849	6.000%, 7/01/30	7/19 at 100.00	N/R	8,820,860
4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 5.125%, 3/01/42, 144A	9/22 at 100.00	BB+	4,487,430
	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2011:
2,820	7.625%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (7)	3,082,937
1,830	7.875%, 3/01/42 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (7)	2,024,145
1,305	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	8/19 at 100.00	N/R	1,273,889
441,763	Total Arizona			471,712,861
	Arkansas – 0.5%
95,945	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	99,752,098
	California – 20.0%
	Allan Hancock Joint Community College District, California, General Obligation Bonds, Election 2006 Series 2012C:
10,000	0.000%, 8/01/44 (UB) (6)	8/38 at 100.00	AA	7,434,800
15,000	0.000%, 8/01/47 (UB) (6)	8/40 at 100.00	AA	11,420,100
20,000	Anaheim Elementary School District, Orange County, California, General Obligation Bonds, Election 2016, Series 2018A, 4.000%, 8/01/48 (UB) (6)	8/27 at 100.00	Aa3	21,706,600

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
$855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	A2	$674,381
5,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	A2	3,567,080
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	2,692,328
1,810	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	1,979,868
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
1,540	5.000%, 3/01/31	3/26 at 100.00	Ba3	1,679,154
1,940	5.250%, 3/01/36	3/26 at 100.00	Ba3	2,110,856
12,075	5.000%, 3/01/41	3/26 at 100.00	Ba3	12,693,119
15,900	5.000%, 3/01/46	3/26 at 100.00	Ba3	16,696,749
3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, School Facilities Improvement District 1, Tender Option Bond Trust 2016-XG0071, 12.163%, 8/01/47, 144A (IF) (6)	8/23 at 100.00	Aa2	4,958,717
1,000	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	7/19 at 100.00	N/R	999,980
6,880	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007, 5.000%, 9/01/37	9/19 at 100.00	N/R	6,922,656
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Election 2016 Series 2017A:
4,890	4.000%, 11/01/42 (UB) (6)	11/26 at 100.00	A+	5,254,892
3,750	4.000%, 11/01/46 (UB) (6)	11/26 at 100.00	A+	4,010,025
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42 (5)	5/40 at 100.00	A+	1,329,825
4,480	0.000%, 5/01/47 (5)	5/40 at 100.00	A+	3,481,318
4,210	Banning Unified School District, Riverside County, California, General Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (6)	8/27 at 100.00	AA	4,548,526
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7:
42,855	4.000%, 4/01/47 (UB) (6)	4/27 at 100.00	A1	46,421,393
1,000	4.000%, 4/01/49 (UB) (6)	4/27 at 100.00	A1	1,079,810
19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54 (UB) (6)	10/24 at 100.00	A1	22,010,022
1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,129,827
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,097,560
2,085	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,328,153
7,205	Cabrillo Unified School District, San Mateo County, California, General Obligation Bonds, Series 2017C, 4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	AA-	7,753,156

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$4,155	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (6)	8/27 at 100.00	AA	$4,514,075
15,550	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	17,097,225
14,700	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 0.000%, 6/01/57	7/19 at 11.68	N/R	1,504,692
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
1,500	5.650%, 6/01/41	7/19 at 100.00	B2	1,510,365
1,175	5.700%, 6/01/46	7/19 at 100.00	B2	1,182,614
74,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Turbo Series 2006B, 0.000%, 6/01/46	7/19 at 19.76	N/R	14,590,580
7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	7/19 at 100.00	BB-	7,018,340
50,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	7/19 at 21.79	N/R	9,223,500
28,600	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46	7/19 at 21.09	N/R	5,262,114
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue Bonds, Fresno County Tobacco Funding Corporation, Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46	7/19 at 17.92	N/R	1,788,000
10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Cporporation - Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	10,500,400
6,665	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 4.000%, 8/15/40 (UB)	8/25 at 100.00	A+	7,150,012
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B:
11,530	4.000%, 11/15/41 (UB) (6)	11/26 at 100.00	A+	12,463,008
55,910	5.000%, 11/15/46 (UB) (6)	11/26 at 100.00	A+	65,501,920
27,515	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48 (UB) (6)	11/27 at 100.00	A+	29,691,161
24,760	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42 (UB) (6)	11/27 at 100.00	A+	26,877,228
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353:
4,000	13.423%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	AA- (7)	5,532,760
2,500	14.413%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	N/R (7)	3,516,250
1,500	14.413%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	N/R (7)	2,109,750

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$7,070	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/39 (UB) (6)	3/26 at 100.00	A	$7,509,259
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
3,810	5.000%, 2/01/42 (UB) (6)	2/27 at 100.00	A1	4,434,802
6,830	5.000%, 2/01/47 (UB) (6)	2/27 at 100.00	A1	7,918,087
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002:
605	11.957%, 4/01/42, 144A (IF) (6)	4/22 at 100.00	AA-	825,843
1,250	11.977%, 4/01/42, 144A (IF) (6)	4/22 at 100.00	AA-	1,707,237
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2:
10,000	4.000%, 11/01/38 (UB) (6)	11/27 at 100.00	AA-	11,078,700
140,100	4.000%, 11/01/44 (UB) (6)	11/27 at 100.00	AA-	153,120,894
42,070	5.000%, 11/01/47 (UB) (6)	No Opt. Call	AA-	60,011,172
9,250	4.000%, 11/01/51 (UB)	11/27 at 100.00	AA-	10,010,535
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Tender Option Bond Trust 2015-XF0152:
540	12.715%, 8/15/43, 144A (IF) (6)	8/24 at 100.00	AA	810,567
1,250	12.731%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA	1,655,413
	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
460	14.757%, 10/01/38, 144A (IF) (6)	10/24 at 100.00	AA-	791,076
845	14.794%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	1,394,098
3,150	14.838%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	5,204,209
2,000	14.838%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	3,304,260
2,000	14.838%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	3,304,260
29,145	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A, 4.000%, 10/01/47 (UB) (6)	10/26 at 100.00	AA-	31,273,751
1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	1,984,990
3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (6)	8/25 at 100.00	AA-	3,778,922
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
1,610	15.078%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	2,307,967
1,800	15.085%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	2,580,768
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
2,385	12.646%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA	3,212,380
2,000	12.649%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA	2,694,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XF2221:
$2,500	16.782%, 8/15/42 (Pre-refunded 8/15/20), 144A (IF)	8/20 at 100.00	AA- (7)	$3,035,450
2,000	16.782%, 8/15/42 (Pre-refunded 8/15/20), 144A (IF)	8/20 at 100.00	AA- (7)	2,428,360
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XG0048:
2,500	16.676%, 8/15/42 (Pre-refunded 8/15/20), 144A (IF) (6)	8/20 at 100.00	A+ (7)	3,035,450
2,500	16.676%, 8/15/42 (Pre-refunded 8/15/20), 144A (IF) (6)	8/20 at 100.00	A+ (7)	3,035,450
8,715	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45 (UB) (6)	10/26 at 100.00	AAA	9,477,040
6,085	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 4.000%, 11/01/45 (UB) (6)	11/23 at 100.00	A	6,381,705
11,085	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.750%, 10/01/48, 144A	10/22 at 105.00	N/R	11,354,255
1,315	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Taxable Series 2018B, 5.500%, 10/01/25, 144A	10/22 at 105.00	N/R	1,339,630
1,500	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A, 5.250%, 10/01/45	10/22 at 102.00	BB	1,552,665
	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A:
640	5.500%, 6/01/38, 144A	6/26 at 100.00	BB	714,234
1,595	5.500%, 6/01/48, 144A	6/26 at 100.00	BB	1,760,497
1,550	5.500%, 6/01/53, 144A	6/26 at 100.00	BB	1,700,939
1,150	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/48, 144A	6/28 at 100.00	Ba1	1,274,580
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
500	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	546,570
6,025	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	6,512,724
3,805	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	4,050,841
2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BB	2,048,020
1,195	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/41, 144A	7/26 at 100.00	BB	1,305,394
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
2,750	5.250%, 8/01/42	8/22 at 100.00	BB	2,878,645
675	5.300%, 8/01/47	8/22 at 100.00	BB	706,550
1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education?Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,204,041

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49, 144A	8/24 at 100.00	BB-	$1,780,783
895	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45, 144A	8/26 at 100.00	N/R	929,520
1,715	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BBB-	1,919,737
	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
760	6.750%, 10/01/28	7/19 at 100.00	N/R	760,882
1,000	7.000%, 10/01/39	7/19 at 100.00	N/R	1,000,880
2,225	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB+	2,474,267
1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,386,523
8,445	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (7)	8,990,716
5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	5,494,350
7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/15/48	11/23 at 100.00	N/R	8,565,229
3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	10/21 at 100.00	BB+	3,192,008
	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A:
1,000	5.000%, 11/01/36, 144A	11/26 at 100.00	N/R	1,145,560
3,935	5.000%, 11/01/46, 144A	11/26 at 100.00	N/R	4,429,984
	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32, 144A	1/22 at 100.00	N/R	602,587
530	6.875%, 1/01/42, 144A	1/22 at 100.00	N/R	562,378
1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,278,035
	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (7)	511,050
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (7)	1,064,690
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
2,600	4.000%, 12/31/47 (AMT)	6/28 at 100.00	BBB+	2,763,410
9,350	4.000%, 12/31/47 – AGM Insured (AMT) (UB) (6)	6/28 at 100.00	BBB+	10,043,677
1,170	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/47	11/26 at 100.00	BBB-	1,304,737

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,085	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB-	$1,195,920
5,600	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (AMT)	No Opt. Call	N/R	3,640,000
3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (AMT)	12/23 at 102.00	N/R	2,648,000
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
13,965	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	Baa3	14,996,455
12,940	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	13,822,249
	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A:
870	5.000%, 6/15/39, 144A	6/23 at 100.00	N/R	892,855
1,000	5.000%, 6/15/49, 144A	6/23 at 100.00	N/R	1,021,890
	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A:
2,055	6.125%, 6/15/37	6/27 at 100.00	N/R	2,115,438
3,025	6.250%, 6/15/47	6/27 at 100.00	N/R	3,110,638
465	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017B, 7.375%, 6/15/23	No Opt. Call	N/R	464,809
10,000	California Public Finance Authority, Revenue Bonds, Sharp HealthCare, Series 2017A, 4.000%, 8/01/47 (UB) (6)	2/28 at 100.00	Aa3	10,859,800
1,700	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	B1	1,741,633
	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A:
4,350	5.000%, 7/01/36, 144A	7/26 at 100.00	BB+	4,734,975
2,360	5.000%, 7/01/46, 144A	7/26 at 100.00	BB+	2,544,599
	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A:
2,755	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,860,296
1,025	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,053,280
	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
2,010	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	1,826,386
1,100	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	968,418
	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A:
5,915	5.750%, 6/01/42	6/26 at 100.00	N/R	5,931,385
5,065	5.875%, 6/01/52	6/26 at 100.00	N/R	5,086,070

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A:
$2,525	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	$2,623,525
2,930	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	3,026,661
2,000	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A	10/27 at 100.00	BB+	2,201,100
1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A	10/22 at 100.00	BBB-	1,059,490
	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017:
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,290,425
5,000	6.500%, 7/01/50, 144A	7/27 at 100.00	N/R	5,153,750
1,430	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A	5/27 at 100.00	N/R	1,430,315
1,135	California School Finance Authority, Charter School Revenue Bonds, Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55, 144A	6/27 at 100.00	N/R	1,206,562
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2017A:
1,230	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	1,318,941
1,460	5.250%, 6/01/52, 144A	6/26 at 100.00	N/R	1,559,236
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools ? Obligated Group, Series 2017G:
610	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	650,583
525	5.000%, 6/01/53, 144A	6/27 at 100.00	N/R	555,912
11,770	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 0.000%, 6/01/47 (4)	6/20 at 102.00	N/R	7,650,500
	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34, 144A	6/24 at 100.00	BB+	1,317,282
2,390	6.000%, 6/01/44, 144A	6/24 at 100.00	BB+	2,615,735
	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34, 144A	2/24 at 100.00	BB	2,253,753
4,960	6.750%, 8/01/44, 144A	2/24 at 100.00	BB	5,567,402
2,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35, 144A	7/25 at 100.00	BBB	2,115,300
1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A	11/24 at 100.00	N/R	1,391,390
690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB	760,249

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
$1,280	5.750%, 7/01/41, 144A	7/26 at 100.00	BB+	$1,452,275
2,250	6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	2,569,455
10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 12.834%, 9/01/32, 144A (IF) (6)	9/23 at 100.00	Aa3	16,634,333
15,725	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039, 12.937%, 4/01/43, 144A (IF) (6)	4/23 at 100.00	Aa3	22,941,674
4,500	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 14.190%, 3/01/40 – AGM Insured, 144A (IF) (6)	3/20 at 100.00	AA	5,002,650
3,055	California State, General Obligation Bonds, Various Purpose Series 2015, 4.000%, 8/01/45 (UB) (6)	8/25 at 100.00	AA-	3,277,679
10,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46 (UB)	8/26 at 100.00	AA-	11,749,500
	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
2,500	12.837%, 11/01/43, 144A (IF) (6)	11/23 at 100.00	Aa3	3,816,475
750	8.876%, 11/01/44, 144A (IF) (6)	11/24 at 100.00	Aa3	944,783
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
34,785	5.250%, 12/01/44	12/24 at 100.00	BB-	38,366,811
101,445	5.500%, 12/01/54	12/24 at 100.00	BB-	112,513,664
135,790	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	151,475,103
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
4,565	5.250%, 12/01/43, 144A	6/28 at 100.00	BB-	5,268,512
35,295	5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	40,943,259
1,000	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A	7/29 at 100.00	BB+	1,127,660
2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	2,631,599
1,275	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	1,378,696
4,650	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	A-	4,704,544
440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 14.195%, 11/15/49, 144A (IF) (6)	11/24 at 100.00	AA	733,286
25,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44 (UB) (6)	7/24 at 100.00	A-	27,732,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
$3,000	4.000%, 8/15/41 (UB) (6)	8/26 at 100.00	A+	$3,184,530
5,440	5.000%, 8/15/51 (UB) (6)	8/26 at 100.00	A+	6,256,653
6,500	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57 (UB) (6)	12/27 at 100.00	A+	7,500,350
	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
7,210	5.000%, 6/01/36, 144A	6/26 at 100.00	N/R	8,051,695
8,150	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	8,968,260
14,940	California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45 (UB) (6)	8/23 at 100.00	A-	15,455,878
1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,074,810
1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB-	1,180,476
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A:
3,245	5.375%, 9/01/35	9/25 at 100.00	N/R	3,399,722
3,285	5.625%, 9/01/45	9/25 at 100.00	N/R	3,461,897
1,370	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	9/25 at 100.00	N/R	1,540,140
1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	2,077,939
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,610	5.000%, 9/02/35	9/25 at 100.00	N/R	3,880,894
1,180	5.000%, 9/02/40	9/25 at 100.00	N/R	1,257,797
3,955	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	4,067,757
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017A:
1,790	5.000%, 9/02/37	9/27 at 100.00	N/R	1,951,315
1,980	5.000%, 9/02/46	9/27 at 100.00	N/R	2,139,608
2,300	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%, 9/02/47	9/27 at 100.00	N/R	2,550,010
3,145	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A, 5.000%, 9/02/47	9/28 at 100.00	N/R	3,613,951
2,195	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,451,135
4,950	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	5,421,883

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
$1,250	7.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	$1,423,575
2,250	7.500%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	2,575,327
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
6,360	5.750%, 7/01/30	7/19 at 100.00	CC	6,334,242
15,010	5.750%, 7/01/35	7/19 at 100.00	CC	14,942,305
13,000	5.500%, 7/01/39	7/19 at 100.00	CC	12,937,080
2,610	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25	7/19 at 100.00	CC	2,601,074
12,780	Central Union High School District, Imperial County, California, General Obligation Bonds, Election 2016 Series 2019, 4.000%, 8/01/49 (UB) (6)	8/28 at 100.00	Aa3	13,842,146
1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,032,520
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
685	5.000%, 9/01/22 – AMBAC Insured	7/19 at 100.00	N/R	686,671
155	5.250%, 9/01/27 – AMBAC Insured	7/19 at 100.00	N/R	155,339
2,820	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding Series 2016, 4.000%, 9/01/27, 144A	9/24 at 100.00	N/R	2,887,313
5,750	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	9/19 at 100.00	N/R	5,766,905
2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Bond Trust 2015-XF0229, 12.803%, 6/01/21, 144A (IF) (6)	No Opt. Call	AA+	3,776,350
500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B, 5.000%, 9/01/35	9/23 at 100.00	N/R	548,660
18,135	Cotati-Rohnert Park Unified School District, Sonoma County, California, General Obligation Bonds, 2014 Election Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	A1	19,442,352
1,250	Dana Point, California, Special Tax Bonds, Community Facilities District 2006-1 Series 2014, 5.000%, 9/01/45	9/23 at 100.00	N/R	1,342,050
5,820	Davis Joint Unified School District, Yolo County, California, General Obligation Bonds, Series 2019, 4.000%, 8/01/40 (UB) (6)	8/26 at 100.00	AA	6,261,563
4,100	Dublin, California, Special Tax Bonds, Community Facilities District 2015-1 Improvement Area 2 Dublin Crossing, Series 2019, 5.000%, 9/01/49 (WI/DD, Settling 7/18/19)	9/26 at 103.00	N/R	4,653,213
5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 216-XG0043, 12.726%, 8/01/39, 144A (IF) (6)	No Opt. Call	AA	5,061,750
	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Election of 2016, Series 2017:
10,535	4.000%, 8/01/44 (UB) (6)	8/26 at 100.00	Aa2	11,396,974
10,000	4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	Aa2	10,787,500

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
$4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	AA-	$2,848,080
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	AA-	3,767,281
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	AA-	3,628,746
5,875	0.000%, 4/01/38 – SYNCORA GTY Insured (UB) (WI/DD, Settling 7/09/19)	No Opt. Call	AA-	5,875,000
3,460	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairield Commons Project, Series 2008, 6.875%, 9/01/38	9/19 at 100.00	N/R	3,490,275
7,385	Fillmore, California, Wastewater Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/42 – AGM Insured (UB) (6)	5/27 at 100.00	A2	8,016,418
2,785	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	3,187,739
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	7,637,825
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
6,000	0.000%, 1/15/32 – AGM Insured (5)	1/31 at 100.00	BBB-	6,355,560
4,500	5.750%, 1/15/46	1/24 at 100.00	BBB-	5,211,495
	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B:
9,550	0.000%, 8/01/43	8/26 at 54.52	Aa3	4,086,540
6,900	4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	Aa3	7,429,575
16,625	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47 (UB) (6)	8/24 at 100.00	Aa3	17,569,466
5,340	Garvey School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB) (6)	8/27 at 100.00	AA	5,785,409
12,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	A+	13,856,280
150,945	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	155,643,918
13,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	13,016,250
48,050	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	48,110,062
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
690	11.935%, 6/01/40, 144A (IF) (6)	6/25 at 100.00	Aa2	1,116,434
2,485	11.944%, 6/01/40, 144A (IF) (6)	6/25 at 100.00	Aa2	4,022,097
1,157,910	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	7/19 at 19.77	CCC+	182,833,989
1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Bonds, Gonzalez Redevelopment Project, Refunding Series 2011, 8.000%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	1,781,797

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 2017-XF2453, 17.327%, 7/15/40 (Pre-refunded 7/15/21), 144A (IF) (6)	7/21 at 100.00	N/R (7)	$2,634,937
7,000	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47 (UB) (6)	8/28 at 100.00	AA	7,656,040
630	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	9/19 at 100.00	N/R	632,999
18,770	Hayward Area Recreation and Park District, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	AA+	20,434,711
	Hayward Unified School District, Alameda County, California, General Obligation Bonds, Election 2014, Series 2017:
12,580	4.000%, 8/01/39 – AGM Insured (UB) (6)	8/26 at 100.00	AA	13,628,040
44,380	4.000%, 8/01/42 – AGM Insured (UB) (6)	8/26 at 100.00	AA	47,685,866
160	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	7/19 at 100.00	A	160,499
283,100	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2 Turbo Capital Appreciation, 0.000%, 6/01/47	7/19 at 15.71	CCC	43,687,992
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014:
3,260	5.000%, 9/01/43	9/24 at 100.00	N/R	3,572,895
3,140	5.000%, 9/01/43	9/24 at 100.00	N/R	3,441,377
11,510	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, 2014 Election Series 2017B, 4.000%, 8/01/41 (UB) (6)	8/27 at 100.00	Aa3	12,448,986
4,290	King Comunity Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	4,774,470
1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36	5/22 at 101.00	BBB-	1,169,179
260	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	9/24 at 100.00	N/R	285,870
1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,254,741
	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House - Shea Homes Improvement Area 1, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	1,696,815
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,138,810
1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.250%, 9/01/29	9/22 at 100.00	N/R	1,058,180
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
2,000	6.875%, 8/01/34 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB (7)	2,009,080
1,400	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (7)	1,406,356
1,045	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB (7)	1,049,744

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	$3,539,495
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
1,945	5.400%, 9/01/38	9/26 at 103.00	N/R	2,000,977
1,220	5.400%, 9/01/38	9/26 at 103.00	N/R	1,255,112
2,410	5.400%, 9/01/38	9/26 at 103.00	N/R	2,479,360
860	5.400%, 9/01/38	9/26 at 103.00	N/R	884,751
3,095	5.500%, 9/01/43	9/26 at 103.00	N/R	3,190,759
1,945	5.500%, 9/01/43	9/26 at 103.00	N/R	2,005,178
3,820	5.500%, 9/01/43	9/26 at 103.00	N/R	3,938,191
1,360	5.500%, 9/01/43	9/26 at 103.00	N/R	1,402,078
4,830	5.600%, 9/01/49	9/26 at 103.00	N/R	4,981,082
3,665	5.600%, 9/01/49	9/26 at 103.00	N/R	3,779,641
7,205	5.600%, 9/01/49	9/26 at 103.00	N/R	7,430,372
2,565	5.600%, 9/01/49	9/26 at 103.00	N/R	2,645,233
805	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	872,548
21,925	Long Beach Community College District, California, General Obligation Bonds, Refunding 2008 Election Series 2012B, 4.750%, 8/01/49 (UB) (WI/DD, Settling 7/09/19) (6)	8/42 at 100.00	AA	16,693,914
10,255	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2017E, 4.000%, 8/01/44 (UB) (6)	8/26 at 100.00	Aa2	11,094,064
	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2017A:
6,380	4.000%, 8/01/39 (UB) (6)	8/26 at 100.00	Aa2	6,954,519
10,450	4.000%, 8/01/40 (UB) (6)	8/26 at 100.00	Aa2	11,347,760
13,045	4.000%, 8/01/41 (UB) (6)	8/26 at 100.00	Aa2	14,138,301
14,760	4.000%, 8/01/42 (UB) (6)	8/26 at 100.00	Aa2	15,987,589
32,355	4.000%, 8/01/45 (UB) (6)	8/26 at 100.00	Aa2	34,979,314
1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (5)	8/29 at 100.00	Aa3	1,771,425
5,970	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,151,428
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2019A:
14,895	4.000%, 5/15/44 (AMT) (UB) (6)	5/29 at 100.00	AA-	16,413,992
11,910	5.000%, 5/15/49 (AMT) (UB) (6)	5/29 at 100.00	AA-	14,307,126
6,300	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46 (AMT) (UB) (6)	5/26 at 100.00	AA-	7,260,687
1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 2016-XL0005, 12.491%, 5/15/40, 144A (IF) (6)	5/20 at 100.00	N/R	2,114,681

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2015E, 5.000%, 7/01/44 (UB) (6)	7/24 at 100.00	AA	$5,725,150
24,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/47 (UB) (6)	1/27 at 100.00	AA	28,256,640
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 2015-XF2047:
1,150	12.477%, 7/01/38, 144A (IF) (6)	7/22 at 100.00	AA	1,638,923
1,715	12.495%, 7/01/43, 144A (IF) (6)	1/24 at 100.00	N/R	2,622,835
16,145	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (6)	1/27 at 100.00	Aa2	17,457,266
2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 15.006%, 7/01/44, 144A (IF) (6)	7/24 at 100.00	AA+	4,186,939
8,000	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa2	8,709,520
18,700	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election 2016 Series 2018B, 4.000%, 8/01/47 (UB) (6)	8/28 at 100.00	Aa2	20,594,310
1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	1,116,930
8,000	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2014 Series 2017, 4.000%, 8/01/46 (UB)	8/27 at 100.00	Aa3	8,631,280
	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A:
1,185	7.000%, 8/01/26 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	1,325,008
2,650	7.250%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	2,976,665
10,010	7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	11,295,184
3,950	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011B, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	4,461,525
25,420	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47 (UB) (6)	8/27 at 100.00	Aa2	27,683,651
7,895	Marin Public Financing Authority, California, Revenue Bonds, Sausalito Marin City Sanitary District, Series 2017, 4.000%, 4/01/42 (UB) (6)	4/27 at 100.00	AA-	8,576,023
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
890	5.125%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	942,644
1,190	5.250%, 1/01/42 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	1,262,590
1,450	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilties District 2011-1, Improvement Area 4, Series 2019, 5.000%, 9/01/48	9/26 at 103.00	N/R	1,667,717
1,500	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 6.250%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (7)	1,512,360

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
$1,540	6.500%, 5/01/26 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	$1,689,087
1,075	6.900%, 5/01/36 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,186,832
6,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2016A, 4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	A1	6,381,120
1,075	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	1,189,445
	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/19 at 100.00	N/R	1,013,818
1,325	5.000%, 9/01/37	9/19 at 100.00	N/R	1,329,015
15,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A, 4.000%, 8/01/49 (UB) (6)	8/29 at 100.00	AA	16,585,200
2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	A	2,175,040
580	Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	663,874
2,355	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (7)	2,638,801
3,390	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	A1	2,963,097
18,655	Ontario-Montclair School District, San Bernardino County, California, General Obligation Bonds, Election of 2016, Series 2019B, 4.000%, 8/01/48 (UB) (6)	8/27 at 100.00	Aa2	20,331,338
3,565	Orange County Health Facilities Authority, California, Hospital Revenue Bonds, Orlando Health, Inc, Tender Option Bond Trust 2016-XF1056, 11.661%, 10/01/42, 144A (IF) (6)	4/22 at 100.00	Aa3	4,467,801
2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51	8/37 at 100.00	AA	1,659,001
970	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2013C, 5.550%, 8/01/43	8/38 at 100.00	AA	669,707
2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	9/19 at 100.00	N/R	2,494,319
	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
1,700	5.250%, 9/01/26	9/19 at 100.00	N/R	1,701,513
3,780	5.450%, 9/01/32	9/19 at 100.00	N/R	3,783,704
4,480	5.500%, 9/01/36	9/19 at 100.00	N/R	4,483,987
	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
745	7.000%, 4/01/25	7/19 at 102.00	CCC+	733,520
1,605	7.500%, 4/01/35	7/19 at 102.00	CCC+	1,557,251

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
$1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	AA-	$868,159
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	AA-	825,846
8,910	Palmdale School District, Los Angeles County, California, General Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa3	9,666,548
2,855	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/19 at 100.00	N/R	2,867,391
8,000	Palomar Community College District, San Diego County, California, General Obligation Bonds, Refunding Series 2017, 4.000%, 8/01/45 (UB) (6)	8/27 at 100.00	AA	8,712,720
17,020	Palomar Community College District, San Diego County, California, General Obligation Bonds, Series 2010B, 0.000%, 8/01/45 (UB) (6)	8/40 at 100.00	AA	15,658,400
4,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (7)	4,342,026
17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (7)	18,451,597
16,380	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	18,184,421
2,930	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	3,260,797
5,340	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-2, Monument Park Estates, Series 2015B, 5.000%, 9/01/45	9/25 at 100.00	N/R	5,955,275
3,900	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	Baa2	4,647,201
2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,993,275
	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A:
12,635	4.000%, 8/01/42 – BAM Insured (UB)	8/26 at 100.00	AA	13,592,986
9,485	4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	AA	10,168,774
1,250	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,392,788
4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	7/19 at 100.00	N/R	4,413,854
4,725	River Delta Unified School District, School Faciliteis Improvement District 2, Sacramento and Solano Counties, California, General Obligation Bonds, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	1,776,411
1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 12.989%, 11/01/45, 144A (IF) (6)	11/25 at 100.00	AA-	2,163,975
3,030	Riverside County Public Financing Authority, California, Tax Allocation Revenue Bonds, Desert Communities & Interestate 215 Corridor Projects, Series 2017A, 4.000%, 10/01/40 – BAM Insured (UB) (6)	10/27 at 100.00	AA	3,285,762
6,250	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Housing Bonds, Refunding Series 2017A, 4.000%, 10/01/39 – BAM Insured (UB) (6)	10/27 at 100.00	AA	6,825,375

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,500	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Desert Communities Redevelopment Project Area, Series 2010D, 6.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	A (7)	$1,590,375
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB+	3,220,418
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	3,079,252
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	2,947,041
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	2,247,448
1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42 (Pre-refunded 10/01/21)	10/21 at 100.00	A (7)	1,131,190
1,410	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 5.000%, 9/01/42	9/22 at 100.00	N/R	1,497,970
	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	Baa2	315,414
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	Baa2	362,096
2,735	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	3,063,200
840	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	9/19 at 100.00	N/R	843,721
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
1,130	5.000%, 9/01/31	9/26 at 100.00	N/R	1,289,115
1,000	5.000%, 9/01/36	9/26 at 100.00	N/R	1,118,010
1,735	5.500%, 9/01/46	9/26 at 100.00	N/R	1,975,488
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	2,071,798
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,532,394
4,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	4,474,520
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
2,500	13.192%, 12/01/30, 144A (IF) (6)	No Opt. Call	AA-	5,315,250
3,000	13.192%, 12/01/30, 144A (IF) (6)	No Opt. Call	AA-	6,378,300
6,580	12.982%, 12/01/33, 144A (IF) (6)	No Opt. Call	AA-	15,303,567
1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 2016-XG0067, 12.935%, 12/01/30, 144A (IF) (6)	No Opt. Call	AA-	3,801,495
5,585	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/19 at 100.00	N/R	5,613,316
7,130	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44 (UB) (6)	No Opt. Call	AA	3,050,784

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,290	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa2	$2,542,564
1,000	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,118,570
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31	12/21 at 100.00	BB	4,522,560
16,730	7.500%, 12/01/41	12/21 at 100.00	BB	18,677,707
2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 14.574%, 8/01/39, 144A (IF)	No Opt. Call	AA-	2,975,943
2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election 2008 Series 2012E, 0.000%, 7/01/49	No Opt. Call	AA-	768,100
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42 (UB) (6)	7/23 at 100.00	AA-	10,539,800
20,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47 (UB) (6)	7/27 at 100.00	Aa2	21,782,400
	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Refunding Series 2012R-2:
10,000	0.000%, 7/01/40 (UB) (6)	No Opt. Call	AA-	9,701,500
29,410	0.000%, 7/01/41 (UB) (6)	7/40 at 100.00	AA-	28,209,190
137,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43 (AMT) (UB) (6)	5/28 at 100.00	A+	162,610,560
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A:
10,000	5.000%, 5/01/38 (AMT) (UB) (6)	5/29 at 100.00	A+	12,170,000
93,500	5.000%, 5/01/44 (AMT) (UB) (6)	5/29 at 100.00	A+	112,322,485
27,150	4.000%, 5/01/49 (AMT) (UB) (6)	5/29 at 100.00	A+	29,673,321
78,650	5.000%, 5/01/49 (AMT) (UB) (6)	5/29 at 100.00	A+	93,979,672
5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/44	8/24 at 100.00	N/R	5,421,250
1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A-	1,410,838
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
2,750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	2,024,055
8,905	0.000%, 8/01/31, 144A	8/21 at 61.78	N/R	5,083,597
17,120	0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	5,309,768

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
$1,375	0.000%, 8/01/30	8/19 at 52.58	N/R	$720,541
3,020	0.000%, 8/01/34	8/19 at 41.32	N/R	1,243,606
16,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/49	1/25 at 100.00	BBB-	17,935,840
20,035	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 7/01/51 (UB) (6)	9/41 at 100.00	AA+	15,859,906
13,385	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/45 – BAM Insured (UB) (6)	8/27 at 100.00	AA	14,557,124
5,350	Santa Ana Unified School District, Orange County, California, Certificates of Participation, Financing Project, Series 1999, 0.000%, 4/01/32 – AGM Insured	No Opt. Call	A2	3,693,961
7,030	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Election 2018 Series 2019A, 4.000%, 8/01/48 (UB) (6)	8/28 at 100.00	A+	7,695,179
2,500	Santa Barbara Secondary High School District, Santa Barbara County, California,General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 8/01/40 (UB) (WI/DD, Settling 7/03/19)	No Opt. Call	AA	1,306,450
7,530	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (AMT)	7/19 at 100.00	N/R	7,539,187
42,005	Santa Clara Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2018, Series 2019, 4.000%, 7/01/48 (UB) (6)	7/26 at 100.00	AA+	45,604,408
3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A (7)	3,547,992
	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,543,620
3,440	6.000%, 9/01/43	9/23 at 100.00	N/R	3,838,111
6,980	Savanna Elementary School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 – AGM Insured (UB) (6)	No Opt. Call	A2	6,373,647
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
22,000	0.000%, 6/01/36	7/19 at 39.29	N/R	8,608,600
7,500	0.000%, 6/01/47	7/19 at 20.92	N/R	1,483,650
94,800	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Turbo Capital Appreciation Series 2007C, 0.000%, 6/01/56	7/19 at 10.15	N/R	8,116,776
11,435	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Election 2012 Series 2017C, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa3	12,414,636
15,580	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/47 (UB) (6)	8/27 at 100.00	AA-	16,896,977
4,665	Sweetwater Union High School District, California, General Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/42 (UB) (6)	2/26 at 100.00	BBB+	4,938,369

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,000	Sweetwater Union High School District, San Diego County, California, General Obligation Bonds, Election 2006 Series 2018C, 4.000%, 8/01/47 (UB) (6)	8/28 at 100.00	AAA	$5,364,950
6,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	6,478,140
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
4,520	5.500%, 9/01/27, 144A	No Opt. Call	N/R	4,678,652
3,655	5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	3,819,183
4,940	6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	5,200,140
13,245	6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	13,961,290
1,100	Temecula Valley Unified School District, Riverside County, California, Community Facilities District No 14-1, Special Tax Bonds, Series 2018, 5.000%, 9/01/50	9/25 at 103.00	N/R	1,242,736
6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 13.585%, 5/15/38, 144A (IF) (6)	5/23 at 100.00	N/R	10,603,823
42,780	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005B, 0.000%, 6/01/45	7/19 at 22.21	CCC+	8,804,124
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
15,195	5.375%, 6/01/38	7/19 at 100.00	B-	15,252,133
25,315	5.500%, 6/01/45	7/19 at 100.00	B-	25,411,197
95,575	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%, 6/01/46	7/19 at 19.13	CCC+	15,933,308
46,950	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.125%, 6/01/46	7/19 at 100.00	B2	47,051,881
	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
835	5.100%, 11/01/27 (4)	7/19 at 100.00	N/R	609,550
2,785	5.200%, 11/01/32 (4)	7/19 at 100.00	N/R	2,033,050
1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	A- (7)	1,336,663
	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (7)	860,685
4,110	7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (7)	4,676,399
10,615	Twin Rivers Unified School District, Sacramento and Placer Counties, California, General Obligation Bonds, Election 2006 Series 2016, 4.000%, 8/01/43 – AGM Insured (UB) (6)	8/26 at 100.00	A1	11,476,407
10,185	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Election of 2014, Series 2017C, 4.000%, 9/01/46 (UB) (6)	9/27 at 100.00	AA+	11,095,539
10,325	University of California, General Revenue Bonds, Limited Project Series 2016K, 4.000%, 5/15/46 (UB) (6)	5/26 at 100.00	AA-	11,111,352

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$11,000	University of California, General Revenue Bonds, Limited Project Series 2018O, 4.000%, 5/15/48 (UB) (6)	5/28 at 100.00	AA-	$12,004,960
1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 2015-2194, 12.212%, 5/15/37 (Pre-refunded 5/15/22), 144A (IF) (6)	5/22 at 100.00	AA- (7)	2,196,587
2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XG0061, 12.345%, 5/15/36 (Pre-refunded 5/15/23), 144A (IF) (6)	5/23 at 100.00	AA (7)	3,828,100
2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 12.590%, 5/15/38, 144A (IF) (6)	5/23 at 100.00	N/R	3,936,581
9,945	Upland Unified School District, San Bernardino County, California, General Obligation Bonds, Election of 2008 Series 2011C, 0.000%, 8/01/50	No Opt. Call	A+	3,658,567
600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A-	679,350
3,610	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,002,912
1,800	West Sacramento, California, Special Tax Bonds, Community Facilities District 14 Newport Estates, Refunding & capital Projects, Series 2014, 4.375%, 9/01/36	9/24 at 100.00	N/R	1,915,740
2,155	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	2,466,635
14,835	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refinancing Project, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (6)	8/27 at 100.00	AA	16,069,717
3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A+	4,268,333
	Westminster School District, Orange County, California, General Obligation Bonds, Election 2008 Refunding Series 2013:
645	5.550%, 8/01/48 – BAM Insured	8/39 at 100.00	AA	467,045
7,700	5.550%, 8/01/48 – BAM Insured (UB) (6)	8/39 at 100.00	AA	5,575,570
	Westminster School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2013A:
652	1.000%, 8/01/52, 144A (WI/DD, Settling 7/09/19)	No Opt. Call	N/R	652,176
4,540	5.700%, 8/01/52 – BAM Insured	8/39 at 100.00	AA	3,258,267
16,840	5.700%, 8/01/52 – BAM Insured (UB) (6)	8/39 at 100.00	AA	12,062,997
25,920	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 6.550%, 8/01/42 (UB) (6)	No Opt. Call	AA-	22,999,853
7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	9/19 at 100.00	N/R	7,276,979
5,358,892	Total California			4,029,358,700
	Colorado – 8.1%
2,475	9th Avenue Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.000%, 12/01/48	12/23 at 103.00	N/R	2,574,347
	Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A:
3,200	5.125%, 12/01/37	12/23 at 103.00	N/R	3,200,832
4,940	5.125%, 12/01/45	12/23 at 103.00	N/R	4,872,915

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$7,825	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	$7,970,232
5,213	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	5,349,604
	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017A:
500	5.000%, 12/01/37	12/22 at 103.00	N/R	516,305
1,575	5.125%, 12/01/47	12/22 at 103.00	N/R	1,616,013
515	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	525,671
	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A:
2,240	5.000%, 12/01/38	12/23 at 103.00	N/R	2,337,104
5,480	5.125%, 12/01/48	12/23 at 103.00	N/R	5,721,778
2,130	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	12/25 at 100.00	N/R	2,140,181
3,000	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A, 5.875%, 12/01/47	12/22 at 103.00	N/R	3,053,460
527	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	538,657
4,405	Banning Lewis Ranch Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 6.125%, 12/01/45	12/20 at 103.00	N/R	4,420,726
1,620	Banning Lewis Ranch Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,631,939
3,260	Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	3,393,367
2,195	Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	2,284,797
2,500	Banning Lewis Ranch Regional Metropolitan District, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	2,610,875
	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
2,645	5.500%, 12/01/36	12/21 at 103.00	N/R	2,779,789
3,485	5.750%, 12/01/46	12/21 at 103.00	N/R	3,656,253
2,375	Belleview Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Refunding & Improvement Series 2017, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,465,179
2,915	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	3,066,201

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$644	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	$664,994
500	Blue Lake Metropolitan District 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	513,990
2,250	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,298,353
829	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.500%, 12/15/48	12/23 at 103.00	N/R	844,792
2,007	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Capital Appreciation Series 2015, 6.000%, 12/01/44, 144A	12/24 at 100.00	N/R	2,066,460
2,965	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	3,086,891
675	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47	12/22 at 103.00	N/R	684,254
1,540	Bristol Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.750%, 12/01/48	12/23 at 103.00	N/R	1,591,482
257	Bristol Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax Series 2019B, 8.000%, 12/15/48	12/23 at 103.00	N/R	264,684
3,500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	3,648,890
7,075	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate (Convertible to Senior) Capital Appreciation (Convertible to Current Interest),, 0.000%, 12/01/48	6/24 at 85.96	N/R	4,228,091
1,241	Bromley Park Metropolitan District No 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018B, 6.375%, 12/15/47	12/23 at 103.00	N/R	1,270,710
	Buffalo Highlands Metropolitan District In the City of Commerce City, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2018A:
1,185	5.250%, 12/01/38	12/23 at 103.00	N/R	1,221,759
2,250	5.375%, 12/01/48	12/23 at 103.00	N/R	2,318,490
1,226	Buffalo Highlands Metropolitan District In the City of Commerce City, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2018B, 7.625%, 12/15/46	12/23 at 103.00	N/R	1,240,344
3,234	Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018B, 7.375%, 12/15/47	12/23 at 103.00	N/R	3,323,000
	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
3,140	6.000%, 12/01/37	12/22 at 103.00	N/R	3,258,033
6,270	6.125%, 12/01/47	12/22 at 103.00	N/R	6,472,207

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$8,425	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	$8,725,857
3,425	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	3,485,520
2,997	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	3,055,741
4,960	Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.500%, 12/01/47	12/23 at 103.00	N/R	5,080,974
	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2017:
3,275	5.000%, 12/01/37	12/20 at 103.00	N/R	3,337,127
9,265	5.000%, 12/01/47	12/20 at 103.00	N/R	9,400,084
3,860	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2015, 6.250%, 12/01/44 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	4,234,652
1,845	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.500%, 12/01/45 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	2,004,777
2,712	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	12/19 at 100.00	N/R	2,716,176
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
6,250	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	6,589,437
18,770	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	19,509,726
4,495	Centerra Metropolitan District No 1, In the City of Loveland, Larimer County, Colorado, Special Revenue Improvement Bonds, Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	4,719,795
4,500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	4,593,825
1,922	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	1,886,251
1,345	Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	1,388,255
2,673	City Center West Residential Metropolitan District, Greeley, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2014A, 6.250%, 12/01/44	12/19 at 100.00	N/R	2,673,615
765	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	787,315
2,820	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	2,916,754
	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A:
5,115	6.250%, 12/01/37	12/22 at 103.00	N/R	5,266,813
4,380	6.500%, 12/01/47	12/22 at 103.00	N/R	4,508,947

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017:
$4,350	5.375%, 10/01/37	10/27 at 100.00	N/R	$4,426,429
8,925	5.500%, 10/01/47	10/27 at 100.00	N/R	9,066,015
6,625	5.625%, 10/01/52	10/27 at 100.00	N/R	6,726,959
2,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010A, 6.250%, 11/01/40	11/20 at 100.00	AA-	2,701,322
4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B+	4,423,268
1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46, 144A	7/25 at 100.00	BB	1,430,339
1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/19 at 100.00	BB+	1,753,535
5,660	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	5,811,122
955	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB-	1,017,553
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016:
2,920	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	3,102,179
3,855	5.000%, 7/01/46, 144A	7/26 at 100.00	BB	4,028,398
4,565	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	4,811,282
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
2,025	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	2,133,824
3,150	5.375%, 7/01/44, 144A	7/24 at 100.00	BB	3,308,035
2,700	5.500%, 7/01/49, 144A	7/24 at 100.00	BB	2,844,315
825	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BB+	887,411
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
2,745	5.000%, 12/15/35	12/25 at 100.00	BBB-	2,953,016
7,500	5.000%, 12/15/45	12/25 at 100.00	BBB-	7,992,900
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016:
2,000	5.000%, 9/01/36, 144A	9/21 at 100.00	N/R	2,034,720
3,780	5.000%, 9/01/46, 144A	9/21 at 100.00	N/R	3,823,772

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,Science Technology Engineering and Math School Project, Refunding Series 2014:
$890	5.000%, 11/01/44	11/24 at 100.00	BB+	$923,642
765	5.125%, 11/01/49	11/24 at 100.00	BB+	796,587
3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	7/19 at 100.00	N/R	3,966,348
47,590	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A, 4.000%, 11/15/48 (UB) (6)	5/28 at 100.00	AA	51,435,272
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	13,624,800
4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (7)	4,924,892
4,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	4,179,486
1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1001, 13.432%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	A1 (7)	2,523,828
3,450	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003, 12.440%, 2/01/41 (Pre-refunded 2/01/21), 144A (IF) (6)	2/21 at 100.00	A1 (7)	4,064,065
3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025, 13.437%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	AA- (7)	5,555,952
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195, 12.754%, 10/01/37 (Pre-refunded 11/13/23), 144A (IF) (6)	11/23 at 100.00	A (7)	4,653,150
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41 (UB) (6)	6/26 at 100.00	A+	5,765,550
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB+	804,678
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2048:
2,000	17.523%, 1/01/35, 144A (IF) (6)	1/24 at 100.00	AA-	3,427,940
4,785	15.006%, 1/01/44, 144A (IF) (6)	1/24 at 100.00	AA-	7,232,767
1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 6.125%, 12/01/45, 144A	12/25 at 100.00	N/R	1,379,339
	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054:
3,500	12.417%, 1/01/30, 144A (IF)	1/20 at 100.00	AA-	3,735,480
1,000	13.422%, 1/01/30, 144A (IF)	1/20 at 100.00	AA-	1,073,020
1,250	13.422%, 1/01/30, 144A (IF)	1/20 at 100.00	AA-	1,341,275
265	12.417%, 1/01/40, 144A (IF)	1/20 at 100.00	AA-	282,087

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (AMT)	1/23 at 100.00	BBB-	$4,651,540
135	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 6/01/18 (4), (8)	No Opt. Call	N/R	—
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017:
655	0.000%, 4/01/22 (AMT) (4), (8)	No Opt. Call	N/R	33,025
2,668	0.000%, 10/01/27 (AMT) (4), (8)	No Opt. Call	N/R	923,024
31,920	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	34,673,419
750	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Junior Lien Series 2018C, 12.500%, 12/15/38	12/23 at 103.00	N/R	761,798
6,285	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	6,370,979
1,500	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38	12/23 at 103.00	N/R	1,530,285
15,070	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Convertible Capital Appreciation Series, 0.000%, 12/01/48	6/24 at 99.88	N/R	10,976,385
1,996	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2019B-2, 8.750%, 12/15/48	6/24 at 103.00	N/R	2,029,014
30,925	Colorado International Center Metropolitan District No 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Refunding and Improvement Convertible Capital Appreciation Bonds, Series, 0.000%, 12/01/47	6/24 at 94.26	N/R	21,527,820
3,130	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	3,274,449
3,825	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	3,903,374
1,156	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	1,176,739
1,354	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	1,311,809
5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	6,884,409
5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	6,190,770
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
8,410	5.400%, 12/01/27	7/19 at 100.00	N/R	5,046,000
10,965	5.450%, 12/01/34	7/19 at 100.00	N/R	6,579,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$4,525	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	$4,746,182
	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A:
840	5.000%, 12/01/37	12/22 at 103.00	N/R	868,820
1,280	5.125%, 12/01/47	12/22 at 103.00	N/R	1,319,053
506	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	518,018
2,000	Copperleaf Metropolitan District No 6, In Arapahoe County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,056,760
	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
1,910	5.125%, 12/01/37	12/22 at 103.00	N/R	2,007,276
4,600	5.250%, 12/01/47	12/22 at 103.00	N/R	4,826,734
3,945	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 5.250%, 12/01/47	12/22 at 103.00	N/R	4,128,206
5,185	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 2.400%, 12/01/40 (4)	12/21 at 100.00	N/R	2,436,950
670	Cottonwood Highlands Metropolitan District No 1, In the town of Parker, Colorado, Limited Tax, Convertible to Unlimited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	687,139
3,440	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018, 5.375%, 11/01/50, 144A	11/29 at 100.00	N/R	3,604,432
	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A:
2,560	5.625%, 12/01/38	12/23 at 103.00	N/R	2,614,272
9,665	5.750%, 12/01/48	12/23 at 103.00	N/R	9,868,931
1,630	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	1,660,334
2,375	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	2,441,215
2,574	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	2,614,129
670	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	679,166
4,725	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	4,796,678
3,420	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Series 2014, 6.875%, 12/01/44 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (7)	3,491,888
790	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016, 7.750%, 12/15/44 (Pre-refunded 12/15/19)	12/19 at 100.00	N/R (7)	834,390

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$7,555	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	$7,754,679
750	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	758,010
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
3,470	4.000%, 12/01/43 (AMT) (UB) (6)	12/28 at 100.00	A	3,786,950
53,210	4.000%, 12/01/48 (AMT) (UB) (6)	12/28 at 100.00	A	57,689,750
15,500	5.000%, 12/01/48 (AMT) (UB) (6)	12/28 at 100.00	A	18,222,885
2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 11.849%, 11/15/43, 144A (IF) (6)	11/23 at 100.00	Aa3	3,705,625
2,465	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%, 8/01/47	12/22 at 103.00	N/R	2,543,707
1,270	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 8.000%, 8/01/47	12/22 at 103.00	N/R	1,289,152
	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A:
2,720	5.500%, 12/01/38	12/23 at 103.00	N/R	2,861,739
8,550	5.625%, 12/01/48	12/23 at 103.00	N/R	9,007,083
1,855	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/48	12/23 at 103.00	N/R	1,899,687
1,800	Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2019B, 6.000%, 12/01/48	6/24 at 103.00	N/R	1,860,336
2,110	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,146,714
870	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Subordinate Convertible to Senior Limited Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46	6/23 at 100.00	N/R	881,519
13,560	Denver, Colorado, Certificates of Participation, Convention Center Expansion Project, Series 2018A, 4.000%, 6/01/48 (UB) (6)	6/26 at 100.00	Aa2	14,498,081
1,695	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018A, 5.125%, 12/01/47	12/23 at 103.00	N/R	1,732,137
704	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Subordinate Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	717,566
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
13,000	0.000%, 9/01/40	No Opt. Call	BBB+	6,300,060
1,500	0.000%, 9/01/41	No Opt. Call	BBB+	697,710
1,010	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	BBB+	863,217

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
$37,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB+	$28,850,722
70	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB+	52,075
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB+	355,480
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	7,455,964
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	325,495
45,720	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	BBB+	19,852,081
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	BBB+	11,580,466
24,145	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	BBB+	11,055,271
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	BBB+	8,456,533
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
32,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	BBB+	26,589,120
24,045	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	19,328,814
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB+	1,988,160
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	BBB+	493,653
4,010	East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2019A, 5.250%, 12/01/48	6/24 at 103.00	N/R	4,079,934
584	East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 8.000%, 12/15/48	6/24 at 103.00	N/R	592,947
550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38	12/22 at 100.00	N/R	583,814
2,305	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	2,375,487
632	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	643,161
1,620	Erie Highlands Metropolitan District No 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,663,643
2,405	Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.250%, 12/01/49	12/23 at 103.00	N/R	2,486,890
398	Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49, 144A	12/23 at 103.00	N/R	410,028
4,584	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	4,659,086
2,445	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	3/20 at 100.00	N/R	2,365,415

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,135	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	$2,156,499
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
2,560	5.250%, 12/01/24	No Opt. Call	N/R	2,672,486
12,995	5.750%, 12/01/30	12/24 at 100.00	N/R	13,570,549
35,930	6.000%, 12/01/38	12/24 at 100.00	N/R	37,372,230
2,350	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	2,418,315
683	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Series 2016B, 7.250%, 12/15/46	12/21 at 103.00	N/R	683,874
715	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	739,846
	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A:
2,340	5.125%, 12/01/38, 144A (WI/DD, Settling 7/02/19)	6/24 at 103.00	N/R	2,342,902
2,740	5.375%, 12/01/49, 144A (WI/DD, Settling 7/02/19)	6/24 at 103.00	N/R	2,743,370
700	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series 2019B, 8.000%, 12/15/49 (WI/DD, Settling 7/02/19)	6/24 at 103.00	N/R	700,630
800	Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019, 5.000%, 12/01/48	12/26 at 100.00	N/R	835,816
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
2,890	5.125%, 12/01/37	12/22 at 103.00	N/R	3,032,217
2,525	5.250%, 12/01/47	12/22 at 103.00	N/R	2,645,139
1,704	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,768,462
1,320	Glen Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,338,005
5,490	Granby Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A	12/23 at 103.00	N/R	5,634,112
2,131	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39 (4)	12/19 at 100.00	N/R	2,073,633
2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39 (4)	12/19 at 100.00	N/R	2,705,162
3,990	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 6.750%, 11/01/40 (4)	12/20 at 100.00	N/R	3,879,676
780	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Limited Tax Series 2016B, 7.250%, 12/15/46	12/21 at 100.00	N/R	777,676
5,930	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	6,039,468

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,260	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46	12/21 at 103.00	N/R	$2,327,868
735	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	747,657
4,995	Green Gables Metropolitan District No 2 , In Jefferson County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	5,180,614
2,565	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47	12/22 at 103.00	N/R	2,635,666
750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	799,838
2,065	Hawthorn Metropolitan District 2, Jefferson County, Colorado, General Obligation Bonds, Series 2014, 6.375%, 12/01/44 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (7)	2,107,725
955	Hawthorn Metropolitan District 2, Jefferson County, Colorado, Limited Tax Subordinate General Obligation Bonds, Series 2015, 7.750%, 12/15/44 (Pre-refunded 12/15/19)	12/19 at 103.00	N/R (7)	1,010,543
4,575	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	4,719,021
820	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017B, 7.250%, 12/15/47	12/22 at 103.00	N/R	829,028
16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	16,612,409
8,323	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	7/19 at 100.00	N/R	8,324,165
3,420	Highlands Metropolitan District No 2, City and County of Broomfield, Colorado, Limited Tax (Convertible to Unlimited Tax) General Obligation Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	3,524,857
1,590	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	1,615,663
336	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	340,788
4,885	Highpointe Vista Metropolitan District 2, Windsor, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	4,982,211
1,095	Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.125%, 12/01/48	12/23 at 103.00	N/R	1,132,460
208	Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	12/23 at 103.00	N/R	214,286
1,025	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44	12/20 at 103.00	N/R	1,050,277
780	Iliff Commons Metropolitan District 3, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2016A, 6.000%, 12/01/46	12/21 at 103.00	N/R	803,150

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$6,550	Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49	6/24 at 103.00	N/R	$6,755,473
6,500	Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Series 2019, 7.250%, 12/01/38	6/24 at 103.00	N/R	6,833,775
2,235	Interpark Metropolitan District, In the City and County of Broomfield, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation and Revenue Bonds, Series 2018, 5.500%, 12/01/48, 144A	12/23 at 103.00	N/R	2,274,336
1,610	Interquest South Business Improvement District, Colorado Springs, El Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,632,846
1,555	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	1,618,320
534	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	553,625
6,295	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	6,358,454
	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017:
4,152	5.625%, 12/01/34	12/20 at 103.00	N/R	4,243,552
4,515	5.750%, 12/01/47	12/20 at 103.00	N/R	4,579,610
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
5,485	5.125%, 12/01/31	12/21 at 103.00	N/R	5,535,243
4,510	5.250%, 12/01/36	12/21 at 103.00	N/R	4,554,198
19,140	5.375%, 12/01/46	12/21 at 103.00	N/R	19,326,041
7,025	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Taxable Series 2016B, 9.000%, 12/01/46	12/21 at 103.00	N/R	7,017,413
3,395	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	7/19 at 100.00	N/R	3,357,927
	Lake of the Rockies Metropolitan District, In the Town of Monument, El Paso County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B:
2,715	5.000%, 8/01/48	12/23 at 103.00	N/R	2,763,680
439	7.500%, 8/01/48	12/23 at 103.00	N/R	445,862
	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
2,200	5.125%, 12/01/37	12/23 at 103.00	N/R	2,284,370
4,000	5.250%, 12/01/47	12/23 at 103.00	N/R	4,148,880
2,295	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/47	12/23 at 103.00	N/R	2,362,748
6,210	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.750%, 12/15/46	12/23 at 100.00	N/R	6,421,202
7,135	Larkridge Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%, 12/01/48	12/23 at 103.00	N/R	7,373,452

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,245	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	$1,255,134
1,618	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Lien Series 2017, 7.750%, 12/15/47	12/20 at 100.00	N/R	1,629,892
3,265	Leyden Ranch Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	3,423,810
	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
500	4.375%, 12/01/33	12/21 at 103.00	N/R	523,405
1,770	5.000%, 12/01/45	12/21 at 103.00	N/R	1,842,322
695	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	711,611
5,175	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Refunding and Improvement Series 2017A, 5.000%, 12/01/46	12/21 at 103.00	N/R	5,386,140
2,308	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Subordinate Improvement Series 2017B, 8.125%, 12/15/46	12/21 at 103.00	N/R	2,366,946
2,230	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	2,302,720
1,280	Littleton Village Metropolitan District No 2, In the City of Littleton, Colorado, Subordinate Limited Tax General Obligation and Special Revenue Refunding Bonds, Series 2018B, 7.625%, 12/15/28	12/23 at 103.00	N/R	1,312,640
1,295	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,309,439
197	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	199,086
2,820	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,947,831
674	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	684,521
1,460	Mead Western Meadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47	12/28 at 100.00	N/R	1,503,026
1,416	Midcities Metropolitan District No 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	1,434,125
1,805	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	1,838,808
	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016:
1,500	5.000%, 12/01/35	12/25 at 100.00	N/R	1,566,810
5,300	5.000%, 12/01/46	12/25 at 100.00	N/R	5,466,844
2,315	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	2,348,568

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,655	Mountain's Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46, 144A	12/21 at 103.00	N/R	$2,573,996
561	Mountain's Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2016B, 7.375%, 12/15/46, 144A	12/21 at 103.00	N/R	547,132
	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (4)	7/19 at 100.00	N/R	5,770,000
10,910	6.125%, 12/01/35 (4)	7/19 at 100.00	N/R	10,910,000
1,760	North Holly Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%, 12/01/48	12/23 at 103.00	N/R	1,794,214
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-1:
4,410	5.375%, 12/01/34	12/23 at 103.00	N/R	4,647,964
2,845	5.750%, 12/01/48	12/23 at 103.00	N/R	2,975,699
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-2:
5,460	5.500%, 12/01/34	12/23 at 103.00	N/R	5,796,172
8,500	5.850%, 12/01/48	12/23 at 103.00	N/R	8,969,540
2,000	North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.750%, 12/01/46	12/21 at 103.00	N/R	2,026,000
9,015	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.375%, 12/01/46	12/21 at 103.00	N/R	9,206,208
1,203	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 8.250%, 12/15/46	12/21 at 103.00	N/R	1,226,326
	North Range Metropolitan District No 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A:
1,550	5.625%, 12/01/37	12/22 at 103.00	N/R	1,615,472
2,975	5.750%, 12/01/47	12/22 at 103.00	N/R	3,100,961
2,836	North Range Metropolitan District No 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	2,921,137
3,515	Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.250%, 12/01/48	6/24 at 103.00	N/R	3,610,995
611	Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	6/24 at 103.00	N/R	626,342
915	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	919,621
940	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	943,807
3,500	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,583,125

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,745	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	$1,782,518
800	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	815,648
	Palisade Park North Metropolitan District No 1, City and County of Broomfield, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Series 2016A:
2,075	5.875%, 12/01/46	12/21 at 103.00	N/R	2,051,200
530	8.000%, 12/15/46	12/21 at 103.00	N/R	525,315
1,385	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	1,388,504
1,042	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	6/24 at 103.00	N/R	1,044,167
1,559	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	1,543,145
3,786	Parker Automotive Metropolitan District, In the Town of Parker, Colorado, Subordinate Limited Tax General Obligation Refunding Bonds, Series 2018B, 8.000%, 12/15/32	12/23 at 103.00	N/R	3,862,136
4,180	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44	12/21 at 103.00	N/R	4,421,688
	Pinon Pines Metropolitan District No 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016:
3,000	5.250%, 12/01/36	12/21 at 103.00	N/R	2,906,700
4,330	5.375%, 12/01/46	12/21 at 103.00	N/R	4,164,767
1,450	Pomponio Terrace Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,467,893
3,110	Powers Metropolitan District In the City of Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.375%, 12/01/48	12/23 at 103.00	N/R	3,290,224
3,015	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.625%, 12/01/48	12/23 at 103.00	N/R	3,112,505
1,410	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	12/23 at 103.00	N/R	1,451,003
	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A:
12,990	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	13,547,531
2,170	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	2,207,758
3,000	Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/22 at 103.00	N/R	3,090,330
3,100	Prairiestar Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax series 2016, 5.750%, 12/01/46	12/21 at 103.00	N/R	3,260,115
15,865	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	12/20 at 103.00	N/R	16,618,112

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$16,450	Raindance Metropolitan District No 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	$16,858,289
2,840	Raindance Metropolitan District No 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	2,901,259
	Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018:
4,915	5.375%, 12/01/37	12/23 at 103.00	N/R	5,067,709
10,340	5.500%, 12/01/47	12/23 at 103.00	N/R	10,675,947
	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
475	4.750%, 12/01/35	12/24 at 100.00	N/R	486,823
3,195	5.000%, 12/01/44	12/24 at 100.00	N/R	3,280,147
3,220	Regency Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 12/01/46	6/24 at 103.00	N/R	3,295,445
10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB) (6)	6/23 at 100.00	Aa3	11,117,900
	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust 2015-XF1031:
2,660	11.987%, 6/01/39, 144A (IF) (6)	6/23 at 100.00	Aa1	3,862,160
2,745	11.982%, 6/01/44, 144A (IF) (6)	6/23 at 100.00	Aa1	3,928,177
3,190	11.983%, 6/01/44, 144A (IF) (6)	6/23 at 100.00	Aa1	4,565,081
3,750	11.987%, 6/01/44, 144A (IF) (6)	6/23 at 100.00	Aa1	5,367,112
6,500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	6,765,590
5,835	Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48	12/23 at 103.00	N/R	6,011,334
5,710	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	5,873,534
1,325	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45	12/26 at 100.00	N/R	1,373,283
3,300	Rex Ranch Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	3,373,656
1,400	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,403,164
510	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	513,386
1,695	Ritoro Metropolitan District In the Town of Elizabeth, Elbert County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,700,424
1,103	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	7/19 at 100.00	N/R	1,103,750
2,345	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	2,404,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$509	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	$525,329
	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A:
550	5.125%, 12/01/37	12/23 at 103.00	N/R	576,037
1,000	5.125%, 12/01/43	12/23 at 103.00	N/R	1,041,550
635	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Refunding and Improvement Bonds Series 2018B, 7.250%, 12/15/35	12/23 at 103.00	N/R	647,973
1,225	Sheridan Station West Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017, 6.000%, 12/01/47	12/22 at 103.00	N/R	1,244,441
1,710	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,775,476
1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Subordinate Series 2016B, 7.625%, 12/15/46	12/21 at 103.00	N/R	1,514,355
1,900	Silver Peaks Metropolitan District No 2, In the Town of Lochbuie, Weld County, Colorado, Limited Tax General Obligation Subordinate Bonds, Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	1,950,920
2,895	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,006,863
4,033	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	7/19 at 100.00	N/R	3,919,350
1,820	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018, 6.250%, 12/01/57	12/23 at 103.00	N/R	1,888,341
7,000	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	7,154,840
1,950	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 8.000%, 12/15/47	12/23 at 103.00	N/R	1,990,326
1,000	South Timnath Metropolitan District No 1, In the Town of Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.500%, 12/01/48	6/24 at 103.00	N/R	1,025,080
2,208	South Timnath Metropolitan District No 1, In the Town of Timnath, Larimer County, Colorado, Subordinate Limited Tax General Obligation Bonds, Series 2019B, 8.000%, 12/15/48	6/24 at 103.00	N/R	2,257,327
	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
810	5.000%, 12/01/36	12/21 at 103.00	N/R	839,476
1,220	5.000%, 12/01/46	12/21 at 103.00	N/R	1,249,561
2,060	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010, 7.375%, 12/01/35 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (7)	2,231,062
7,205	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligaiton Bonds, Convertible Capital Appreciation Series 2015, 6.500%, 12/01/42	12/20 at 103.00	N/R	7,223,589

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$5,202	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligaiton Bonds, Subordinate Limited Tax Series 2017, 7.750%, 12/15/42	12/20 at 103.00	N/R	$5,185,250
6,175	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	6,280,098
1,105	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,121,862
	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A:
1,500	5.000%, 12/01/37	12/22 at 103.00	N/R	1,558,260
9,100	5.125%, 12/01/47	12/22 at 103.00	N/R	9,387,924
1,084	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	1,107,479
10,597	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	10,952,105
2,625	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015B, 7.750%, 12/15/38	12/19 at 103.00	N/R	2,668,627
	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A:
2,695	5.500%, 12/01/35	12/20 at 103.00	N/R	2,815,682
4,500	5.750%, 12/01/45	12/20 at 103.00	N/R	4,695,795
	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A:
1,715	5.000%, 12/01/30	12/22 at 102.00	N/R	1,788,351
9,000	5.000%, 12/01/38	12/22 at 102.00	N/R	9,266,040
1,045	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,087,918
4,500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2017B, 7.500%, 12/15/47	12/22 at 102.00	N/R	4,653,855
6,680	Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2015A, 8.000%, 12/01/45 (5)	12/22 at 102.00	N/R	6,035,580
4,955	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	12/19 at 102.00	N/R	5,052,812
2,275	Stone Creek Metropolitan District, In Douglas County Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	2,330,920
595	Stone Creek Metropolitan District, In Douglas County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	611,648
7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 0.000%, 12/01/31 (4)	7/19 at 100.00	N/R	1,200,000
2,385	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,462,107
2,730	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	2,872,369

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$6,275	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47	12/22 at 103.00	N/R	$6,373,643
1,360	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/47	12/22 at 103.00	N/R	1,378,469
1,935	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	2,052,745
2,211	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016A, 6.750%, 11/01/38	12/21 at 103.00	N/R	2,246,973
	Thompson Crossing Metropolitan District No 6 in the Town of Johnstown, Larimer County, Colorado, General Obligation Limited Tax Bonds Series 2015A:
998	6.000%, 12/01/44	12/20 at 103.00	N/R	1,022,361
784	7.750%, 12/15/44	12/20 at 103.00	N/R	804,745
6,425	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	6,568,663
	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,500	5.250%, 12/01/37	12/23 at 103.00	N/R	1,535,985
2,850	5.375%, 12/01/47	12/23 at 103.00	N/R	2,918,941
953	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/47	12/23 at 103.00	N/R	973,976
3,000	Triview Metropolitan District 4, El Paso County, Colorado, General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A	12/23 at 103.00	N/R	3,156,780
1,605	Two Bridges Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48	12/23 at 103.00	N/R	1,639,026
9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 0.775%, 12/01/37 (4)	7/19 at 100.00	N/R	1,814,500
970	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	985,821
	Velocity Metropolitan District No 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
1,870	5.375%, 12/01/39	12/23 at 103.00	N/R	1,939,882
28,375	5.500%, 12/01/48	12/23 at 103.00	N/R	29,475,099
1,400	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48, 144A	12/23 at 103.00	N/R	1,430,968
764	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/40, 144A	12/23 at 103.00	N/R	779,249
1,710	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46	12/22 at 103.00	N/R	1,731,443
245	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/46	12/22 at 103.00	N/R	247,629

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,750	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	$1,789,445
690	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%, 12/15/48	12/23 at 103.00	N/R	702,599
245	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	265,617
1,700	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 6.500%, 12/01/46	12/21 at 103.00	N/R	1,762,492
2,211	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.750%, 12/01/46	12/21 at 103.00	N/R	2,248,874
1,300	Westcreek Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.375%, 12/01/48	6/24 at 103.00	N/R	1,323,400
1,500	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,532,940
849	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	862,830
1,965	Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49	6/27 at 100.00	N/R	1,968,714
313	Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	6/24 at 103.00	N/R	313,470
	Whispering Pines Metropolitan District No1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017A:
1,000	5.000%, 12/01/37	12/22 at 103.00	N/R	1,032,610
2,635	5.000%, 12/01/47	12/22 at 103.00	N/R	2,701,692
1,995	Whispering Pines Metropolitan District No1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	2,034,701
6,500	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	6,701,955
1,707	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48	12/23 at 103.00	N/R	1,759,354
3,265	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2017A, 6.500%, 12/01/47	12/27 at 103.00	N/R	3,614,681
1,635	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/27 at 103.00	N/R	1,670,790
2,200	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	2,285,492
292	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Subordinate General Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A	12/23 at 103.00	N/R	302,176

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,245	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017A, 6.250%, 12/01/47	12/21 at 103.00	N/R	$1,278,179
473	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 8.250%, 12/15/47	12/21 at 103.00	N/R	485,009
1,713,465	Total Colorado			1,643,815,394
	Connecticut – 0.4%
7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	7/19 at 100.00	Caa1	6,947,916
5,335	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45 (UB) (6)	6/26 at 100.00	AA-	6,159,631
	Connecticut State, General Obligation Bonds, Series 2019A:
1,825	4.000%, 4/15/37 (UB) (6)	4/29 at 100.00	A	2,025,057
1,000	5.000%, 4/15/39 (UB) (6)	4/29 at 100.00	A	1,198,560
	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094:
3,025	17.303%, 10/01/37 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	A1 (7)	3,615,722
2,500	17.321%, 10/01/37 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	A1 (7)	2,988,900
1,750	17.321%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	A1 (7)	2,080,032
625	17.321%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	A1 (7)	742,837
1,250	17.321%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	A1 (7)	1,485,675
3,500	Great Pond Improvement District, Connecticut, Special Obligation Revenue Bonds, Great Pond Phase 1 Project Series 2019, 4.750%, 10/01/48, 144A (WI/DD, Settling 7/09/19)	10/26 at 102.00	N/R	3,565,240
	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
428	7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (7)	445,775
38,220	7.875%, 4/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (7)	40,069,466
170,172	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 0.190%, 7/01/31 (cash 4.000%, PIK 2.050%) (4)	No Opt. Call	N/R	5,828,388
4,464	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45, 144A	2/23 at 100.00	B	4,778,881
5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	5,481,450
246,144	Total Connecticut			87,413,530
	Delaware – 0.2%
17,960	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	18,589,498
1,100	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/51	6/26 at 100.00	BB+	1,169,234
	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A:
4,890	6.750%, 9/01/35, 144A	3/25 at 100.00	N/R	5,282,129
7,500	7.000%, 9/01/45, 144A	3/25 at 100.00	N/R	8,078,175

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Delaware (continued)
	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A:
$1,100	5.000%, 7/01/40	1/28 at 100.00	BBB-	$1,234,233
1,450	5.000%, 7/01/48	1/28 at 100.00	BBB-	1,613,154
6,132	Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special Development District, Series 2018, 5.250%, 7/01/48, 144A	7/28 at 100.00	N/R	6,540,391
1,355	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48	7/21 at 100.00	N/R	1,432,682
41,487	Total Delaware			43,939,496
	District of Columbia – 0.9%
2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB+	2,709,189
314,990	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	7/19 at 19.13	N/R	52,578,131
	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015:
5,000	5.000%, 7/15/40 (UB) (6)	1/26 at 100.00	A1	5,681,700
10,000	5.000%, 7/15/44 (UB) (6)	1/26 at 100.00	A1	11,324,100
2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc, Series 2011, 6.625%, 3/01/41 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	2,226,936
	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	B-	2,635,998
2,740	7.500%, 11/15/31	11/20 at 100.00	B-	2,790,087
1,000	7.875%, 11/15/40	11/20 at 100.00	B-	1,020,370
	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A:
90	6.500%, 10/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	98,041
6,410	6.500%, 10/01/41	4/21 at 100.00	Ba2	6,708,257
35	6.500%, 10/01/41 (Pre-refunded 4/01/21) (UB) (6)	4/21 at 100.00	N/R (7)	38,127
2,465	6.500%, 10/01/41 (UB) (6)	4/21 at 100.00	Ba2	2,579,696
1,250	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094, 17.321%, 10/01/41 (Pre-refunded 4/01/21) (Mandatory Put 7/05/19), 144A (IF) (6)	4/21 at 100.00	A1 (7)	1,485,675
	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
580	5.000%, 7/01/32	7/24 at 103.00	N/R	630,274
800	5.000%, 7/01/37	7/24 at 103.00	N/R	859,392
3,100	5.000%, 7/01/52	7/24 at 103.00	N/R	3,275,615
28,900	District of Columbia, Revenue Bonds, The Freedom Forum, Series 2002A, 6.090%, 8/01/37 – NPFG Insured	7/19 at 100.00	Baa2	28,900,000
83,520	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37	No Opt. Call	BBB+	42,969,370

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$5,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/48 (AMT) (UB) (6)	10/28 at 100.00	AA-	$5,915,100
473,150	Total District of Columbia			174,426,058
	Florida – 12.9%
1,500	AH at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/39 at 100.00	N/R	1,738,065
	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	2,836,375
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,828,200
	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	10,475,911
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	12,739,751
7,500	8.125%, 11/15/46	11/21 at 100.00	N/R	7,515,525
	Alta Lakes Community Development District, Florida, Special Assessment Bonds, Series 2019:
1,035	4.400%, 5/01/39	5/29 at 100.00	N/R	1,036,584
1,200	4.625%, 5/01/49	5/29 at 100.00	N/R	1,205,580
2,225	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	7/19 at 100.00	N/R	2,247,228
2,800	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	7/19 at 100.00	N/R	2,800,588
1,765	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A, 5.375%, 11/01/48	11/28 at 100.00	N/R	1,828,399
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
2,530	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	2,624,850
4,220	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	4,377,195
1,600	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 5.000%, 5/01/36	5/28 at 100.00	N/R	1,684,176
	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
415	5.000%, 11/01/34, 144A	11/27 at 100.00	N/R	430,135
1,000	5.125%, 11/01/48, 144A	11/27 at 100.00	N/R	1,038,030
575	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017B, 5.250%, 11/01/29, 144A	No Opt. Call	N/R	591,934
750	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48	5/31 at 100.00	N/R	810,983
2,010	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48	5/31 at 100.00	N/R	2,151,645

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$310	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-2, 6.000%, 5/01/29	No Opt. Call	N/R	$322,202
3,290	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%, 5/01/47	5/26 at 100.00	N/R	3,360,570
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018:
1,205	5.300%, 5/01/39	5/29 at 100.00	N/R	1,246,826
2,070	5.375%, 5/01/49	5/29 at 100.00	N/R	2,143,837
17,295	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	7/19 at 100.00	N/R	17,345,501
22,670	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	23,312,014
3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,771,432
1,010	Aviary at Rutland Ranch Community Development District, Manatee County, Florida, Special Assessment Bonds, Area One Project, Series 2019, 4.625%, 6/01/49, 144A	6/29 at 100.00	N/R	1,027,655
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
570	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	599,081
935	5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	974,018
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
3,340	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	3,482,451
5,470	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	5,699,138
1,460	5.125%, 11/01/51, 144A	11/29 at 100.00	N/R	1,518,721
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
480	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	500,472
820	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	854,350
2,600	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	2,738,398
1,675	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2018, 5.000%, 11/01/48, 144A	11/28 at 100.00	N/R	1,749,671
2,000	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,103,620
4,525	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 11/01/48	11/28 at 100.00	N/R	4,776,771
990	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	N/R	1,035,441
3,500	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,594,500
2,975	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,018,375

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$4,285	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 5.875%, 5/01/37	5/22 at 100.00	N/R	$4,400,695
3,160	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 5.800%, 5/01/37	5/22 at 100.00	N/R	3,221,051
2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	2,733,607
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB	2,631,576
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB	1,091,201
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB	4,266,715
	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
80	5.000%, 11/01/36	11/25 at 100.00	N/R	82,801
8,380	5.000%, 11/01/46	11/25 at 100.00	N/R	8,603,411
125	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	7/19 at 100.00	N/R	125,136
1,780	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1, 5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	1,867,113
4,100	Beaumont Communit Development District 2, City of Wildwood, Florida, Special Assessment Bonds, Series 2019, 6.375%, 11/01/49, 144A	11/29 at 100.00	N/R	4,292,249
2,060	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1, 5.625%, 11/01/49, 144A	11/29 at 100.00	N/R	2,160,198
3,380	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A	No Opt. Call	N/R	3,571,680
2,830	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	7/19 at 100.00	N/R	2,830,538
2,990	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	BBB	3,716,420
1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/33 at 100.00	N/R	1,178,050
	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A:
740	5.375%, 11/01/36	11/27 at 100.00	N/R	781,640
1,070	5.500%, 11/01/46	11/27 at 100.00	N/R	1,130,605
1,195	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016B, 5.625%, 11/01/35	No Opt. Call	N/R	1,267,704
3,200	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47	5/26 at 100.00	N/R	3,281,056
	Blue Lake Community Development District, Lee County, Colorado, Special Assessment Bonds, 2019 Project Series 2019:
1,395	4.250%, 6/15/39	6/29 at 100.00	N/R	1,407,388
1,500	4.500%, 6/15/49	6/29 at 100.00	N/R	1,519,200

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$31,145	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	$31,740,181
1,000	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%, 5/01/34	5/27 at 100.00	N/R	1,038,050
	Boyette Park Community Development District, Florida, Special Assessment Bonds, Series 2018:
1,795	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	1,847,450
2,990	5.125%, 5/01/48, 144A	5/28 at 100.00	N/R	3,081,853
2,340	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	7/19 at 100.00	N/R	2,316,647
	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
1,440	6.500%, 11/01/29	11/19 at 100.00	BB+	1,455,134
11,045	6.750%, 11/01/39	11/19 at 100.00	BB+	11,158,763
	Bullfrog Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017:
1,325	5.125%, 11/01/38	11/27 at 100.00	N/R	1,376,317
1,910	5.250%, 11/01/47	11/27 at 100.00	N/R	1,984,261
4,000	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	4,347,560
510	Capital Projects Finance Authority, Student Housing Revenue Bonds, Florida, Capital Projects Loan Program, Series 2001F-1, 5.125%, 10/01/21 – NPFG Insured	7/19 at 100.00	Baa2	510,689
1,000	Capital Trust Agency, Educational Facilities Revenue Bonds, Florida, Pineapple Cove Classical Academy, Series 2019A, 5.375%, 7/01/54, 144A	1/29 at 100.00	N/R	1,036,480
	Capital Trust Agency, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc Projects, Series 2018A:
1,000	5.375%, 6/15/38, 144A	6/28 at 100.00	N/R	1,052,570
1,970	5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	2,044,348
10,455	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49, 144A	1/29 at 100.00	N/R	10,834,726
1,890	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 8.250%, 1/01/44 (4)	1/21 at 103.00	N/R	1,209,600
720	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (4)	7/19 at 100.00	N/R	720,000
2,290	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54	1/23 at 105.00	B+	2,243,398
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
730	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	754,681
4,030	6.200%, 8/15/48, 144A	8/28 at 100.00	N/R	4,165,650
3,955	6.375%, 8/15/53, 144A	8/28 at 100.00	N/R	4,087,097
5,000	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	5,148,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
$3,490	5.375%, 7/01/37, 144A	7/27 at 100.00	BB	$3,744,072
4,820	5.500%, 7/01/47, 144A	7/27 at 100.00	BB	5,130,745
5,750	Capital Trust Agency, Florida, Revenue Bonds, Palm Coast Senior Living Community Project, Series 2017A, 7.000%, 10/01/49, 144A	4/24 at 103.00	N/R	5,622,005
45,240	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	48,740,671
10,500	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 5.250%, 6/15/47, 144A	6/27 at 100.00	N/R	10,837,050
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
1,000	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	1,037,400
5,425	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	5,588,509
	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A:
1,090	5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	1,140,325
895	5.000%, 10/15/52, 144A	10/27 at 100.00	Ba2	930,003
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,860	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	1,934,642
2,735	5.625%, 8/01/37, 144A	8/24 at 103.00	N/R	2,845,521
11,380	5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	11,850,563
	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015:
785	5.625%, 11/01/36	11/26 at 100.00	N/R	833,105
1,885	5.750%, 11/01/47	11/26 at 100.00	N/R	2,010,805
	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
625	5.125%, 5/01/38	5/28 at 100.00	N/R	646,406
1,235	5.250%, 5/01/49	5/28 at 100.00	N/R	1,277,076
3,020	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	7/19 at 100.00	N/R	3,021,208
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
4,005	5.000%, 5/01/34	5/24 at 100.00	N/R	4,197,040
9,745	5.125%, 5/01/45	5/24 at 100.00	N/R	10,147,858
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,675	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,803,539
4,000	5.000%, 5/01/48, 144A	5/27 at 100.00	N/R	4,170,760
1,200	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016, 4.750%, 12/15/46	12/26 at 100.00	N/R	1,260,648

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$4,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%, 10/01/36, 144A (AMT)	10/25 at 100.00	N/R	$4,197,680
6,220	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A	10/27 at 100.00	N/R	6,558,368
	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019:
500	4.750%, 6/15/39, 144A	6/29 at 100.00	N/R	522,585
1,000	5.000%, 6/15/49, 144A	6/29 at 100.00	N/R	1,044,630
2,650	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/32	5/27 at 100.00	N/R	2,772,668
3,065	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	7/19 at 100.00	N/R	3,066,747
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB-	533,615
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB-	2,281,251
	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	7.750%, 5/15/35, 144A	5/24 at 100.00	N/R	7,955,120
5,000	8.000%, 5/15/37, 144A	5/24 at 100.00	N/R	4,972,800
1,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2015A, 6.500%, 5/15/49, 144A	5/25 at 100.00	N/R	956,040
	Collier County Industrial Development Authority, Florida, Facilities Revenue Bonds, Gulf Coast Charter Academy, Series 2017A:
1,110	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,152,413
2,205	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	2,258,140
	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2:
945	4.625%, 5/01/35	5/26 at 100.00	N/R	963,900
500	4.750%, 5/01/46	5/26 at 100.00	N/R	511,590
	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019:
500	4.750%, 11/01/38, 144A	11/31 at 100.00	N/R	528,205
1,000	5.000%, 11/01/49, 144A	11/31 at 100.00	N/R	1,055,600
2,625	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	7/19 at 100.00	N/R	2,626,050
1,365	Copperstone Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.200%, 5/01/38	7/19 at 100.00	N/R	1,365,956
1,735	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	7/19 at 100.00	N/R	1,734,896

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
$3,125	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	$3,264,125
6,380	5.125%, 11/01/50, 144A	11/32 at 100.00	N/R	6,672,268
	Creek Preserve Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
2,500	4.700%, 11/01/39, 144A	11/29 at 100.00	N/R	2,532,550
4,010	4.750%, 11/01/49, 144A	11/29 at 100.00	N/R	4,029,288
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
790	5.250%, 11/01/37	11/28 at 100.00	N/R	832,226
2,020	5.600%, 11/01/46	11/28 at 100.00	N/R	2,151,664
465	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	505,297
2,340	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018, 5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	2,452,460
2,950	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	2,979,588
2,345	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	2,466,377
2,635	Cypress Bluff Community Development District, Florida, Special Assessment Bonds, Series 2019, 5.100%, 5/01/48	5/29 at 100.00	N/R	2,761,454
510	Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/45	5/32 at 100.00	N/R	531,935
	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
1,000	5.400%, 5/01/39, 144A	5/29 at 100.00	N/R	1,051,320
3,205	5.550%, 5/01/49, 144A	5/29 at 100.00	N/R	3,368,295
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A:
4,000	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	4,129,040
8,090	5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	8,358,912
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area Two, Series 2018:
1,895	4.750%, 12/15/38, 144A	12/32 at 100.00	N/R	1,985,941
5,310	5.000%, 12/15/48, 144A	12/32 at 100.00	N/R	5,561,057
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
935	5.300%, 5/01/36	5/26 at 100.00	N/R	974,597
1,430	5.500%, 5/01/45	5/26 at 100.00	N/R	1,501,729
1,955	5.500%, 5/01/46	5/26 at 100.00	N/R	2,053,063
8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	8,985,791

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$440	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	$458,933
3,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	3,324,643
	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
500	4.750%, 11/01/39	11/29 at 100.00	N/R	523,255
1,000	5.000%, 11/01/49	11/29 at 100.00	N/R	1,050,170
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
1,650	5.125%, 5/01/39	5/29 at 100.00	N/R	1,726,428
2,780	5.250%, 5/01/49	5/29 at 100.00	N/R	2,907,991
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
2,290	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	2,422,270
4,405	5.750%, 11/01/49, 144A	11/29 at 100.00	N/R	4,679,696
4,000	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	4,155,880
4,000	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48	11/27 at 100.00	N/R	4,145,000
2,620	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	2,672,164
	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A:
3,725	5.500%, 11/01/29, 144A	No Opt. Call	N/R	3,870,871
1,000	5.500%, 5/01/39, 144A	5/29 at 100.00	N/R	1,056,110
2,000	5.625%, 5/01/49, 144A	5/29 at 100.00	N/R	2,081,200
4,300	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	5,172,427
	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019:
1,245	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	1,272,141
2,410	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	2,462,201
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,374,550
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	14,553,618
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
765	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	809,439
1,510	6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	1,597,580

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$830	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	$844,749
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,422,831
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	10,399,465
3,935	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A	7/27 at 100.00	N/R	4,085,238
155	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017B, 7.250%, 7/01/20, 144A	No Opt. Call	N/R	155,357
165	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Taxable Series 2014B, 7.000%, 7/01/20	No Opt. Call	N/R	165,205
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
9,160	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	9,334,590
14,575	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	14,830,791
255	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Taxable Series 2017D, 7.250%, 7/01/20, 144A	No Opt. Call	N/R	255,956
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A:
6,405	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	6,465,847
8,210	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	9,042,904
7,735	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	7,835,555
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	1,256,613
5,275	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	5,215,709
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
355	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	389,123
8,500	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	9,232,530
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	B+	1,547,460
10,840	6.000%, 9/15/40	9/20 at 100.00	B+	11,140,268

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A:
$5,000	7.000%, 6/15/26	6/21 at 100.00	B+	$5,387,350
5,275	7.500%, 6/15/33	6/21 at 100.00	B+	5,686,397
17,150	7.625%, 6/15/41	6/21 at 100.00	B+	18,416,527
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
3,500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	3,617,670
15,070	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	15,450,668
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	21,136,099
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,595,200
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A:
2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	2,279,180
6,115	6.125%, 6/15/44	6/24 at 100.00	N/R	6,554,424
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A:
2,150	6.000%, 6/15/37, 144A	6/27 at 100.00	N/R	2,255,092
6,290	6.125%, 6/15/47, 144A	6/27 at 100.00	N/R	6,556,696
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
1,000	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	1/20 at 104.00	N/R	981,260
108,545	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/20 at 105.00	N/R	105,832,460
379,225	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/20 at 105.00	N/R	368,838,027
11,500	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019, 7.000%, 12/01/48, 144A	12/23 at 105.00	N/R	11,672,960
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
3,850	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	4,148,413
4,200	5.000%, 6/01/48, 144A	6/28 at 100.00	N/R	4,561,368
4,075	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,229,239
	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015:
1,250	5.125%, 11/01/36	11/26 at 100.00	N/R	1,302,488
1,500	5.375%, 11/01/46	11/26 at 100.00	N/R	1,565,355
	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016:
1,740	4.875%, 11/01/37	11/26 at 100.00	N/R	1,789,433
2,465	5.000%, 11/01/46	11/26 at 100.00	N/R	2,530,076

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 6 Project, Series 2017:
$565	5.000%, 11/01/38	11/28 at 100.00	N/R	$601,810
840	5.000%, 11/01/47	11/28 at 100.00	N/R	891,383
4,250	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,705,600
	Forest Brooke Community Development District, Florida, Special Assessment Bonds, Series 2017:
1,000	5.000%, 12/15/37	12/27 at 100.00	N/R	1,036,230
2,000	5.125%, 12/15/46	12/27 at 100.00	N/R	2,077,060
1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,737,433
220	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	234,777
3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	3,055,560
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	1,024,010
2,095	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	2,149,679
4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	4,778,010
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,080,600
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A:
2,000	4.750%, 11/01/39	11/29 at 100.00	N/R	2,037,520
4,000	5.000%, 11/01/50	11/29 at 100.00	N/R	4,074,080
8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	9,349,027
1,595	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,626,246
	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A:
1,535	5.000%, 11/01/28	No Opt. Call	N/R	1,586,300
10,100	5.875%, 11/01/47	11/32 at 100.00	N/R	11,093,436
6,540	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017B, 6.000%, 11/01/29	No Opt. Call	N/R	6,780,476

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017:
$890	4.625%, 11/01/37	11/27 at 100.00	N/R	$909,402
1,120	5.000%, 11/01/47	11/27 at 100.00	N/R	1,157,688
	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
1,255	4.500%, 5/01/36	5/26 at 100.00	N/R	1,279,811
2,400	4.625%, 5/01/46	5/26 at 100.00	N/R	2,450,112
4,950	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,148,495
	Harmony West Community Development District, Osceloa County, Florida, Special Asssessment Revenue Bonds, Assessment Area One, Series 2018:
1,000	5.100%, 5/01/38, 144A	5/32 at 100.00	N/R	1,042,850
2,000	5.250%, 5/01/49, 144A	5/32 at 100.00	N/R	2,088,020
	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
2,620	5.000%, 1/01/38	1/27 at 100.00	N/R	2,737,114
6,550	5.000%, 1/01/50	1/27 at 100.00	N/R	6,777,547
3,900	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50	1/29 at 100.00	N/R	4,102,371
760	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 5.000%, 11/01/34	11/24 at 100.00	N/R	778,567
445	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%, 5/01/38	5/27 at 100.00	N/R	469,190
	Heritage Harbour North Community Development District, Florida, Special Assessment Bond, Series 2014:
1,200	5.000%, 5/01/34	5/29 at 101.00	N/R	1,307,232
2,170	5.125%, 5/01/45	5/29 at 101.00	N/R	2,386,978
760	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-2, 5.000%, 5/01/36, 144A	5/27 at 100.00	N/R	806,390
2,410	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Four, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	2,476,179
1,710	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	1,756,957
	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1:
810	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	839,363
1,185	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	1,220,432
2,350	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	2,461,507
530	Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36	7/19 at 100.00	N/R	530,027

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,515	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017, 5.000%, 11/01/48	11/27 at 100.00	N/R	$1,552,769
	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2017:
395	5.375%, 11/01/37	11/27 at 100.00	N/R	419,048
795	5.500%, 11/01/47	11/27 at 100.00	N/R	840,617
325	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2017, 5.500%, 11/01/47	11/27 at 100.00	N/R	344,338
	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019:
1,960	4.875%, 11/01/39, 144A	11/29 at 100.00	N/R	2,004,610
2,630	5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	2,689,491
	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
1,080	5.250%, 6/15/39, 144A	12/29 at 100.00	N/R	1,127,682
1,825	5.375%, 6/15/49, 144A	12/29 at 100.00	N/R	1,902,781
2,395	Hillcrest Community Development District, Hollywood, Florida, Special Assessment District Revenue Bonds, Capital Improvement Program, Series 2018, 5.000%, 11/01/48	11/27 at 100.00	N/R	2,482,513
3,350	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	7/19 at 100.00	BB	3,352,043
	Hunter's Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019:
470	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	493,580
700	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	733,425
	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015:
1,955	5.000%, 11/01/35	11/25 at 100.00	N/R	2,036,621
2,990	5.125%, 11/01/45	11/25 at 100.00	N/R	3,093,424
	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017:
995	4.625%, 11/01/37	11/27 at 100.00	N/R	1,015,985
995	5.000%, 11/01/47	11/27 at 100.00	N/R	1,034,094
2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 12.114%, 10/01/41, 144A (IF)	10/21 at 100.00	AA-	3,290,818
	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
490	5.125%, 11/01/34	11/24 at 100.00	N/R	502,520
895	5.375%, 11/01/44	11/24 at 100.00	N/R	926,790
	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	625,586
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,066,586

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$3,780	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	7/19 at 100.00	N/R	$3,784,007
	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016:
1,025	4.625%, 5/01/36	5/26 at 100.00	N/R	1,045,920
1,870	5.000%, 5/01/47	5/26 at 100.00	N/R	1,921,799
	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,255	4.625%, 5/01/37	5/27 at 100.00	N/R	1,280,778
2,200	5.000%, 5/01/48	5/27 at 100.00	N/R	2,263,008
2,430	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/32	5/25 at 100.00	N/R	2,495,950
	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A:
825	5.000%, 1/15/49, 144A	7/29 at 100.00	N/R	871,662
825	5.000%, 1/15/54, 144A	7/29 at 100.00	N/R	862,076
1,215	Lake Powell Residential Golf Community Development District, Bay County, FLorida, Special ASsessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	11/23 at 100.00	N/R	1,272,129
8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,666,301
	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,600	5.250%, 11/01/33	11/22 at 100.00	N/R	4,754,744
3,155	5.750%, 11/01/42	11/22 at 100.00	N/R	3,319,723
2,940	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	3,086,206
	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,610	5.000%, 5/01/38	5/28 at 100.00	N/R	1,649,783
2,665	5.100%, 5/01/48	5/28 at 100.00	N/R	2,734,583
	Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019:
1,075	4.875%, 5/01/39	5/29 at 100.00	N/R	1,096,823
1,500	5.000%, 5/01/49	5/29 at 100.00	N/R	1,524,375
805	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Cresswind Project, Series 2019, 4.500%, 5/01/49	5/29 at 100.00	N/R	809,403
2,965	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A	5/27 at 100.00	N/R	3,107,913
1,250	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 4.875%, 5/01/49	5/29 at 100.00	N/R	1,293,938
1,140	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lake Club Phase 4 Project, Series 2019, 4.500%, 5/01/49	5/29 at 100.00	N/R	1,146,236

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
$970	4.875%, 5/01/35	5/25 at 100.00	N/R	$1,010,624
700	4.875%, 5/01/45	5/25 at 100.00	N/R	723,072
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016:
4,095	5.000%, 5/01/36	5/26 at 100.00	N/R	4,267,522
100	5.125%, 5/01/46	5/26 at 100.00	N/R	104,259
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018:
1,170	5.000%, 5/01/38	5/28 at 100.00	N/R	1,216,426
2,550	5.100%, 5/01/48	5/28 at 100.00	N/R	2,652,892
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018:
2,250	5.300%, 5/01/39, 144A	5/29 at 100.00	N/R	2,400,795
4,000	5.450%, 5/01/48, 144A	5/29 at 100.00	N/R	4,310,480
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northwest Sector Project, Series 2018:
1,275	5.500%, 5/01/39, 144A	5/29 at 100.00	N/R	1,374,412
2,000	5.650%, 5/01/48, 144A	5/29 at 100.00	N/R	2,155,280
8,785	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/38	7/19 at 100.00	N/R	8,798,090
1,775	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47	9/20 at 100.00	N/R	1,832,208
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
9,900	5.250%, 6/15/27	7/19 at 100.00	BB-	9,903,564
35,550	5.375%, 6/15/37	7/19 at 100.00	BB-	35,550,000
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB-	2,656,237
4,700	5.750%, 6/15/42	6/22 at 100.00	BB-	4,746,765
5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc Project, Series 2012, 5.750%, 10/01/42	10/22 at 100.00	BB+	6,054,374
3,490	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc Project, Series 2014, 5.500%, 10/01/47	10/22 at 102.00	BB+	3,741,175

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
$790	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	$830,598
2,000	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	2,117,280
7,650	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	8,045,122
12,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Refunding Fixed Rate Mode Series 2019A-1, 4.000%, 4/01/49 (UB) (6)	4/29 at 100.00	A2	12,866,160
219	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	7/19 at 100.00	N/R	219,088
	Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
1,070	4.625%, 5/01/39	5/29 at 100.00	N/R	1,078,357
1,230	4.750%, 5/01/50	5/29 at 100.00	N/R	1,234,723
1,465	Lynwood Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.375%, 6/15/49 (WI/DD, Settling 7/10/19)	6/29 at 100.00	N/R	1,466,714
4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14 (4)	No Opt. Call	N/R	765,000
	Majorca Isles Community Development District, Mianmi Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000	5.375%, 5/01/35	5/26 at 100.00	N/R	1,052,140
3,740	5.625%, 5/01/46	5/26 at 100.00	N/R	3,973,264
1,915	Marshall Creek Community Development District, Saint Johns County, Florida, Capital Improvement and Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/32	5/25 at 100.00	N/R	1,966,475
55,600	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2019, 4.000%, 1/01/46 (UB) (6)	1/29 at 100.00	AA	60,363,808
410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	440,541
	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017:
1,130	4.750%, 5/01/37	5/28 at 100.00	N/R	1,168,465
2,700	5.000%, 5/01/48	5/28 at 100.00	N/R	2,792,934
33,250	Miami Beach, Florida, General Obligation Bonds, Refunding Series 2019, 4.000%, 5/01/49 (UB) (6)	5/29 at 100.00	Aa2	36,729,612
	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015:
13,515	5.000%, 9/01/40 (UB) (6)	9/25 at 100.00	AA-	15,649,154
7,000	5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	8,074,360
	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
3,895	5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	3,970,836
6,530	6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	6,650,217

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
$13,005	5.125%, 11/01/39	11/27 at 100.00	N/R	$14,031,745
15,255	5.250%, 11/01/49	11/27 at 100.00	N/R	16,481,655
10,635	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018B, 4.000%, 4/01/53 (UB) (6)	4/28 at 100.00	A-	11,357,542
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Aspira of Florida Project, Series 2016A:
9,370	6.000%, 11/01/46, 144A (4)	11/26 at 100.00	B	9,075,876
7,175	6.000%, 11/01/51, 144A (4)	11/26 at 100.00	B	6,888,143
4,810	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Inc , Series 2017, 5.000%, 9/15/44, 144A	9/27 at 100.00	BBB	5,265,507
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014:
1,000	5.000%, 9/15/34	9/24 at 100.00	BBB	1,083,200
1,730	5.250%, 9/15/44	9/24 at 100.00	BBB	1,868,262
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
1,500	5.750%, 9/15/35, 144A	9/25 at 100.00	N/R	1,563,300
2,250	6.000%, 9/15/45, 144A	9/25 at 100.00	N/R	2,348,325
3,250	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Series 2018, 5.000%, 1/15/48	1/28 at 100.00	BBB-	3,524,592
2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust 2016-XG0065, 13.869%, 10/01/41 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	AA- (7)	3,458,160
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018:
9,500	4.000%, 7/01/45 (UB) (6)	7/28 at 100.00	AA	10,376,755
18,515	4.000%, 7/01/48 (UB) (6)	7/28 at 100.00	AA	20,086,738
	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2016-XG0030:
2,065	12.274%, 10/01/39 – AGM Insured (Pre-refunded 10/01/20), 144A (IF)	10/20 at 100.00	Aa3 (7)	2,441,264
3,750	12.285%, 10/01/39 – AGM Insured (Pre-refunded 10/01/20), 144A (IF)	10/20 at 100.00	Aa3 (7)	4,434,112
855	12.285%, 10/01/39 (Pre-refunded 10/01/20), 144A (IF)	10/20 at 100.00	Aa3 (7)	1,010,978
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B:
980	5.000%, 5/01/29	5/23 at 100.00	N/R	1,035,831
6,715	5.000%, 5/01/37	5/23 at 100.00	N/R	7,045,781
13,905	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	14,589,960
7,955	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	8,183,786

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,415	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/22 at 100.00	N/R	$1,465,728
	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014:
1,555	5.250%, 11/01/35	11/24 at 100.00	N/R	1,652,763
2,660	5.625%, 11/01/45	11/24 at 100.00	N/R	2,847,158
	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018:
1,555	5.000%, 11/01/38, 144A	11/28 at 100.00	N/R	1,617,340
2,655	5.125%, 11/01/48, 144A	11/28 at 100.00	N/R	2,760,828
870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	7/19 at 100.00	N/R	687,300
1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16 (4)	No Opt. Call	N/R	1,256,100
	North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019:
1,000	5.500%, 11/01/39	11/30 at 100.00	N/R	1,055,810
1,750	5.625%, 11/01/49	11/30 at 100.00	N/R	1,847,142
	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
2,240	4.500%, 5/01/40	5/29 at 100.00	N/R	2,218,944
5,675	4.750%, 5/01/50	5/29 at 100.00	N/R	5,687,939
5,060	North Springs Improvement District, Browaard County, Florida, Special Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38	5/28 at 100.00	N/R	5,285,878
4,480	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Bay Unit Area, Series 2018, 4.875%, 5/01/38, 144A	5/28 at 100.00	N/R	4,652,659
8,065	North Springs Improvement District, Broward County, Florida, Water Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%, 5/01/48	5/28 at 100.00	N/R	8,374,131
8,710	North Springs Improvement District, Broward County, Florida, Water Mangement Bonds, Unit Area C, Series 2017, 5.000%, 5/01/48, 144A	5/28 at 100.00	N/R	9,054,916
2,025	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,127,283
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	2,858,571
5,700	5.000%, 8/01/46	8/24 at 100.00	N/R	5,959,521
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2017:
2,400	5.000%, 8/01/32	8/27 at 100.00	N/R	2,588,304
750	5.000%, 8/01/37	8/27 at 100.00	N/R	799,193
2,000	5.000%, 8/01/46	8/27 at 100.00	N/R	2,115,640
13,280	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	14,048,779

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
$3,280	5.500%, 8/01/39	8/29 at 100.00	N/R	$3,466,665
5,730	5.625%, 8/01/49	8/29 at 100.00	N/R	6,141,930
1,290	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.750%, 11/01/35	11/25 at 100.00	N/R	1,314,987
3,300	Ocean and Highway Port Authority, Florida, Port Facilities Revenue Bonds, Worldwide Terminals Fernandina, LLC Project, Series 2019, 5.500%, 12/01/49, 144A (AMT)	12/29 at 100.00	N/R	3,298,284
345	Orange County Health Facilities Authority, California, Hospital Revenue Bonds, Orlando Health, Inc, Tender Option Bond Trust 2016-XF1056, 11.634%, 10/01/42, 144A (IF) (6)	4/22 at 100.00	Aa3	432,113
2,245	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	2,335,249
	Osceola Chain Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,040	5.125%, 5/01/38	5/28 at 100.00	N/R	1,080,966
1,130	5.250%, 5/01/48	5/28 at 100.00	N/R	1,174,285
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
500	6.750%, 6/01/24	6/22 at 102.00	N/R	560,645
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,117,190
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,117,160
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	5,629,900
11,600	7.500%, 6/01/49	6/22 at 102.00	N/R	13,101,272
11,345	Palm Beach County, Florida, First Mortgage Revenue Bonds, Tuscan Gardens of Delray Beach Project, Series 2018A, 4.750%, 10/01/47 (Mandatory Put 10/01/29)	10/23 at 103.00	N/R	11,118,100
7,115	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/51, 144A	4/29 at 100.00	Ba1	7,595,334
3,500	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 5.000%, 5/01/39	5/27 at 100.00	BBB-	3,796,205
550	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	667,326
	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019A:
1,500	5.250%, 5/01/39	5/30 at 100.00	N/R	1,496,220
3,250	5.375%, 5/01/50	5/30 at 100.00	N/R	3,227,932
2,000	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019B, 5.500%, 11/01/32	No Opt. Call	N/R	2,014,880
	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
260	4.875%, 5/01/22	No Opt. Call	N/R	263,783
1,370	5.375%, 5/01/31	5/22 at 100.00	N/R	1,438,993
8,920	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	7/19 at 100.00	N/R	8,940,962

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,276	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	7/19 at 100.00	N/R	$2,081,495
1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%, 5/01/37	5/27 at 100.00	N/R	1,074,330
	Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2018:
500	5.250%, 11/01/38	11/29 at 100.00	N/R	526,590
1,000	5.375%, 11/01/49	11/29 at 100.00	N/R	1,052,920
2,420	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (AMT)	1/22 at 100.00	N/R	2,457,849
	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
235	5.750%, 11/01/22	No Opt. Call	N/R	247,742
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,453,312
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,236,640
	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	1,405,606
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,355,284
3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,429,692
7,490	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	7,835,963
	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
2,740	5.000%, 5/01/36	5/28 at 100.00	N/R	2,863,136
2,730	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,824,485
2,530	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	2,614,173
2,250	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38, 144A	11/27 at 100.00	N/R	2,318,760
2,480	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,633,909
	Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019:
1,000	4.500%, 5/01/39	5/29 at 100.00	N/R	1,012,640
2,000	4.625%, 5/01/50	5/29 at 100.00	N/R	2,021,160
2,800	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	2,806,384
	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,236	4.500%, 5/01/32	5/27 at 100.00	N/R	1,256,654
1,002	5.000%, 5/01/46	5/27 at 100.00	N/R	1,032,761

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,410	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 5.000%, 5/01/38	5/28 at 100.00	N/R	$1,465,836
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
590	5.450%, 5/01/31	5/26 at 100.00	N/R	588,578
820	5.600%, 5/01/37	5/26 at 100.00	N/R	821,279
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	5.875%, 11/01/37	11/27 at 100.00	N/R	1,112,190
1,000	6.000%, 11/01/47	11/27 at 100.00	N/R	1,110,510
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
2,000	5.375%, 11/01/38, 144A	11/29 at 100.00	N/R	2,138,920
3,760	5.500%, 11/01/49, 144A	11/29 at 100.00	N/R	4,019,553
1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	2,164,803
1,700	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	1,807,610
	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017:
1,000	4.750%, 11/01/37, 144A	11/27 at 100.00	N/R	1,031,110
1,250	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	1,290,525
	San Simeon Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2019 Project Series 2019:
1,750	4.125%, 6/15/39, 144A	6/29 at 100.00	N/R	1,754,217
3,500	4.250%, 6/15/49, 144A	6/29 at 100.00	N/R	3,488,170
3,620	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	7/19 at 100.00	N/R	3,621,991
	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019:
1,500	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	1,566,810
3,000	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	3,126,570
	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2019:
2,500	4.750%, 5/01/39	5/29 at 100.00	N/R	2,611,725
4,000	5.000%, 5/01/49	5/29 at 100.00	N/R	4,176,640
	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1:
390	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	409,418
580	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	608,751
2,050	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2, 5.500%, 5/01/49, 144A	No Opt. Call	N/R	2,071,299

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$330	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Refunding Subordinate Lien Series 2018B, 5.750%, 11/01/25, 144A	No Opt. Call	N/R	$338,260
310	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A	11/27 at 100.00	N/R	327,332
2,030	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	2,092,605
4,000	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A, 5.250%, 11/01/48	11/27 at 100.00	N/R	4,149,960
425	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017B, 5.350%, 11/01/29	No Opt. Call	N/R	441,762
	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
1,000	5.250%, 5/01/39	5/31 at 100.00	N/R	1,061,760
3,000	5.375%, 5/01/49	5/31 at 100.00	N/R	3,187,560
5,800	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	7/19 at 100.00	N/R	5,801,450
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016:
65	5.000%, 5/01/29	5/27 at 100.00	N/R	68,300
785	5.375%, 5/01/37	5/27 at 100.00	N/R	834,871
2,745	5.625%, 5/01/47	5/27 at 100.00	N/R	2,934,103
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
1,510	5.000%, 5/01/38	5/28 at 100.00	N/R	1,566,655
3,750	5.375%, 5/01/49	5/28 at 100.00	N/R	3,925,462
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
36,610	4.000%, 8/15/42 (UB) (6)	8/27 at 100.00	A1	39,416,889
50,915	4.000%, 8/15/47 (UB) (6)	8/27 at 100.00	A1	54,583,935
	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
400	4.875%, 5/01/35	5/26 at 100.00	N/R	411,796
100	5.000%, 5/01/38	5/26 at 100.00	N/R	103,144
2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB	2,150,040
2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,175,253
	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
1,000	5.000%, 5/01/39	5/29 at 100.00	N/R	1,030,490
1,250	5.250%, 5/01/49	5/29 at 100.00	N/R	1,297,563

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
$2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	$2,220,327
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,491,036
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,525	5.125%, 11/01/37, 144A	11/27 at 100.00	N/R	1,603,903
3,000	5.250%, 11/01/47, 144A	11/27 at 100.00	N/R	3,163,200
2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,362,438
	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, 2019 Assessment Area Series 2019NM:
2,000	4.500%, 6/15/39	6/29 at 100.00	N/R	2,045,080
4,000	4.625%, 6/15/49	6/29 at 100.00	N/R	4,065,360
	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017:
1,270	4.625%, 12/15/38	12/28 at 100.00	N/R	1,311,288
1,930	5.000%, 12/15/47	12/28 at 100.00	N/R	2,022,466
2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,847,300
1,750	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.625%, 11/01/47	11/30 at 100.00	N/R	1,831,375
1,280	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	1,305,050
1,270	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	7/19 at 101.00	N/R	1,282,878
	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014:
2,730	5.125%, 11/01/34	11/29 at 100.00	N/R	3,093,964
3,945	5.500%, 11/01/44	11/29 at 100.00	N/R	4,582,985
1,520	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area Three Project, Series 2019, 4.375%, 6/15/49, 144A	6/29 at 100.00	N/R	1,529,120
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
500	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	527,430
1,320	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	1,390,673
1,415	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	1,485,269

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Summit At Fern Hill Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
$998	4.500%, 5/01/32	5/27 at 100.00	N/R	$1,019,008
491	4.750%, 5/01/38	5/27 at 100.00	N/R	505,867
1,561	5.000%, 5/01/46	5/27 at 100.00	N/R	1,617,134
6,745	Sweetwater Creek Community Development District, Saint John's County, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	7/19 at 100.00	N/R	6,748,305
	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016:
1,115	4.800%, 5/01/36	5/26 at 100.00	N/R	1,162,376
1,815	5.000%, 5/01/46	5/26 at 100.00	N/R	1,894,860
	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,000	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	1,051,780
1,250	5.000%, 11/01/48, 144A	11/32 at 100.00	N/R	1,306,325
	Tohoqua Community Development District, Florida, Special Assessment Revenue Bonds, Series 2018:
1,055	4.700%, 5/01/38, 144A	5/28 at 100.00	N/R	1,085,679
1,075	4.800%, 5/01/48, 144A	5/28 at 100.00	N/R	1,105,380
11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	9,995,938
	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018:
580	4.850%, 5/01/38, 144A	5/28 at 100.00	N/R	595,051
975	5.000%, 5/01/48, 144A	5/28 at 100.00	N/R	1,000,136
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/17 (4)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (4)	7/19 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (4)	7/19 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (4)	7/19 at 100.00	N/R	104
12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	7/19 at 100.00	N/R	121
5,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A	5/28 at 100.00	N/R	5,270,350
35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	7/19 at 100.00	N/R	29,263,736
21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	7/19 at 100.00	N/R	14,798,600
23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	9/19 at 100.00	N/R	235

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,340	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39	5/28 at 100.00	N/R	$2,440,269
3,235	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,710,480
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
540	5.375%, 5/01/38	5/29 at 100.00	N/R	569,997
1,000	5.500%, 5/01/49	5/29 at 100.00	N/R	1,050,230
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
1,750	5.375%, 5/01/38	5/29 at 100.00	N/R	1,847,212
3,600	5.500%, 5/01/49	5/29 at 100.00	N/R	3,780,828
4,865	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%, 10/01/47	10/27 at 100.00	N/R	4,992,901
825	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1, 5.375%, 11/01/36	11/28 at 100.00	N/R	889,895
60	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-2, 5.875%, 11/01/30	No Opt. Call	N/R	65,912
	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area One - Phase 2 Project, Series 2018:
725	5.250%, 11/01/39, 144A	11/30 at 100.00	N/R	765,245
1,000	5.375%, 11/01/49, 144A	11/30 at 100.00	N/R	1,055,210
750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	916,035
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
1,400	4.625%, 5/01/39	5/29 at 100.00	N/R	1,400,462
2,800	4.750%, 5/01/50	5/29 at 100.00	N/R	2,772,952
2,785	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32	No Opt. Call	N/R	2,796,502
1,900	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	1,977,482
	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,100	5.375%, 5/01/38	5/28 at 100.00	N/R	1,163,701
3,370	5.500%, 5/01/49	5/28 at 100.00	N/R	3,568,729
2,000	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016, 4.750%, 11/01/47	11/26 at 100.00	N/R	2,045,500
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
1,400	5.000%, 11/01/39	11/29 at 100.00	N/R	1,462,664
2,500	5.125%, 11/01/49	11/29 at 100.00	N/R	2,611,250

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017:
$3,955	4.625%, 11/01/38, 144A	11/27 at 100.00	N/R	$4,057,316
4,630	4.750%, 11/01/48, 144A	11/27 at 100.00	N/R	4,755,380
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
2,000	5.000%, 11/01/36	11/25 at 100.00	N/R	2,056,800
570	5.125%, 11/01/45	11/25 at 100.00	N/R	586,439
2,440	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%, 11/01/45	11/28 at 100.00	N/R	2,646,473
	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2:
1,000	5.000%, 5/01/37	5/28 at 100.00	A2	1,118,010
2,020	5.000%, 5/01/47	5/28 at 100.00	A2	2,247,008
7,105	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	7,519,790
615	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.750%, 5/01/37	5/26 at 100.00	N/R	631,082
	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2017:
1,370	5.000%, 12/15/32, 144A	No Opt. Call	N/R	1,505,137
2,000	5.000%, 12/15/37, 144A	12/32 at 100.00	N/R	2,184,660
6,000	5.000%, 12/15/47, 144A	12/32 at 100.00	N/R	6,495,780
	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1:
255	5.375%, 11/01/37	11/27 at 100.00	N/R	268,943
1,000	5.500%, 11/01/46	11/27 at 100.00	N/R	1,055,210
2,000	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.500%, 11/01/47, 144A	11/28 at 100.00	N/R	2,116,860
1,870	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	1,941,696
	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1:
1,485	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	1,517,373
2,630	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	2,670,949
4,115	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2, 5.250%, 11/01/32, 144A	No Opt. Call	N/R	4,201,868
	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,567,530
130	6.125%, 5/01/42	5/22 at 100.00	N/R	138,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
$785	5.000%, 5/01/23	5/22 at 100.00	N/R	$815,168
2,745	5.500%, 5/01/34	5/22 at 100.00	N/R	2,865,423
1,055	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,380,615
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
1,135	5.000%, 11/01/39	11/29 at 100.00	N/R	1,183,396
1,080	5.000%, 11/01/39	11/29 at 100.00	N/R	1,126,051
1,850	5.125%, 11/01/49	11/29 at 100.00	N/R	1,928,403
1,765	5.125%, 11/01/49	11/29 at 100.00	N/R	1,839,801
1,900	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	12/19 at 101.00	N/R	1,919,437
1,000	Verandah East Community Development District, Florida, Special Assessment Revenue Bonds, Refunding & Improvement Series 2016, 4.250%, 5/01/37	5/26 at 100.00	N/R	1,008,810
4,385	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,501,422
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017:
1,640	4.750%, 11/01/38	11/27 at 100.00	N/R	1,683,181
2,200	5.000%, 11/01/48	11/27 at 100.00	N/R	2,266,374
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017:
1,300	4.750%, 11/01/38	11/27 at 100.00	N/R	1,334,229
1,800	5.000%, 11/01/48	11/27 at 100.00	N/R	1,854,306
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017:
1,865	5.000%, 11/01/38	11/27 at 100.00	N/R	1,935,497
2,975	5.125%, 11/01/48	11/27 at 100.00	N/R	3,086,890
2,195	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Series 2007A, 5.200%, 5/01/37	7/19 at 100.00	N/R	2,198,271
	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019:
1,005	4.625%, 5/01/39	5/29 at 100.00	N/R	1,008,879
2,000	4.875%, 5/01/50	5/29 at 100.00	N/R	2,007,620
270	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	BBB-	287,612
1,400	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Series 2016, 4.125%, 11/01/46	11/26 at 100.00	BBB-	1,454,152

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
$1,925	5.125%, 11/01/38, 144A	11/28 at 100.00	N/R	$1,998,785
4,000	5.250%, 11/01/49, 144A	11/28 at 100.00	N/R	4,152,440
	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
1,940	5.125%, 11/01/35	11/24 at 100.00	N/R	2,047,554
1,655	5.250%, 5/01/39	5/27 at 100.00	N/R	1,727,340
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 1, Series 2017:
5,000	4.000%, 5/01/27	No Opt. Call	N/R	4,995,000
1,000	4.500%, 5/01/32	5/27 at 100.00	N/R	1,010,610
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017:
1,115	4.400%, 5/01/32	5/27 at 100.00	N/R	1,138,649
2,685	5.000%, 5/01/32	5/27 at 100.00	N/R	2,824,835
2,095	4.500%, 5/01/34	5/27 at 100.00	N/R	2,143,080
3,505	5.000%, 5/01/37	5/27 at 100.00	N/R	3,628,691
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Master Infrastructure, Series 2019:
3,030	4.750%, 5/01/39	5/29 at 100.00	N/R	3,079,813
6,500	5.000%, 5/01/50	5/29 at 100.00	N/R	6,631,170
710	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019, 5.000%, 5/01/50, 144A	5/29 at 100.00	N/R	724,328
	Westside Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area, Series 2018:
550	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	570,675
575	5.200%, 5/01/48, 144A	5/28 at 100.00	N/R	602,238
	Wildblue Community Development District, Florida, Special Assessment Bonds, Series 2019:
3,500	4.250%, 6/15/39, 144A	6/29 at 100.00	N/R	3,522,540
6,000	4.375%, 6/15/49, 144A	6/29 at 100.00	N/R	6,026,340
	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
2,020	4.625%, 11/01/38, 144A	11/27 at 100.00	N/R	2,070,823
2,600	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,668,718
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017:
935	4.625%, 5/01/38	5/28 at 100.00	N/R	959,516
1,300	5.000%, 5/01/48	5/28 at 100.00	N/R	1,340,157

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2019:
$870	4.500%, 5/01/39	5/29 at 100.00	N/R	$876,142
1,550	4.625%, 5/01/50	5/29 at 100.00	N/R	1,557,827
	Willows Community Development District, Florida, Special Assessment Bonds, Series 2019:
1,500	5.000%, 5/01/39	5/29 at 100.00	N/R	1,532,640
3,000	5.200%, 5/01/50	5/29 at 100.00	N/R	3,064,650
1,870	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 5.000%, 11/01/45	11/26 at 100.00	N/R	1,947,605
	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019:
685	4.875%, 11/01/39	11/29 at 100.00	N/R	712,893
1,000	5.000%, 11/01/49	11/29 at 100.00	N/R	1,038,370
1,555	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 5.000%, 11/01/35	11/25 at 100.00	N/R	1,621,181
1,105	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.750%, 11/01/37	11/27 at 100.00	N/R	1,137,796
	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	532,290
2,380	5.625%, 5/01/45	5/25 at 100.00	N/R	2,546,124
	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016:
915	4.875%, 5/01/36	5/26 at 100.00	N/R	943,621
1,700	5.000%, 5/01/47	5/26 at 100.00	N/R	1,750,541
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
510	5.125%, 5/01/36	5/28 at 100.00	N/R	529,717
925	5.500%, 5/01/46	5/28 at 100.00	N/R	988,881
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019:
1,940	5.500%, 11/01/39, 144A	11/30 at 100.00	N/R	2,046,545
3,335	5.625%, 11/01/49, 144A	11/30 at 100.00	N/R	3,517,158
2,593,408	Total Florida			2,608,383,537
	Georgia – 0.8%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
500	6.500%, 1/01/29	1/28 at 100.00	N/R	542,280
15,875	6.750%, 1/01/35	1/28 at 100.00	N/R	17,060,862
18,435	7.000%, 1/01/40	1/28 at 100.00	N/R	19,860,947

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB+	$1,543,034
4,385	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Bond Trust 2015-XF0234, 15.211%, 3/01/23, 144A (IF) (6)	No Opt. Call	AA-	7,820,604
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22 (4), (8)	7/19 at 100.00	N/R	—
95	5.375%, 12/01/28 (4), (8)	7/19 at 100.00	N/R	—
4,210	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	BBB+	4,427,110
3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	BBB+	3,154,710
10,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	BB+	11,165,490
	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc, Series 2017:
1,000	4.000%, 8/15/41 (UB) (6)	2/28 at 100.00	AA-	1,082,340
22,510	4.000%, 8/15/48 (UB) (6)	2/28 at 100.00	AA-	24,292,117
4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	5,012,390
5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	5,613,523
6,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc Project, Refunding Series 2016, 5.000%, 7/01/42	7/23 at 103.00	BBB	6,525,000
2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Tender Option Bond Trust 2015-XF1016, 16.737%, 8/15/49, 144A (IF) (6)	2/25 at 100.00	AA-	4,588,693
7,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc, Series 2017A, 4.000%, 4/01/42 (UB) (6)	4/27 at 100.00	A	7,339,430
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
935	5.500%, 7/15/23	7/21 at 100.00	N/R	938,903
2,242	5.500%, 7/15/30	7/21 at 100.00	N/R	2,250,560
2,460	5.500%, 1/15/36	7/21 at 100.00	N/R	2,470,441
	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017:
1,840	5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	1,910,288
1,550	6.000%, 6/15/52, 144A	6/27 at 100.00	N/R	1,611,473
20,610	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/43 (UB) (6)	5/29 at 100.00	A3	23,956,240
7,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc Project, Refunding Series 2017A, 5.000%, 11/01/37, 144A	11/27 at 100.00	Ba3	7,822,430
145,347	Total Georgia			160,988,865

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 0.3%
$3,095	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	$3,225,547
	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B+	1,026,840
9,000	6.875%, 12/01/40	12/20 at 100.00	B+	9,275,760
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
2,000	5.250%, 7/01/33	7/23 at 100.00	BBB-	2,180,540
3,840	5.500%, 7/01/43	7/23 at 100.00	BBB-	4,194,471
	Guam Government, General Obligation Bonds, 2009 Series A:
7,800	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	7,958,340
32,530	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	33,215,407
1,410	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	1,634,782
60,675	Total Guam			62,711,687
	Hawaii – 0.2%
1,565	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A	1/25 at 100.00	Ba3	1,587,505
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
3,040	6.625%, 7/01/33	7/23 at 100.00	BB	3,249,851
9,450	6.875%, 7/01/43	7/23 at 100.00	BB	10,070,770
7,405	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	7,739,336
16,795	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (AMT) (UB) (6)	3/27 at 100.00	Baa2	17,434,722
5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	A-	5,597,353
	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,121,626
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,060,060
47,560	Total Hawaii			49,861,223
	Idaho – 0.0%
3,648	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	3,887,054
1,305	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	7/19 at 100.00	BBB	1,307,349
955	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc Project, Series 2018A, 6.000%, 7/01/49, 144A	7/28 at 100.00	BB	1,086,532

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc Project, Series 2015A:
$975	5.000%, 6/01/35	6/25 at 100.00	BBB	$1,077,073
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB	2,599,745
9,263	Total Idaho			9,957,753
	Illinois – 14.4%
6,410	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.700%, 5/01/36	7/19 at 100.00	N/R	6,410,192
4,700	Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A, 5.000%, 12/01/34	12/24 at 100.00	BBB	5,079,055
6,240	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	7/19 at 100.00	N/R	6,152,640
4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.250%, 3/01/41	3/28 at 100.00	N/R	4,131,840
4,660	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,762,613
5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XG0073, 15.936%, 12/01/39, 144A (IF) (6)	12/21 at 100.00	AA	7,579,834
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
11,130	5.750%, 4/01/35 (UB) (6)	4/27 at 100.00	A	13,016,647
38,215	6.100%, 4/01/36 (UB) (6)	4/27 at 100.00	A	45,734,948
118,345	6.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A	138,787,916
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
6,115	5.000%, 4/01/42 (UB) (6)	4/27 at 100.00	A	6,719,346
4,685	5.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A	5,134,713
7,500	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/46 (UB) (6)	4/28 at 100.00	A	8,257,875
2,130	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	B+	2,318,654
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A:
13,000	5.500%, 12/01/39	12/21 at 100.00	B2	13,591,110
41,030	5.000%, 12/01/41	12/21 at 100.00	B2	42,378,246
1,100	5.250%, 12/01/41	12/21 at 100.00	B2	1,142,449
11,505	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	B2	12,005,928
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C:
12,190	5.250%, 12/01/35	12/24 at 100.00	B+	13,259,551
22,560	5.250%, 12/01/39	12/24 at 100.00	B+	24,355,550

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
$305	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (7)	$309,587
4,605	5.000%, 12/01/31	12/20 at 100.00	B2	4,707,461
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B:
1,510	5.000%, 12/01/34	12/22 at 100.00	B2	1,588,822
20,650	4.000%, 12/01/35	12/22 at 100.00	B2	20,331,783
16,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	B+	20,997,144
2,375	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/34	12/27 at 100.00	B+	2,646,178
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G:
9,500	5.000%, 12/01/34	12/27 at 100.00	B+	10,584,710
17,820	5.000%, 12/01/44	12/27 at 100.00	B+	19,475,478
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H:
1,500	5.000%, 12/01/36	12/27 at 100.00	B+	1,660,920
10,860	5.000%, 12/01/46	12/27 at 100.00	B+	11,848,586
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
6,325	5.000%, 12/01/34	12/28 at 100.00	B+	7,070,781
6,765	5.000%, 12/01/35	12/28 at 100.00	B+	7,539,254
9,650	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/28 at 100.00	B+	10,566,943
263,180	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B+	316,247,615
43,670	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B+	54,419,370
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,765	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	B+	1,269,300
4,550	0.000%, 12/01/30 – NPFG Insured	No Opt. Call	B+	3,121,755
3,385	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 – NPFG Insured	No Opt. Call	B+	2,231,121
8,935	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (UB) (6)	12/21 at 100.00	A3	9,436,343
52,720	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.000%, 12/01/44 (UB) (6)	12/24 at 100.00	AA	58,187,591

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
$2,950	15.008%, 9/01/22 – AGM Insured, 144A (IF) (6)	No Opt. Call	AA	$4,682,152
8,000	15.017%, 9/01/22 – AGM Insured, 144A (IF) (6)	No Opt. Call	AA	12,700,560
500	15.017%, 9/01/22 – AGM Insured, 144A (IF) (6)	No Opt. Call	AA	793,785
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF1040:
2,600	14.944%, 12/01/44, 144A (IF) (6)	12/24 at 100.00	AA	3,948,204
2,000	14.944%, 12/01/44, 144A (IF) (6)	12/24 at 100.00	AA	3,037,080
3,755	14.944%, 12/01/44, 144A (IF) (6)	12/24 at 100.00	AA	5,702,118
1,000	16.189%, 12/01/49 (Mandatory Put 7/05/19), 144A (IF) (6)	12/24 at 100.00	AA	1,578,520
2,000	16.189%, 12/01/49, 144A (IF) (6)	12/24 at 100.00	AA	3,157,040
1,150	16.189%, 12/01/49, 144A (IF) (6)	12/24 at 100.00	AA	1,815,298
5,232	Chicago, Illinois, Certificates of Participation Tax Increment Allocation Bonds, Pulaski Promenade Project, Note Series 2017, 5.240%, 2/15/31, 144A	11/19 at 100.00	N/R	5,240,127
1,113	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33, 144A	7/19 at 100.00	N/R	1,113,845
907	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29	7/19 at 100.00	N/R	906,783
11,000	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	11,106,370
5,854	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	7/19 at 100.00	N/R	4,369,531
4,240	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A, 7.125%, 3/15/33	7/19 at 100.00	N/R	4,240,040
5,933	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, IncRedevelopement Project-Whole Foods Warehouse & Distribution, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	5,984,728
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A:
20,320	4.000%, 1/01/43 (AMT) (UB) (6)	1/29 at 100.00	A	21,891,752
25,550	5.000%, 1/01/48 (AMT) (UB) (6)	1/29 at 100.00	A	29,790,278
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
18,485	4.000%, 1/01/44 (UB) (6)	1/29 at 100.00	A	20,025,725
3,500	5.000%, 1/01/48 (UB) (6)	1/29 at 100.00	A	4,163,775
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
21,370	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	BBB-	14,610,242
9,325	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	5,597,704
32,270	0.000%, 1/01/39 – NPFG Insured	No Opt. Call	BBB-	15,344,062

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
$2,595	5.500%, 1/01/31	1/25 at 100.00	Ba1	$2,891,738
2,000	5.500%, 1/01/34	1/25 at 100.00	Ba1	2,212,660
2,500	5.500%, 1/01/37	1/25 at 100.00	Ba1	2,749,025
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
2,995	5.250%, 1/01/30	1/24 at 100.00	Ba1	3,262,933
1,445	5.250%, 1/01/32	1/24 at 100.00	Ba1	1,564,718
5,000	5.000%, 1/01/35	1/24 at 100.00	Ba1	5,325,300
1,000	5.000%, 1/01/36	1/24 at 100.00	Ba1	1,063,130
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
5,000	5.625%, 1/01/30	1/27 at 100.00	BBB-	5,831,650
15,025	5.750%, 1/01/33	1/27 at 100.00	BBB-	17,442,222
10,585	5.750%, 1/01/34	1/27 at 100.00	BBB-	12,252,137
127,985	6.000%, 1/01/38	1/27 at 100.00	BBB-	148,978,380
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
2,740	5.250%, 1/01/28	1/25 at 100.00	Ba1	3,048,195
2,900	5.500%, 1/01/34	1/25 at 100.00	Ba1	3,208,357
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
5,000	5.500%, 1/01/33	1/25 at 100.00	Ba1	5,544,150
6,850	5.500%, 1/01/37	1/25 at 100.00	Ba1	7,532,329
15,815	5.500%, 1/01/40	1/25 at 100.00	Ba1	17,302,559
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,000	0.000%, 1/01/27	No Opt. Call	Ba1	775,860
5,030	0.000%, 1/01/29	No Opt. Call	Ba1	3,599,921
355	5.000%, 1/01/34	7/19 at 100.00	Ba1	355,788
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
3,070	5.250%, 1/01/35	1/21 at 100.00	Ba1	3,163,942
4,130	5.000%, 1/01/40	1/21 at 100.00	Ba1	4,229,079
9,400	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	9,750,714
2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	Ba1	2,183,480
1,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007G, 5.500%, 1/01/42	1/25 at 100.00	Ba1	1,091,740
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,000	5.000%, 1/01/26	No Opt. Call	BBB-	2,244,720
3,365	5.000%, 1/01/35	1/26 at 100.00	BBB-	3,654,188
1,000	5.000%, 1/01/38	1/26 at 100.00	BBB-	1,078,420
	Chicago, Illinois, General Obligation Bonds, Series 2000A:
5,515	0.000%, 1/01/28 – FGIC Insured	No Opt. Call	BBB-	4,246,991
4,125	0.000%, 1/01/29 – FGIC Insured	No Opt. Call	BBB-	3,064,586

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
$3,900	5.500%, 1/01/35	1/25 at 100.00	BBB-	$4,305,834
4,775	5.500%, 1/01/39	1/25 at 100.00	BBB-	5,232,111
17,055	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 1/01/49	1/29 at 100.00	BBB-	19,392,047
800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XF2342, 15.751%, 1/01/35, 144A (IF) (6)	1/21 at 100.00	N/R	981,632
23,110	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	25,230,111
5,000	City of Chicago, Illinois, Chicago O'Hare International Airport, Senior Special Facilities Revenue Bonds, TRIPs Obliated Group, Series 2018, 5.000%, 7/01/48 (AMT)	7/28 at 100.00	BBB+	5,740,800
60,330	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B1	62,637,019
6,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%, 11/15/39 (UB)	11/27 at 100.00	AA	6,460,080
	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2018:
1,400	4.000%, 11/15/34 (UB) (6)	11/27 at 100.00	AA	1,531,558
16,170	4.000%, 11/15/37 (UB) (6)	11/27 at 100.00	AA	17,495,293
1,645	4.000%, 11/15/38 (UB) (6)	11/27 at 100.00	AA	1,775,366
900	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	12/21 at 100.00	N/R	903,969
575	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	581,940
930	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (AMT)	7/19 at 100.00	B3	934,771
	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A:
11,295	6.250%, 11/01/36, 144A	11/26 at 100.00	N/R	10,743,917
13,325	6.375%, 11/01/46, 144A	11/26 at 100.00	N/R	12,330,289
1,870	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable Series 2016B, 10.000%, 11/01/24, 144A	No Opt. Call	N/R	1,771,283
46,000	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 4.125%, 5/15/47 (UB) (6)	11/28 at 100.00	A	49,231,040
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
845	5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	890,258
4,475	6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	4,695,215
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,435	6.875%, 10/01/31	10/21 at 100.00	BB+	1,541,908
5,210	7.125%, 10/01/41	10/21 at 100.00	BB+	5,579,337
81,860	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B1	85,244,911

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017:
$4,500	5.250%, 5/15/42	5/24 at 103.00	N/R	$4,672,980
28,950	5.500%, 5/15/54	5/24 at 103.00	N/R	30,379,551
44,090	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 4.000%, 6/01/47 (UB) (6)	6/22 at 100.00	Aa3	45,298,507
	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017:
2,500	4.000%, 8/15/37 (UB) (6)	8/27 at 100.00	AA-	2,697,425
6,000	4.000%, 8/15/39 (UB) (6)	8/27 at 100.00	AA-	6,442,620
2,455	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 4.000%, 2/15/36 (UB)	2/27 at 100.00	Aa2	2,689,011
5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	7/19 at 100.00	N/R	5,192,076
780	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (AMT)	7/19 at 100.00	N/R	779,977
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	7/19 at 100.00	BB	1,000,510
11,170	5.000%, 4/01/31	7/19 at 100.00	BB	11,200,829
23,185	5.000%, 4/01/36	7/19 at 100.00	BB	23,248,295
2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB-	3,127,755
3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 2015-XF0060, 12.120%, 5/01/30, 144A (IF)	5/20 at 100.00	AA-	3,479,250
3,500	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013, 4.000%, 8/15/42 (UB) (6)	8/22 at 100.00	Aa2	3,627,540
119,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (6)	1/28 at 100.00	Aa2	128,365,980
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
560	12.417%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	759,993
1,000	12.417%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	1,357,130
1,925	12.423%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	2,566,699
	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 2016-XG0026:
625	14.497%, 8/15/36 (Pre-refunded 8/15/19), 144A (IF)	8/19 at 100.00	AA- (7)	637,319
490	14.166%, 8/15/37 (Pre-refunded 2/15/21), 144A (IF)	2/21 at 100.00	AA- (7)	618,199
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 2016-XF2338:
3,525	11.865%, 5/15/41, 144A (IF) (6)	5/22 at 100.00	N/R	4,436,036
2,500	11.865%, 5/15/41, 144A (IF) (6)	5/22 at 100.00	N/R	3,146,125

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 2017-XG0133:
$1,275	15.462%, 5/15/39 (Pre-refunded 5/15/20), 144A (IF) (6)	5/20 at 100.00	N/R (7)	$1,481,015
3,540	15.487%, 5/15/39 (Pre-refunded 5/15/20), 144A (IF) (6)	5/20 at 100.00	N/R (7)	4,113,091
3,180	15.552%, 5/15/39 (Pre-refunded 5/15/20), 144A (IF) (6)	5/20 at 100.00	N/R (7)	3,697,386
1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28 (Pre-refunded 5/01/20)	5/20 at 100.00	AA+ (7)	1,152,557
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
75	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (7)	75,566
8,045	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (7)	8,105,659
	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, RefundingSeries 2009:
80	6.500%, 4/01/44 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (7)	81,010
120	6.500%, 4/01/44 (Pre-refunded 10/01/19)	10/19 at 100.00	Ba3 (7)	121,516
650	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (7)	654,258
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
665	16.093%, 8/15/41, 144A (IF) (6)	8/21 at 100.00	AA	882,435
1,030	16.169%, 8/15/41, 144A (IF) (6)	8/21 at 100.00	AA	1,368,685
69,495	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (6)	2/27 at 100.00	AA-	74,329,767
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2015-XF0108:
4,250	14.038%, 8/15/41 (Pre-refunded 2/15/21), 144A (IF) (6)	2/21 at 100.00	AA- (7)	5,361,928
3,025	14.038%, 8/15/41 (Pre-refunded 2/15/21), 144A (IF) (6)	2/21 at 100.00	AA- (7)	3,816,431
2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2016-XG0026, 14.497%, 8/15/36 (Pre-refunded 8/15/19), 144A (IF)	8/19 at 100.00	AA- (7)	2,330,037
40,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2018A, 5.000%, 10/01/48 (UB) (6)	10/27 at 100.00	AA-	47,458,800
3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,088,780
20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (6)	10/25 at 100.00	AA-	22,924,600
22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (6)	9/19 at 100.00	AA+	22,037,733
	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
2,245	13.200%, 6/15/32, 144A (IF) (6)	6/24 at 100.00	AA	3,284,974
3,305	13.202%, 6/15/32, 144A (IF) (6)	6/24 at 100.00	AA	4,836,306
250	13.206%, 6/15/32, 144A (IF) (6)	6/24 at 100.00	AA	365,875

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, April Series 2014:
$2,500	5.000%, 4/01/31	4/24 at 100.00	BBB-	$2,717,775
8,695	5.000%, 4/01/36 – AGM Insured (UB) (6)	4/24 at 100.00	A2	9,577,195
3,000	5.000%, 4/01/38	4/24 at 100.00	BBB-	3,216,300
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB-	5,352,700
16,185	Illinois State, General Obligation Bonds, December Series 2017A, 4.250%, 12/01/40	12/27 at 100.00	BBB-	16,731,244
5,890	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	BBB-	6,293,583
	Illinois State, General Obligation Bonds, January Series 2016:
1,500	5.000%, 1/01/33	1/26 at 100.00	BBB-	1,655,910
1,300	5.000%, 1/01/41	1/26 at 100.00	BBB-	1,406,223
6,690	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB-	6,785,065
	Illinois State, General Obligation Bonds, March Series 2012:
11,500	5.000%, 3/01/30 (UB) (6)	3/22 at 100.00	BBB-	12,152,740
10,500	5.000%, 3/01/33 (UB) (6)	3/22 at 100.00	BBB-	11,044,005
	Illinois State, General Obligation Bonds, May Series 2014:
7,625	5.000%, 5/01/33 (UB) (6)	5/24 at 100.00	BBB-	8,263,594
100	5.000%, 5/01/36	5/24 at 100.00	BBB-	107,711
	Illinois State, General Obligation Bonds, November Series 2016:
2,000	5.000%, 11/01/35	11/26 at 100.00	BBB-	2,208,800
1,000	5.000%, 11/01/37	11/26 at 100.00	BBB-	1,097,650
4,200	5.000%, 11/01/38	11/26 at 100.00	BBB-	4,600,092
230	5.000%, 11/01/40	11/26 at 100.00	BBB-	250,948
	Illinois State, General Obligation Bonds, Refunding September Series 2018A:
2,000	5.000%, 10/01/32	10/28 at 100.00	BBB-	2,290,520
4,500	5.000%, 5/01/34	5/28 at 100.00	BBB-	5,078,295
	Illinois State, General Obligation Bonds, Series 2013:
170	5.500%, 7/01/26	7/23 at 100.00	BBB-	188,778
100	5.500%, 7/01/38	7/23 at 100.00	BBB-	109,144
1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 12.190%, 4/01/32, 144A (IF) (6)	4/24 at 100.00	AA	2,631,919
6,665	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 12.410%, 2/01/39, 144A (IF) (6)	2/24 at 100.00	AA	9,142,647
	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
2,750	12.410%, 7/01/28, 144A (IF) (6)	7/23 at 100.00	AA	3,911,985
1,850	13.417%, 7/01/33, 144A (IF) (6)	7/23 at 100.00	AA	2,600,323
8,825	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Obligation September Series 2016A, 4.000%, 6/15/31 (UB) (6)	6/26 at 100.00	BBB	9,233,862
2,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0230, 15.217%, 12/01/21, 144A (IF) (6)	No Opt. Call	AA-	3,075,340

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2:
$3,830	5.500%, 1/01/30	7/19 at 100.00	N/R	$3,693,958
4,015	5.500%, 1/01/36	7/19 at 100.00	N/R	3,760,088
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB-	2,618,450
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
8,715	0.000%, 12/15/41 – AGM Insured	No Opt. Call	A2	3,881,835
4,650	0.000%, 12/15/50	No Opt. Call	BBB-	1,307,999
7,100	0.000%, 12/15/50 – AGM Insured	No Opt. Call	A2	2,170,612
7,785	0.000%, 12/15/51 – AGM Insured	No Opt. Call	A2	2,268,160
10,095	5.000%, 6/15/52	6/22 at 100.00	BBB-	10,542,511
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
12,900	0.000%, 12/15/52 – AGM Insured	No Opt. Call	BBB-	3,621,675
6,935	5.000%, 6/15/53	12/25 at 100.00	BBB-	7,503,947
7,360	5.000%, 6/15/53 (UB) (6)	12/25 at 100.00	BBB-	7,963,814
825	5.500%, 6/15/53	12/25 at 100.00	BBB-	916,278
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A:
22,500	0.000%, 12/15/56	No Opt. Call	BBB-	4,747,725
29,165	5.000%, 6/15/57	12/27 at 100.00	BBB-	32,050,585
48,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/54	No Opt. Call	BBB-	11,329,115
255	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50 (Pre-refunded 6/15/20)	6/20 at 100.00	BBB- (7)	265,009
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
31,480	0.000%, 6/15/43 – AGM Insured	No Opt. Call	BBB-	13,235,766
4,075	5.000%, 6/15/50 (UB) (6)	6/20 at 100.00	BBB-	4,170,722
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
2,920	5.000%, 6/15/50	6/20 at 100.00	Ba1	2,965,873
1,000	5.000%, 6/15/50 – AGM Insured (UB) (6)	6/20 at 100.00	A2	1,023,490
4,670	5.250%, 6/15/50	6/20 at 100.00	Ba1	4,754,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
$5,000	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	BBB-	$3,376,300
33,245	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	BBB-	21,538,438
26,320	0.000%, 6/15/33 – NPFG Insured	No Opt. Call	BBB-	16,709,252
36,600	0.000%, 12/15/33 – NPFG Insured	No Opt. Call	BBB-	22,808,022
20,305	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BBB-	12,060,561
8,470	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BBB-	4,913,108
25,425	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB-	14,448,265
24,650	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB-	13,337,868
55,600	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB-	28,663,468
42,555	0.000%, 6/15/38 – NPFG Insured	No Opt. Call	BBB-	21,316,225
4,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1045, 11.850%, 6/15/52, 144A (IF) (6)	6/22 at 100.00	A+	4,709,240
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1046:
9,300	13.007%, 6/15/50, 144A (IF) (6)	6/20 at 100.00	N/R	9,953,418
200	14.128%, 6/15/50, 144A (IF) (6)	6/20 at 100.00	N/R	219,766
2,795	North Pullman Chicago Neighborhood Initiatives, Inc Redevelopment Project, Gotham Greens Greenhouse Facility, Illinois, Certificates of Participation, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	2,809,618
5,165	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	5,352,231
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2018B:
14,340	4.000%, 6/01/45 (UB) (6)	6/28 at 100.00	AA	15,395,998
20,000	4.000%, 6/01/48 (UB) (6)	6/28 at 100.00	AA	21,410,400
—(9)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd, Series 1999C, 7.250%, 10/15/24 (AMT)	No Opt. Call	N/R	193
51,495	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 4.000%, 1/01/48 (UB) (6)	1/28 at 100.00	AA-	53,373,538
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018C:
40,000	5.250%, 1/01/48 (UB) (6)	1/29 at 100.00	AA-	46,527,600
40,000	5.250%, 1/01/48 (UB) (6)	1/29 at 100.00	AA	47,353,600
30,300	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B	30,913,878
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
500	7.250%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	621,520
7,375	7.250%, 11/01/36 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	9,167,420
15,225	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	18,845,809

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,670	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	7/19 at 100.00	N/R	$1,672,388
235	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	7/19 at 100.00	N/R	232,927
2,150	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)	7/19 at 100.00	N/R	1,139,500
1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,913,148
5,720	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	7/19 at 100.00	N/R	5,720,801
2,886,404	Total Illinois			2,902,052,045
	Indiana – 1.4%
	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1:
925	6.625%, 1/15/34, 144A	1/24 at 104.00	N/R	1,015,678
1,000	6.750%, 1/15/43, 144A	1/24 at 104.00	N/R	1,091,020
2,100	6.875%, 1/15/52, 144A	1/24 at 104.00	N/R	2,288,160
	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42 (4)	11/22 at 100.00	N/R	700,000
7,500	7.125%, 11/15/47 (4)	11/22 at 100.00	N/R	5,250,000
	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016:
4,840	6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	5,184,560
5,980	6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	6,344,302
2,000	6.375%, 1/15/51, 144A	1/24 at 104.00	N/R	2,119,360
	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017:
510	5.125%, 1/01/32	1/23 at 105.00	N/R	530,502
4,465	5.350%, 1/01/38	1/23 at 105.00	N/R	4,603,281
7,045	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.625%, 1/01/38, 144A	1/24 at 105.00	N/R	7,418,244
6,835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (AMT)	No Opt. Call	N/R	7,160,073
1,610	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29 (AMT)	7/19 at 100.00	N/R	1,631,638
4,000	Evansville, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Evansville Projects, Series 2017, 5.450%, 1/01/38	1/23 at 105.00	N/R	4,151,400
3,685	Gary, Indiana, Revenue Anticipation Notes, Series 2019, 5.000%, 2/25/20	7/19 at 100.00	N/R	3,648,445
1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 12.956%, 4/01/30, 144A (IF) (6)	No Opt. Call	AA	3,451,851

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2015-XF0115, 12.552%, 10/15/19, 144A (IF) (6)	No Opt. Call	A+	$3,899,063
7,355	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	7,435,537
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Peoject, Series 2017:
3,090	5.125%, 7/01/37	7/27 at 100.00	BB	3,293,260
4,375	5.375%, 7/01/47	7/27 at 100.00	BB	4,669,087
4,370	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB-	4,734,196
3,925	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B	3,942,427
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,571,599
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,112,962
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
2,170	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,254,695
5,640	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,861,201
18,890	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	19,329,381
22,355	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B	22,807,912
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	11.651%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	Aa3	5,109,825
1,000	11.651%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	Aa3	1,362,620
1,600	11.651%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	Aa3	2,180,192
1,000	11.651%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	Aa3	1,362,620
40,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49 (UB) (WI/DD, Settling 7/02/19)	12/29 at 100.00	AA	43,505,200
	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/20 at 100.00	Baa2	1,083,122
875	5.500%, 8/15/45	8/20 at 100.00	Baa2	905,818

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender Option Bond Trust 2015-XF0106:
$1,460	13.203%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA- (7)	$1,553,761
1,250	13.212%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA- (7)	1,330,350
5,000	13.212%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA- (7)	5,321,400
330	13.212%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA- (7)	351,212
3,085	13.242%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA- (7)	3,283,211
4,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	3,940,480
21,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (AMT)	2/22 at 100.00	B-	22,067,385
1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (AMT)	11/23 at 100.00	N/R	1,664,280
2,005	St Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/19 at 100.00	N/R	2,008,830
18,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT)	No Opt. Call	N/R	18,752,055
185	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%, 12/01/20	No Opt. Call	N/R	185,559
	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017:
480	5.100%, 1/01/32	1/23 at 105.00	N/R	485,026
4,560	5.350%, 1/01/38	1/23 at 105.00	N/R	4,701,223
	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011:
5,000	7.750%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,674,250
5,000	8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,697,350
3,950	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 4.000%, 1/15/32	1/23 at 100.00	N/R	3,832,290
265,355	Total Indiana			278,857,893
	Iowa – 1.8%
182,120	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	189,626,986
116,765	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B-	126,943,405
1,630	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	7/19 at 105.00	B-	1,713,195
8,525	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/22)	12/22 at 105.00	B+	9,210,922

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project, Series 2018:
$750	5.000%, 8/01/38	8/23 at 102.00	N/R	$790,103
2,050	5.125%, 8/01/48	8/23 at 102.00	N/R	2,151,885
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	7/19 at 100.00	B2	4,000,080
14,845	5.500%, 6/01/42	7/19 at 100.00	B2	14,845,148
23,640	5.625%, 6/01/46	7/19 at 100.00	B	23,640,000
354,325	Total Iowa			372,921,724
	Kansas – 0.6%
2,115	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 12.399%, 1/01/40 (Pre-refunded 1/01/20), 144A (IF)	1/20 at 100.00	AA- (7)	2,265,482
1,755	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37 (Pre-refunded 3/01/20)	3/20 at 100.00	N/R (7)	1,804,737
2,850	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Series 2017A, 5.000%, 5/15/43	5/27 at 100.00	BB+	3,100,829
	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	1.000%, 3/01/16 (4)	No Opt. Call	N/R	550,000
4,780	1.000%, 3/01/26 (4)	7/19 at 100.00	N/R	2,629,000
2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28 (4)	7/19 at 100.00	N/R	502,200
	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
1,000	5.125%, 1/01/32 – AMBAC Insured	7/19 at 100.00	Ba3	1,001,540
13,500	5.250%, 1/01/32 – AMBAC Insured	7/19 at 100.00	Ba3	13,522,545
14,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	7/19 at 100.00	B1	14,021,560
2,300	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B, 6.100%, 12/15/34	12/22 at 100.00	N/R	1,495,000
	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,385	4.375%, 12/15/23	12/22 at 100.00	N/R	4,431,000
10,955	6.000%, 12/15/32	12/22 at 100.00	N/R	6,573,000
10,725	Topeka, Kansas, Utility Revenue Bonds, Refunding Series 2018A, 4.000%, 8/01/48 (UB) (6)	8/26 at 100.00	Aa3	11,552,112
9,965	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	11,274,202
17,760	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series 2017A, 4.000%, 3/01/42 (UB) (6)	3/27 at 100.00	AA-	19,025,578

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$3,642	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (AMT)	No Opt. Call	N/R	$3,650,487
10,845	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 6.000%, 9/01/35	9/25 at 100.00	N/R	11,753,919
12,220	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34, 144A	No Opt. Call	N/R	4,853,051
129,587	Total Kansas			114,006,242
	Kentucky – 0.3%
	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017:
4,580	5.000%, 3/01/39	3/27 at 100.00	N/R	4,848,480
2,500	4.500%, 3/01/47	3/27 at 100.00	N/R	2,512,750
9,850	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2018A, 4.000%, 5/01/38 (UB) (6)	5/26 at 100.00	AA-	10,645,782
2,150	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.750%, 10/01/34	4/26 at 100.00	N/R	2,098,357
5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 13.132%, 1/01/45, 144A (IF) (6)	1/23 at 100.00	AA-	7,391,177
6,250	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/45	6/27 at 100.00	BB+	6,943,187
8,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (7)	8,357,040
2,500	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.750%, 11/15/45	11/25 at 100.00	N/R	2,662,700
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
1,000	4.250%, 7/01/35	7/25 at 100.00	Baa2	1,043,430
6,260	5.000%, 7/01/40	7/25 at 100.00	Baa2	6,812,445
5,990	5.000%, 1/01/45	7/25 at 100.00	Baa2	6,506,038
225	Ohio County, Kentucky, Pollution Control Revenue Bonds, Big Rivers Electric Corporation Project, Refunding Series 2010A, 6.000%, 7/15/31	7/20 at 100.00	BB+	230,900
54,545	Total Kentucky			60,052,286
	Louisiana – 1.0%
40,010	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	43,030,755
4,350	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.625%, 6/15/48, 144A	6/28 at 100.00	N/R	4,582,725
12,690	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	Caa1	12,658,275

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$1,275	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14 (4)	No Opt. Call	N/R	$344,250
2,100	Louisiana Local Government Environmental Facilities and Community Development Authority, Terrebonne Parish GOMESA Project Revenue Bonds, Series 2018, 5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	2,278,605
2,080	Louisiana Local Government Environmental Facilities and Community Development Authority, Vermilion Parish GOMESA Project Revenue Bonds, Green Series 2019, 4.625%, 11/01/38, 144A	11/28 at 100.00	N/R	2,119,374
1,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	1,392,738
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A (WI/DD, Settling 7/23/19)	11/28 at 100.00	N/R	3,025,470
2,175	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018, 5.500%, 11/01/39, 144A	11/28 at 100.00	N/R	2,326,945
10,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A	2/27 at 100.00	N/R	10,694,900
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bond Trust 2016-XF2336:
3,315	15.467%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	N/R (7)	4,062,334
1,375	15.475%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	N/R (7)	1,685,173
4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Student Housing Revenue Bonds, Provident Group - ULM Properties LLC-University of Louisiana at Monroe Project,, 5.000%, 7/01/54, 144A	7/29 at 100.00	Ba2	4,240,600
16,090	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	17,724,583
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB-	1,050,660
	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
435	7.750%, 12/15/31	12/21 at 100.00	N/R	471,679
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	8,027,242
	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017:
4,515	5.250%, 10/01/33 (5)	No Opt. Call	BBB	4,508,047
20,000	5.250%, 10/01/46 (5)	10/33 at 100.00	BBB	19,108,600
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (7)	2,189,080
600	6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (7)	659,484

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
$3,900	8.250%, 12/15/38	12/23 at 100.00	N/R	$4,218,591
4,125	8.375%, 12/15/43	12/23 at 100.00	N/R	4,365,941
3,965	Louisiana Public Facilities Authority, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	4,018,091
3,600	Louisiana Public Facilities Authority, Revenuve Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/49, 144A	4/27 at 100.00	N/R	3,671,532
5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, 144A (AMT)	No Opt. Call	N/R	50
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
5,000	5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	A-	5,619,900
8,660	5.000%, 6/01/45 (UB) (6)	6/25 at 100.00	A-	9,696,602
	New Orleans, Louisiana, Water Revenue Bonds, Series 2015:
4,000	5.000%, 12/01/40 (UB)	12/25 at 100.00	A-	4,481,440
4,000	5.000%, 12/01/45 (UB)	12/25 at 100.00	A-	4,464,200
2,070	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (4)	7/19 at 100.00	N/R	331,200
	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
865	5.250%, 11/15/29	11/24 at 100.00	N/R	942,011
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,072,800
7,075	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46	No Opt. Call	N/R	7,204,968
192,945	Total Louisiana			196,268,845
	Maine – 0.2%
13,115	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (AMT)	12/26 at 100.00	N/R	13,863,604
5,000	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2019, 5.250%, 6/15/34	12/26 at 100.00	N/R	5,018,200
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	Ba3	2,503,941
6,500	7.000%, 7/01/41	7/21 at 100.00	Ba3	7,059,780
3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (AMT)	7/19 at 100.00	B1	4,005,103
30,865	Total Maine			32,450,628

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland – 1.5%
	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
$1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	$1,341,453
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,062,262
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,886,331
1,500	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	1,575,495
2,040	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 5.000%, 9/01/38	9/27 at 100.00	N/R	2,219,296
6,030	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.125%, 6/01/43	6/26 at 100.00	N/R	6,354,052
7,715	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Series 2006, 5.500%, 7/01/36	7/19 at 100.00	N/R	7,721,481
	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	2/24 at 100.00	N/R	748,012
1,000	6.100%, 2/15/44	2/24 at 100.00	N/R	1,036,050
3,150	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.500%, 2/15/47, 144A	2/26 at 100.00	N/R	3,290,994
29,010	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB-	29,902,348
	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/16 (4)	No Opt. Call	N/R	1,045,688
83,115	5.000%, 12/01/31 (4)	7/19 at 100.00	N/R	52,674,131
4,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	7/19 at 100.00	N/R	2,851,875
	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017:
3,000	4.375%, 7/01/36	1/27 at 100.00	N/R	3,107,670
4,460	4.500%, 7/01/44	1/27 at 100.00	N/R	4,617,839
1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (UB) (6)	11/21 at 100.00	Aa2	1,929,942
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF130:
1,155	14.516%, 11/15/19, 144A (IF) (6)	No Opt. Call	AA+	1,571,920
1,000	14.516%, 11/15/19, 144A (IF) (6)	No Opt. Call	AA+	1,360,970
1,135	14.492%, 11/15/43, 144A (IF) (6)	11/21 at 100.00	AA+	1,543,884

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A:
$1,000	5.125%, 7/01/37, 144A	7/27 at 100.00	N/R	$1,048,430
1,800	5.250%, 7/01/47, 144A	7/27 at 100.00	N/R	1,871,406
1,530	5.375%, 7/01/52, 144A	7/27 at 100.00	N/R	1,598,177
20,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (6)	2/25 at 100.00	A	23,009,717
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
34,180	5.000%, 5/15/45 (UB)	5/27 at 100.00	A	39,641,280
17,070	4.000%, 5/15/47 (UB) (6)	5/27 at 100.00	A	18,259,438
2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 12.131%, 8/15/42, 144A (IF) (6)	2/25 at 100.00	Aa3	3,747,764
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/19 at 100.00	BB-	1,500,030
19,710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48 (UB) (6)	1/28 at 100.00	A-	21,086,546
26,270	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Bonds, Hillside Senior Living Apartments, Series 2018, 4.950%, 2/01/60, 144A	3/34 at 100.00	N/R	27,711,960
19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44 (UB) (6)	6/25 at 100.00	AA-	22,763,404
5,100	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	5,386,977
308,235	Total Maryland			295,466,822
	Massachusetts – 0.4%
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,255	6.000%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	1,480,273
1,245	6.000%, 1/01/33	1/23 at 100.00	N/R	1,391,947
7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB-	8,172,600
16,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45 (UB) (6)	7/25 at 100.00	AA-	18,242,880
3,500	Massachusetts Development Finance Agency, Revenue Bonds, SABIS International Charter School, Series 2009A, 8.000%, 4/15/39 (Pre-refunded 10/15/19)	10/19 at 100.00	BBB (7)	3,566,430
13,930	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46 (AMT) (UB)	7/26 at 100.00	A	14,781,123
585	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2016-XL0018, 14.594%, 6/01/41, 144A (AMT) (IF) (6)	6/20 at 100.00	N/R	599,432
10,130	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, 4.000%, 7/01/46 (AMT) (UB) (6)	7/26 at 100.00	AA	10,787,336

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$15,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2018D, 4.000%, 5/01/48 (UB)	5/28 at 100.00	AA	$16,378,200
69,145	Total Massachusetts			75,400,221
	Michigan – 1.2%
	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
2,910	6.000%, 11/01/28	7/19 at 100.00	BB	2,912,590
5,105	6.000%, 11/01/37	7/19 at 100.00	BB	5,107,297
1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	7/19 at 100.00	BBB-	1,051,155
1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	7/19 at 100.00	N/R	1,833,262
	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
3,665	5.000%, 11/01/26	7/19 at 100.00	B	3,512,683
3,750	5.250%, 11/01/31	7/19 at 100.00	B	3,503,962
3,840	5.250%, 11/01/36	7/19 at 100.00	B	3,444,211
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
3,025	6.000%, 10/01/33	10/23 at 100.00	N/R	3,059,636
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	4,111,069
	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,245	5.650%, 11/01/25	7/19 at 100.00	B-	1,077,697
500	5.750%, 11/01/30	7/19 at 100.00	B-	395,600
2,425	5.750%, 11/01/35	7/19 at 100.00	B-	1,768,455
1,960	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	7/19 at 100.00	B-	1,943,281
25,000	Detroit, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	7/19 at 100.00	N/R	21,958,750
	Detroit, Michigan, General Obligation Bonds, Series 2003A:
465	5.250%, 4/01/22	7/19 at 100.00	N/R	463,503
159	5.250%, 4/01/23	7/19 at 100.00	N/R	157,480
3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	7/19 at 100.00	BB	3,500,875
2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BBB-	2,872,692
14,000	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 5.000%, 11/15/48 (UB) (6)	11/29 at 100.00	A	16,653,280
	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A:
5,000	4.000%, 2/15/47 (UB) (6)	8/29 at 100.00	A1	5,358,800
20,000	0.000%, 2/15/50 (UB) (6)	8/29 at 100.00	N/R	21,274,800

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	7/19 at 100.00	BBB-	$1,497,153
1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BB+	1,250,040
6,760	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	B	5,972,122
400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB-	403,940
11,085	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	9,030,173
1,810	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Refunding Bonds, Cesar Chavez Academy Project, Series 2012, 5.750%, 2/01/33	2/20 at 101.00	BB+	1,835,521
1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	B	943,610
41,005	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 4.000%, 11/01/48 (UB) (6)	11/28 at 100.00	Aa3	44,574,895
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
6,675	4.350%, 10/01/45 (UB) (6)	10/24 at 100.00	AA	7,051,203
13,525	4.600%, 4/01/52 (UB) (6)	10/24 at 100.00	AA	14,367,472
925	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	7/19 at 100.00	N/R	925,444
2,000	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46	12/27 at 100.00	N/R	2,044,400
1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	7/19 at 100.00	BBB-	1,507,483
1,750	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	7/19 at 100.00	BBB-	1,750,752
3,110	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	7/19 at 100.00	N/R	3,110,715
	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr Joseph F Pollack Academic Center of Excellence Project, Series 2010:
55	7.250%, 4/01/20	No Opt. Call	BB	55,948
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,165,228
500	8.000%, 4/01/40	4/20 at 100.00	BB	510,590
12,380	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2018, 7.000%, 12/01/30, 144A (AMT)	12/23 at 100.00	N/R	14,023,693
115,750	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58	6/33 at 11.41	N/R	3,280,355
20,145	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Series 2007B, 0.000%, 6/01/52	7/19 at 9.62	CCC+	1,053,181
10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	7/19 at 100.00	B2	10,998,536

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
$1,015	5.500%, 5/01/27	5/22 at 100.00	BB+	$1,052,139
1,565	6.000%, 5/01/37	5/22 at 100.00	BB+	1,619,478
1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,564,455
1,000	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	3/20 at 101.00	BBB	1,026,820
	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2011:
205	6.750%, 5/01/21	No Opt. Call	BB	213,444
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,729,326
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,699,121
2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	7/19 at 100.00	B+	2,296,446
374,104	Total Michigan			246,514,761
	Minnesota – 0.9%
	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc Project, Series 2014:
1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	1,293,360
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,047,110
935	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	947,538
	Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A:
2,235	5.000%, 7/01/48	7/26 at 102.00	N/R	2,305,246
1,070	5.000%, 7/01/53	7/26 at 102.00	N/R	1,093,722
14,115	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	15,145,536
	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
750	5.500%, 7/01/40	7/25 at 100.00	N/R	784,230
1,420	5.750%, 7/01/46	7/25 at 100.00	N/R	1,496,368
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BB-	2,024,440
1,920	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	2,082,509
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
700	5.000%, 7/01/36	7/24 at 102.00	N/R	738,857
3,510	5.000%, 7/01/47	7/24 at 102.00	N/R	3,650,646

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A:
$1,050	5.500%, 7/01/30	7/25 at 100.00	B-	$966,074
6,200	5.875%, 7/01/40	7/25 at 100.00	B-	5,475,654
5,000	6.000%, 7/01/45	7/25 at 100.00	B-	4,410,500
1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.125%, 7/01/48 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	1,145,570
1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,083,610
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A:
900	5.000%, 10/01/37	10/24 at 100.00	N/R	930,537
1,700	5.000%, 10/01/49	10/24 at 100.00	N/R	1,738,420
2,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.375%, 8/01/50	8/27 at 102.00	BB+	2,189,580
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
2,360	5.000%, 7/01/36	7/26 at 100.00	N/R	2,400,403
4,925	5.000%, 7/01/47	7/26 at 100.00	N/R	4,959,672
2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,698,703
2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,085,580
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BB+	853,862
3,940	5.000%, 7/01/44	7/24 at 100.00	BB+	4,107,805
1,870	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/48	7/26 at 100.00	N/R	1,906,465
2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	7/19 at 100.00	B1	2,316,876
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A:
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,071,190
2,640	5.000%, 7/01/47	7/24 at 102.00	N/R	2,793,146
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A:
1,080	6.000%, 7/01/32, 144A	7/27 at 100.00	N/R	1,109,646
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,290,425
5,510	6.500%, 7/01/48, 144A	7/27 at 100.00	N/R	5,721,915

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
$1,680	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	$1,700,647
5,625	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	5,628,600
	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,050	7.750%, 1/01/33	1/21 at 100.00	N/R	1,066,495
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,018,140
1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (7)	1,588,905
	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
500	5.000%, 9/01/34	9/24 at 100.00	BB	526,910
1,840	5.000%, 9/01/44	9/24 at 100.00	BB	1,911,061
	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A:
2,000	5.125%, 9/01/38	9/28 at 100.00	N/R	2,060,320
1,745	5.250%, 9/01/43	9/28 at 100.00	N/R	1,798,641
	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
2,025	5.000%, 4/01/36	4/26 at 100.00	N/R	1,236,404
3,085	5.000%, 4/01/46	4/26 at 100.00	N/R	1,884,812
2,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/46	12/24 at 100.00	BBB-	2,610,625
21,815	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	22,627,609
1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52, 144A	7/27 at 100.00	N/R	1,590,510
1,695	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,737,375
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,200	5.000%, 6/15/38, 144A	6/25 at 100.00	N/R	1,241,136
1,285	5.000%, 6/15/48, 144A	6/25 at 100.00	N/R	1,319,541
1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	1,527,915
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
40	5.000%, 7/01/35	7/25 at 100.00	BB	42,420
1,715	5.300%, 7/01/45	7/25 at 100.00	BB	1,817,831

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB+	$1,036,600
	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	7/19 at 100.00	N/R	845,321
1,225	5.375%, 5/01/43	7/19 at 100.00	N/R	1,225,098
2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BB	2,233,506
1,000	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017, 5.000%, 9/01/42	9/24 at 100.00	N/R	1,091,480
11,875	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	Ba1	11,959,906
1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,028,160
4,795	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.125%, 10/01/48	10/26 at 100.00	N/R	4,762,250
	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,255	5.250%, 2/01/27 (AMT)	7/19 at 100.00	N/R	1,256,142
800	5.500%, 2/01/42 (AMT)	7/19 at 100.00	N/R	800,528
	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
1,485	5.500%, 11/01/32	7/19 at 102.00	N/R	1,517,284
3,000	5.750%, 11/01/39	7/19 at 102.00	N/R	3,065,460
6,100	6.000%, 5/01/47	7/19 at 102.00	N/R	6,233,773
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
315	4.500%, 6/01/36	6/24 at 100.00	N/R	312,045
730	4.750%, 6/01/46	6/24 at 100.00	N/R	729,971
	Winsted, Minnesota, Health Care Revenue Bonds, Saint Marys Care Center Project, Series 2010A:
824	6.250%, 9/01/30 (4)	7/19 at 100.00	N/R	576,772
2,678	6.875%, 9/01/42 (4)	7/19 at 100.00	N/R	1,874,508
178,327	Total Minnesota			179,349,896
	Mississippi – 0.0%
1,210	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (AMT)	10/19 at 100.00	N/R	1,212,371
	Missouri – 1.6%
1,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 5.250%, 6/01/39	6/24 at 100.00	N/R	1,019,890

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$8,184	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017B, 5.000%, 11/01/29, 144A	7/19 at 100.00	N/R	$6,791,542
185	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	212,021
	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
530	5.000%, 6/01/20 (4)	7/19 at 100.00	N/R	360,400
3,000	5.000%, 6/01/28 (4)	7/19 at 100.00	N/R	2,040,000
1,475	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A-	1,486,608
1,900	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42	3/21 at 100.00	N/R	1,900,532
	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
775	5.000%, 4/01/36, 144A	4/26 at 100.00	N/R	801,381
3,140	5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	3,202,800
4,758	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46, 144A	4/26 at 100.00	N/R	4,857,728
1,200	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/42	5/27 at 100.00	BB	1,329,384
1,161	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	7/19 at 100.00	N/R	1,116,832
8,519	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	7/19 at 100.00	N/R	1,490,840
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - CID Special Assessments, Series 2018A:
10,000	6.250%, 4/15/49, 144A	4/28 at 100.00	N/R	10,368,000
2,500	6.625%, 4/15/49, 144A	4/28 at 100.00	N/R	2,654,275
	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
1,055	5.000%, 5/01/35	5/20 at 100.00	N/R	1,059,020
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,376,163
2,500	Lee's Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.875%, 11/01/37, 144A	11/27 at 100.00	N/R	2,516,275
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
4,200	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	4,231,122
3,965	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	4,015,831

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$7,095	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A	6/25 at 100.00	N/R	$7,194,401
38,395	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 4.000%, 11/15/48 (UB) (6)	5/28 at 100.00	A+	41,404,016
14,580	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48) (UB) (6)	1/28 at 100.00	AA	15,582,958
12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB) (6)	11/23 at 100.00	A2	13,897,118
30,120	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A, 4.000%, 11/15/49 (UB) (6)	5/29 at 100.00	A2	32,348,579
5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015, 12.167%, 11/15/48, 144A (IF) (6)	11/23 at 100.00	Aa3	6,914,074
24,945	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49 (UB) (6)	11/27 at 100.00	AA-	26,582,889
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A:
1,925	4.000%, 2/15/44 (UB) (6)	2/29 at 100.00	A1	2,102,119
9,815	4.000%, 2/15/49 (UB) (6)	2/29 at 100.00	A1	10,653,495
6,580	4.000%, 2/15/54 (UB) (6)	2/29 at 100.00	A1	7,117,389
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A:
9,500	4.000%, 5/15/42 (UB) (6)	5/25 at 102.00	A+	9,972,150
41,750	4.000%, 5/15/48 (UB) (6)	5/25 at 102.00	A+	43,795,750
	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
3,155	5.000%, 5/01/30	5/21 at 100.00	N/R	3,190,620
750	5.000%, 5/01/35	5/21 at 100.00	N/R	757,035
1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,727,662
3,500	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement District Project, Series 2017A, 6.250%, 12/01/36, 144A	12/26 at 100.00	N/R	3,610,600
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
600	5.000%, 8/15/35	8/25 at 100.00	N/R	635,934
1,800	5.125%, 8/15/45	8/25 at 100.00	N/R	1,895,886
3,215	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	3,421,467
	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	7/19 at 100.00	N/R	1,295,220
5,700	5.350%, 6/15/32	7/19 at 100.00	N/R	5,668,251

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$8,065	Saint Louis Land Clearance for Redevelopment Authority, Tax-Exempt Recovery Zone Facilities Improvement, Missouri, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	$8,245,333
1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 3.850%, 9/01/27 (4)	9/19 at 100.00	N/R	465,920
1,156	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	7/19 at 100.00	N/R	1,082,143
2,502	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	7/19 at 100.00	N/R	1,483,561
1,261	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	7/19 at 100.00	N/R	487,061
5,100	Shrewsbury, Missouri, Tax Increment and Improvement District Revenue Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%, 5/01/36, 144A	5/25 at 100.00	N/R	4,835,718
768	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	9/19 at 100.00	N/R	731,704
2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 3.900%, 8/21/26 (4)	No Opt. Call	N/R	551,250
150	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	170,831
10,100	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	10,578,942
319,598	Total Missouri			322,230,720
	Montana – 0.0%
500	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37	5/25 at 102.00	N/R	535,680
	Nebraska – 0.0%
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
960	11.927%, 11/01/45, 144A (IF) (6)	11/25 at 100.00	AA-	1,411,766
1,545	11.916%, 11/01/48, 144A (IF) (6)	11/25 at 100.00	AA-	2,229,636
2,505	Total Nebraska			3,641,402
	Nevada – 1.6%
	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018:
830	5.000%, 9/01/38	9/28 at 100.00	N/R	866,022
7,985	5.375%, 9/01/48	9/28 at 100.00	N/R	8,404,931
4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust 2016-XG0028, 14.993%, 7/01/42, 144A (IF)	1/20 at 100.00	A+	4,593,740
975	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35	8/25 at 100.00	N/R	1,032,993

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 2016-XG0028, 12.944%, 7/01/42, 144A (IF)	1/20 at 100.00	A+	$1,105,339
13,290	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A (AMT)	12/27 at 100.00	N/R	14,137,370
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018:
3,040	5.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	3,183,518
15,720	6.950%, 2/15/38 (AMT), 144A	8/28 at 100.00	N/R	17,929,446
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
13,600	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	15,001,888
78,300	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	89,799,921
	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35, 144A	12/25 at 100.00	BB	1,075,190
2,520	5.125%, 12/15/45, 144A	12/25 at 100.00	BB	2,678,306
1,500	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/48, 144A	12/25 at 100.00	BB	1,581,045
	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and Unversity System, Series 2014A:
2,515	5.500%, 1/01/34	7/24 at 100.00	BBB-	2,807,243
2,630	5.500%, 1/01/39	7/24 at 100.00	BBB-	2,911,147
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,303,210
55,685	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49 (UB) (6)	7/28 at 100.00	A+	59,779,518
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 609 Skye Canyon, Series 2017:
1,275	4.250%, 6/01/37	6/27 at 100.00	N/R	1,280,916
2,130	4.375%, 6/01/42	6/27 at 100.00	N/R	2,140,544
2,490	4.500%, 6/01/47	6/27 at 100.00	N/R	2,511,364
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
355	5.000%, 6/01/28	6/24 at 100.00	N/R	380,301
890	5.000%, 6/01/30	6/24 at 100.00	N/R	945,153
1,090	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35	12/25 at 100.00	N/R	1,157,090
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 26, Series 2017:
495	4.375%, 6/01/42	6/27 at 100.00	N/R	499,104
585	4.500%, 6/01/47	6/27 at 100.00	N/R	592,757

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$3,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A	6/21 at 100.00	N/R	$2,880,930
1,795	Mesquite, Nevada, Local Improvement Bonds, Special Improvement District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%, 8/01/37	8/26 at 100.00	N/R	1,798,213
	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A:
500	5.000%, 7/15/37, 144A	7/25 at 100.00	BB+	536,265
1,300	5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	1,377,662
850	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/43	12/28 at 100.00	N/R	884,536
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
2,240	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	2,399,936
4,575	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	4,838,886
5,195	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	7/19 at 100.00	N/R	5,138,946
165,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A	7/38 at 31.26	N/R	21,732,150
90,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018D, 0.000%, 7/01/58, 144A	7/28 at 13.65	N/R	8,132,400
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
1,160	6.500%, 6/15/20	7/19 at 100.00	Ba3	1,161,160
25,590	6.750%, 6/15/28	7/19 at 100.00	Ba3	25,614,310
518,390	Total Nevada			316,193,450
	New Hampshire – 0.1%
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
420	0.000%, 1/01/20 – ACA Insured	No Opt. Call	B3	412,495
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	B3	482,990
370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	B3	337,810
625	0.000%, 1/01/23 – ACA Insured	No Opt. Call	B3	549,975
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	B3	40,435
370	0.000%, 1/01/27 – ACA Insured	No Opt. Call	B3	274,947
730	0.000%, 1/01/29 – ACA Insured	No Opt. Call	B3	496,509
3,320	0.000%, 1/01/30 – ACA Insured	No Opt. Call	B3	2,157,137
14,030	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2014B, 4.000%, 8/01/33 (UB) (6)	8/24 at 100.00	A	14,945,598
20,425	Total New Hampshire			19,697,896

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 1.9%
$4,920	Atlantic City, Atlantic County, New Jersey, General Obligation Bonds, Tax Appeal Refunding Series 2017A, 5.000%, 3/01/42 – BAM Insured (UB) (6)	3/27 at 100.00	Baa1	$5,697,163
8,560	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (AMT)	7/19 at 100.00	BBB-	8,562,654
1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	7/19 at 100.00	N/R	1,000,100
2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37	7/19 at 100.00	Caa2	1,752,188
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34, 144A	8/24 at 100.00	N/R	888,258
1,530	5.875%, 8/01/44, 144A	8/24 at 100.00	N/R	1,594,214
1,000	6.000%, 8/01/49, 144A	8/24 at 100.00	N/R	1,045,240
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	0.000%, 8/01/33 (4)	8/23 at 100.00	N/R	979,900
4,120	0.000%, 8/01/43 (4)	8/23 at 100.00	N/R	1,689,200
2,395	0.000%, 8/01/47 (4)	8/23 at 100.00	N/R	981,950
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
1,020	5.000%, 9/01/37, 144A	9/27 at 100.00	BB	1,109,648
2,325	5.125%, 9/01/52, 144A	9/27 at 100.00	BB	2,505,513
	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	1,111,690
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,732,519
	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A:
2,500	5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB+	2,793,575
5,000	5.000%, 6/15/47	12/27 at 100.00	BBB+	5,587,150
	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C:
230	5.000%, 6/15/36	12/27 at 100.00	BBB+	262,163
6,000	5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB+	6,704,580
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW:
3,000	5.250%, 6/15/33	6/25 at 100.00	BBB+	3,384,060
15,730	5.250%, 6/15/40 (UB) (6)	6/25 at 100.00	BBB+	17,476,345
15,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.000%, 6/15/41 (UB) (6)	12/26 at 100.00	BBB+	16,662,900
8,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42 (UB) (6)	6/27 at 100.00	BBB+	8,926,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$18,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EE, 5.000%, 6/15/48	12/28 at 100.00	BBB+	$20,265,660
	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc Project; Series 2014A:
850	6.000%, 10/01/34, 144A	10/24 at 100.00	BB-	895,135
2,255	6.200%, 10/01/44, 144A	10/24 at 100.00	BB-	2,363,511
22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	Ba3	24,528,910
795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1998, 5.500%, 4/01/28 (AMT)	7/19 at 100.00	Ba3	796,876
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B:
7,625	5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	8,754,339
3,000	5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	3,444,330
5,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2003, 5.500%, 6/01/33 (AMT)	6/23 at 101.00	Ba3	6,224,936
1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (7)	1,562,970
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,067,060
26,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/19 at 100.00	BB+	26,367,293
18,845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48	7/26 at 100.00	BBB-	19,734,861
16,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	16,472,320
2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	A	2,760,775
1,880	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 6.463%, 12/01/24, 144A (AMT) (IF)	12/23 at 100.00	AA	2,322,778
23,120	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30 (UB) (6)	6/26 at 100.00	Baa1	26,867,983
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/34	No Opt. Call	BBB+	1,361,699
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
10,000	0.000%, 12/15/31 – FGIC Insured	No Opt. Call	BBB+	6,777,400
40,000	0.000%, 12/15/36 – AMBAC Insured (UB) (6)	No Opt. Call	BBB+	21,905,200
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2008A:
3,000	0.000%, 12/15/35	No Opt. Call	BBB+	1,696,560
49,200	0.000%, 12/15/38 – BAM Insured	No Opt. Call	AA	25,790,148

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$14,990	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 4.000%, 12/15/37 – BAM Insured (UB) (6)	12/28 at 100.00	Baa1	$16,301,925
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 4.500%, 6/15/49 (UB) (6)	12/28 at 100.00	BBB+	43,000,800
1,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B, 5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	1,117,980
402,580	Total New Jersey			374,829,259
	New Mexico – 0.2%
1,225	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (AMT)	7/19 at 100.00	N/R	1,225,906
1,270	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,356,970
650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	665,672
3,845	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32	9/19 at 53.94	N/R	1,768,700
710	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	723,128
4,955	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	No Opt. Call	N/R	4,954,554
2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,085,420
5,845	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB-	6,112,701
	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	7/19 at 100.00	N/R	1,191,488
3,400	7.750%, 10/01/38	7/19 at 100.00	N/R	3,403,230
4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	10/24 at 100.00	N/R	5,068,319
18,307	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	5/20 at 103.00	N/R	18,731,722
48,277	Total New Mexico			47,287,810
	New York – 6.8%
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.000%, 7/15/32	No Opt. Call	BBB-	12,835,458
15,765	0.000%, 7/15/33	No Opt. Call	BBB-	10,031,112
3,470	0.000%, 7/15/35	No Opt. Call	BBB-	2,037,792
1,750	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (7)	1,799,105
10,000	0.000%, 7/15/45	No Opt. Call	BBB-	3,848,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
$200	5.000%, 11/01/39	11/24 at 100.00	BB	$210,192
7,700	5.500%, 11/01/44	11/24 at 100.00	BB	8,229,991
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014:
670	4.500%, 1/01/25 (AMT), 144A	No Opt. Call	N/R	738,809
2,665	5.000%, 1/01/35 (AMT), 144A	1/25 at 100.00	N/R	2,911,832
111,990	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	124,174,512
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003, 12.440%, 2/01/41 (Pre-refunded 2/01/21), 144A (IF) (6)	2/21 at 100.00	A1 (7)	2,944,975
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
675	5.000%, 5/01/38	5/23 at 100.00	BBB-	723,735
2,500	4.250%, 5/01/42	5/23 at 100.00	BBB-	2,568,375
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,930	5.500%, 1/01/39	7/24 at 100.00	BBB-	2,155,212
3,065	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,404,602
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47 (UB) (6)	7/27 at 100.00	AA-	8,730,960
500	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A, 4.000%, 8/01/38	8/28 at 100.00	BBB	540,080
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
1,300	5.000%, 12/01/40, 144A	6/25 at 100.00	BBB-	1,449,032
3,900	5.000%, 12/01/45, 144A	6/25 at 100.00	BBB-	4,331,496
	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
5,000	5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	5,466,850
4,000	5.500%, 12/01/46, 144A	12/26 at 100.00	BB-	4,307,080
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017B:
4,785	4.000%, 2/15/44 (UB) (6)	8/27 at 100.00	AA+	5,222,253
10,685	4.000%, 2/15/46 (UB) (6)	8/27 at 100.00	AA+	11,634,149
21,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2018A, 4.000%, 3/15/48 (UB) (6)	9/28 at 100.00	Aa1	23,022,930

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
$2,990	15.115%, 3/15/39, 144A (IF) (6)	3/24 at 100.00	AA+	$5,007,233
4,000	15.132%, 3/15/44, 144A (IF) (6)	3/24 at 100.00	AA	6,633,840
7,630	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A Group C, 4.000%, 3/15/47 (UB) (6)	3/27 at 100.00	AA+	8,300,677
7,500	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 4.000%, 3/15/47 (UB) (6)	3/28 at 100.00	AA+	8,229,150
23,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B, 0.000%, 1/01/45	No Opt. Call	N/R	7,582,510
40,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (5)	1/34 at 100.00	N/R	37,018,620
5,560	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A, 5.000%, 1/01/56	1/27 at 100.00	N/R	5,935,634
5,220	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2013A, 7.650%, 2/01/44	2/21 at 100.00	N/R	5,411,313
9,600	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	9,980,736
12,120	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.760%, 2/01/48	2/28 at 100.00	N/R	13,066,814
	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A:
5,500	4.000%, 11/01/42	11/27 at 100.00	BBB-	5,643,440
9,930	4.000%, 11/01/47	11/27 at 100.00	BBB-	10,150,545
16,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1, 4.000%, 11/15/52 (UB)	11/27 at 100.00	AA	17,258,720
83,625	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 4.000%, 11/15/42 (UB) (6)	5/28 at 100.00	A	90,878,632
4,655	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004, 11.885%, 11/15/41 (Pre-refunded 11/15/22), 144A (IF) (6)	11/22 at 100.00	Aa2 (7)	6,672,291
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,890	3.094%, 10/01/17 (4)	No Opt. Call	N/R	1,892,950
18,995	3.163%, 10/01/27 (4)	7/19 at 101.00	N/R	12,441,725
34,160	3.163%, 10/01/37 (4)	7/19 at 101.00	N/R	22,374,800
70,725	3.231%, 10/01/46 (4)	7/19 at 101.00	N/R	46,324,875
3,535	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured	7/19 at 100.00	BBB	3,587,106
3,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	7/19 at 100.00	A3	3,291,015

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$3,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	7/19 at 100.00	BBB	$3,015,600
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second General Resolution, Fiscal Series 2012FF, 5.000%, 6/15/45 (UB) (6)	6/22 at 100.00	AA+	10,897,900
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Tender Option Bond Trust 2015-XF1011:
2,155	15.286%, 6/15/44 (Pre-refunded 6/15/21), 144A (IF) (6)	6/21 at 100.00	AA+ (7)	2,963,470
3,700	15.304%, 6/15/46, 144A (IF) (6)	6/23 at 100.00	AA+	5,802,377
2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0128, 14.594%, 6/15/44 (Pre-refunded 6/15/21), 144A (IF) (6)	6/21 at 100.00	AA+ (7)	3,085,393
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
2,025	14.614%, 6/15/45, 144A (IF) (6)	6/22 at 100.00	AA+	2,932,321
970	14.625%, 6/15/46, 144A (IF) (6)	6/23 at 100.00	AA+	1,520,601
2,000	14.638%, 6/15/46, 144A (IF) (6)	6/23 at 100.00	AA+	3,136,420
1,320	14.638%, 6/15/46, 144A (IF) (6)	6/23 at 100.00	AA+	2,070,037
24,635	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47 (UB) (6)	12/26 at 100.00	AA+	29,073,488
	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
1,970	15.264%, 6/15/43 (Pre-refunded 6/15/21), 144A (IF) (6)	6/21 at 100.00	AA+ (7)	2,710,464
1,000	15.257%, 6/15/44 (Pre-refunded 6/15/21), 144A (IF) (6)	6/21 at 100.00	AA+ (7)	1,375,680
2,265	15.254%, 6/15/45, 144A (IF) (6)	6/22 at 100.00	AA+	3,281,645
400	15.257%, 6/15/45, 144A (IF) (6)	6/22 at 100.00	AA+	579,580
1,600	15.257%, 6/15/47, 144A (IF) (6)	6/23 at 100.00	AA+	2,494,720
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2:
2,500	5.000%, 7/15/40 (UB) (6)	7/25 at 100.00	AA	2,898,300
5,000	5.000%, 7/15/41 (UB) (6)	7/25 at 100.00	AA	5,790,100
10,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/45 (UB) (6)	1/26 at 100.00	AA	10,754,600
21,900	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 4.000%, 2/01/44 (UB) (6)	2/27 at 100.00	Aa1	23,798,073
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3:
4,490	4.000%, 5/01/42 (UB) (6)	5/28 at 100.00	Aa1	4,931,996
5,990	4.000%, 5/01/43 (UB) (6)	5/28 at 100.00	Aa1	6,573,845
22,500	4.000%, 5/01/44 (UB) (6)	5/28 at 100.00	Aa1	24,674,400

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$8,500	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1, 4.000%, 10/01/41 (UB) (6)	10/27 at 100.00	AA	$9,407,800
13,045	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1, 5.000%, 4/01/43 (UB) (6)	4/28 at 100.00	AA	15,651,521
23,390	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A, 0.000%, 11/15/49	No Opt. Call	Aa3	8,369,644
	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
3,750	11.651%, 11/15/44, 144A (IF) (6)	11/21 at 100.00	AA-	4,816,837
2,500	11.651%, 11/15/44, 144A (IF) (6)	11/21 at 100.00	AA-	3,211,225
	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bond Trust 2016-XG0062:
3,750	12.595%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	AA-	4,960,687
2,000	12.595%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	AA-	2,645,700
2,170	15.146%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	AA-	3,046,137
135,960	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	148,710,329
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
29,000	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	32,451,290
39,835	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	44,639,499
109,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A	11/24 at 100.00	N/R	130,677,300
	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust 2016-XG0018:
1,000	12.836%, 1/15/44, 144A (IF) (6)	1/20 at 100.00	AA+	1,076,980
1,875	13.145%, 1/15/44, 144A (IF) (6)	1/20 at 100.00	AA+	2,019,338
19,365	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Group 2, Series 2017C, 4.000%, 3/15/44 (UB) (6)	9/27 at 100.00	AA+	21,238,951
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017C:
3,440	4.000%, 3/15/43 (UB) (6)	9/27 at 100.00	AA+	3,775,572
20,265	4.000%, 3/15/45 (UB) (6)	9/27 at 100.00	AA+	22,210,237
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
4,990	5.000%, 7/01/46 – AGM Insured (AMT) (UB) (6)	7/24 at 100.00	A2	5,564,100
4,740	4.000%, 1/01/51 – AGM Insured (AMT) (UB)	7/24 at 100.00	BBB	4,946,380
17,000	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42, 144A (AMT)	7/23 at 100.00	B	17,549,100
3,155	Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series 2017, 5.750%, 7/01/47, 144A (AMT)	7/27 at 100.00	N/R	3,248,451

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	Baa2	$1,668,690
1,720	Otsego County Capital Resource Corporation, New York, Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Ba1	1,785,240
12,200	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43 (UB) (6)	9/28 at 100.00	AA-	13,508,572
50	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	7/19 at 100.00	N/R	50,031
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
50,335	4.000%, 11/15/47 (UB) (6)	5/28 at 100.00	AA-	55,263,300
19,655	4.000%, 11/15/48 (UB) (6)	5/28 at 100.00	AA-	21,548,366
	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006:
33,500	5.000%, 6/01/45	6/27 at 100.00	B+	32,430,345
21,720	5.000%, 6/01/48	6/27 at 100.00	N/R	20,890,513
9,000	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc Project, BAN Series 2018, 0.000%, 10/01/23	No Opt. Call	N/R	9,000,000
1,735	Westchester County Local Development Corporation, New York, Revenue Bonds, Pace University, Series 2014A, 5.000%, 5/01/34	5/24 at 100.00	BBB-	1,904,614
875	Yonkers Industrial Development Agency, New York, Revenue Bonds, St John's Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/19 at 100.00	B-	867,948
1,348,575	Total New York			1,374,497,365
	North Carolina – 0.3%
1,565	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 13.532%, 1/15/42, 144A (IF)	1/21 at 100.00	AA-	1,894,652
1,183	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,228,841
1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,618,944
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 14.887%, 6/01/20, 144A (IF) (6)	No Opt. Call	AA	2,896,500
35,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 0.000%, 11/01/52 (UB) (WI/DD, Settling 7/11/19)	11/29 at 100.00	AA-	37,752,050
2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,845,011
7,385	Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds, Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56	7/33 at 100.00	N/R	7,565,789
51,453	Total North Carolina			55,801,787

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota – 0.1%
$3,300	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	$3,488,100
6,370	North Dakota Public Finance Authority, Capital Financing Program Revenue Bonds, Series 2015C, 5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	AA-	7,256,768
	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070	6.250%, 9/01/23 (4)	No Opt. Call	N/R	1,289,400
14,230	7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	5,976,600
26,970	Total North Dakota			18,010,868
	Ohio – 5.5%
2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 2015-XF2193, 11.912%, 5/01/42, 144A (IF) (6)	5/22 at 100.00	A+	3,245,400
607,650	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Turbo Term Series 2007B, 0.000%, 6/01/47	7/19 at 13.73	N/R	35,401,689
667,450	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Second Subordinate Capital Appreciation Turbo Term Series 2007C, 0.000%, 6/01/52	7/19 at 8.89	N/R	20,937,906
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
945	5.125%, 6/01/24	7/19 at 100.00	Caa3	915,544
4,255	5.375%, 6/01/24	7/19 at 100.00	Caa3	4,158,880
49,180	5.875%, 6/01/30	7/19 at 100.00	Caa3	48,311,973
34,790	5.750%, 6/01/34	7/19 at 100.00	Caa3	33,876,762
32,585	6.000%, 6/01/42	7/19 at 100.00	B-	32,584,022
112,575	5.875%, 6/01/47	7/19 at 100.00	B-	110,478,853
49,640	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa1	49,925,926
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,416,664
4,285	6.000%, 12/01/43	12/22 at 100.00	N/R	4,312,253
	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1:
200	6.250%, 1/15/34, 144A	1/24 at 104.00	N/R	215,794
1,500	6.375%, 1/15/43, 144A	1/24 at 104.00	N/R	1,602,915
4,400	6.500%, 1/15/52, 144A	1/24 at 104.00	N/R	4,693,480
2,405	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,444,394
13,960	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42 (UB) (6)	6/22 at 100.00	A-	14,839,061

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 12.060%, 2/01/44, 144A (IF) (6)	2/24 at 100.00	Aa3	$5,346,638
	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
270	5.000%, 12/01/22	7/19 at 100.00	N/R	270,281
3,250	5.000%, 12/01/32	7/19 at 100.00	N/R	3,250,553
6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,532,940
5,040	Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%, 12/01/41, 144A	12/26 at 100.00	N/R	5,140,145
16,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/49 (UB) (6)	8/28 at 100.00	A2	18,609,920
2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB-	2,576,125
11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (6)	8/26 at 100.00	A2	11,690,770
1,260	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2016-XF2311, 12.047%, 5/01/34, 144A (IF) (6)	7/19 at 100.00	BBB+	1,270,357
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	Ba2	2,029,241
8,685	5.000%, 2/15/33	2/23 at 100.00	Ba2	9,350,618
16,060	5.000%, 2/15/44	2/23 at 100.00	Ba2	17,126,705
7,000	5.000%, 2/15/48	2/23 at 100.00	Ba2	7,451,080
66,810	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (4)	No Opt. Call	N/R	61,465,752
70,000	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT) (WI/DD, Settling 7/11/19)	7/29 at 100.00	B3	74,876,900
16,590	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (4)	No Opt. Call	N/R	15,262,800
42,715	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18 (4)	No Opt. Call	CCC+	43,355,725
17,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21) (4)	No Opt. Call	N/R	18,016,250
26,238	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	24,138,960
3,550	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (4)	No Opt. Call	N/R	3,266,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$15,935	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	$14,660,200
	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
9,780	3.625%, 12/01/33 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	8,997,600
5,950	3.125%, 1/01/34 (4)	No Opt. Call	N/R	5,474,000
3,470	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (4)	No Opt. Call	N/R	3,192,400
7,155	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (4)	No Opt. Call	N/R	6,582,600
20,130	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (4)	No Opt. Call	N/R	20,431,950
11,940	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	B-	12,299,633
	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
1,480	4.250%, 1/15/38 (AMT), 144A	1/28 at 100.00	N/R	1,573,640
4,900	4.500%, 1/15/48 (AMT), 144A	1/28 at 100.00	N/R	5,217,863
15,565	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (AMT)	7/19 at 100.00	N/R	15,591,927
7,302	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (AMT)	7/19 at 100.00	N/R	7,316,531
205	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	214,779
27,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (4)	No Opt. Call	N/R	25,300,000
24,340	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (4)	No Opt. Call	N/R	22,392,800
48,415	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (4)	No Opt. Call	N/R	44,541,800
9,620	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (4)	No Opt. Call	N/R	8,850,400
15,230	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (4)	No Opt. Call	N/R	14,011,600
48,145	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (4)	No Opt. Call	N/R	48,867,175

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$21,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (4)	No Opt. Call	N/R	$19,646,600
14,545	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (4)	No Opt. Call	N/R	14,763,175
16,415	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (4)	No Opt. Call	N/R	15,101,800
8,525	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2A Project, Series 2016B, 5.000%, 12/01/46	12/26 at 100.00	N/R	8,752,959
17,320	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	18,687,934
	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc, Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,562,115
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,143,250
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,279,200
1,200	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB-	1,289,532
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB-	2,430,736
12,000	6.000%, 12/01/42	12/22 at 100.00	BB-	12,847,440
11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (AMT)	7/19 at 100.00	N/R	11,319,662
	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Series 2016A-1:
1,680	6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	1,799,599
3,240	6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	3,437,381
3,390	6.375%, 1/15/51, 144A	1/24 at 104.00	N/R	3,592,315
27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	29,207,550
	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc, Series 2007A:
11,750	6.100%, 7/01/17 (AMT) (4)	No Opt. Call	N/R	118
18,400	6.350%, 7/01/27 (AMT) (4)	8/19 at 100.00	N/R	184
5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc, Series 2007B, 7.250%, 7/01/27 (AMT) (4)	8/19 at 100.00	N/R	50
2,380,100	Total Ohio			1,119,767,774

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma – 0.6%
$7,895	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26, 144A	8/21 at 100.00	N/R	$8,848,874
27,040	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52	8/28 at 100.00	BB+	32,159,483
	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A:
4,250	0.000%, 11/01/46 (4)	11/26 at 100.00	N/R	1,530,000
6,235	0.000%, 11/01/51 (4)	11/26 at 100.00	N/R	2,244,600
	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017:
1,000	5.250%, 11/15/37	11/25 at 102.00	BBB-	1,140,440
5,830	5.250%, 11/15/45	11/25 at 102.00	BBB-	6,565,513
	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A:
7,510	7.250%, 11/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (7)	7,865,523
10,760	7.250%, 11/01/45 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (7)	11,269,378
29,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	31,555,480
5,350	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001A, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	5,823,208
10,705	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	11,651,857
115,575	Total Oklahoma			120,654,356
	Oregon – 0.2%
1,600	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40 (Pre-refunded 9/01/20), 144A	9/20 at 100.00	N/R (7)	1,691,536
815	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A, 5.250%, 6/15/55, 144A	6/27 at 102.00	N/R	826,337
8,590	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2015C, 5.000%, 10/01/45 (UB) (6)	10/25 at 100.00	AA-	9,684,366
	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A:
550	5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	573,183
1,650	5.750%, 6/15/46, 144A	6/25 at 100.00	N/R	1,725,075
3,625	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.250%, 6/15/51	6/25 at 100.00	N/R	3,678,541
1,940	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 7.000%, 11/01/37	7/19 at 100.50	N/R	1,902,519

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
$275	4.850%, 10/01/20	7/19 at 100.00	N/R	$274,981
130	5.000%, 10/01/21	7/19 at 100.00	N/R	129,204
725	5.350%, 10/01/31	7/19 at 100.00	N/R	681,703
8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (AMT)	7/19 at 100.00	N/R	8,290,344
3,125	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.375%, 7/01/45	7/25 at 100.00	N/R	3,306,000
	Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018:
385	4.000%, 6/15/38	6/28 at 100.00	N/R	406,317
800	4.375%, 6/15/43	6/28 at 100.00	N/R	848,952
2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	7/19 at 100.00	N/R	2,514,596
34,960	Total Oregon			36,533,654
	Pennsylvania – 3.2%
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
13,355	6.750%, 11/01/24	11/19 at 100.00	B	13,527,680
12,225	6.875%, 5/01/30	11/19 at 100.00	B	12,317,910
9,735	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	B	10,236,255
12,775	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B	13,033,821
	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
1,250	6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	BBB (7)	1,402,163
2,500	7.000%, 11/01/40 (Pre-refunded 11/01/21)	11/21 at 100.00	BBB (7)	2,816,150
2,905	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	3,078,428
	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017:
2,400	6.000%, 7/01/37, 144A	7/24 at 100.00	N/R	2,431,968
11,015	6.250%, 7/01/47, 144A	7/24 at 100.00	N/R	11,165,465
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
3,890	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	4,258,072
15,420	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	16,923,296

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
$2,425	5.000%, 5/01/32, 144A	5/27 at 100.00	Ba3	$2,750,265
17,330	5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	19,021,581
39,530	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (4)	No Opt. Call	N/R	36,367,600
16,600	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21) (4)	No Opt. Call	N/R	16,849,000
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
4,035	4.375%, 1/01/35 (Mandatory Put 7/01/22) (4)	No Opt. Call	N/R	4,095,525
35,590	3.500%, 4/01/41 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	32,742,800
36,622	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (4)	No Opt. Call	N/R	33,692,240
20,075	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (4)	No Opt. Call	N/R	18,469,000
17,965	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/47 (UB)	11/27 at 100.00	A3	20,599,208
2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bond Trust 2015-XF2049, 14.336%, 11/01/44, 144A (IF) (6)	5/22 at 100.00	A	2,861,962
1,250	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, US Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B	1,321,213
	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
705	5.000%, 12/01/30	12/25 at 100.00	N/R	740,039
680	5.000%, 12/01/35	12/25 at 100.00	N/R	706,411
1,400	5.250%, 12/01/45	12/25 at 100.00	N/R	1,469,804
11,750	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BB+	12,165,245
6,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.250%, 10/15/47	4/27 at 100.00	BB+	6,385,620
	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014:
1,600	5.000%, 10/01/39	10/24 at 100.00	BBB-	1,730,784
785	5.000%, 10/01/44	10/24 at 100.00	BBB-	844,464

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018:
$550	5.000%, 3/01/38, 144A	3/28 at 100.00	N/R	$579,607
1,500	5.125%, 3/01/48, 144A	3/28 at 100.00	N/R	1,578,660
700	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2019, 5.000%, 9/30/19, 144A	7/19 at 100.00	N/R	700,497
1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	1,654,892
3,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 4.000%, 7/15/43 (UB) (6)	1/28 at 100.00	A-	3,166,290
1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	BBB-	1,063,980
3,540	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	3,771,091
6,164	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	6,351,077
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
7,000	4.000%, 9/01/49 (UB) (6)	9/29 at 100.00	A	7,431,970
4,630	0.000%, 9/01/51 (UB)	9/29 at 100.00	N/R	4,899,188
1,440	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 13.933%, 8/01/38 (Pre-refunded 8/01/20), 144A (IF) (6)	8/20 at 100.00	N/R (7)	1,687,795
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	1,113,100
	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bond Trust 2016-XG0063:
945	12.772%, 2/15/31, 144A (IF) (6)	8/23 at 100.00	Aa1	1,434,557
1,340	12.790%, 2/15/32, 144A (IF) (6)	8/23 at 100.00	Aa1	2,027,246
1,410	12.781%, 2/15/33, 144A (IF) (6)	8/23 at 100.00	Aa1	2,129,354
1,480	12.799%, 2/15/34, 144A (IF) (6)	8/23 at 100.00	Aa1	2,231,736
1,071	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.500%, 12/31/23	7/19 at 100.00	N/R	321,406
227	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.500%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	67,979
4,835	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	5,449,625

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$20,520	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (4)	No Opt. Call	N/R	$18,878,400
12,920	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (4)	No Opt. Call	N/R	11,886,400
58,420	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B3	62,771,706
8,850	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory Put 9/01/20)	No Opt. Call	B3	9,052,665
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	1,017,960
	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, CarbonLITE P, LLC Project, Series 2019:
1,290	5.250%, 6/01/26 (AMT), 144A (WI/DD, Settling 7/10/19)	No Opt. Call	N/R	1,321,437
4,195	5.750%, 6/01/36 (AMT), 144A (WI/DD, Settling 7/10/19)	6/26 at 103.00	N/R	4,381,300
49,920	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.000%, 6/01/31 (AMT)	7/19 at 100.00	N/R	49,945,459
2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	B1	2,170,830
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 2015-XF2189:
750	15.484%, 8/15/41 (Pre-refunded 8/15/21), 144A (IF) (6)	8/21 at 100.00	AA (7)	1,027,215
1,205	15.988%, 8/15/41 (Pre-refunded 8/15/21), 144A (IF) (6)	8/21 at 100.00	AA (7)	1,663,008
4,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A3	5,153,080
	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
1,445	5.000%, 7/01/37	7/27 at 100.00	BB	1,563,620
1,575	5.000%, 7/01/42	7/27 at 100.00	BB	1,685,234
3,605	5.000%, 7/01/49	7/27 at 100.00	BB	3,836,982
910	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	7/19 at 100.00	Baa3	911,092
3,091	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36 (4)	7/19 at 100.00	N/R	30,912
2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,270,006
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
855	6.050%, 5/01/23	7/19 at 100.00	N/R	829,410
985	6.250%, 5/01/33	7/19 at 100.00	N/R	904,585

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Southwest Leadership Academy, Series 2017:
$345	6.470%, 11/01/37	11/27 at 100.00	N/R	$349,609
4,785	6.600%, 11/01/47	11/27 at 100.00	N/R	4,842,420
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,114,570
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	6,797,854
3,380	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB+	3,550,048
	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
1,000	5.625%, 7/01/36	7/22 at 100.00	Ba1	1,083,740
37,235	5.625%, 7/01/42	7/22 at 100.00	Ba1	40,216,034
875	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	883,190
3,100	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	3,354,076
	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016:
2,000	5.000%, 6/01/36	6/26 at 100.00	BB+	2,111,040
5,145	5.000%, 6/01/46	6/26 at 100.00	BB+	5,339,532
23,970	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 4.000%, 6/01/49 (UB) (6)	6/29 at 100.00	Aa3	26,124,663
	Southcentral Pennsylvania General Authority, Revenue Bonds, York Academy Regional Charter School Project, Series 2018A:
8,000	6.000%, 7/15/38, 144A	7/28 at 100.00	N/R	8,783,040
6,000	6.500%, 7/15/48, 144A	7/28 at 100.00	N/R	6,773,460
8,560	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2019, 4.000%, 4/15/54 – BAM Insured (UB) (6)	4/29 at 100.00	A2	9,096,455
638,470	Total Pennsylvania			653,385,051
	Puerto Rico – 4.6%
77,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	7/19 at 14.09	N/R	10,663,730
	Employees Retirement System of the Government of the Commonwealth of Puerto Rico, Senior Pension Funding Bonds, Series 2008B:
30,000	0.000%, 7/01/28	7/19 at 57.00	D	7,652,700
21,865	6.550%, 7/01/58 (4)	7/19 at 100.00	D	10,495,200

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
$3,885	6.125%, 7/01/24	No Opt. Call	C	$4,025,831
108,740	6.000%, 7/01/38	7/19 at 100.00	C	109,827,400
76,025	6.000%, 7/01/44	7/19 at 100.00	C	76,785,250
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
5,700	5.000%, 7/01/19	No Opt. Call	C	5,700,000
7,625	5.500%, 7/01/28	7/22 at 100.00	C	7,767,969
5,020	5.250%, 7/01/29	7/22 at 100.00	C	5,101,575
15,842	5.000%, 7/01/33	7/22 at 100.00	C	15,980,617
17,370	5.125%, 7/01/37	7/22 at 100.00	C	17,521,987
41,840	5.750%, 7/01/37	7/22 at 100.00	C	42,990,600
73,920	5.250%, 7/01/42	7/22 at 100.00	C	74,751,600
32,175	6.000%, 7/01/47	7/22 at 100.00	C	33,100,031
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY:
4	4.050%, 7/01/40 (4)	7/20 at 100.00	D	3,085
62,445	4.050%, 7/01/40	7/20 at 100.00	D	49,565,719
4,505	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD, 3.957%, 7/01/21	7/20 at 100.00	D	3,536,425
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
2,650	3.941%, 7/01/29	7/22 at 100.00	D	2,080,250
5,000	3.957%, 7/01/29	7/22 at 100.00	D	3,925,000
2	3.957%, 7/01/42 (4)	7/22 at 100.00	D	1,533
9,170	3.961%, 7/01/42	7/22 at 100.00	D	7,198,450
3	3.961%, 7/01/42	7/22 at 100.00	D	2,299
41,605	5.000%, 7/01/42	7/22 at 100.00	D	32,659,925
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
6,760	3.957%, 7/01/20	7/19 at 100.00	D	5,306,600
165	3.957%, 7/01/21	7/19 at 100.00	D	129,525
5,115	3.957%, 7/01/22	7/19 at 100.00	D	4,015,275
140	3.957%, 7/01/23	7/19 at 100.00	D	109,900
145	3.957%, 7/01/25	7/19 at 100.00	D	113,825
2,135	3.957%, 7/01/27	7/19 at 100.00	D	1,675,975
8,690	3.957%, 7/01/32	7/19 at 100.00	D	6,821,650
33,330	3.957%, 7/01/37	7/19 at 100.00	D	26,164,050
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
115	3.957%, 7/01/24	7/19 at 100.00	D	90,275
2,000	5.250%, 7/01/34 – NPFG Insured	No Opt. Call	D	2,167,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
$1,025	3.978%, 7/01/21	7/20 at 100.00	D	$807,188
2,420	3.978%, 7/01/23	7/20 at 100.00	D	1,905,750
845	3.978%, 7/01/26	7/20 at 100.00	D	665,438
80	3.978%, 7/01/27	7/20 at 100.00	D	63,000
1,140	3.978%, 7/01/28	7/20 at 100.00	D	897,750
2,750	3.978%, 7/01/31	7/20 at 100.00	D	2,165,625
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
250	3.957%, 7/01/21	7/20 at 100.00	D	196,250
185	3.957%, 7/01/22	7/20 at 100.00	D	145,225
1,510	4.250%, 7/01/23	7/20 at 100.00	D	1,185,350
3,000	3.957%, 7/01/24	7/20 at 100.00	D	2,355,000
2,000	3.926%, 7/01/25	7/19 at 100.00	D	1,570,000
30	3.937%, 7/01/26	7/20 at 100.00	D	23,550
190	3.978%, 7/01/26	7/19 at 100.00	D	149,625
280	3.957%, 7/01/27	7/20 at 100.00	D	219,800
8,625	3.978%, 7/01/27	7/20 at 100.00	D	6,792,187
140	3.957%, 7/01/28	7/20 at 100.00	D	109,900
2,800	3.978%, 7/01/28	7/20 at 100.00	D	2,205,000
1	3.990%, 7/01/28	7/19 at 100.00	D	764
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
1,960	3.926%, 7/01/25	7/20 at 100.00	D	1,538,600
165	3.937%, 7/01/26	7/20 at 100.00	D	129,525
555	3.978%, 7/01/26	7/20 at 100.00	D	437,063
135	3.947%, 7/01/27	7/20 at 100.00	D	105,975
260	3.978%, 7/01/27	7/20 at 100.00	D	204,750
2,800	3.978%, 7/01/35	7/19 at 100.00	D	2,205,000
805	4.019%, 7/01/36	7/20 at 100.00	D	638,969
43,560	3.978%, 7/01/40	7/20 at 100.00	D	34,303,500

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
$475	3.957%, 7/01/18	No Opt. Call	N/R	$368,719
150	3.978%, 7/01/18	No Opt. Call	N/R	117,563
135	3.957%, 7/01/19	No Opt. Call	D	105,638
125	3.957%, 7/01/20	No Opt. Call	D	98,125
3,350	3.978%, 7/01/22	7/20 at 100.00	D	2,638,125
1,620	3.978%, 7/01/23	7/20 at 100.00	D	1,275,750
205	3.957%, 7/01/24	7/20 at 100.00	D	160,925
10,410	3.978%, 7/01/24	7/20 at 100.00	D	8,197,875
16,800	3.978%, 7/01/25	7/20 at 100.00	D	13,230,000
210	3.957%, 7/01/26	7/19 at 100.00	D	164,850
8,915	3.978%, 7/01/26	7/20 at 100.00	D	7,020,562
190	3.957%, 7/01/28	7/19 at 100.00	D	149,150
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
1,595	4.123%, 7/01/33	7/23 at 100.00	D	1,287,962
3	4.102%, 7/01/36 (4)	7/23 at 100.00	D	2,359
6,320	4.102%, 7/01/36	7/23 at 100.00	D	5,087,600
80	4.123%, 7/01/40	7/23 at 100.00	D	64,600
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1, 4.164%, 7/01/20	No Opt. Call	N/R	882,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
105	3.999%, 7/01/20	7/19 at 100.00	D	83,081
1,980	3.999%, 7/01/21	7/19 at 100.00	D	1,566,675
25	3.988%, 7/01/23	7/19 at 100.00	D	19,719
1,550	3.978%, 7/01/25	7/19 at 100.00	D	1,220,625
2,355	3.957%, 7/01/28	7/19 at 100.00	D	1,848,675
13,315	3.978%, 7/01/33	7/19 at 100.00	D	10,485,562
14,040	3.999%, 7/01/38	7/19 at 100.00	D	11,109,150
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE:
3,035	4.036%, 7/01/30	7/20 at 100.00	D	2,401,444
54,460	4.044%, 7/01/32	7/20 at 100.00	D	43,227,625
17,790	4.061%, 7/01/40	7/20 at 100.00	D	14,120,812
14,525	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28	7/19 at 100.00	D	11,420,281
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
8,000	4.750%, 7/01/53	7/28 at 100.00	N/R	7,796,480
89,828	5.000%, 7/01/58	7/28 at 100.00	N/R	90,052,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
$3,205	5.000%, 6/01/20	7/19 at 100.00	C	$3,205,000
2,965	5.000%, 6/01/21	7/19 at 100.00	C	2,961,294
1,930	5.000%, 6/01/22	7/19 at 100.00	C	1,925,175
475	5.000%, 6/01/23	7/19 at 100.00	C	472,625
6,335	5.000%, 6/01/24	7/19 at 100.00	C	6,287,487
5,885	5.000%, 6/01/25	7/19 at 100.00	C	5,826,150
1,170	5.000%, 6/01/26	7/19 at 100.00	C	1,155,375
8,750	5.000%, 6/01/30	7/19 at 100.00	C	8,509,375
	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
4,320	5.000%, 6/01/21	7/19 at 100.00	C	4,314,600
4,590	5.000%, 6/01/22	7/19 at 100.00	C	4,578,525
65	5.000%, 6/01/23	7/19 at 100.00	C	64,675
2,300	5.000%, 6/01/24	7/19 at 100.00	C	2,282,750
500	5.000%, 6/01/25	7/19 at 100.00	C	495,000
3,320	5.000%, 6/01/26	7/19 at 100.00	C	3,278,500
7,158	5.000%, 6/01/30	7/19 at 100.00	C	6,961,155
4,837	5.000%, 6/01/36	7/19 at 100.00	C	4,655,612
1,108,893	Total Puerto Rico			922,130,675
	Rhode Island – 0.2%
6,050	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	6,674,965
	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
1,370	5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (7)	1,597,009
2,500	6.000%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (7)	2,964,650
237,800	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	7/19 at 14.32	CCC+	26,364,886
247,720	Total Rhode Island			37,601,510
	South Carolina – 1.4%
	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015-XF-0145:
510	14.430%, 5/30/22, 144A (IF) (6)	No Opt. Call	A	822,013
500	14.524%, 5/30/22, 144A (IF) (6)	No Opt. Call	A	802,090
1,000	14.524%, 5/30/22, 144A (IF) (6)	No Opt. Call	A	1,545,870
	Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-2:
265	5.750%, 12/01/20, 144A	No Opt. Call	N/R	264,417
2,735	5.750%, 12/01/46, 144A	12/21 at 110.00	N/R	2,683,062

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	7/19 at 100.00	N/R	$1,098,090
14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	2,952,180
15	South Carolina Jobs Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Taxable Series 2014B, 8.000%, 11/15/19, 144A	No Opt. Call	N/R	15,038
15,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-086, 5.000%, 8/15/36, 144A	8/26 at 100.00	Baa1	16,632,000
8,340	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-087, 5.000%, 8/15/41, 144A	8/26 at 100.00	Baa1	9,148,146
2,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A	11/24 at 100.00	N/R	2,255,040
4,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46, 144A	2/25 at 100.00	BB	4,204,000
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	1,521,714
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	12,713,136
5,870	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.750%, 6/15/49, 144A	12/26 at 100.00	Ba1	6,494,392
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Series 2013:
750	5.000%, 5/01/43	5/23 at 100.00	N/R	775,545
1,255	5.125%, 5/01/48	5/23 at 100.00	N/R	1,301,008
19,495	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 4.000%, 11/01/48 (UB) (6)	5/28 at 100.00	AA-	20,986,562
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A:
9,985	5.000%, 5/01/43 (UB) (6)	5/28 at 100.00	A	11,634,123
8,560	5.000%, 5/01/48 (UB) (6)	5/28 at 100.00	A	9,924,464
15,055	South Carolina Jobs-Economic Development Authority, Solid Waste Recycling Facilites Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 0.000%, 1/01/28 (AMT) (4)	1/22 at 100.00	N/R	1,957,150
	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B:
6,780	5.000%, 12/01/46 (UB) (6)	12/26 at 100.00	A-	7,839,850
7,770	5.000%, 12/01/56 (UB) (6)	12/26 at 100.00	A-	8,888,569
1,700	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43 (UB) (6)	6/22 at 100.00	A-	1,814,495
28,660	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50 (UB) (6)	6/25 at 100.00	A-	32,251,385

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46 (UB) (6)	12/24 at 100.00	A-	$11,187,200
2,185	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48 (UB) (6)	12/23 at 100.00	A-	2,396,748
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,575	5.000%, 12/01/49 (UB) (6)	6/24 at 100.00	A-	2,849,135
68,695	5.500%, 12/01/54 (UB) (6)	6/24 at 100.00	A-	77,444,682
4,970	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55 (UB) (6)	12/25 at 100.00	A-	5,698,055
1,500	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/37	12/23 at 100.00	N/R	1,552,725
7,990	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42	7/19 at 100.00	N/R	7,991,598
3,760	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41	7/19 at 100.00	N/R	3,760,752
274,092	Total South Carolina			273,405,234
	South Dakota – 0.1%
6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32, 144A	3/24 at 100.00	N/R	6,354,624
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 2016-XG0096:
2,905	13.337%, 11/01/40, 144A (IF) (6)	11/19 at 100.00	AA-	3,045,573
1,250	13.342%, 11/01/40, 144A (IF) (6)	11/19 at 100.00	AA-	1,310,512
250	13.342%, 11/01/40, 144A (IF) (6)	11/19 at 100.00	AA-	262,103
10,805	Total South Dakota			10,972,812
	Tennessee – 1.8%
2,000	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/47	1/25 at 102.00	N/R	2,082,400
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,468,907
815	0.000%, 12/01/25, 144A	No Opt. Call	N/R	593,369
845	0.000%, 12/01/26, 144A	No Opt. Call	N/R	581,706
12,690	0.000%, 12/01/31, 144A	No Opt. Call	N/R	6,503,117
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
6,650	5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	6,827,821
7,220	5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	7,373,642

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1023:
$2,545	13.442%, 1/01/40 (Pre-refunded 8/15/21), 144A (IF) (6)	8/21 at 100.00	A1 (7)	$3,608,479
865	13.431%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	A1 (7)	1,219,598
2,500	13.447%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	A1 (7)	3,526,325
64,160	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40 (UB) (6)	7/28 at 100.00	Baa1	67,536,099
2,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	Baa1	2,125,500
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
7,230	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	6,581,397
57,375	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	50,433,199
4,485	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.875%, 3/01/44	3/24 at 100.00	CCC+	4,757,015
	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A:
3,530	5.500%, 7/01/37	7/27 at 100.00	N/R	3,854,019
4,750	5.625%, 1/01/46	7/27 at 100.00	N/R	5,158,738
13,790	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 0.000%, 6/15/47, 144A (4)	6/27 at 100.00	N/R	8,274,000
1,235	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017B, 0.000%, 6/15/22, 144A (4)	No Opt. Call	N/R	741,000
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E:
3,975	5.250%, 6/01/47, 144A	6/26 at 100.00	N/R	4,227,969
3,250	5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	3,460,925
16,615	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB)	7/26 at 100.00	Aa1	19,006,895
19,965	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48 (UB) (6)	7/27 at 100.00	A3	22,907,242
1,450	Shelby County Health, Educational and Housing Facility Board, Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,473,374
	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
18,170	7.375%, 6/01/37, 144A	6/27 at 100.00	N/R	20,106,922
17,235	7.500%, 6/01/47, 144A	6/27 at 100.00	N/R	18,969,358

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$66,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	$80,614,833
11,885	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	7/19 at 100.00	N/R	10,837,931
355,435	Total Tennessee			364,851,780
	Texas – 4.5%
4,000	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019, 6.500%, 9/01/48, 144A	9/29 at 100.00	N/R	4,128,640
3,000	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019, 6.750%, 9/01/48, 144A	9/29 at 100.00	N/R	3,095,310
4,235	Anson Education Facilities Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45 – FED BQ Insured	8/26 at 100.00	BBB-	4,584,938
	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017:
750	5.000%, 9/01/37	9/27 at 100.00	N/R	764,550
1,470	5.250%, 9/01/47	9/27 at 100.00	N/R	1,499,224
	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018:
2,100	5.125%, 9/01/38, 144A	9/28 at 100.00	N/R	2,144,520
3,905	5.250%, 9/01/47, 144A	9/28 at 100.00	N/R	3,990,207
185	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB- (7)	195,615
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
490	5.000%, 6/15/36	6/21 at 100.00	BB	499,937
1,245	5.000%, 6/15/46	6/21 at 100.00	BB	1,264,161
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A:
1,000	5.000%, 8/15/38	8/27 at 100.00	N/R	1,025,430
1,800	5.000%, 8/15/48	8/27 at 100.00	N/R	1,833,570
900	5.000%, 8/15/53	8/27 at 100.00	N/R	910,557
2,720	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.625%, 8/15/46	8/21 at 100.00	BB+	2,747,472
6,340	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	9/23 at 103.00	N/R	6,600,003
	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
1,000	5.750%, 9/01/33, 144A	9/23 at 103.00	N/R	1,036,700
3,775	6.125%, 9/01/45, 144A	9/23 at 103.00	N/R	3,911,693
5,435	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	9/23 at 103.00	N/R	5,662,944

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,800	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 6.200%, 9/01/47, 144A	9/27 at 100.00	N/R	$3,922,284
8,395	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	8,710,988
	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Whisper Valley Public Improvement District Improvement Area 1, Series 2019:
1,405	4.625%, 11/01/39, 144A	11/29 at 100.00	N/R	1,429,770
2,615	4.750%, 11/01/48, 144A	11/29 at 100.00	N/R	2,659,743
	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	0.000%, 8/15/31 (4)	8/21 at 100.00	N/R	1,032,900
3,525	0.000%, 8/15/41 (4)	8/21 at 100.00	N/R	2,326,500
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
1,690	5.125%, 9/01/38, 144A	9/28 at 100.00	N/R	1,739,061
4,230	5.250%, 9/01/47, 144A	9/28 at 100.00	N/R	4,337,950
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
4,230	5.500%, 9/01/38, 144A	9/28 at 100.00	N/R	4,358,550
7,480	5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	7,686,897
	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	1,495,588
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,493,466
3,750	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1B Project, Series 2018, 5.250%, 9/01/44, 144A	9/28 at 100.00	N/R	3,859,650
	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,066,938
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,573,360
5,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	5,138,300
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016:
575	4.800%, 9/01/37	9/26 at 100.00	N/R	582,268
1,000	5.250%, 9/01/46	9/26 at 100.00	N/R	1,013,030
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018:
325	5.375%, 9/01/38, 144A	9/28 at 100.00	N/R	340,789
415	5.500%, 9/01/46, 144A	9/28 at 100.00	N/R	435,049

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
$1,120	5.625%, 9/01/38	9/28 at 100.00	N/R	$1,173,816
1,700	5.750%, 9/01/47	9/28 at 100.00	N/R	1,781,226
1,100	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.875%, 9/01/40	9/20 at 103.00	N/R	1,129,458
	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,821,942
5,000	6.250%, 9/01/40	9/22 at 103.00	N/R	5,203,950
3,115	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	3,241,376
1,245	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	1,274,967
5,975	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,097,189
10,640	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	10,850,246
	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
700	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	712,208
1,650	5.250%, 9/01/46, 144A	9/22 at 103.00	N/R	1,682,043
1,575	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	1,651,088
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/42	1/23 at 100.00	Baa2	1,081,820
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	Baa1	1,801,783
4,000	0.000%, 1/01/29	No Opt. Call	Baa1	3,140,520
20,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (7)	21,576,800
6,000	City Of Celina, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, The Columns Public Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A	9/28 at 100.00	N/R	6,159,240
	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018:
1,835	5.600%, 9/01/38	9/28 at 100.00	N/R	1,873,076
3,100	5.700%, 9/01/47	9/28 at 100.00	N/R	3,166,278
7,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc-Raul Yzaguirre School for Success, Refunding Series 2009A, 9.000%, 2/15/38	7/19 at 100.00	B	7,514,550
900	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 4.400%, 12/01/47	12/22 at 100.00	BBB-	913,077

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,065	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.600%, 12/01/49	12/24 at 100.00	BBB-	$3,159,647
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
1,490	6.250%, 9/01/35	9/23 at 103.00	N/R	1,514,749
3,500	6.500%, 9/01/46	9/23 at 103.00	N/R	3,550,540
1,200	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	1,254,732
6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB-	6,645,380
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
920	6.625%, 9/01/31	9/23 at 100.00	N/R	1,080,926
7,010	6.375%, 9/01/42	9/23 at 100.00	N/R	7,996,447
9,175	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	10,021,118
	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
1,400	6.500%, 9/01/36	9/19 at 103.00	N/R	1,437,156
2,000	6.750%, 9/01/43	9/19 at 103.00	N/R	2,047,040
3,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	3,639,615
3,775	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	3,925,585
2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	7/19 at 100.00	B3	2,542,928
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
820	8.625%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (7)	829,602
8,265	9.000%, 9/01/38 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (7)	8,366,329
	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017:
1,200	4.500%, 9/01/37	9/27 at 100.00	N/R	1,222,944
1,260	5.000%, 9/01/44	9/27 at 100.00	N/R	1,312,189
	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014:
500	6.625%, 9/01/37 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (7)	519,255
525	6.750%, 9/01/44 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (7)	545,323
500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 7.000%, 9/01/33 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (7)	519,525

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017:
$1,530	4.625%, 9/01/37	9/27 at 100.00	N/R	$1,572,733
2,345	5.000%, 9/01/47	9/27 at 100.00	N/R	2,437,229
2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc Project, Series 2013B, 7.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB- (7)	2,975,250
600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	138,036
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,400	0.000%, 11/15/23 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	1,300,180
475	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	Baa2	424,531
2,270	0.000%, 11/15/25 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	2,016,214
13,760	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	Baa2	11,541,475
520	0.000%, 11/15/26 – NPFG Insured (ETM) (WI/DD, Settling 7/01/19)	No Opt. Call	Baa2 (7)	452,358
4,400	0.000%, 11/15/26 (WI/DD, Settling 7/01/19)	No Opt. Call	Baa2	3,570,072
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	BB+	3,918,900
480	0.000%, 11/15/28 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	397,978
11,595	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	Baa2	8,761,298
125	0.000%, 11/15/29 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	100,861
10,400	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	Baa2	7,577,232
2,070	0.000%, 11/15/30 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	1,623,211
12,645	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	Baa2	8,828,992
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	3,341,750
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BB+	1,195,450
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BB+	1,136,436
35	0.000%, 11/15/35	11/31 at 78.18	BB+	17,942
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BB+	1,994,304
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	BB+	684,222
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BB+	809,153
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	BB+	443,785
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	BB+	3,697,062
17,665	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BB+	6,089,655
1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A-	700,046

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
$100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	BB	$56,291
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.71	BB	320,704
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	BB	708,694
25	0.000%, 11/15/34 – NPFG Insured (Pre-refunded 11/15/24)	11/24 at 55.69	Baa2 (7)	12,632
190	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BB	89,262
555	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	245,393
3,535	0.000%, 11/15/38 – NPFG Insured (Pre-refunded 11/15/24)	11/24 at 43.83	Baa2 (7)	1,405,657
6,465	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	BB	2,380,090
8,430	0.000%, 11/15/39 (Pre-refunded 11/15/24)	11/24 at 41.26	Baa2 (7)	3,155,686
9,245	0.000%, 11/15/39	11/24 at 41.26	BB	3,200,804
	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	A2	685,769
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A2	12,209,703
10,750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A2	4,264,955
9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	9,548,318
7,335	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36 – FED BQ Insured	7/19 at 100.00	N/R	7,334,193
7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (AMT)	7/21 at 100.00	Ba3	7,540,120
7,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	BB	8,301,975
2,650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	2,956,313
35,720	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	36,778,384
	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 1 Project, Series 2018:
1,315	5.000%, 9/01/38, 144A	9/28 at 100.00	N/R	1,349,926
1,175	5.375%, 9/01/38, 144A	9/28 at 100.00	N/R	1,205,691
1,930	5.125%, 9/01/47, 144A	9/28 at 100.00	N/R	1,982,419
1,770	5.500%, 9/01/47, 144A	9/28 at 100.00	N/R	1,817,277
	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 1 Project, Series 2019:
1,000	4.625%, 9/01/39, 144A	9/29 at 100.00	N/R	1,012,900
1,180	4.750%, 9/01/44, 144A	9/29 at 100.00	N/R	1,195,128
1,000	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.875%, 9/01/44, 144A	9/29 at 100.00	N/R	994,910

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,765	Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs Public Improvement District Project, Series 2018, 5.300%, 9/01/48, 144A	9/28 at 100.00	N/R	$2,841,563
1,100	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Northern Improvement Area Major Improvement Project, Series 2017, 5.375%, 9/01/47, 144A	9/26 at 100.00	N/R	1,116,566
3,900	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 5.000%, 9/01/47, 144A	9/26 at 100.00	N/R	3,948,906
	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014:
775	5.750%, 9/01/38	9/19 at 103.00	N/R	782,053
750	5.875%, 9/01/44	9/19 at 103.00	N/R	757,350
	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Master Improvement Area Project, Series 2017:
560	5.125%, 9/01/27, 144A	No Opt. Call	N/R	568,406
2,165	6.000%, 9/01/46, 144A	9/27 at 100.00	N/R	2,235,233
1,145	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Neighborhood Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A	9/26 at 100.00	N/R	1,181,629
	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phase I, Refunding & Improvement Series 2018:
95	0.000%, 9/01/22, 144A	No Opt. Call	N/R	84,177
6,715	5.250%, 9/01/44, 144A	9/28 at 100.00	N/R	6,931,424
5,175	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%, 9/01/47, 144A	9/27 at 100.00	N/R	5,308,670
	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 2-3 Project, Series 2018:
725	5.750%, 9/01/38, 144A	9/28 at 100.00	N/R	760,184
1,350	5.875%, 9/01/47, 144A	9/28 at 100.00	N/R	1,415,151
1,500	Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	1,523,010
	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Improvement Area 2 Project, Refunding & Improvement Series 2018:
70	0.000%, 9/01/19, 144A	No Opt. Call	N/R	69,521
70	0.000%, 9/01/20, 144A	No Opt. Call	N/R	66,687
70	0.000%, 9/01/21, 144A	No Opt. Call	N/R	63,790
70	0.000%, 9/01/22, 144A	No Opt. Call	N/R	60,939
70	0.000%, 9/01/23, 144A	No Opt. Call	N/R	58,089
12,465	5.750%, 9/01/48, 144A	9/28 at 100.00	N/R	12,903,643

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Major Improvement Area Project, Refunding Series 2018:
$125	0.000%, 9/01/19, 144A	No Opt. Call	N/R	$124,093
125	0.000%, 9/01/20, 144A	No Opt. Call	N/R	118,678
125	0.000%, 9/01/21, 144A	No Opt. Call	N/R	113,189
125	0.000%, 9/01/22, 144A	No Opt. Call	N/R	107,814
125	0.000%, 9/01/23, 144A	No Opt. Call	N/R	102,471
125	0.000%, 9/01/24, 144A	No Opt. Call	N/R	97,303
125	0.000%, 9/01/25, 144A	No Opt. Call	N/R	92,085
6,300	6.750%, 9/01/48, 144A	9/28 at 100.00	N/R	6,512,121
1,755	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019, 5.750%, 9/01/49, 144A (WI/DD, Settling 7/11/19)	9/29 at 100.00	N/R	1,760,195
1,670	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Neighborhood Improvement Area 1 Project, Series 2019, 5.250%, 9/01/49, 144A (WI/DD, Settling 7/11/19)	9/29 at 100.00	N/R	1,675,093
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015:
500	5.375%, 9/15/35	9/20 at 103.00	N/R	514,810
395	5.500%, 9/15/40	9/20 at 103.00	N/R	406,127
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019:
1,170	4.250%, 9/15/39, 144A (WI/DD, Settling 7/11/19)	9/29 at 100.00	N/R	1,174,750
1,860	4.375%, 9/15/49, 144A (WI/DD, Settling 7/11/19)	9/29 at 100.00	N/R	1,858,345
	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
850	5.250%, 9/01/38, 144A	9/28 at 100.00	N/R	883,788
1,595	5.375%, 9/01/48, 144A	9/28 at 100.00	N/R	1,647,906
1,510	5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	1,551,208
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
1,000	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	1,002,960
2,300	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	2,306,716
15,235	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	16,309,677
19,595	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (AMT)	12/23 at 103.00	N/R	20,063,125
17,430	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (4)	1/26 at 102.00	N/R	15,687,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A:
$1,595	5.625%, 8/15/39, 144A	8/24 at 100.00	N/R	$1,655,466
3,340	5.750%, 8/15/49, 144A	8/24 at 100.00	N/R	3,463,914
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc, Series 2016A:
2,095	5.000%, 8/01/36, 144A	8/21 at 100.00	BB+	2,134,679
6,005	5.000%, 8/01/46, 144A	8/21 at 100.00	BB+	6,085,227
8,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2016A, 5.000%, 8/15/46, 144A	8/21 at 100.00	BB	8,643,055
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
1,975	5.000%, 8/15/37, 144A	8/21 at 100.00	BB	2,017,087
3,085	5.125%, 8/15/47, 144A	8/21 at 100.00	BB	3,144,016
4,305	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	4,497,347
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Senior Living Langford Project, Series 2016:
670	5.375%, 11/15/36	11/26 at 100.00	N/R	715,915
1,000	5.500%, 11/15/46	11/26 at 100.00	N/R	1,057,580
2,000	5.500%, 11/15/52	11/26 at 100.00	N/R	2,107,480
7,260	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	BBB-	7,438,088
1,490	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48	4/26 at 100.00	BBB-	1,557,527
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,840	5.000%, 7/01/24	No Opt. Call	CCC	1,692,248
10,600	5.000%, 7/01/35	7/25 at 100.00	CCC	9,878,988
115,200	5.000%, 7/01/47	7/25 at 100.00	CCC	108,503,424
1,800	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B, 4.375%, 7/01/21	No Opt. Call	CCC	1,710,018
9,965	New Hope Cultural Educational Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Children's Health Systems of Texas Project, Series 2017A, 4.000%, 8/15/40 (UB) (6)	8/27 at 100.00	Aa2	10,796,679

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2017A:
$1,000	5.000%, 6/15/37	6/22 at 100.00	N/R	$1,028,690
1,950	5.000%, 6/15/42	6/22 at 100.00	N/R	1,997,209
3,000	5.250%, 6/15/48	6/22 at 100.00	N/R	3,087,390
1,500	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Wildridge Public Imporvement District 1 Improvement Area 2 Project, Series 2018, 4.500%, 9/01/48, 144A	9/25 at 100.00	N/R	1,529,040
	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017:
500	5.000%, 9/01/45	9/27 at 100.00	N/R	522,455
865	5.000%, 9/01/47	9/27 at 100.00	N/R	902,636
	Pottsboro Higher Education Finance Corporation, Texas, Education Revenue Bonds, Imagine International Academy of North Texas, LLC, Series 2016A:
655	5.000%, 8/15/36	8/26 at 100.00	N/R	698,970
1,000	5.000%, 8/15/46	8/26 at 100.00	N/R	1,049,370
	Princeton, Texas, Special Assessment Revenue Bonds, Arcadia Farms Public Improvement District Phase 8 & 9 Project, Series 2019:
540	4.250%, 9/01/39, 144A	9/29 at 100.00	N/R	542,635
704	4.375%, 9/01/49, 144A	9/29 at 100.00	N/R	705,971
	Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public Improvement District Phase 1 Project, Series 2019:
655	4.875%, 9/01/39	9/29 at 100.00	N/R	671,860
1,000	5.000%, 9/01/49	9/29 at 100.00	N/R	1,025,590
6,705	Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public Improvement District Major improvement Project, Series 2018, 6.500%, 9/01/48, 144A	9/28 at 100.00	N/R	6,918,957
3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba2	3,780,419
	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012:
6,280	7.000%, 12/15/32 (4)	12/21 at 100.00	N/R	4,160,500
3,800	7.250%, 12/15/42 (4)	12/21 at 100.00	N/R	2,517,500
14,375	7.250%, 12/15/47 (4)	12/21 at 100.00	N/R	9,523,437
4,290	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (7)	4,943,152
3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,854,235
485	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 6.000%, 9/15/46	3/24 at 102.00	N/R	482,371
2,700	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Improvement Area 1 Project, Series 2017, 5.000%, 9/15/48, 144A	9/27 at 100.00	N/R	2,772,927

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$4,200	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Major Improvement Area Project, Series 2017, 5.250%, 9/15/48, 144A	9/27 at 100.00	N/R	$4,263,966
	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019:
3,800	5.750%, 9/01/39, 144A	9/28 at 100.00	N/R	4,083,632
5,000	5.750%, 9/01/48, 144A	9/28 at 100.00	N/R	5,168,600
100	Sanger Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, Texas Pellets Inc Project, Refunding Series 2012B, 8.000%, 7/01/38 (AMT) (4)	7/22 at 100.00	N/R	25,000
4,025	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 0.000%, 11/15/45 (4)	11/25 at 100.00	D	2,817,500
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A:
240	6.625%, 11/15/37	5/27 at 100.00	N/R	275,868
5,875	6.750%, 11/15/47	5/27 at 100.00	N/R	6,700,672
5,865	6.750%, 11/15/52	5/27 at 100.00	N/R	6,668,564
1,755	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, MRC Methodist Retirement Communities Stevenson Oaks Project, Series 2018, 10.000%, 3/15/23, 144A	7/19 at 100.00	N/R	1,755,035
4,500	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2007, 0.000%, 11/15/37 (4)	7/19 at 100.00	D	3,150,000
3,140	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2014, 0.000%, 11/15/41 (4)	11/24 at 100.00	D	2,198,000
705	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 0.000%, 11/15/35 (4)	11/25 at 100.00	D	493,500
2,075	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,125,651
	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2016A:
1,000	6.375%, 2/15/48	2/27 at 100.00	N/R	1,104,820
1,000	6.375%, 2/15/52	2/27 at 100.00	N/R	1,102,140
2,995	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, inc Project, Fixed Rate Series 2012, 4.125%, 12/01/45	2/25 at 100.00	Baa3	3,058,644
100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A-	111,281
1,900	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	BBB-	1,949,362

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
$6,665	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	$7,837,973
3,660	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	4,252,444
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	9,059,751
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	2,875,755
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	10,949,744
3,040	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	7/19 at 100.00	BB-	3,046,202
12,608	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El Shaddai Village and St James Manor Apartments Project, Series 2016, 4.850%, 12/01/56, 144A	1/34 at 100.00	N/R	13,278,842
3,470	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.625%, 9/01/47	9/28 at 100.00	N/R	3,579,964
5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB+ (7)	5,909,695
1,653	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2017, 4.250%, 12/01/44	12/25 at 100.00	N/R	1,662,951
4,000	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 5.000%, 9/01/47	9/27 at 100.00	N/R	4,055,960
	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	3,097,055
2,755	6.250%, 9/01/40	9/25 at 100.00	N/R	2,823,958
7,045	6.375%, 9/01/45	9/25 at 100.00	N/R	7,266,424
993,960	Total Texas			913,925,234
	Utah – 0.3%
11,315	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT)	12/27 at 100.00	N/R	11,322,581
900	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (AMT)	No Opt. Call	N/R	966,411
2,580	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 6.000%, 4/15/45, 144A	4/20 at 100.00	BB+	2,615,939
11,315	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2016B, 4.000%, 5/15/47 (UB) (6)	5/24 at 100.00	AA+	11,939,814
3,000	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2017A, 5.000%, 10/15/40	10/27 at 100.00	BBB-	3,216,510
2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BBB-	2,152,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
$1,730	6.500%, 10/15/33	7/19 at 100.00	BB+	$1,733,304
2,650	6.750%, 10/15/43	7/19 at 100.00	BB+	2,654,770
5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	N/R (7)	5,803,251
5,180	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A	7/27 at 100.00	BB	5,573,266
	Utah State Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A:
815	5.000%, 2/15/36, 144A	2/26 at 100.00	BB	865,359
1,705	5.000%, 2/15/46, 144A	2/26 at 100.00	BB	1,782,032
3,995	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	7/19 at 100.00	BBB-	4,003,110
7,155	Weber County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Variable Rate Demand Series 2000C, 1.910%, 2/15/35	6/19 at 100.00	AA+	7,155,000
59,485	Total Utah			61,784,047
	Virgin Islands – 1.3%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
2,900	4.000%, 10/01/22	No Opt. Call	N/R	2,856,500
5,185	5.000%, 10/01/32	10/22 at 100.00	N/R	4,899,825
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
3,835	5.000%, 10/01/19	No Opt. Call	N/R	3,835,000
2,500	5.000%, 10/01/20	No Opt. Call	N/R	2,496,875
16,050	5.000%, 10/01/24	No Opt. Call	N/R	15,849,375
8,250	5.000%, 10/01/30	10/24 at 100.00	N/R	7,878,750
36,815	5.000%, 10/01/39	10/24 at 100.00	N/R	34,698,137
500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	N/R	470,000
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A:
7,625	5.000%, 10/01/24	No Opt. Call	N/R	7,529,688
1,200	5.000%, 10/01/29	10/24 at 100.00	N/R	1,152,000
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1:
15	5.000%, 10/01/24	10/19 at 100.00	Caa2	15,131
225	5.000%, 10/01/29	10/19 at 100.00	Caa2	226,406
525	5.000%, 10/01/39	10/19 at 100.00	Caa2	525,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
$16,100	5.000%, 10/01/25	10/20 at 100.00	Caa2	$16,401,875
11,845	5.000%, 10/01/29	10/20 at 100.00	Caa2	11,993,062
5,596	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	5,707,920
2,971	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	Caa2	2,996,996
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
2,545	5.000%, 10/01/27	10/22 at 100.00	Caa2	2,583,175
17,870	5.000%, 10/01/32	10/22 at 100.00	Caa2	17,914,675
7,585	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Caa3	7,490,188
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
12,620	5.000%, 10/01/25	10/20 at 100.00	Caa3	12,714,650
20,780	5.250%, 10/01/29	10/20 at 100.00	Caa3	21,039,750
1,520	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Caa3	1,527,600
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
2,600	6.750%, 10/01/19	No Opt. Call	Caa3	2,603,250
11,870	6.625%, 10/01/29	10/19 at 100.00	Caa3	11,870,000
36,185	6.750%, 10/01/37	10/19 at 100.00	Caa3	36,157,499
20,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, BANS Series 2018B, 7.000%, 7/01/20, 144A	No Opt. Call	N/R	20,020,800
	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A:
65	5.000%, 7/01/22	7/19 at 100.00	Caa2	62,644
20	5.000%, 7/01/25	7/19 at 100.00	Caa2	18,850
975	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/19 at 100.00	Caa2	894,563
256,772	Total Virgin Islands			254,430,184
	Virginia – 1.4%
24,250	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44	11/24 at 100.00	N/R	22,362,137
	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,133	4.125%, 3/01/18 (4)	No Opt. Call	N/R	1,279,800
5,672	4.356%, 3/01/25 (4)	7/19 at 100.00	N/R	3,403,200
10,267	4.455%, 3/01/34 (4)	7/19 at 100.00	N/R	6,160,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$1,074	Celebrate Virginia South Community Development Authority, Special Assessment Revenue Bonds, Celebrate Virginia South Project, Series 2006, 6.250%, 3/01/37 (4)	9/19 at 100.00	N/R	$724,950
1,100	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015, 5.150%, 3/01/35, 144A	3/25 at 100.00	N/R	1,148,741
1,865	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	1,948,925
11,230	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	12,119,865
6,675	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	6,903,152
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	BBB+	6,050,016
5,265	5.000%, 12/01/47	12/23 at 100.00	BBB+	5,676,828
28,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (6)	5/28 at 100.00	Aa2	30,261,000
20,000	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A	7/27 at 100.00	N/R	21,863,600
5,835	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	5,976,149
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
9,065	4.000%, 1/01/47 (UB) (6)	1/27 at 100.00	A	9,536,652
5,000	5.000%, 1/01/47 (UB) (6)	1/27 at 100.00	A	5,789,200
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	A3	1,970,903
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	A3	3,206,635
9,400	0.000%, 10/01/38 – AGC Insured	No Opt. Call	BBB+	4,792,308
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	BBB+	2,249,446
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	BBB+	9,248,890
55,695	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48 (UB) (6)	11/28 at 100.00	AA	60,734,284
	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc - Harbor's Edge Project, Refunding Series 2014:
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	5,264,700
5,250	5.375%, 1/01/46	1/25 at 100.00	N/R	5,664,855
3,320	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	3,473,118
11,065	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	7/19 at 100.00	B-	10,950,035

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$2,400	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	$2,526,840
10,585	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	11,144,417
8,235	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	9,826,496
1,655	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (Mandatory Put 7/01/38), 144A (AMT)	7/23 at 100.00	B	1,728,002
274,496	Total Virginia			273,985,344
	Washington – 1.4%
1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,091,150
	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A:
2,225	5.000%, 12/01/30	12/25 at 100.00	N/R	2,342,235
5,795	5.000%, 12/01/38	12/25 at 100.00	N/R	5,958,998
	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500	6.000%, 12/01/35	12/25 at 100.00	N/R	1,574,415
5,500	6.250%, 12/01/45	12/25 at 100.00	N/R	5,766,310
	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,060	5.500%, 6/01/27 (AMT)	7/19 at 100.00	N/R	1,061,410
3,660	5.600%, 6/01/37 (AMT)	7/19 at 100.00	N/R	3,663,697
600	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	741,768
21,950	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 4.000%, 5/01/43 (AMT) (UB) (6)	5/27 at 100.00	A+	23,362,263
21,525	Port of Tacoma, Washington, Revenue Bonds, Refunding Series 2016B, 5.000%, 12/01/43 (AMT) (UB) (6)	12/26 at 100.00	AA-	24,870,200
4,830	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	7/19 at 100.00	N/R	4,854,971
71,300	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	77,991,505
12,040	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	13,227,264
11,000	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2017B, 4.000%, 8/15/41 (UB) (6)	2/28 at 100.00	AA-	11,844,910
	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2015-XF1018:
500	12.924%, 8/15/40, 144A (IF) (6)	8/25 at 100.00	AA-	779,430
2,125	12.924%, 8/15/45, 144A (IF) (6)	8/25 at 100.00	AA-	3,275,751

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$13,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D, 5.000%, 10/01/38 (UB) (6)	10/24 at 100.00	AA-	$14,547,000
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0132:
1,640	14.638%, 10/01/41, 144A (IF) (6)	10/24 at 100.00	AA-	2,571,438
1,060	14.638%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	1,646,106
600	14.638%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	931,758
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
3,740	12.362%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	5,392,706
2,500	12.372%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA-	3,605,850
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
630	12.372%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA-	866,067
1,510	12.396%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA-	2,075,344
785	12.624%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA-	1,077,742
13,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (6)	10/27 at 100.00	Aa2	15,306,590
	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Tender Option Bond Trust 2015-XF0153:
3,685	12.282%, 10/01/40, 144A (IF) (6)	10/20 at 100.00	AA	4,244,678
1,750	12.285%, 10/01/40, 144A (IF) (6)	10/20 at 100.00	AA	2,015,878
2,500	12.485%, 10/01/40, 144A (IF) (6)	10/20 at 100.00	AA	2,879,825
945	12.174%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA	1,293,648
935	12.485%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA	1,280,417
1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2016-XG0051, 12.499%, 8/15/42, 144A (IF) (6)	8/22 at 100.00	AA-	1,485,641
	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 2016-XF0392:
1,875	13.466%, 10/01/39, 144A (IF)	No Opt. Call	AA-	2,068,238
1,520	13.670%, 10/01/39, 144A (IF) (6)	4/20 at 100.00	AA-	1,676,530
13,438	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26, 144A	No Opt. Call	N/R	13,870,779
1,705	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	1,875,193
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,090	6.500%, 10/01/32, 144A	10/22 at 100.00	N/R	2,241,546
18,225	6.750%, 10/01/47, 144A	10/22 at 100.00	N/R	19,603,357
1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB+	1,109,020

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	$2,752,142
1,500	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,721,445
260,078	Total Washington			290,545,215
	West Virginia – 0.3%
7,368	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	7,670,383
	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	5.000%, 6/01/37	6/27 at 100.00	N/R	2,592,475
5,500	5.250%, 6/01/47	6/27 at 100.00	N/R	5,723,575
3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba2	3,631,831
	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A:
4,745	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	5,133,283
12,885	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	13,964,763
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc, Series 2008:
13,180	6.500%, 10/01/38 (4)	7/19 at 100.00	N/R	9,606,638
22,445	6.750%, 10/01/43 (4)	7/19 at 100.00	N/R	16,243,896
71,948	Total West Virginia			64,566,844
	Wisconsin – 6.4%
15,700	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	15,778,657
	Public Finance Authority Education Revenue Bonds, Wisconsin, Carolina International School, Series 2018A:
1,030	5.250%, 8/01/38, 144A	8/28 at 100.00	BB+	1,116,582
1,240	5.500%, 8/01/48, 144A	8/28 at 100.00	BB+	1,346,962
7,135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	7,245,592
205	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Taxable Series 2017B, 5.750%, 6/15/21, 144A	No Opt. Call	N/R	205,465
5,195	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%, 2/01/46, 144A	2/26 at 100.00	N/R	5,327,369
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A:
1,000	5.000%, 6/15/37, 144A	6/24 at 100.00	N/R	1,023,290
1,630	5.125%, 6/15/47, 144A	6/24 at 100.00	N/R	1,667,474

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A:
$1,090	5.125%, 5/01/36, 144A	5/26 at 100.00	N/R	$1,098,982
3,445	5.250%, 5/01/46, 144A	5/26 at 100.00	N/R	3,456,506
3,030	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB-	3,205,134
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mallard Creek STEM Academy, North Carolina, Series 2019:
3,780	5.125%, 6/15/39, 144A	6/26 at 100.00	N/R	3,833,941
6,280	5.250%, 6/15/49, 144A	6/26 at 100.00	N/R	6,365,534
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mountain Island Charter School, North Carolina, Series 2017B:
1,000	5.000%, 7/01/47	7/24 at 100.00	BBB-	1,064,920
1,000	5.000%, 7/01/52	7/24 at 100.00	BBB-	1,059,280
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
13,455	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	13,258,153
40,715	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	38,468,753
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A:
3,320	5.625%, 6/15/37, 144A	6/24 at 100.00	N/R	3,343,373
17,350	5.875%, 6/15/47, 144A	6/24 at 100.00	N/R	17,456,529
3,010	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45, 144A	3/25 at 100.00	BB+	3,233,462
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A:
1,000	5.375%, 7/01/35, 144A	7/25 at 100.00	N/R	1,040,220
1,590	5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	1,649,275
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB-	660,488
500	7.125%, 7/01/42	7/19 at 100.00	BBB-	500,335
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A:
2,875	5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	2,890,525
6,225	5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	6,250,522
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	Baa3	1,206,326
4,275	6.200%, 10/01/42	10/22 at 100.00	Baa3	4,661,802

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A:
$1,740	5.000%, 10/01/34	10/22 at 100.00	Baa3	$1,840,746
1,085	5.125%, 10/01/45	10/22 at 100.00	Baa3	1,140,661
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
393	0.000%, 1/01/47, 144A	No Opt. Call	N/R	13,079
343	0.000%, 1/01/48, 144A	No Opt. Call	N/R	11,350
338	0.000%, 1/01/49, 144A	No Opt. Call	N/R	11,091
327	0.000%, 1/01/50, 144A	No Opt. Call	N/R	10,661
322	0.000%, 1/01/51, 144A	No Opt. Call	N/R	10,415
418	0.000%, 1/01/52, 144A	No Opt. Call	N/R	13,451
412	0.000%, 1/01/53, 144A	No Opt. Call	N/R	13,195
398	0.000%, 1/01/54, 144A	No Opt. Call	N/R	12,684
390	0.000%, 1/01/55, 144A	No Opt. Call	N/R	12,355
382	0.000%, 1/01/56, 144A	No Opt. Call	N/R	12,033
18,583	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	17,812,569
423	0.000%, 1/01/57, 144A	No Opt. Call	N/R	13,264
412	0.000%, 1/01/58, 144A	No Opt. Call	N/R	12,853
401	0.000%, 1/01/59, 144A	No Opt. Call	N/R	12,454
393	0.000%, 1/01/60, 144A	No Opt. Call	N/R	12,140
387	0.000%, 1/01/61, 144A	No Opt. Call	N/R	11,916
376	0.000%, 1/01/62, 144A	No Opt. Call	N/R	11,529
368	0.000%, 1/01/63, 144A	No Opt. Call	N/R	11,228
360	0.000%, 1/01/64, 144A	No Opt. Call	N/R	10,930
354	0.000%, 1/01/65, 144A	No Opt. Call	N/R	10,721
382	0.000%, 1/01/66, 144A	No Opt. Call	N/R	11,506
4,599	0.000%, 1/01/67, 144A	No Opt. Call	N/R	138,017

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$177	0.000%, 1/01/46, 144A	No Opt. Call	N/R	$5,923
174	0.000%, 1/01/47, 144A	No Opt. Call	N/R	5,796
173	0.000%, 1/01/48, 144A	No Opt. Call	N/R	5,713
172	0.000%, 1/01/49, 144A	No Opt. Call	N/R	5,633
169	0.000%, 1/01/50, 144A	No Opt. Call	N/R	5,516
185	0.000%, 1/01/51, 144A	No Opt. Call	N/R	6,004
4,826	3.750%, 7/01/51, 144A	3/28 at 100.00	N/R	4,350,126
184	0.000%, 1/01/52, 144A	No Opt. Call	N/R	5,929
182	0.000%, 1/01/53, 144A	No Opt. Call	N/R	5,814
180	0.000%, 1/01/54, 144A	No Opt. Call	N/R	5,742
178	0.000%, 1/01/55, 144A	No Opt. Call	N/R	5,632
175	0.000%, 1/01/56, 144A	No Opt. Call	N/R	5,526
174	0.000%, 1/01/57, 144A	No Opt. Call	N/R	5,459
172	0.000%, 1/01/58, 144A	No Opt. Call	N/R	5,353
170	0.000%, 1/01/59, 144A	No Opt. Call	N/R	5,290
169	0.000%, 1/01/60, 144A	No Opt. Call	N/R	5,226
167	0.000%, 1/01/61, 144A	No Opt. Call	N/R	5,126
165	0.000%, 1/01/62, 144A	No Opt. Call	N/R	5,067
163	0.000%, 1/01/63, 144A	No Opt. Call	N/R	4,969
162	0.000%, 1/01/64, 144A	No Opt. Call	N/R	4,910
161	0.000%, 1/01/65, 144A	No Opt. Call	N/R	4,853
158	0.000%, 1/01/66, 144A	No Opt. Call	N/R	4,759
2,057	0.000%, 1/01/67, 144A	No Opt. Call	N/R	61,733
30,000	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A	3/27 at 100.00	N/R	30,385,500
	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A:
540	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	565,801
455	5.000%, 6/15/54, 144A	6/26 at 100.00	N/R	473,264
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A:
1,000	5.000%, 8/01/36, 144A	8/26 at 100.00	N/R	1,034,900
3,000	5.125%, 8/01/46, 144A	8/26 at 100.00	N/R	3,086,850
1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	1,924,092
11,685	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)	11/24 at 100.00	N/R	12,843,801
5,270	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	5,420,511

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A, 5.000%, 9/01/38, 144A	9/24 at 100.00	BB	$1,814,528
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
8,500	6.250%, 8/01/27, 144A	No Opt. Call	N/R	9,676,995
52,400	6.750%, 8/01/31, 144A	No Opt. Call	N/R	61,869,728
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
49,365	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	59,285,390
58,500	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	69,114,825
298,150	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	356,560,566
16,910	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	17,473,610
3,400	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29	9/28 at 100.00	N/R	3,509,684
	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A:
3,100	6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	3,390,873
10,000	6.850%, 10/01/47, 144A	10/27 at 100.00	N/R	10,908,000
4,700	7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	5,176,345
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A	10/27 at 100.00	N/R	1,043,290
3,000	Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach Radiation Therapy Center, Subordinate Series 2017B, 0.000%, 11/01/46, 144A	11/26 at 100.00	N/R	2,850,000
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A:
4,795	5.000%, 12/01/27	No Opt. Call	BBB-	5,297,084
4,590	5.200%, 12/01/37	12/27 at 100.00	BBB-	5,269,090
7,940	5.350%, 12/01/45	12/27 at 100.00	BBB-	9,103,766
	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A:
25,790	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	29,293,056
44,880	7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	51,040,229
	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
4,475	5.500%, 4/01/32	4/22 at 100.00	BB	4,730,075
4,250	5.750%, 4/01/42	4/22 at 100.00	BB	4,476,482
4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	4,885,354

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A:
$8,800	5.200%, 6/01/37	6/23 at 104.00	N/R	$8,924,960
19,410	5.300%, 6/01/47	6/23 at 104.00	N/R	19,684,457
7,895	5.375%, 6/01/52	6/23 at 104.00	N/R	8,019,109
7,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A	6/22 at 104.00	N/R	7,362,810
	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, Series 2017A:
1,015	5.250%, 5/15/42, 144A	5/25 at 102.00	BB	1,101,843
1,335	5.250%, 5/15/47, 144A	5/25 at 102.00	BB	1,444,817
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
4,105	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	4,488,530
13,380	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	14,464,315
64,670	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	69,236,995
500	Public Finance Authority, Educational Revenue Bonds, Wisconsin, Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	519,005
15,410	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	16,647,577
31,340	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine - COCA Escrow Fund, Taxable Series 2019, 1.792%, 12/01/26, 144A	12/25 at 100.00	N/R	18,371,508
16,250	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A	12/28 at 100.00	BBB-	17,407,812
5,000	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Subordinate Series 2019B, 9.500%, 12/01/48, 144A	12/24 at 103.00	N/R	5,096,350
2,500	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Taxable Senior Series 2019A-2, 7.250%, 12/01/48, 144A	12/28 at 100.00	BBB-	2,623,100
	Wisconsin Health and Edcuational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc, Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,774,196
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,848,699
8,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017, 4.000%, 7/01/47 (UB) (6)	7/27 at 100.00	A+	8,963,590
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
1,850	5.000%, 8/01/37	8/24 at 103.00	N/R	1,990,304
1,900	5.000%, 8/01/39	8/24 at 103.00	N/R	2,034,083
14,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%, 11/15/43 (UB)	11/28 at 100.00	Aa2	15,214,080
3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF2044, 12.208%, 11/15/41, 144A (IF) (6)	11/21 at 100.00	AA+	5,150,241

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Tender Option Bond Trust 2016-XG0072, 12.743%, 4/15/35 (Pre-refunded 4/15/23), 144A (IF) (6)	4/23 at 100.00	Aa1 (7)	$3,950,500
1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (7)	1,278,043
2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc, Tender Option Bond Trust 2016-XL0008, 14.121%, 8/15/37 (Pre-refunded 2/15/20), 144A (IF) (6)	2/20 at 100.00	N/R (7)	3,022,718
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children's Hospital of Wisconsin, Inc, Series 2017:
10,000	4.000%, 8/15/42 (UB) (6)	8/27 at 100.00	Aa3	10,721,800
10,000	4.000%, 8/15/47 (UB) (6)	8/27 at 100.00	Aa3	10,676,000
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015-XF1028:
2,500	11.860%, 11/15/44, 144A (IF) (6)	11/22 at 100.00	Aa2	3,269,650
380	11.860%, 11/15/44, 144A (IF) (6)	11/22 at 100.00	Aa2	496,987
750	11.860%, 11/15/44, 144A (IF) (6)	11/22 at 100.00	Aa2	980,895
9,990	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42 (UB) (6)	2/26 at 100.00	A-	11,166,622
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc, Series 2011A:
1,000	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,079,270
3,925	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	4,253,837
2,130	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A	6/26 at 100.00	N/R	2,273,456
10,115	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A, 4.300%, 11/01/53 (UB) (6)	11/27 at 100.00	Aa3	10,851,979
	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A:
2,545	8.375%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	3,027,405
42,870	8.625%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	51,494,587
1,194,424	Total Wisconsin			1,298,528,217
$27,337,802	Total Municipal Bonds (cost $22,346,783,510)			23,678,054,908

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.5%
	Consumer Discretionary – 0.0%
$5,000	Mashantucket Western Pequot Tribe (cash 6.350%, PIK 1.000%) (4)	7.350%	7/01/26	N/R	$775,000
	Industrials – 0.0%
1,143	EWM P1 LLC (4), (8)	15.000%	9/01/28	N/R	798,961
2,871	EWM P1 LLC (cash 13.750%, PIK 1.250%) (4), (8)	15.000%	9/01/28	N/R	2,078,692
4,014	Total Industrials				2,877,653
	Materials – 0.3%
10,995	AK Steel Corp	6.375%	10/15/25	B-	8,796,000
62,924	AK Steel Corp	7.000%	3/15/27	B-	50,653,820
1,000	United States Steel Corp	6.250%	3/15/26	B	890,000
74,919	Total Materials				60,339,820
	Real Estate – 0.1%
2,400	Zilkha Biomass Selma LLC	5.000%	8/01/28	N/R	2,531,350
26,000	Zilkha Biomass Selma LLC	10.000%	8/01/38	N/R	27,535,084
28,400	Total Real Estate				30,066,434
	Transportation – 0.0%
63	Las Vegas Monorail Company, Senior Interest Bonds (8), (10)	5.500%	7/15/19	N/R	42,384
18	Las Vegas Monorail Company, Senior Interest Bonds (4), (8), (10)	5.500%	7/15/55	N/R	9,043
81	Total Transportation				51,427
	Utilities – 0.1%
8,825	Talen Energy Supply LLC	6.500%	6/01/25	B3	7,390,938
3,760	Talen Energy Supply LLC, 144A	7.250%	5/15/27	Ba3	3,854,000
12,585	Total Utilities				11,244,938
$124,999	Total Corporate Bonds (cost $107,757,555)				105,355,272

Shares	Description (1)	Value
	COMMON STOCKS – 0.5%
	Airlines – 0.5%
3,000,000	American Airlines Group Inc (11)	$97,830,000
	Chemicals – 0.0%
3,839	Ingevity Corporation (12), (13)	403,748
	Containers & Packaging – 0.0%
23,041	WestRock Company (14)	840,305
	Total Common Stocks (cost $43,592,165)	99,074,053
	Total Long-Term Investments (cost $22,498,133,230)	23,882,484,233

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5%
	MUNICIPAL BONDS – 0.5%
	Georgia – 0.0%
$238	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Variable Rate Demand Obligations, Series 2016, 6.500%, 4/30/17 (4), (8)	No Opt. Call	N/R	$116,922
	Texas – 0.4%
52,940	Gulf Coast Industrial Development Authority, Texas, Revenue Bonds, ExxonMobil Project, Variable Rate Demand Obligations, Series 2012, 0.950%, 11/01/41 (15)	9/19 at 100.00	A-1+	52,940,000
23,880	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Methodist Hospital System, Variable Rate Demand Obligations, Series 2008A-1, 1.000%, 12/01/41 (15)	9/19 at 100.00	A-1+	23,880,000
76,820	Total Texas			76,820,000
	Utah – 0.1%
14,280	Murray City, Utah, Hospital Revenue Bonds, IHC Health Services, Inc, Variable Rate Demand Obligations, Series 2003C, 0.900%, 5/15/36 (15)	9/19 at 100.00	A-1+	14,280,000
1,745	Murray City, Utah, Hospital Revenue Bonds, IHC Health Services, Inc, Variable Rate Demand Obligations, Series 2003D, 0.900%, 5/15/36 (15)	9/19 at 100.00	N/R	1,745,000
16,025	Total Utah			16,025,000
	Vermont – 0.0%
2,000	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc Project, Variable Rate Demand Obligations, Series 2013, 4.625%, 4/01/36 (AMT) (Mandatory Put 4/03/28), 144A (15)	No Opt. Call	B	2,172,980
$95,083	Total Short-Term Investments (cost $95,083,215)			95,134,902
	Total Investments (cost $22,593,216,445) – 118.8%			23,977,619,135
	Floating Rate Obligations – (20.1)%			(4,056,190,000)
	Other Assets Less Liabilities – 1.3% (16)			255,183,521
	Net Assets – 100%			$20,176,612,656
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(9,965)	9/19	$(1,242,750,427)	$(1,275,208,594)	$(32,458,167)	$(311,406)
U.S. Treasury 5-Year Note	Short	(10,440)	9/19	(1,212,582,802)	(1,233,551,250)	(20,968,448)	—
Total				$(2,455,333,229)	$(2,508,759,844)	$(53,426,615)	$(311,406)

Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (17)	Current Credit Spread (18)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	2.06%	$90,000,000	1.000%	Quarterly	6/21/21	$(1,465,677)	$(4,060,844)	$2,595,167
Citigroup Global Markets Inc.	City of Chicago	Sell	4.08	5,000,000	1.000	Quarterly	6/20/22	(124,446)	(237,270)	112,823
Citigroup Global Markets Inc.	City of Chicago	Sell	2.10	5,000,000	1.000	Quarterly	6/20/24	(201,648)	(357,141)	155,494
Citigroup Global Markets Inc.	City of Chicago	Sell	2.32	5,000,000	1.000	Quarterly	12/20/24	(259,976)	(328,369)	68,392
Citigroup Global Markets Inc.	City of Chicago	Sell	3.45	10,000,000	1.000	Quarterly	12/20/27	(1,131,299)	(1,008,490)	(122,808)
Citigroup Global Markets Inc.	City of Chicago	Sell	3.63	60,000,000	1.000	Quarterly	6/20/28	(7,303,559)	(6,640,328)	(663,231)
Total				$175,000,000				$(10,486,605)	$(12,632,442)	$2,145,837
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$23,677,098,859	$956,049	$23,678,054,908
Corporate Bonds	—	102,426,192	2,929,080	105,355,272
Common Stocks	99,074,053	—	—	99,074,053
Short-Term Investments:
Municipal Bonds	—	95,017,980	116,922	95,134,902
Investments in Derivatives:
Futures Contracts*	(53,426,615)	—	—	(53,426,615)
Credit Default Swaps*	—	2,145,837	—	2,145,837
Total	$45,647,438	$23,876,688,868	$4,002,051	$23,926,338,357

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Principal Amount (000) rounds to less than $1,000.
(10)	The tax-exempt municipal bonds previously held by the Fund were surrendered in conjunction with the issuer’s bankruptcy reorganization plan. In return, the Fund received one or more senior interest corporate bonds.
(11)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(12)	Common Stock received as part of spin-off from WestRock Company.
(13)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(14)	Common Stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
(15)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(17)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(18)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Short Duration High Yield Municipal Bond Fund
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.7%
	MUNICIPAL BONDS – 97.7%
	Alabama – 1.5%
$10,170	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	7/19 at 100.00	B1	$10,311,871
4,445	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1994, 6.450%, 12/01/23 (AMT)	7/19 at 100.00	B1	4,507,008
2,445	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%, 9/01/27, 144A	9/25 at 100.00	N/R	2,630,502
23,140	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018B-1, 2.394%, 12/01/48 (Mandatory Put 12/01/23) (UB) (4)	9/23 at 100.00	A3	22,715,612
5,750	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.500%, 10/01/53 – AGM Insured	10/23 at 102.00	BB+	6,586,683
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 5.000%, 10/01/22	No Opt. Call	BB	1,098,640
1,345	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/31	No Opt. Call	A3	1,675,870
7,665	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	8,019,200
6,500	Phoenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (AMT)	11/22 at 100.00	BBB	6,630,065
15,000	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Libor Index Rate Series 2018B, 2.394%, 4/01/49 (Mandatory Put 4/01/24) (UB) (4)	1/24 at 100.00	A3	14,825,100
6,645	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	7,181,916
84,105	Total Alabama			86,182,467
	Alaska – 0.1%
1,880	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 4.000%, 1/01/28 (AMT)	7/25 at 100.00	Baa2	1,952,455
3,320	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	7/19 at 100.00	B3	3,304,961
5,200	Total Alaska			5,257,416
	Arizona – 3.0%
9,070	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 2.546%, 1/01/37 (3-Month LIBOR * 67% reference rate + 0.81% spread) (5)	7/19 at 100.00	AA-	8,911,456

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2050:
$3,000	2.539%, 1/01/37, 144A (IF) (4)	9/19 at 100.00	AA-	$2,825,190
1,500	2.539%, 1/01/37, 144A (IF) (4)	9/19 at 100.00	AA-	1,412,595
3,000	2.539%, 1/01/37, 144A (IF) (4)	9/19 at 100.00	AA-	2,825,190
1,500	2.617%, 1/01/37, 144A (IF) (4)	9/19 at 100.00	AA-	1,412,595
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
350	4.000%, 7/01/21, 144A	No Opt. Call	BB	357,007
500	5.000%, 7/01/26, 144A	No Opt. Call	BB	556,025
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D:
1,000	4.000%, 7/01/27, 144A	No Opt. Call	BB	1,048,850
500	5.000%, 7/01/37, 144A	7/27 at 100.00	BB	542,480
1,030	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017G, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	1,117,509
1,545	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Pinecrest Academy of Nevada-Sloan Canyon Project, Refunding Series 2018A, 5.500%, 9/15/28, 144A	9/23 at 105.00	BB+	1,629,280
1,100	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	1,143,263
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018B:
750	4.500%, 7/01/24, 144A	No Opt. Call	BB	780,247
1,000	5.000%, 7/01/29, 144A	1/27 at 100.00	BB	1,081,720
3,025	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	7/19 at 101.00	N/R	3,030,142
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,000	4.375%, 7/01/29, 144A	7/22 at 101.00	N/R	1,026,790
750	5.000%, 7/01/32, 144A	7/22 at 101.00	N/R	780,450
375	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A, 4.750%, 12/15/28, 144A	12/26 at 100.00	BB	403,725
1,575	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada, and St Rose Campus Projects, Series 2018A, 5.000%, 7/15/28, 144A	7/26 at 100.00	BB+	1,737,713
2,520	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A	6/28 at 100.00	N/R	2,624,580
2,025	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28	7/25 at 101.00	N/R	2,025,871

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$515	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A	No Opt. Call	N/R	$575,142
1,230	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A	No Opt. Call	N/R	1,258,954
223	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25, 144A	7/24 at 100.00	N/R	230,016
920	Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Series 2007, 5.500%, 7/01/37, 144A	7/19 at 100.00	BBB	920,929
1,600	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Benjamin Franklin Charter School Projects, Series 2018A, 4.800%, 7/01/28, 144A	No Opt. Call	Ba2	1,752,880
2,465	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%, 7/01/26, 144A	No Opt. Call	BB+	2,528,153
9,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019C, 2.120%, 9/01/48 (Mandatory Put 9/01/24) (SIFMA reference rate + 0.80% spread) (5)	9/23 at 100.00	A2	9,006,120
6,915	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A, 4.000%, 7/01/25, 144A	No Opt. Call	BB	7,253,213
345	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BBB-	368,477
1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%, 7/01/33	7/22 at 100.00	BB+	1,038,000
140	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 5.200%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	146,401
4,465	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	4,450,221
3,190	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Phoenix/East Mesa and Cadence, Nevada Campuses, Series 2017B, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	3,179,409
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
200	4.750%, 7/01/19, 144A	No Opt. Call	Ba1	200,000
1,250	5.750%, 7/01/24, 144A	No Opt. Call	Ba1	1,346,625
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
4,445	4.000%, 7/01/25, 144A	No Opt. Call	Ba1	4,562,704
1,360	5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	1,431,142
850	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2018A, 4.625%, 7/01/28, 144A	7/22 at 101.00	N/R	880,710
205	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2019A, 5.000%, 7/01/39, 144A	7/22 at 101.00	N/R	210,752

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$14,260	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	$14,543,061
2,270	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	A3	2,430,716
395	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	418,645
1,870	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%, 7/01/26	No Opt. Call	BB-	1,835,368
730	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	753,988
1,605	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School Project, Series 2013, 7.750%, 12/01/43	12/25 at 100.00	N/R	1,754,763
980	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 7.500%, 2/01/25	2/24 at 100.00	N/R	1,059,948
1,600	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%, 2/01/28, 144A	No Opt. Call	N/R	1,717,344
540	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 4.125%, 7/01/29	7/25 at 100.00	N/R	541,139
725	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q, 4.500%, 7/01/20	No Opt. Call	Baa3	740,783
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R:
4,515	4.000%, 7/01/26	No Opt. Call	Baa3	4,739,802
5,510	5.000%, 7/01/31	7/26 at 100.00	Baa3	6,087,944
1,505	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 4.000%, 12/15/24, 144A	No Opt. Call	BB	1,538,110
100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	130,104
650	Show Low Bluff Community Facilities District, Show Low, Arizona, Special Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A	7/19 at 100.00	N/R	602,797
369	Southside Community Facilities District 1, Prescott Valley, Arizona, Special Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32	7/19 at 100.00	N/R	223,732
1,500	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A, 5.500%, 10/01/27, 144A	No Opt. Call	N/R	1,690,140
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017B:
42,000	4.700%, 10/01/24, 144A	4/21 at 100.00	N/R	43,103,760
9,000	5.350%, 10/01/25, 144A	10/21 at 100.00	N/R	9,413,910
408	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	7/19 at 100.00	N/R	408,061
770	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A, 3.900%, 9/01/24, 144A	No Opt. Call	BB+	781,504

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$500	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.000%, 8/01/20	No Opt. Call	A2	$517,745
169,235	Total Arizona			173,645,890
	Arkansas – 0.1%
6,195	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	6,440,818
1,400	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2015B3, 2.870%, 9/01/44 (Mandatory Put 9/01/22) (SIFMA reference rate + 1.55% spread) (5)	3/22 at 100.00	BBB+	1,422,638
7,595	Total Arkansas			7,863,456
	California – 7.7%
2,120	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (6)	2,287,565
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
2,440	5.000%, 3/01/21	No Opt. Call	Ba3	2,516,518
6,395	5.000%, 3/01/26	No Opt. Call	Ba3	7,029,448
7,215	5.000%, 3/01/31	3/26 at 100.00	Ba3	7,866,947
7,565	5.250%, 3/01/36	3/26 at 100.00	Ba3	8,231,250
1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 5.106%, 10/01/31, 144A (IF) (4)	10/26 at 100.00	AA	1,128,400
1,700	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,937,116
3,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	3,405,480
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
6,240	5.250%, 6/01/21	7/19 at 100.00	A3	6,327,235
20,060	5.450%, 6/01/28	7/19 at 100.00	B2	20,363,909
2,575	5.600%, 6/01/36	7/19 at 100.00	B2	2,593,231
	California Educational Facilities Authority, Revenue Bonds, Loma Linda University Series 2017A:
625	5.000%, 4/01/28	4/27 at 100.00	Baa1	774,063
475	5.000%, 4/01/29	4/27 at 100.00	Baa1	585,471
1,000	5.000%, 4/01/31	4/27 at 100.00	Baa1	1,213,030
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
385	5.000%, 8/15/30	8/27 at 100.00	Baa2	466,220
310	5.000%, 8/15/32	8/27 at 100.00	Baa2	371,172
225	4.000%, 8/15/34	8/27 at 100.00	Baa2	245,954
245	5.000%, 8/15/35	8/27 at 100.00	Baa2	290,136

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$360	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB-	$380,653
1,485	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.000%, 10/01/28, 144A	10/22 at 105.00	N/R	1,519,140
505	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A, 4.500%, 10/01/25	10/22 at 102.00	BB	523,291
270	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A	6/26 at 100.00	BB	293,355
1,250	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project, Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	1,297,925
425	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/28, 144A	No Opt. Call	Ba1	478,537
680	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB-	696,204
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
1,670	4.000%, 6/15/26, 144A	No Opt. Call	BB	1,788,537
1,850	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	2,022,309
460	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25, 144A	No Opt. Call	BB+	484,978
870	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BB	886,199
5,885	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26, 144A	No Opt. Call	BB	6,135,407
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2018A:
1,400	3.875%, 7/01/28, 144A	No Opt. Call	BB	1,466,836
1,100	5.000%, 7/01/38, 144A	7/28 at 100.00	BB	1,235,630
1,000	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB	1,055,630
1,225	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	1,306,120
840	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A, 5.000%, 6/01/36	6/26 at 100.00	BBB-	954,257
1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,569,866
165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	183,483
2,355	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	2,540,127
	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011:
1,230	5.000%, 1/01/28 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (6)	1,348,486
270	5.000%, 1/01/28	1/22 at 100.00	Baa2	292,118

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25	No Opt. Call	N/R	$2,290,129
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/23	No Opt. Call	BBB-	225,686
300	5.000%, 11/01/24	No Opt. Call	BBB-	345,594
350	5.000%, 11/01/27	11/24 at 100.00	BBB-	397,516
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,475	5.000%, 11/01/26	No Opt. Call	BBB-	1,756,002
2,320	5.000%, 11/01/27	11/26 at 100.00	BBB-	2,726,580
1,425	5.000%, 11/01/28	11/26 at 100.00	BBB-	1,666,367
1,500	5.250%, 11/01/29	11/26 at 100.00	BBB-	1,758,945
850	5.000%, 11/01/30	11/26 at 100.00	BBB-	980,968
1,000	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,153,980
6,165	5.250%, 11/01/41	11/26 at 100.00	BBB-	6,887,846
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
2,520	5.000%, 2/01/31	2/27 at 100.00	A-	2,988,493
2,070	5.000%, 2/01/32	2/27 at 100.00	A-	2,441,855
1,100	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (AMT)	No Opt. Call	N/R	715,000
3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (AMT)	12/23 at 102.00	N/R	2,648,000
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
2,240	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	Baa3	2,405,446
7,775	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	8,305,099
540	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27	No Opt. Call	N/R	555,174
	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017:
1,165	5.000%, 10/15/30	10/26 at 100.00	BBB-	1,345,470
1,000	5.000%, 10/15/32	10/26 at 100.00	BBB-	1,146,460
2,010	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A	7/27 at 100.00	B1	2,122,459
1,325	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%, 6/01/29, 144A	6/26 at 100.00	N/R	1,371,375
1,000	California School Finance Authority Charter School Revenue Bonds, Ednovate ? Obligated Group, Series 2018, 5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	1,072,840

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,390	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28, 144A	6/25 at 100.00	N/R	$2,490,141
1,195	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,202,576
1,155	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,234,198
	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A:
2,000	4.000%, 10/01/27, 144A	No Opt. Call	BB+	2,129,860
2,155	5.000%, 10/01/32, 144A	10/27 at 100.00	BB+	2,440,796
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
1,000	4.000%, 6/01/26, 144A	No Opt. Call	N/R	1,034,170
1,000	4.500%, 6/01/31, 144A	6/26 at 100.00	N/R	1,043,420
1,375	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	1,397,206
12,290	California School Finance Authority, Charter School Revenue Bonds, Inspired Charter Schools, Series 2019A, 6.000%, 7/15/19, 144A	No Opt. Call	N/R	12,291,106
785	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	6/25 at 100.00	N/R	857,024
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2017A:
630	4.500%, 6/01/27, 144A	6/26 at 100.00	N/R	673,565
975	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	1,045,502
315	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools ? Obligated Group, Series 2017G, 5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	344,219
500	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 0.000%, 6/01/22 (7)	6/20 at 102.00	N/R	325,000
735	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24, 144A	No Opt. Call	BB+	770,162
1,330	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24, 144A	2/24 at 100.00	BB	1,408,138
360	California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	381,359
380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A	No Opt. Call	N/R	404,518
325	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB	342,141
660	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	704,299

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A:
$2,350	3.500%, 11/01/27, 144A	No Opt. Call	N/R	$2,491,070
145	5.000%, 11/01/32, 144A	11/27 at 100.00	N/R	170,434
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
3,000	5.250%, 12/01/29	12/24 at 100.00	BB-	3,423,240
700	5.250%, 12/01/34	12/24 at 100.00	BB-	783,797
3,350	5.250%, 12/01/44	12/24 at 100.00	BB-	3,694,949
9,750	5.500%, 12/01/54	12/24 at 100.00	BB-	10,813,822
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,735	5.000%, 12/01/26, 144A	6/26 at 100.00	BB-	2,012,513
10,500	5.000%, 12/01/36, 144A	6/26 at 100.00	BB-	11,740,890
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.250%, 12/01/38, 144A	6/28 at 100.00	BB-	1,162,360
485	California Statewide Communities Development Authority, Charter School Revenue Bonds, Green Dot Public Schools, Animo Inglewood Charter High School Project, Series 2011A, 6.900%, 8/01/31	8/21 at 100.00	BB+	532,346
850	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A	No Opt. Call	BB+	973,395
1,000	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24, 144A	No Opt. Call	N/R	1,087,110
3,000	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 4.000%, 6/01/26, 144A	No Opt. Call	N/R	3,191,190
965	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 4.375%, 9/01/25	No Opt. Call	N/R	985,255
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,025	5.000%, 9/02/25	No Opt. Call	N/R	1,143,254
1,070	5.000%, 9/02/26	9/25 at 100.00	N/R	1,183,902
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A:
4,190	4.000%, 9/02/28	No Opt. Call	N/R	4,530,144
2,150	5.000%, 9/02/38	9/28 at 100.00	N/R	2,501,138
4,440	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018B, 4.000%, 9/02/28	No Opt. Call	N/R	4,797,420
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
895	5.750%, 7/01/24	7/19 at 100.00	CC	892,073
5,505	5.750%, 7/01/30	7/19 at 100.00	CC	5,482,705
460	5.750%, 7/01/35	7/19 at 100.00	CC	457,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,200	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22	7/19 at 100.00	CC	$1,196,472
2,455	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25	7/19 at 100.00	CC	2,446,604
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
930	5.000%, 9/01/22 – AMBAC Insured	7/19 at 100.00	N/R	932,269
500	5.250%, 9/01/27 – AMBAC Insured	7/19 at 100.00	N/R	501,095
540	Fontana, California, Special Tax Bonds, Sierra Hills South Community Facilities District 22, Refunding Series 2014, 5.000%, 9/01/23	No Opt. Call	N/R	604,773
9,110	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	9,393,594
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
11,405	5.000%, 6/01/33	6/28 at 100.00	BBB	13,402,244
740	5.000%, 6/01/35	6/28 at 100.00	BBB	860,013
	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
255	5.000%, 9/01/20	No Opt. Call	N/R	264,741
200	5.000%, 9/01/23	No Opt. Call	N/R	223,512
250	5.000%, 9/01/24	No Opt. Call	N/R	285,035
320	5.000%, 9/01/25	9/24 at 100.00	N/R	363,670
195	5.000%, 9/01/26	9/24 at 100.00	N/R	220,594
855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	877,050
3,680	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	3,975,504
245	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Pillar Ridge, Refunding Series 2014A, 3.000%, 5/15/20	No Opt. Call	BBB	246,301
75	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/19	7/19 at 100.00	A	75,210
	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015:
530	5.000%, 9/01/23	No Opt. Call	N/R	591,199
685	5.000%, 9/01/24	No Opt. Call	N/R	780,318
425	5.000%, 9/01/25	No Opt. Call	N/R	491,831
755	5.000%, 9/01/26	9/25 at 100.00	N/R	869,730
790	5.000%, 9/01/27	9/25 at 100.00	N/R	906,651
830	5.000%, 9/01/28	9/25 at 100.00	N/R	947,038
100	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/22	No Opt. Call	N/R	110,028

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
$500	5.000%, 9/01/23	No Opt. Call	N/R	$558,355
595	5.000%, 9/01/24	No Opt. Call	N/R	679,008
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,615,394
	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015:
560	3.000%, 9/02/20	No Opt. Call	N/R	564,575
1,580	4.000%, 9/02/25	No Opt. Call	N/R	1,682,052

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
$5	3.350%, 9/01/20	No Opt. Call	N/R	$4,982
5	3.350%, 9/01/20	No Opt. Call	N/R	4,982
5	3.350%, 9/01/20	No Opt. Call	N/R	4,982
5	3.350%, 9/01/20	No Opt. Call	N/R	4,982
20	3.650%, 9/01/21	No Opt. Call	N/R	19,991
15	3.650%, 9/01/21	No Opt. Call	N/R	14,993
25	3.650%, 9/01/21	No Opt. Call	N/R	24,988
10	3.650%, 9/01/21	No Opt. Call	N/R	9,995
5	3.900%, 9/01/21	No Opt. Call	N/R	4,995
35	3.800%, 9/01/22	No Opt. Call	N/R	35,105
25	3.800%, 9/01/22	No Opt. Call	N/R	25,075
45	3.800%, 9/01/22	No Opt. Call	N/R	45,135
15	3.800%, 9/01/22	No Opt. Call	N/R	15,045
10	4.050%, 9/01/22	No Opt. Call	N/R	10,032
50	3.900%, 9/01/23	No Opt. Call	N/R	50,323
35	3.900%, 9/01/23	No Opt. Call	N/R	35,226
65	3.900%, 9/01/23	No Opt. Call	N/R	65,419
20	3.900%, 9/01/23	No Opt. Call	N/R	20,114
10	4.150%, 9/01/23	No Opt. Call	N/R	10,067
70	4.100%, 9/01/24	No Opt. Call	N/R	70,715
45	4.100%, 9/01/24	No Opt. Call	N/R	45,460
85	4.100%, 9/01/24	No Opt. Call	N/R	85,869
30	4.100%, 9/01/24	No Opt. Call	N/R	30,307
20	4.350%, 9/01/24	No Opt. Call	N/R	20,202
85	4.200%, 9/01/25	No Opt. Call	N/R	86,148
55	4.200%, 9/01/25	No Opt. Call	N/R	55,743
110	4.200%, 9/01/25	No Opt. Call	N/R	111,486
40	4.200%, 9/01/25	No Opt. Call	N/R	40,540
25	4.450%, 9/01/25	No Opt. Call	N/R	25,292
105	4.350%, 9/01/26	No Opt. Call	N/R	106,743
65	4.350%, 9/01/26	No Opt. Call	N/R	66,079
130	4.350%, 9/01/26	No Opt. Call	N/R	132,158
45	4.350%, 9/01/26	No Opt. Call	N/R	45,747
30	4.600%, 9/01/26	No Opt. Call	N/R	30,435
125	4.400%, 9/01/27	9/26 at 103.00	N/R	127,453
80	4.400%, 9/01/27	9/26 at 103.00	N/R	81,570
155	4.400%, 9/01/27	9/26 at 103.00	N/R	158,041
55	4.400%, 9/01/27	9/26 at 103.00	N/R	56,079

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$35	4.650%, 9/01/27	9/26 at 103.00	N/R	$35,604
145	4.500%, 9/01/28	9/26 at 103.00	N/R	148,254
95	4.500%, 9/01/28	9/26 at 103.00	N/R	97,132
180	4.500%, 9/01/28	9/26 at 103.00	N/R	184,039
65	4.500%, 9/01/28	9/26 at 103.00	N/R	66,459
45	4.750%, 9/01/28	9/26 at 103.00	N/R	45,891
1,120	5.100%, 9/01/33	9/26 at 103.00	N/R	1,150,419
695	5.100%, 9/01/33	9/26 at 103.00	N/R	713,876
1,390	5.100%, 9/01/33	9/26 at 103.00	N/R	1,427,752
495	5.100%, 9/01/33	9/26 at 103.00	N/R	508,444
335	5.350%, 9/01/33	9/26 at 103.00	N/R	343,948
1,880	5.850%, 9/01/49	9/26 at 103.00	N/R	1,936,325
495	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	513,676
105	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A-	143,661
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B:
2,650	3.117%, 11/15/26 (3-Month LIBOR * 67% reference rate + 1.43% spread) (5)	No Opt. Call	A-	2,718,979
2,125	3.137%, 11/15/27 (3-Month LIBOR * 67% reference rate + 1.45% spread) (5)	No Opt. Call	A-	2,187,687
445	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	497,034
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
295	4.000%, 1/01/21 (ETM)	No Opt. Call	N/R (6)	307,535
520	4.000%, 1/01/22 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	542,095
145	5.250%, 1/01/23 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	153,845
395	4.500%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	414,707
15	5.250%, 1/01/27 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	15,915
180	5.250%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	190,980
10	5.000%, 1/01/29 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	10,573
855	5.000%, 1/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	903,983
1,185	5.000%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	1,252,889
515	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 5.250%, 9/01/20 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (6)	518,404
1,055	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	963,816
22,550	Modesto Irrigation District Financing Authority, California, Domestic Water Project Revenue Bonds, Index Rate Series 2007, 2.319%, 9/01/37 – NPFG Insured (3-Month LIBOR * 67% reference rate + 0.63% spread) (5)	7/19 at 100.00	Baa2	22,270,154

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
$525	4.750%, 9/01/23	No Opt. Call	N/R	$554,831
655	5.200%, 9/01/28	9/24 at 100.00	N/R	741,512
250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (6)	280,128
1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	BB-	1,056,180
	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A:
680	5.000%, 8/15/25	No Opt. Call	N/R	792,248
760	5.000%, 8/15/27	8/25 at 100.00	N/R	879,875
240	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19 (ETM)	No Opt. Call	N/R (6)	243,358
475	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (6)	492,024
	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016:
7,200	5.000%, 11/01/36	11/26 at 100.00	Ba1	8,159,184
15,000	5.000%, 11/01/39	11/26 at 100.00	Ba1	16,858,350
	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
420	4.000%, 9/01/20	No Opt. Call	N/R	431,470
470	4.000%, 9/01/23	No Opt. Call	N/R	505,805
490	4.000%, 9/01/24	No Opt. Call	N/R	532,571
510	5.000%, 9/01/25	9/24 at 100.00	N/R	580,574
530	5.000%, 9/01/26	9/24 at 100.00	N/R	601,402
2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	2,699,334
100	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 5.000%, 9/01/26	No Opt. Call	N/R	118,607

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
$70	3.050%, 10/01/19	7/19 at 100.00	N/R	$70,065
85	3.450%, 10/01/20	7/19 at 100.00	N/R	85,104
105	3.850%, 10/01/21	7/19 at 100.00	N/R	105,156
135	4.150%, 10/01/22	7/19 at 100.00	N/R	135,221
155	4.400%, 10/01/23	7/19 at 100.00	N/R	155,271
175	4.550%, 10/01/24	7/19 at 100.00	N/R	175,306
205	4.650%, 10/01/25	7/19 at 100.00	N/R	205,353
230	4.800%, 10/01/26	7/19 at 100.00	N/R	230,403
260	4.900%, 10/01/27	7/19 at 100.00	N/R	260,458
290	5.050%, 10/01/28	7/19 at 100.00	N/R	290,563
325	5.100%, 10/01/29	7/19 at 100.00	N/R	325,618
360	5.200%, 10/01/30	7/19 at 100.00	N/R	360,695
395	5.250%, 10/01/31	7/19 at 100.00	N/R	395,751
440	5.350%, 10/01/32	7/19 at 100.00	N/R	440,858
480	5.400%, 10/01/33	7/19 at 100.00	N/R	480,936
500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	579,585
345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	403,864
	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	540,985
500	4.250%, 9/01/24	No Opt. Call	N/R	549,765
750	5.000%, 9/01/25	9/24 at 100.00	N/R	854,708
75	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	77,151
	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,763,915
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	1,924,566
805	5.000%, 9/01/27	9/25 at 100.00	N/R	932,729
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
1,015	4.000%, 9/01/26	No Opt. Call	N/R	1,114,967
365	5.000%, 9/01/31	9/26 at 100.00	N/R	416,396
1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	1,160,510

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
$400	5.000%, 9/01/23	No Opt. Call	N/R	$447,532
655	5.000%, 9/01/26	9/24 at 100.00	N/R	744,388
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
2,500	6.500%, 12/01/22	12/21 at 100.00	BB	2,764,400
4,000	7.000%, 12/01/26	12/21 at 100.00	BB	4,448,960
385	8.000%, 12/01/31	12/21 at 100.00	BB	435,296
2,030	7.500%, 12/01/41	12/21 at 100.00	BB	2,266,333
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
190	4.000%, 9/01/23	No Opt. Call	N/R	203,845
95	5.000%, 9/01/24	No Opt. Call	N/R	108,657
485	5.000%, 9/01/25	No Opt. Call	N/R	565,292
295	5.000%, 9/01/26	9/25 at 100.00	N/R	342,970
490	5.000%, 9/01/27	9/25 at 100.00	N/R	567,797
490	5.000%, 9/01/29	9/25 at 100.00	N/R	563,113
675	San Diego Tobacco Settlement Revenue Funding Corporation, California, Tobacco Settlement Bonds, Subordinate Series 2018C, 4.000%, 6/01/32	6/28 at 100.00	BBB	711,754
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	A-	411,847
400	5.000%, 8/01/24	No Opt. Call	A-	470,624
350	5.000%, 8/01/25	8/24 at 100.00	A-	411,233
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
5,500	0.000%, 8/01/23, 144A	8/21 at 91.48	N/R	4,699,750
750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	552,015
1,255	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30	9/26 at 100.00	N/R	1,457,795
250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	266,238
22,605	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 3.198%, 11/01/38 (3-Month LIBOR * 67% reference rate + 1.47% spread) (5)	No Opt. Call	BBB+	21,898,594
125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	A1	134,501
170	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	175,967
4,695	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	7/19 at 100.00	BB+	4,717,113

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$4,870	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.000%, 6/01/37	7/19 at 100.00	B2	$4,894,691
	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
250	5.000%, 9/01/26	9/25 at 100.00	N/R	290,720
225	5.000%, 9/01/28	9/25 at 100.00	N/R	259,718
3,265	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.000%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa3 (6)	3,497,860
295	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	317,629
9,195	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	10,176,015
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
400	5.000%, 9/01/28	9/26 at 100.00	N/R	469,776
350	5.000%, 9/01/30	9/26 at 100.00	N/R	407,054
421,300	Total California			447,924,112
	Colorado – 3.3%
2,610	Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	2,566,674
2,655	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 4.375%, 12/01/28	12/23 at 103.00	N/R	2,747,553
500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured (ETM)	No Opt. Call	BBB (6)	605,145
515	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%, 12/01/27	12/22 at 103.00	N/R	522,823
735	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/35	6/24 at 103.00	N/R	770,184
2,100	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.000%, 12/01/37	12/22 at 103.00	N/R	2,178,939
415	Cathedral Pines Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26	No Opt. Call	Ba2	426,197
10,135	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	10,913,976
2,095	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 4.375%, 12/01/32	12/22 at 103.00	N/R	2,150,936
275	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/23	No Opt. Call	A+	305,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$515	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26, 144A	7/25 at 100.00	BB	$531,511
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	513,350
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A+	558,365
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	AA-	1,008,990
205	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014, 4.000%, 11/01/24	No Opt. Call	BB+	208,649
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
1,005	4.125%, 7/01/24, 144A	No Opt. Call	BB	1,025,361
500	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	526,870
600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Union Colony School Project, Series 2018, 5.000%, 4/01/38	4/28 at 100.00	Aa3	702,594
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
545	4.000%, 12/15/25	No Opt. Call	BBB-	575,357
1,160	5.000%, 12/15/28	12/25 at 100.00	BBB-	1,271,638
1,180	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016, 3.875%, 9/01/26, 144A	9/21 at 100.00	N/R	1,184,213
2,410	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, World Compass Academy Project, Series 2017, 4.625%, 10/01/27	No Opt. Call	N/R	2,447,018
685	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	746,766
995	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A	2/26 at 100.00	N/R	1,000,075
3,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.250%, 2/01/33	2/21 at 100.00	BBB+	3,321,395
3,680	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	4,057,678
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2012, 5.250%, 1/01/37	1/22 at 100.00	N/R	1,047,600
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012B:
2,000	5.000%, 12/01/25	12/22 at 100.00	A-	2,205,300
530	4.000%, 12/01/26	12/22 at 100.00	A-	558,360
535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	A-	576,174

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,520	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/25	No Opt. Call	BBB+	$4,095,379
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A:
400	5.000%, 5/15/27	No Opt. Call	BB+	466,672
250	5.250%, 5/15/28	5/27 at 100.00	BB+	294,335
2,275	5.250%, 5/15/30	5/27 at 100.00	BB+	2,640,001
550	5.250%, 5/15/32	5/27 at 100.00	BB+	631,164
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A:
700	5.000%, 12/01/25, 144A	No Opt. Call	N/R	723,856
750	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	786,668
500	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.625%, 12/01/32	12/23 at 103.00	N/R	541,960
630	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 4.625%, 12/01/31	12/21 at 103.00	N/R	636,439
	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018:
3,545	4.375%, 12/01/26	12/23 at 103.00	N/R	3,694,138
2,140	5.000%, 12/01/33	12/23 at 103.00	N/R	2,261,980
520	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	503,797
1,000	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.250%, 12/01/30	12/20 at 103.00	N/R	1,049,180
924	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26	12/25 at 100.00	N/R	945,150
2,165	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 4.625%, 12/01/32	12/22 at 103.00	N/R	2,187,061
9,605	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	BB	10,447,455
1,360	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.500%, 12/01/38	12/23 at 103.00	N/R	1,430,870
375	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2009A, 6.250%, 12/01/33	12/19 at 100.00	BBB	380,963
3,880	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Refunding Series 2007B, 2.789%, 12/01/33 (3-Month LIBOR * 67% reference rate + 1.10% spread) (5)	7/19 at 100.00	BBB	3,839,609
485	Denver International Business Center Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2010, 5.000%, 12/01/30	12/20 at 100.00	BBB-	499,080
1,100	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,164,262

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,735	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	$1,836,359
	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
200	5.000%, 12/01/19	No Opt. Call	N/R	202,230
430	5.000%, 12/01/20	No Opt. Call	N/R	445,932
850	5.000%, 12/01/24	12/22 at 100.00	N/R	908,455
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
5,880	5.250%, 12/01/24	No Opt. Call	N/R	6,138,367
1,500	5.750%, 12/01/30	12/24 at 100.00	N/R	1,566,435
2,300	6.000%, 12/01/38	12/24 at 100.00	N/R	2,392,322
580	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 4.000%, 12/01/26	12/21 at 100.00	N/R	580,255
950	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 4.500%, 12/01/32	12/22 at 103.00	N/R	967,993
1,575	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 4.500%, 12/01/32	12/22 at 103.00	N/R	1,588,041
1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	1,450,326
3,034	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 4.750%, 12/01/26	12/20 at 103.00	N/R	3,087,398
1,735	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017, 5.625%, 12/01/34	12/20 at 103.00	N/R	1,773,257
4,325	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	4,364,617
500	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 4.625%, 12/01/27	12/23 at 103.00	N/R	514,360
3,000	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	3,080,640
	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
1,675	4.000%, 12/01/25	12/21 at 103.00	N/R	1,737,561
1,500	4.375%, 12/01/33	12/21 at 103.00	N/R	1,570,215
740	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	759,321
1,245	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34	12/23 at 103.00	N/R	1,312,180
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-2:
5,270	5.125%, 12/01/28	12/23 at 103.00	N/R	5,574,184
1,540	5.500%, 12/01/34	12/23 at 103.00	N/R	1,634,818

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$885	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	7/19 at 100.00	N/R	$886,319
1,405	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,410,662
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45 – NPFG Insured	12/25 at 100.00	Baa2	1,125,370
1,180	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46	12/25 at 100.00	A	1,334,202
1,565	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 4.500%, 12/01/30	12/21 at 103.00	N/R	1,585,204
3,245	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 4.125%, 12/15/27, 144A	12/26 at 100.00	N/R	3,324,567
3,000	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.125%, 12/01/25	12/20 at 103.00	N/R	3,160,440
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,195	6.125%, 11/15/23	No Opt. Call	A-	2,435,857
440	6.250%, 11/15/28	No Opt. Call	A-	561,766
	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
200	4.250%, 12/01/28	12/24 at 100.00	N/R	206,238
335	4.375%, 12/01/30	12/24 at 100.00	N/R	342,852
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
215	5.375%, 1/15/25	7/20 at 100.00	Baa3	221,304
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	2,602,150
1,000	6.000%, 1/15/41	7/20 at 100.00	Baa3	1,035,780
555	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	568,253
1,735	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 4.500%, 12/01/31	12/21 at 103.00	N/R	1,754,883
1,248	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 3.750%, 12/01/26	12/21 at 103.00	N/R	1,265,085
2,755	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33	12/23 at 103.00	N/R	2,812,276
	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
8,555	3.500%, 12/01/26	12/21 at 103.00	N/R	8,477,577
4,905	5.000%, 12/01/30	12/21 at 103.00	N/R	5,180,808

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$400	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27	No Opt. Call	Ba1	$413,504
	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A:
2,510	5.000%, 12/01/37	12/22 at 103.00	N/R	2,607,488
500	5.125%, 12/01/47	12/22 at 103.00	N/R	515,820
500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	516,755
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A, 5.500%, 12/01/35	12/20 at 103.00	N/R	522,390
2,475	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A, 5.000%, 12/01/30	12/22 at 102.00	N/R	2,580,856
	Todd Creek Village Metropolitan District, Colorado, Water Activity Enterprise Revenue Bonds, Refunding Series 2018A:
1,200	5.000%, 12/01/28	No Opt. Call	BBB	1,422,336
1,350	5.250%, 12/01/33	12/28 at 100.00	BBB	1,600,263
	Velocity Metropolitan District No 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
10,000	5.125%, 12/01/34	12/23 at 103.00	N/R	10,377,100
630	5.375%, 12/01/39	12/23 at 103.00	N/R	653,543
182,351	Total Colorado			191,462,584
	Connecticut – 0.4%
8,660	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	7/19 at 100.00	Caa1	8,534,603
3,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index Series 2013A, 2.850%, 3/01/24 (SIFMA reference rate + 0.95% spread) (5)	No Opt. Call	A	3,019,500
10,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index Series 2015C, 2.570%, 6/15/24 (UB) (4)	No Opt. Call	A	10,194,500
2,235	Connecticut State, General Obligation Bonds, Series 2005B, 3.653%, 6/01/20 – AMBAC Insured	No Opt. Call	A	2,256,389
23,895	Total Connecticut			24,004,992
	Delaware – 0.1%
2,500	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	2,587,625
1,960	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A, 6.250%, 9/01/25, 144A	3/25 at 100.00	N/R	2,083,264
830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB	874,737
5,290	Total Delaware			5,545,626

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia – 0.2%
	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
$645	4.125%, 7/01/27	7/24 at 103.00	N/R	$673,070
270	5.000%, 7/01/32	7/24 at 103.00	N/R	293,404
725	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23 (ETM)	No Opt. Call	N/R (6)	790,743
9,650	District of Columbia, Revenue Bonds, The Freedom Forum, Series 2002A, 6.090%, 8/01/37 – NPFG Insured	7/19 at 100.00	Baa2	9,650,000
1,255	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	1,256,757
12,545	Total District of Columbia			12,663,974
	Florida – 10.8%
660	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.250%, 11/01/25	No Opt. Call	N/R	661,729
405	AH at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	426,919
28,635	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Healthcare Project, Series 2007A, 2.559%, 12/01/37 (3-Month LIBOR * 67% reference rate + 0.87% spread) (5)	7/19 at 100.00	A3	27,507,640
	Alta Lakes Community Development District, Florida, Special Assessment Bonds, Series 2019:
465	3.500%, 5/01/24	No Opt. Call	N/R	464,986
555	3.750%, 5/01/29	No Opt. Call	N/R	554,528
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A:
735	4.000%, 11/01/24	No Opt. Call	N/R	739,667
775	4.750%, 11/01/29	11/28 at 100.00	N/R	796,638
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
690	4.375%, 11/01/24, 144A	No Opt. Call	N/R	701,282
860	4.750%, 11/01/29, 144A	No Opt. Call	N/R	886,178
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016:
165	4.250%, 11/01/21	No Opt. Call	N/R	165,992
655	5.500%, 11/01/30	11/26 at 100.00	N/R	674,847
725	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 4.625%, 5/01/28	No Opt. Call	N/R	743,618
	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
355	3.625%, 11/01/23, 144A	No Opt. Call	N/R	357,144
430	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	437,319
170	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017B, 5.250%, 11/01/29, 144A	No Opt. Call	N/R	175,007

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$195	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28	No Opt. Call	N/R	$198,258
555	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28	No Opt. Call	N/R	563,591
50	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-2, 6.000%, 5/01/29	No Opt. Call	N/R	51,968
11,085	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 3 Master Improvements Project, Series 2016, 4.625%, 11/01/21	11/19 at 100.00	N/R	11,097,304
725	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%, 5/01/29	No Opt. Call	N/R	735,404
990	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	1,055,211
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
165	4.000%, 11/01/24, 144A	No Opt. Call	N/R	167,201
200	4.500%, 11/01/29, 144A	No Opt. Call	N/R	207,652
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
590	4.000%, 11/01/24, 144A	No Opt. Call	N/R	597,517
1,165	4.500%, 11/01/29, 144A	No Opt. Call	N/R	1,201,220
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
140	4.000%, 11/01/24, 144A	No Opt. Call	N/R	141,424
175	4.500%, 11/01/29, 144A	No Opt. Call	N/R	180,432
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015:
435	4.250%, 11/01/21	No Opt. Call	N/R	443,300
770	4.750%, 11/01/26	11/25 at 100.00	N/R	804,604
1,135	5.000%, 11/01/31	11/25 at 100.00	N/R	1,188,810
400	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2018, 4.500%, 11/01/28, 144A	No Opt. Call	N/R	408,320
700	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	726,761
1,000	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%, 11/01/25	No Opt. Call	N/R	1,040,480
130	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 4.000%, 5/01/20	No Opt. Call	N/R	131,461
415	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2016, 3.625%, 9/01/26	9/23 at 100.00	BBB	423,288

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016:
$25	3.500%, 5/01/20	No Opt. Call	N/R	$25,105
45	3.500%, 5/01/21	No Opt. Call	N/R	45,293
40	3.500%, 5/01/22	No Opt. Call	N/R	40,202
50	3.500%, 5/01/23	No Opt. Call	N/R	50,088
50	3.750%, 5/01/24	No Opt. Call	N/R	50,394
30	3.750%, 5/01/25	No Opt. Call	N/R	30,030
	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
3,225	4.000%, 11/01/25	No Opt. Call	N/R	3,295,563
3,105	4.700%, 11/01/29	11/25 at 100.00	N/R	3,237,677
	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1:
485	4.250%, 11/01/24, 144A	No Opt. Call	N/R	493,284
600	4.750%, 11/01/29, 144A	No Opt. Call	N/R	623,598
825	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A	No Opt. Call	N/R	871,786
655	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	BBB	749,255
490	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 3.750%, 11/01/31	11/26 at 100.00	BBB	514,593
	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
1,125	3.875%, 5/01/24	No Opt. Call	A2	1,219,500
1,165	4.000%, 5/01/25	5/24 at 100.00	A2	1,273,089
1,220	4.125%, 5/01/26	5/24 at 100.00	A2	1,337,754
1,070	4.250%, 5/01/27	5/24 at 100.00	A2	1,176,486
755	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27	No Opt. Call	N/R	784,973
500	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.100%, 5/01/26	No Opt. Call	N/R	513,170
	Blue Lake Community Development District, Lee County, Colorado, Special Assessment Bonds, 2019 Project Series 2019:
500	3.500%, 6/15/24	No Opt. Call	N/R	502,275
1,010	4.000%, 6/15/32	6/29 at 100.00	N/R	1,022,908
	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
3,595	6.500%, 11/01/29	11/19 at 100.00	BB+	3,632,783
3,000	6.750%, 11/01/39	11/19 at 100.00	BB+	3,030,900
750	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28, 144A	No Opt. Call	N/R	767,917

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,300	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc, Series 2000, 7.500%, 11/01/20 (AMT)	7/19 at 100.00	Caa1	$2,301,403
	Bullfrog Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017:
165	4.000%, 11/01/22	No Opt. Call	N/R	166,673
250	4.750%, 11/01/28	11/27 at 100.00	N/R	257,610
	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015:
230	3.750%, 7/01/19, 144A	No Opt. Call	N/R	230,000
500	4.000%, 7/01/20, 144A	No Opt. Call	N/R	503,845
580	4.250%, 7/01/21, 144A	No Opt. Call	N/R	590,678
550	4.500%, 7/01/22, 144A	No Opt. Call	N/R	568,051
1,230	4.750%, 7/01/24, 144A	No Opt. Call	N/R	1,296,469
735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 1/01/24 (7)	1/21 at 103.00	N/R	470,400
280	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (7)	7/19 at 100.00	N/R	280,000
6,030	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	6,195,584
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
900	5.900%, 8/15/28, 144A	No Opt. Call	N/R	930,042
515	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	532,412
2,415	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A, 4.750%, 7/01/27, 144A	No Opt. Call	BB	2,524,520
	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018:
6,985	7.000%, 6/01/28, 144A	No Opt. Call	N/R	7,541,495
14,560	7.250%, 6/01/33, 144A	6/28 at 100.00	N/R	15,789,446
1,745	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	1,793,965
1,915	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	1,942,863
665	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 4.000%, 10/15/29, 144A	10/27 at 100.00	Ba2	681,964
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,645	5.000%, 8/01/27, 144A	8/24 at 103.00	N/R	1,695,518
490	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	509,664
850	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%, 11/01/29	11/26 at 100.00	N/R	882,232

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
$900	4.750%, 5/01/24	No Opt. Call	N/R	$947,511
3,120	5.000%, 5/01/34	5/24 at 100.00	N/R	3,269,604
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
380	4.000%, 5/01/22, 144A	No Opt. Call	N/R	387,497
1,400	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,507,436
	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016:
375	4.125%, 12/15/27	12/26 at 100.00	N/R	389,378
500	4.500%, 12/15/32	12/26 at 100.00	N/R	530,185
	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019:
2,075	5.000%, 10/01/29, 144A	10/27 at 100.00	N/R	2,241,934
2,500	5.000%, 10/01/34, 144A	10/27 at 100.00	N/R	2,684,925
	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019:
230	3.625%, 6/15/24, 144A	No Opt. Call	N/R	233,604
300	4.000%, 6/15/29, 144A	No Opt. Call	N/R	309,357
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
3,140	4.500%, 6/01/23	No Opt. Call	BBB-	3,265,506
500	5.250%, 6/01/28	6/23 at 100.00	BBB-	533,615
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB-	1,071,010
4,710	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24, 144A	No Opt. Call	N/R	4,672,838
810	Collier County Industrial Development Authority, Florida, Facilities Revenue Bonds, Gulf Coast Charter Academy, Series 2017A, 4.100%, 12/01/27, 144A	No Opt. Call	N/R	828,508
430	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.125%, 5/01/26	No Opt. Call	N/R	435,594
185	Connerton West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2 Phase 2, 4.625%, 5/01/28	No Opt. Call	N/R	188,165
	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019:
220	3.875%, 11/01/24, 144A	No Opt. Call	N/R	223,654
270	4.000%, 11/01/29, 144A	No Opt. Call	N/R	278,551
1,985	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.250%, 11/01/27	No Opt. Call	N/R	2,026,804

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
$1,100	3.750%, 11/01/23, 144A	No Opt. Call	N/R	$1,109,548
1,205	4.500%, 11/01/28, 144A	No Opt. Call	N/R	1,240,957
	Creek Preserve Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
750	3.875%, 11/01/24, 144A	No Opt. Call	N/R	753,788
1,200	4.250%, 11/01/30, 144A	11/29 at 100.00	N/R	1,214,244
630	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%, 11/01/27	No Opt. Call	N/R	648,661
	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018:
530	4.375%, 11/01/24, 144A	No Opt. Call	N/R	539,916
795	4.750%, 11/01/29, 144A	No Opt. Call	N/R	824,017
2,105	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 4.000%, 5/01/24	No Opt. Call	BBB	2,217,470
800	Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/29	7/19 at 101.00	N/R	808,024
	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
385	4.350%, 5/01/23, 144A	No Opt. Call	N/R	390,020
720	4.850%, 5/01/29, 144A	No Opt. Call	N/R	747,907
3,120	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A, 4.600%, 5/01/28, 144A	No Opt. Call	N/R	3,179,873
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area Two, Series 2018:
595	3.875%, 12/15/23, 144A	No Opt. Call	N/R	601,069
1,160	4.250%, 12/15/28, 144A	No Opt. Call	N/R	1,183,989
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
675	4.500%, 5/01/25	No Opt. Call	N/R	695,007
1,300	4.625%, 5/01/26	No Opt. Call	N/R	1,344,304
2,575	Durbin Crossing Community Development District, Florida, Special Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 – AGM Insured	5/27 at 100.00	AA	3,089,665
345	East Bonita Beach Road Community Development District, Bonita Springs, Florida, Special Assessment Bonds, Area 1 Series 2018, 4.375%, 11/01/29, 144A	11/28 at 100.00	N/R	354,891
2,750	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.250%, 5/01/25	5/22 at 100.00	N/R	2,822,930
1,250	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	1,278,937

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
$215	3.750%, 11/01/24	No Opt. Call	N/R	$219,190
280	4.125%, 11/01/29	No Opt. Call	N/R	291,301
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
455	4.250%, 5/01/24	No Opt. Call	N/R	461,729
575	4.600%, 5/01/29	No Opt. Call	N/R	596,620
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
895	4.500%, 11/01/23, 144A	No Opt. Call	N/R	909,964
1,690	5.000%, 11/01/29, 144A	No Opt. Call	N/R	1,750,603
1,000	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	1,038,970
750	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28	11/27 at 100.00	N/R	762,735
970	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	989,313
	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A:
500	4.250%, 5/01/24, 144A	No Opt. Call	N/R	506,175
775	5.500%, 11/01/29, 144A	No Opt. Call	N/R	805,349
280	5.000%, 5/01/30, 144A	5/29 at 100.00	N/R	289,985
325	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Bonds, Baptist Hospital, Inc Project, Series 2010A, 5.750%, 8/15/29	8/20 at 100.00	A3	338,894
1,000	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	1,117,140
290	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	293,434
	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019:
335	4.125%, 11/01/24, 144A	No Opt. Call	N/R	337,854
500	4.250%, 11/01/29, 144A	No Opt. Call	N/R	509,555
535	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	537,408
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,304,600
300	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	310,674
275	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 5.000%, 6/15/28, 144A	6/26 at 100.00	N/R	280,165
1,490	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,546,858

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,035	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	$1,068,027
4,040	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C, 5.150%, 7/01/27, 144A	No Opt. Call	N/R	4,122,214
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A:
2,450	5.125%, 6/15/26, 144A	No Opt. Call	N/R	2,563,092
4,590	4.000%, 7/15/26, 144A	No Opt. Call	N/R	4,658,529
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
330	5.000%, 6/15/24, 144A	No Opt. Call	N/R	327,994
3,750	5.625%, 6/15/29, 144A	6/24 at 100.00	N/R	3,778,050
2,360	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 5.000%, 6/15/25, 144A	No Opt. Call	N/R	2,464,760
625	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	B+	652,638
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
875	5.500%, 6/15/22, 144A	No Opt. Call	N/R	893,156
2,000	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	2,067,240
2,230	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	2,286,330
5,855	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 6.375%, 12/15/25	6/23 at 100.00	N/R	6,358,589
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A:
1,750	5.750%, 6/15/29	6/24 at 100.00	N/R	1,890,402
1,510	6.000%, 6/15/34	6/24 at 100.00	N/R	1,631,072
1,990	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc Project, Series 2019, 5.000%, 5/01/29, 144A (AMT)	5/22 at 105.00	N/R	2,172,463
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
38,165	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	1/20 at 104.00	N/R	37,449,788
43,665	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/20 at 105.00	N/R	42,573,812
39,745	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/20 at 105.00	N/R	38,656,384
14,100	Florida Development Finance Corporation, Healthcare Facilties Revenue Bonds, UF Health - Jacksonville Project, Series 2013A, 6.000%, 2/01/33	8/23 at 100.00	Baa3	15,633,939
6,810	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019, 6.875%, 12/01/38, 144A	12/23 at 105.00	N/R	6,882,186
2,190	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1, 4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	2,352,936

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A:
$1,250	5.000%, 10/01/25	No Opt. Call	BBB+	$1,467,200
2,000	5.000%, 10/01/26	10/25 at 100.00	BBB+	2,335,420
715	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%, 11/01/27	11/26 at 100.00	N/R	730,029
1,015	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	1,107,517
530	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	538,984
525	Forest Brooke Community Development District, Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27	No Opt. Call	N/R	537,857
460	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	479,973
85	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	7/19 at 100.00	N/R	85,131
545	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 4.000%, 5/01/25	5/24 at 100.00	N/R	544,133
620	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 4.000%, 5/01/25	5/24 at 100.00	N/R	619,014
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	864,763
1,210	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	1,257,976
1,545	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	1,665,386
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A:
400	3.750%, 11/01/24	No Opt. Call	N/R	404,024
600	4.125%, 11/01/29	No Opt. Call	N/R	611,964
930	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28	No Opt. Call	N/R	961,081
110	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	111,426
	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
550	3.875%, 5/01/26	No Opt. Call	N/R	553,394
270	4.500%, 5/01/36	5/26 at 100.00	N/R	275,338
4,195	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	4,329,785

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Harmony West Community Development District, Osceloa County, Florida, Special Asssessment Revenue Bonds, Assessment Area One, Series 2018:
$370	4.125%, 5/01/24, 144A	No Opt. Call	N/R	$374,399
455	4.750%, 5/01/29, 144A	No Opt. Call	N/R	467,699
	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
1,510	3.500%, 1/01/24	No Opt. Call	N/R	1,521,702
1,740	4.000%, 1/01/28	1/27 at 100.00	N/R	1,760,236
655	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28	No Opt. Call	N/R	677,774
310	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	319,006
695	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%, 5/01/27 – AGM Insured	No Opt. Call	AA	826,348
590	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Four, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	606,201
420	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	431,533
	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1:
365	4.125%, 11/01/24, 144A	No Opt. Call	N/R	370,355
450	4.500%, 11/01/29, 144A	No Opt. Call	N/R	461,754
535	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	560,386
	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017:
245	3.500%, 11/01/23	No Opt. Call	N/R	246,343
375	4.125%, 11/01/28	11/27 at 100.00	N/R	379,654
	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019:
375	4.000%, 11/01/24, 144A	No Opt. Call	N/R	378,334
695	4.125%, 11/01/29, 144A	No Opt. Call	N/R	708,858
300	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 3A Project, Series 2016, 4.000%, 5/01/23	No Opt. Call	N/R	303,582
	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
295	4.250%, 6/15/24, 144A	No Opt. Call	N/R	298,773
360	4.750%, 6/15/29, 144A	No Opt. Call	N/R	372,650
250	Hunter's Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019, 4.250%, 11/01/29, 144A	No Opt. Call	N/R	257,755
88	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	90,859

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
$390	3.000%, 5/01/20	No Opt. Call	A-	$395,097
405	3.250%, 5/01/21	No Opt. Call	A-	416,818
790	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	805,049
275	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	278,570
220	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	222,858
490	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26	No Opt. Call	N/R	499,359
685	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	690,384
1,495	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	1,546,817
	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A:
500	5.000%, 1/15/29, 144A	No Opt. Call	N/R	558,640
550	5.000%, 1/15/39, 144A	7/29 at 100.00	N/R	589,914
95	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	98,787
2,945	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	3,110,244
650	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	663,806
	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
365	4.000%, 5/01/23	No Opt. Call	N/R	367,380
550	4.600%, 5/01/28	No Opt. Call	N/R	559,774
	Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019:
305	3.875%, 5/01/24	No Opt. Call	N/R	307,251
375	4.250%, 5/01/29	No Opt. Call	N/R	381,548
515	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A	No Opt. Call	N/R	531,279
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Isles Lakewood Ranch Project, Series 2019:
230	3.500%, 5/01/24	No Opt. Call	N/R	231,274
275	3.875%, 5/01/29	No Opt. Call	N/R	279,991

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
$600	4.250%, 5/01/25	No Opt. Call	N/R	$617,868
710	4.875%, 5/01/35	5/25 at 100.00	N/R	739,735
1,475	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	1,519,825
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018:
355	3.900%, 5/01/23	No Opt. Call	N/R	359,661
535	4.250%, 5/01/28	No Opt. Call	N/R	549,515
560	Landings at Miami Coummunity Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2018, 4.125%, 11/01/28, 144A	No Opt. Call	N/R	568,389
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
5,310	5.250%, 6/15/27	7/19 at 100.00	BB-	5,311,912
5,000	5.375%, 6/15/37	7/19 at 100.00	BB-	5,000,000
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
325	5.000%, 12/01/27, 144A	12/22 at 105.00	N/R	338,114
210	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	220,792
	Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
245	3.800%, 5/01/24	No Opt. Call	N/R	245,764
435	4.000%, 5/01/29	No Opt. Call	N/R	436,457
750	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	796,230
10,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25, 144A (AMT)	6/20 at 100.00	Baa2	10,195,800
305	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.200%, 5/01/20	No Opt. Call	A	311,792
	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017:
430	3.500%, 5/01/23	No Opt. Call	N/R	434,137
900	4.250%, 5/01/29	5/28 at 100.00	N/R	925,335
2,435	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.250%, 7/01/27, 144A	No Opt. Call	N/R	2,477,929
335	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/24	No Opt. Call	BBB+	387,585

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017:
$1,000	5.000%, 7/01/28	7/27 at 100.00	BBB	$1,164,950
1,000	5.000%, 7/01/29	7/27 at 100.00	BBB	1,159,500
1,315	5.000%, 7/01/30	7/27 at 100.00	BBB	1,517,589
1,605	5.000%, 7/01/31	7/27 at 100.00	BBB	1,842,026
695	5.000%, 7/01/32	7/27 at 100.00	BBB	793,488
	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
2,650	4.000%, 11/01/23	No Opt. Call	N/R	2,727,724
3,145	4.750%, 11/01/27	No Opt. Call	N/R	3,379,711
750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB	809,977
900	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%, 9/15/25, 144A	No Opt. Call	N/R	935,415
1,000	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Series 2018, 5.000%, 1/15/32	1/28 at 100.00	BBB-	1,112,190
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B:
4,000	4.250%, 5/01/24	5/23 at 100.00	N/R	4,163,320
2,630	5.000%, 5/01/29	5/23 at 100.00	N/R	2,779,831
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A:
2,675	4.250%, 5/01/24	5/23 at 100.00	N/R	2,784,220
4,500	5.000%, 5/01/29	5/23 at 100.00	N/R	4,756,365
2,010	5.000%, 5/01/37	5/23 at 100.00	N/R	2,109,013
1,605	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	1,651,160
290	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	301,702
3,105	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/28	5/25 at 100.00	N/R	3,299,125
905	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	938,195
	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018:
250	4.000%, 11/01/23, 144A	No Opt. Call	N/R	252,408
535	4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	548,070
	North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019:
205	4.250%, 11/01/24	No Opt. Call	N/R	208,698
440	4.750%, 11/01/29	No Opt. Call	N/R	458,885

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
$445	3.625%, 5/01/24	No Opt. Call	N/R	$445,409
810	4.000%, 5/01/30	5/29 at 100.00	N/R	808,550
	North Springs Improvement District, Browaard County, Florida, Special Assessment Bonds, Area C, Series 2017:
1,240	3.500%, 5/01/23	No Opt. Call	N/R	1,246,138
1,850	4.000%, 5/01/28	No Opt. Call	N/R	1,868,888
	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Bay Unit Area, Series 2018:
980	3.875%, 5/01/23, 144A	No Opt. Call	N/R	987,634
1,465	4.250%, 5/01/28, 144A	No Opt. Call	N/R	1,500,658
465	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	No Opt. Call	N/R	473,733
2,500	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014, 4.500%, 8/01/24	No Opt. Call	N/R	2,593,375
3,290	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 4.650%, 8/01/25	No Opt. Call	N/R	3,436,931
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
865	4.500%, 8/01/24	No Opt. Call	N/R	882,101
1,100	4.875%, 8/01/29	No Opt. Call	N/R	1,148,532
375	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	379,793
500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	6/21 at 100.00	A-	520,580
935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	958,141
775	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc, Series 2015C, 5.000%, 5/15/27	5/25 at 100.00	BBB	872,200
2,560	Palm Beach County, Florida, First Mortgage Revenue Bonds, Tuscan Gardens of Delray Beach Project, Series 2018A, 4.750%, 10/01/47 (Mandatory Put 10/01/29)	10/23 at 103.00	N/R	2,508,800
1,000	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/29, 144A	No Opt. Call	Ba1	1,129,980
1,120	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27	No Opt. Call	BBB-	1,163,333
	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019A:
250	4.500%, 5/01/24	No Opt. Call	N/R	250,613
880	4.750%, 5/01/30	No Opt. Call	N/R	882,411
255	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	258,710

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$565	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%, 5/01/30	5/27 at 100.00	N/R	$597,182
630	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	642,493
	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A:
435	4.000%, 5/01/20	No Opt. Call	N/R	441,325
3,815	5.000%, 5/01/25	No Opt. Call	N/R	4,024,787
995	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015, 4.250%, 5/01/25	No Opt. Call	N/R	1,009,029
975	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28	11/26 at 100.00	N/R	1,000,876
	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017:
460	3.500%, 11/01/22, 144A	No Opt. Call	N/R	462,976
1,040	4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	1,068,382
	Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019:
260	3.750%, 5/01/24	No Opt. Call	N/R	261,719
500	4.000%, 5/01/30	5/29 at 100.00	N/R	503,920
	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019:
200	3.500%, 5/01/24	No Opt. Call	N/R	200,184
500	4.000%, 5/01/30	5/29 at 100.00	N/R	501,060
775	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 4.375%, 5/01/28	No Opt. Call	N/R	790,880
435	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26	No Opt. Call	N/R	429,428
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
815	4.500%, 11/01/22	No Opt. Call	N/R	833,215
1,885	5.250%, 11/01/28	11/27 at 100.00	N/R	2,039,193
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
370	4.375%, 11/01/23, 144A	No Opt. Call	N/R	378,155
640	4.875%, 11/01/28, 144A	No Opt. Call	N/R	673,363
260	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	289,341
265	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 4.000%, 11/01/22	No Opt. Call	N/R	269,121

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017:
$205	3.500%, 11/01/22, 144A	No Opt. Call	N/R	$206,259
500	4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	510,335
2,000	Saint Johns County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Westminster Pines, Series 2017A, 4.125%, 8/01/47 (Mandatory Put 8/01/24)	8/22 at 101.00	N/R	2,024,180
	San Simeon Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2019 Project Series 2019:
500	3.375%, 6/15/24, 144A	No Opt. Call	N/R	500,425
1,055	3.750%, 6/15/31, 144A	6/29 at 100.00	N/R	1,057,395
1,340	Seminole County Industrial Development Authority, Florida, Revenue Bonds, Legacy Pointe at UCF Project, Anticipation Notes Series 2016A, 10.000%, 12/28/21, 144A	7/19 at 100.00	N/R	1,687,127
	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019:
400	4.000%, 11/01/24, 144A	No Opt. Call	N/R	405,076
745	4.500%, 11/01/29, 144A	No Opt. Call	N/R	767,626
	Sherwood Manor Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area One, Series 2018:
250	4.000%, 11/01/23, 144A	No Opt. Call	N/R	253,120
540	4.625%, 11/01/29, 144A	No Opt. Call	N/R	552,447
	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2015:
640	3.625%, 11/01/20	No Opt. Call	N/R	642,912
2,000	4.500%, 11/01/25	No Opt. Call	N/R	2,059,660
385	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%, 11/01/28, 144A	No Opt. Call	N/R	395,226
120	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	123,691
485	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 4.375%, 5/01/25	5/24 at 101.00	N/R	491,834
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A:
925	3.625%, 11/01/23	No Opt. Call	N/R	934,453
1,125	4.500%, 11/01/28	11/27 at 100.00	N/R	1,152,776
640	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%, 11/01/28	11/27 at 100.00	N/R	660,736
	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
610	4.000%, 5/01/23	No Opt. Call	N/R	617,839
1,145	4.750%, 5/01/29	No Opt. Call	N/R	1,187,250
1,000	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29	5/27 at 100.00	N/R	1,050,770

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
$480	4.000%, 5/01/24	No Opt. Call	N/R	$485,914
595	4.625%, 5/01/29	5/28 at 100.00	N/R	615,539
350	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%, 5/01/26	No Opt. Call	N/R	356,818
1,925	Southeast Overtown/Park West Community Redevelopement Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A	No Opt. Call	BBB+	2,180,409
	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
350	3.750%, 5/01/24	No Opt. Call	N/R	353,350
430	4.375%, 5/01/29	No Opt. Call	N/R	443,347
595	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	611,922
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
700	3.750%, 11/01/22, 144A	No Opt. Call	N/R	707,035
1,290	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	1,336,801
990	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	1,012,829
	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, 2019 Assessment Area Series 2019NM:
405	3.500%, 6/15/24	No Opt. Call	N/R	408,236
1,000	4.000%, 6/15/30	6/29 at 100.00	N/R	1,020,370
	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017:
330	3.500%, 12/15/23	No Opt. Call	N/R	332,686
550	4.000%, 12/15/28	No Opt. Call	N/R	565,301
660	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	723,340
460	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	N/R	463,620
720	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	734,090
730	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	7/19 at 101.00	N/R	737,402
1,820	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	1,916,715
	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015:
345	4.000%, 11/01/20	No Opt. Call	N/R	349,012
1,215	4.500%, 11/01/26	11/25 at 100.00	N/R	1,257,525

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$460	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area Three Project, Series 2019, 3.750%, 6/15/29, 144A	No Opt. Call	N/R	$463,174
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
295	4.000%, 11/01/23, 144A	No Opt. Call	N/R	298,384
450	5.000%, 11/01/29, 144A	11/28 at 100.00	N/R	470,151
280	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	293,905
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A-	567,325
560	Talis Park Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2013, 4.250%, 11/01/24	11/23 at 100.00	N/R	578,435
390	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	404,808
	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
265	4.125%, 11/01/24, 144A	No Opt. Call	N/R	267,814
405	4.625%, 11/01/29, 144A	No Opt. Call	N/R	417,385
	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018:
135	3.850%, 5/01/23, 144A	No Opt. Call	N/R	136,100
210	4.350%, 5/01/28, 144A	No Opt. Call	N/R	214,389
1,800	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A	No Opt. Call	N/R	1,880,784
1,070	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28	No Opt. Call	N/R	1,095,744
	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2019A-2:
650	3.500%, 5/01/24	No Opt. Call	N/R	650,650
700	3.850%, 5/01/29	No Opt. Call	N/R	701,603
1,145	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	1,255,870
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
110	4.000%, 5/01/23	No Opt. Call	N/R	111,469
295	5.000%, 5/01/28	No Opt. Call	N/R	306,145
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
650	4.000%, 5/01/23	No Opt. Call	N/R	658,639
1,000	5.000%, 5/01/28	No Opt. Call	N/R	1,037,900
185	Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 11/01/28	11/26 at 100.00	N/R	189,677

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,125	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.000%, 10/01/27	No Opt. Call	N/R	$1,137,971
	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1:
165	4.250%, 11/01/20	No Opt. Call	N/R	166,541
250	5.000%, 11/01/26	No Opt. Call	N/R	262,568
420	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area One - Phase 2 Project, Series 2018, 4.750%, 11/01/29, 144A	No Opt. Call	N/R	438,060
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
250	3.875%, 5/01/24	No Opt. Call	N/R	250,308
500	4.125%, 5/01/29	No Opt. Call	N/R	500,150
540	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	562,021
	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
250	4.500%, 5/01/23	No Opt. Call	N/R	253,780
400	5.000%, 5/01/28	No Opt. Call	N/R	417,096
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
250	4.000%, 11/01/24	No Opt. Call	N/R	253,743
500	4.500%, 11/01/29	No Opt. Call	N/R	517,340
1,415	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017, 4.125%, 11/01/28, 144A	11/27 at 100.00	N/R	1,437,088
530	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	542,688
250	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 4.250%, 11/01/21	No Opt. Call	N/R	253,963
370	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28	No Opt. Call	A2	385,192
	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1:
1,545	5.000%, 11/01/23	No Opt. Call	N/R	1,563,973
2,005	5.750%, 11/01/28	No Opt. Call	N/R	2,094,884
	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2:
700	5.000%, 11/01/23	No Opt. Call	N/R	708,540
1,650	6.000%, 11/01/31	No Opt. Call	N/R	1,746,195
260	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.200%, 5/01/26	No Opt. Call	N/R	263,635

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$350	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27	No Opt. Call	N/R	$362,394
1,000	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	1,019,510
350	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	363,419
	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1:
455	4.125%, 11/01/24, 144A	No Opt. Call	N/R	458,890
695	4.500%, 11/01/30, 144A	11/29 at 100.00	N/R	706,266
970	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2, 5.250%, 11/01/32, 144A	No Opt. Call	N/R	990,477
505	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	569,458
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
325	4.000%, 11/01/24	No Opt. Call	N/R	328,708
305	4.000%, 11/01/24	No Opt. Call	N/R	308,471
390	4.500%, 11/01/29	No Opt. Call	N/R	403,241
375	4.500%, 11/01/29	No Opt. Call	N/R	387,746
405	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	12/19 at 101.00	N/R	409,143
585	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	590,897
460	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	464,651
680	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28	11/27 at 100.00	N/R	688,969
850	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	5/22 at 100.00	N/R	897,345
1,590	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	1,656,669
	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019:
170	3.750%, 5/01/24	No Opt. Call	N/R	169,993
250	4.000%, 5/01/29	No Opt. Call	N/R	248,983
1,780	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	1,824,981
1,465	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,529,079
1,910	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 1, Series 2017, 3.500%, 5/01/22	No Opt. Call	N/R	1,905,340

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017:
$1,825	3.500%, 5/01/22	No Opt. Call	N/R	$1,826,569
3,555	4.000%, 5/01/27	No Opt. Call	N/R	3,569,789
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016:
1,000	4.250%, 11/01/26	No Opt. Call	N/R	1,017,630
210	4.625%, 11/01/31	11/26 at 100.00	N/R	214,897
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Master Infrastructure, Series 2019:
500	4.000%, 5/01/24	No Opt. Call	N/R	504,235
1,000	4.250%, 5/01/29	No Opt. Call	N/R	1,017,470
135	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019, 4.250%, 5/01/29, 144A	No Opt. Call	N/R	137,367
	Wildblue Community Development District, Florida, Special Assessment Bonds, Series 2019:
610	3.500%, 6/15/24, 144A	No Opt. Call	N/R	611,385
2,000	3.750%, 6/15/30, 144A	6/29 at 100.00	N/R	2,011,620
	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
520	3.500%, 11/01/23, 144A	No Opt. Call	N/R	522,486
725	4.000%, 11/01/28, 144A	11/27 at 100.00	N/R	734,722
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017:
220	3.500%, 5/01/23	No Opt. Call	N/R	221,560
330	4.000%, 5/01/28	No Opt. Call	N/R	334,168
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2019:
210	3.800%, 5/01/24	No Opt. Call	N/R	210,920
315	4.000%, 5/01/29	No Opt. Call	N/R	317,974
	Willows Community Development District, Florida, Special Assessment Bonds, Series 2019:
425	3.875%, 5/01/24	No Opt. Call	N/R	428,876
510	4.370%, 5/01/29	No Opt. Call	N/R	519,557
	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015:
135	4.000%, 11/01/20	No Opt. Call	N/R	135,998
400	4.375%, 11/01/25	No Opt. Call	N/R	418,084
	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019:
135	3.750%, 11/01/24	No Opt. Call	N/R	137,026
185	4.250%, 11/01/29	No Opt. Call	N/R	190,667

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$320	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	$326,406
1,005	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%, 11/01/27	No Opt. Call	N/R	1,036,798
560	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26	No Opt. Call	N/R	568,775
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
270	4.000%, 5/01/22	No Opt. Call	N/R	272,403
905	5.000%, 5/01/29	5/28 at 100.00	N/R	937,010
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019:
525	4.375%, 11/01/24, 144A	No Opt. Call	N/R	534,434
660	4.750%, 11/01/29, 144A	No Opt. Call	N/R	686,954
615,388	Total Florida			630,057,039
	Georgia – 1.1%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
2,455	6.000%, 1/01/23	No Opt. Call	N/R	2,519,370
9,250	6.500%, 1/01/29	1/28 at 100.00	N/R	10,032,180
2,540	6.750%, 1/01/35	1/28 at 100.00	N/R	2,729,738
	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,065,307
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,147,702
750	5.000%, 7/15/24	No Opt. Call	Baa2	843,255
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,121,290
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,118,830
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,112,740
880	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	936,012
560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	573,714
2,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc Project, Refunding Series 2016, 5.000%, 7/01/31	7/23 at 103.00	BBB	2,215,260
700	Gainesville and Hall County Development Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	BBB-	762,370
376	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	422,459

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
$406	5.500%, 7/15/23	7/21 at 100.00	N/R	$407,401
958	5.500%, 7/15/30	7/21 at 100.00	N/R	962,023
1,052	5.500%, 1/15/36	7/21 at 100.00	N/R	1,056,334
500	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27, 144A	No Opt. Call	N/R	516,545
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B:
330	5.000%, 3/15/21	No Opt. Call	A-	347,655
830	5.000%, 3/15/22	No Opt. Call	A-	899,197
	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A:
5,000	5.000%, 5/15/33	5/29 at 100.00	A3	5,990,550
3,280	5.000%, 5/15/34	5/29 at 100.00	A3	3,913,565
2,000	5.000%, 5/15/35	No Opt. Call	A3	2,581,680
2,000	5.000%, 5/15/36	No Opt. Call	A3	2,596,980
2,750	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, First Series 1995, 2.250%, 7/01/25	6/24 at 100.00	A-	2,776,648
125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa1	125,990
12,235	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38, 144A (AMT)	1/28 at 100.00	N/R	12,782,027
56,002	Total Georgia			61,556,822
	Guam – 0.7%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
4,825	5.000%, 11/15/27	11/25 at 100.00	BB	5,472,612
4,305	5.000%, 11/15/33	11/25 at 100.00	BB	4,739,073
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/31	1/22 at 100.00	BB	1,050,610
1,875	5.250%, 1/01/36	1/22 at 100.00	BB	1,969,013
3,530	5.125%, 1/01/42	1/22 at 100.00	BB	3,678,895
	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A:
3,000	6.625%, 12/01/30	12/20 at 100.00	B+	3,080,520
895	6.875%, 12/01/40	12/20 at 100.00	B+	922,423
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A:
400	5.000%, 7/01/22	No Opt. Call	BBB-	434,408
250	5.000%, 7/01/23	No Opt. Call	BBB-	277,278
2,200	5.000%, 7/01/24	No Opt. Call	BBB-	2,491,764
1,000	5.000%, 7/01/35	7/24 at 100.00	BBB-	1,090,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
$350	5.250%, 7/01/20	No Opt. Call	BBB-	$360,896
1,500	5.500%, 7/01/43	7/23 at 100.00	BBB-	1,638,465
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
255	5.000%, 7/01/24	No Opt. Call	BBB-	288,818
525	5.000%, 7/01/25	No Opt. Call	BBB-	603,839
	Guam Government, General Obligation Bonds, 2009 Series A:
325	6.000%, 11/15/19	No Opt. Call	BB-	329,956
5,525	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (6)	5,637,157
2,010	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (6)	2,044,431
3,250	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (AMT)	No Opt. Call	A2	3,371,225
750	Guam Power Authority, Revenue Bonds, Series 2010A, 5.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	BBB- (6)	788,640
1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	BBB-	1,124,050
38,770	Total Guam			41,395,023
	Hawaii – 0.4%
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
490	5.000%, 7/01/20	No Opt. Call	BB	492,293
1,555	5.750%, 7/01/23	No Opt. Call	BB	1,626,157
1,575	6.250%, 7/01/27	7/23 at 100.00	BB	1,684,305
19,940	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	20,840,291
125	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	A-	128,086
230	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28	5/22 at 100.00	N/R	233,469
23,915	Total Hawaii			25,004,601
	Idaho – 0.1%
825	Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014, 4.375%, 7/01/34, 144A	7/24 at 100.00	A	875,779
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
1,985	5.000%, 9/01/25	No Opt. Call	BB+	2,273,956
2,085	5.000%, 9/01/26	No Opt. Call	BB+	2,427,232
1,000	5.000%, 9/01/37	9/26 at 100.00	BB+	1,103,430

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
$1,170	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc Project, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	BB	$1,192,160
7,065	Total Idaho			7,872,557
	Illinois – 13.3%
1,335	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%, 12/30/27	No Opt. Call	N/R	1,371,098
1,000	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%, 12/30/23	No Opt. Call	N/R	1,014,750
2,080	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,070,682
2,125	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	7/19 at 100.00	N/R	2,117,562
3,345	Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 12/01/29	12/26 at 100.00	BBB	3,743,958
4,680	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	7/19 at 100.00	N/R	4,614,480
1,645	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.000%, 3/01/33	3/28 at 100.00	N/R	1,718,992
10,150	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	10,291,694
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
24,265	5.750%, 4/01/33	4/27 at 100.00	A	28,558,692
20,835	5.750%, 4/01/34	4/27 at 100.00	A	24,442,164
2,985	5.750%, 4/01/35	4/27 at 100.00	A	3,490,987
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
300	5.000%, 4/01/33	4/27 at 100.00	A	335,979
1,370	5.000%, 4/01/34	4/27 at 100.00	A	1,529,235
2,000	5.000%, 4/01/35	4/27 at 100.00	A	2,225,460
2,320	5.000%, 4/01/36	4/27 at 100.00	A	2,574,272
2,320	5.000%, 4/01/37	4/27 at 100.00	A	2,560,862
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018:
1,240	5.000%, 4/01/33	4/28 at 100.00	A	1,404,002
1,535	5.000%, 4/01/34	4/28 at 100.00	A	1,730,544
1,610	5.000%, 4/01/35	4/28 at 100.00	A	1,807,306
1,270	5.000%, 4/01/36	4/28 at 100.00	A	1,420,533
4,170	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	B+	4,539,337
1,420	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	12/21 at 100.00	B2	1,484,567

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
$225	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (6)	$228,384
870	5.000%, 12/01/19	No Opt. Call	B2	880,718
1,230	5.000%, 12/01/20	No Opt. Call	B2	1,281,340
8,075	5.000%, 12/01/31	12/20 at 100.00	B2	8,254,669
13,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	B+	16,534,310
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
16,570	5.000%, 12/01/30	12/27 at 100.00	B+	18,728,408
11,810	5.000%, 12/01/34	12/27 at 100.00	B+	13,158,466
7,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	B+	8,325,666
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017F:
8,855	5.000%, 12/01/23	No Opt. Call	B+	9,634,594
5,000	5.000%, 12/01/24	No Opt. Call	B+	5,529,050
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
3,120	5.000%, 12/01/29 – AGM Insured	12/28 at 100.00	BB-	3,747,120
2,500	5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	BB-	2,982,425
1,850	5.000%, 12/01/33 – AGM Insured	12/28 at 100.00	BB-	2,180,188
4,300	5.000%, 12/01/34 – AGM Insured	12/28 at 100.00	BB-	5,047,770
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,900	5.000%, 12/01/24	No Opt. Call	B+	2,101,039
5,000	5.000%, 12/01/25	No Opt. Call	B+	5,609,500
4,000	5.000%, 12/01/26	No Opt. Call	B+	4,542,600
20,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	B+	24,780,400
	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A:
9,160	0.000%, 12/01/24 – NPFG Insured	No Opt. Call	B+	7,873,386
8,150	0.000%, 12/01/29 – NPFG Insured	No Opt. Call	B+	5,861,072
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
5,000	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	B+	4,564,100
3,780	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	B+	3,144,393
3,295	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.010%, 12/01/25 – NPFG Insured	No Opt. Call	B+	2,740,946
1,000	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Park Series 2016A, 5.000%, 1/01/40	1/26 at 100.00	AA-	1,115,060

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,114	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33, 144A	7/19 at 100.00	N/R	$1,113,845
2,100	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	2,120,307
227	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24	7/19 at 100.00	Ba3	227,405
1,282	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, IncRedevelopement Project-Whole Foods Warehouse & Distribution, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	1,293,331
2,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	1,200,580
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
1,000	5.250%, 1/01/23	No Opt. Call	Ba1	1,084,570
2,650	5.000%, 1/01/25	No Opt. Call	Ba1	2,931,509
795	5.000%, 1/01/26	1/25 at 100.00	Ba1	878,467
2,025	5.250%, 1/01/29	1/25 at 100.00	Ba1	2,245,198
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
215	5.000%, 1/01/27	1/24 at 100.00	Ba1	233,886
10,000	5.250%, 1/01/30	1/24 at 100.00	Ba1	10,894,600
10,100	5.250%, 1/01/32	1/24 at 100.00	Ba1	10,936,785
715	5.000%, 1/01/35	1/24 at 100.00	Ba1	761,518
6,860	5.000%, 1/01/36	1/24 at 100.00	Ba1	7,293,072
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
20,500	5.625%, 1/01/31	1/27 at 100.00	BBB-	23,783,280
2,890	5.750%, 1/01/34	1/27 at 100.00	BBB-	3,345,175
5,870	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/23	No Opt. Call	Ba1	6,317,764
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/34	1/25 at 100.00	Ba1	1,106,330
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
6,000	0.000%, 1/01/27	No Opt. Call	Ba1	4,655,160
415	5.000%, 1/01/34	7/19 at 100.00	Ba1	415,921
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
845	4.625%, 1/01/32	1/21 at 100.00	Ba1	858,638
26,085	5.000%, 1/01/40	1/21 at 100.00	Ba1	26,710,779
	Chicago, Illinois, General Obligation Bonds, Project Series 2012A:
7,000	5.000%, 1/01/33	1/22 at 100.00	Ba1	7,261,170
14,120	5.000%, 1/01/34	1/22 at 100.00	Ba1	14,618,436

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A:
$1,870	5.000%, 1/01/22 (Pre-refunded 1/01/20)	1/20 at 100.00	Ba1 (6)	$1,902,856
1,170	5.000%, 1/01/25	1/20 at 100.00	Ba1	1,185,584
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
10	5.000%, 1/01/21	No Opt. Call	Ba1	10,532
5,835	5.000%, 1/01/23	1/22 at 100.00	Ba1	6,136,845
1,500	5.000%, 1/01/25	1/22 at 100.00	Ba1	1,577,055
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,530	5.000%, 1/01/24	No Opt. Call	BBB-	3,849,641
1,065	5.000%, 1/01/25	No Opt. Call	BBB-	1,178,135
2,560	5.000%, 1/01/26	No Opt. Call	BBB-	2,873,242
1,065	5.000%, 1/01/28	1/26 at 100.00	BBB-	1,191,426
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
30	5.000%, 1/01/24	No Opt. Call	BBB-	32,717
6,565	5.000%, 1/01/26	1/25 at 100.00	BBB-	7,254,259
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB-	5,576,250
1,535	5.500%, 1/01/35	1/25 at 100.00	BBB-	1,694,732
2,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/31	1/29 at 100.00	BBB-	2,281,940
900	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	7/19 at 100.00	N/R	904,860
1,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/26	12/23 at 100.00	BBB	1,087,300
1,260	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/34	11/26 at 100.00	A2	1,424,569
880	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B1	913,651
2,390	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,675,246
3,249	Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie Buisness Park-Industrial Property, Series 2018A, 5.000%, 11/15/34	No Opt. Call	N/R	3,430,782
300	Governors State University Board of Trustees, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	7/19 at 100.00	A3	300,981
1,390	Governors State University Board of Trustees, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2018, 5.000%, 7/01/28 – BAM Insured	7/27 at 100.00	AA	1,642,299
	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Refunding Series 2018:
1,475	5.000%, 1/01/24	No Opt. Call	N/R	1,526,935
2,690	5.000%, 1/01/30	1/27 at 100.00	N/R	2,800,828

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
$160	4.500%, 12/01/20, 144A	No Opt. Call	N/R	$161,347
815	5.250%, 12/01/25, 144A	No Opt. Call	N/R	860,770
1,815	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	1,909,906
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
2,065	6.875%, 10/01/31	10/21 at 100.00	BB+	2,218,842
455	7.125%, 10/01/41	10/21 at 100.00	BB+	487,255
1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,813,477
1,000	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015, 5.000%, 9/01/32	9/24 at 100.00	BBB	1,083,470
2,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B1	2,082,700
5,575	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017, 5.000%, 5/15/33	5/24 at 103.00	N/R	5,798,948
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
4,000	5.000%, 2/15/26	No Opt. Call	Aa2	4,845,480
8,000	5.000%, 2/15/27	No Opt. Call	Aa2	9,878,080
3,535	5.000%, 2/15/28	2/27 at 100.00	Aa2	4,355,473
500	5.000%, 2/15/29	2/27 at 100.00	Aa2	612,495
10,000	5.000%, 2/15/31	2/27 at 100.00	Aa2	12,066,600
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22	No Opt. Call	AA+	399,348
800	5.000%, 9/01/23	No Opt. Call	AA+	912,536
1,495	5.000%, 9/01/25	9/24 at 100.00	AA+	1,746,638
1,000	5.000%, 9/01/26	9/24 at 100.00	AA+	1,163,850
1,400	5.000%, 9/01/27	9/24 at 100.00	AA+	1,627,304
800	5.000%, 9/01/29	9/24 at 100.00	AA+	927,032
	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010:
130	6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (6)	135,299
225	6.125%, 5/15/27	5/20 at 100.00	BBB-	231,491
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	7/19 at 100.00	BB	1,000,510
1,500	5.000%, 4/01/31	7/19 at 100.00	BB	1,504,140
955	5.000%, 4/01/36	7/19 at 100.00	BB	957,607
500	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016, 5.000%, 9/01/27	9/26 at 100.00	Baa1	589,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$190	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB-	$197,610
195	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.250%, 5/01/22 (Pre-refunded 5/01/20)	5/20 at 100.00	AA+ (6)	202,878
1,000	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/23	No Opt. Call	A-	1,120,940
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
165	5.000%, 8/15/24	No Opt. Call	Baa1	188,189
375	5.000%, 8/15/25	No Opt. Call	Baa1	436,211
1,000	5.000%, 8/15/27	8/25 at 100.00	Baa1	1,157,010
6,500	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A, 5.250%, 8/15/31	8/26 at 100.00	BBB	7,597,915
	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A:
500	5.000%, 2/15/30	8/27 at 100.00	BBB-	579,775
500	5.000%, 2/15/31	8/27 at 100.00	BBB-	577,025
500	5.000%, 2/15/32	8/27 at 100.00	BBB-	574,680
1,000	5.000%, 2/15/37	8/27 at 100.00	BBB-	1,132,360
	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001:
5,165	0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BB+	4,604,701
3,235	0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BB+	2,693,267
	Illinois State, General Obligation Bonds, December Series 2017A:
15,000	5.000%, 12/01/25	No Opt. Call	BBB-	17,084,250
6,100	5.125%, 12/01/29	12/27 at 100.00	BBB-	7,052,027
	Illinois State, General Obligation Bonds, December Series 2017B:
9,500	5.000%, 12/01/26	No Opt. Call	BBB-	10,925,285
9,365	5.000%, 12/01/27	No Opt. Call	BBB-	10,858,437
4,840	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB-	5,530,862
1,925	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/33	5/24 at 100.00	BBB-	2,086,219
5,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB-	6,318,675
	Illinois State, General Obligation Bonds, November Series 2017D:
10,000	5.000%, 11/01/27	No Opt. Call	BBB-	11,583,900
5,000	5.000%, 11/01/28	11/27 at 100.00	BBB-	5,763,900
	Illinois State, General Obligation Bonds, October Series 2016:
7,500	5.000%, 2/01/23	No Opt. Call	BBB-	8,204,250
3,835	5.000%, 2/01/26	No Opt. Call	BBB-	4,361,584
	Illinois State, General Obligation Bonds, Refunding September Series 2018A:
6,975	5.000%, 10/01/31	10/28 at 100.00	BBB-	8,016,019
5,000	5.000%, 10/01/32	10/28 at 100.00	BBB-	5,726,300

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$8,130	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB-	$8,235,853
335	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB-	370,450
6,040	Illinois State, General Obligation Bonds, Series 2006, 5.500%, 1/01/31	No Opt. Call	BBB-	7,254,704
	Illinois State, General Obligation Bonds, Series 2013:
1,480	5.250%, 7/01/29	7/23 at 100.00	BBB-	1,618,365
1,050	5.250%, 7/01/31	7/23 at 100.00	BBB-	1,141,004
200	5.500%, 7/01/33	7/23 at 100.00	BBB-	220,088
5,855	5.500%, 7/01/38	7/23 at 100.00	BBB-	6,390,381
740	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38	4/23 at 100.00	BBB-	785,480
	Illinois State, Sales Tax Revenue Bonds, First Series 2002:
2,160	6.000%, 6/15/26 – NPFG Insured	No Opt. Call	BBB	2,618,546
2,060	6.000%, 6/15/27 – NPFG Insured	No Opt. Call	BBB	2,535,304
8,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB-	8,902,730
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
6,445	5.000%, 12/15/26	6/22 at 100.00	BBB-	6,886,289
1,355	5.000%, 12/15/28	6/22 at 100.00	BBB-	1,444,850
610	5.000%, 6/15/52	6/22 at 100.00	BBB-	637,041
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,155	5.000%, 12/15/28	12/27 at 100.00	BBB-	1,329,301
300	5.000%, 12/15/31	12/27 at 100.00	BBB-	339,564
745	5.000%, 12/15/33	12/27 at 100.00	BBB-	837,909
500	5.000%, 12/15/34	12/27 at 100.00	BBB-	560,385
7,770	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	Ba1	7,928,197
4,710	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured	No Opt. Call	BBB	5,524,312
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
2,770	5.000%, 6/15/50	6/20 at 100.00	Ba1	2,813,517
795	5.200%, 6/15/50	6/20 at 100.00	Ba1	808,968
43,790	5.250%, 6/15/50	6/20 at 100.00	Ba1	44,579,534
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
1,755	0.000%, 6/15/31 – BAM Insured	No Opt. Call	Baa2	1,231,905
2,860	0.000%, 12/15/34 – BAM Insured	No Opt. Call	Baa2	1,751,207
2,016	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,251,630

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$560	North Pullman Chicago Neighborhood Initiatives, Inc Redevelopment Project, Gotham Greens Greenhouse Facility, Illinois, Certificates of Participation, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	$562,929
4,100	Plano, Illinois, Special Tax Bonds, Special Service Area 3 & 4 Lakewood Springs Project, Refunding Series 2015, 4.000%, 3/01/35	3/25 at 100.00	N/R	4,101,886
2,700	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	2,797,875
520	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/24	No Opt. Call	BBB+	583,352
750	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 5.000%, 1/01/35	1/28 at 100.00	AA-	863,033
4,470	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018C, 5.500%, 1/01/32	1/29 at 100.00	AA-	5,504,537
2,725	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B	2,780,208
780	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013, 5.750%, 11/01/19 (ETM)	No Opt. Call	N/R (6)	791,287
2,410	Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,724,746
2,310	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	2,319,956
1,340	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	1,342,600
620	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	621,203
227	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	227,508
715,375	Total Illinois			777,795,992
	Indiana – 1.2%
700	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.625%, 1/15/34, 144A	1/24 at 104.00	N/R	768,621
	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,140	6.000%, 11/15/22 (7)	No Opt. Call	N/R	798,000
1,550	7.000%, 11/15/27 (7)	11/22 at 100.00	N/R	1,085,000
190	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017, 5.125%, 1/01/32	1/23 at 105.00	N/R	197,638
1,155	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.300%, 1/01/32, 144A	1/24 at 105.00	N/R	1,207,587
55	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (AMT)	No Opt. Call	N/R	57,616
750	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29 (AMT)	7/19 at 100.00	N/R	760,080

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$775	Evansville, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Evansville Projects, Series 2017, 4.800%, 1/01/28	1/23 at 105.00	N/R	$792,779
1,315	Gary, Indiana, Revenue Anticipation Notes, Series 2019, 5.000%, 2/25/20	7/19 at 100.00	N/R	1,301,955
3,095	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Project, Series 2017, 5.000%, 7/01/27	No Opt. Call	BB	3,291,285
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A:
160	6.000%, 10/01/21	10/19 at 100.00	B	160,648
1,500	6.625%, 10/01/29	10/19 at 100.00	B	1,506,960
895	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	929,404
1,205	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	1,251,320
19,620	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	20,076,361
9,310	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	9,434,475
	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A:
2,330	5.500%, 4/01/33	4/26 at 100.00	Ba1	2,620,481
1,275	5.500%, 4/01/34	4/26 at 100.00	Ba1	1,431,493
2,500	5.000%, 4/01/37	4/26 at 100.00	Ba1	2,707,175
1,225	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	1,267,422
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22	No Opt. Call	Baa3	274,080
325	5.000%, 10/01/23	No Opt. Call	Baa3	364,023
550	5.000%, 10/01/24	10/23 at 100.00	Baa3	617,403
1,400	5.000%, 10/01/29	10/23 at 100.00	Baa3	1,554,112
15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29	5/22 at 100.00	AA-	16,316
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,000	5.000%, 4/01/28	4/22 at 100.00	Ba1	1,055,280
2,245	5.000%, 4/01/42	4/22 at 100.00	Ba1	2,302,988
600	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.050%, 4/01/26	4/24 at 102.00	N/R	588,870
4,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (AMT)	2/22 at 100.00	B-	4,618,755
3,250	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT)	No Opt. Call	N/R	3,316,690
220	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017, 5.100%, 1/01/32	1/23 at 105.00	N/R	222,303

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$1,605	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	$1,752,114
4,175	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 3.500%, 7/15/26	1/23 at 100.00	N/R	4,088,160
70,880	Total Indiana			72,417,394
	Iowa – 2.1%
10,805	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	11,250,382
3,260	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B-	3,299,153
24,325	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B-	26,445,410
16,565	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	7/19 at 105.00	B-	17,410,478
27,575	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50	12/22 at 103.00	B+	29,395,501
3,860	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/22)	12/22 at 105.00	B+	4,170,576
	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project, Series 2018:
500	3.950%, 8/01/23	No Opt. Call	N/R	508,025
750	4.450%, 8/01/28	8/23 at 102.00	N/R	781,605
500	5.000%, 8/01/33	8/23 at 102.00	N/R	531,240
300	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2018A, 3.750%, 12/01/33 (AMT)	12/26 at 100.00	A	312,477
7,155	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	7/19 at 100.00	B2	7,155,143
21,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	7/19 at 100.00	B2	21,000,840
116,595	Total Iowa			122,260,830
	Kansas – 0.6%
1,600	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/27, 144A	6/25 at 100.00	BBB-	1,865,600
	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A:
750	5.250%, 11/15/33	11/23 at 103.75	N/R	808,335
1,790	5.500%, 11/15/38	11/23 at 103.75	N/R	1,927,382
2,500	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	7/19 at 100.00	Ba3	2,504,175

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B:
$20	5.125%, 1/01/22 – AMBAC Insured	7/19 at 100.00	B1	$20,034
7,900	5.125%, 1/01/32 – AMBAC Insured	7/19 at 100.00	B1	7,912,166
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B:
1,100	5.250%, 12/15/29	12/22 at 100.00	N/R	715,000
1,750	6.100%, 12/15/34	12/22 at 100.00	N/R	1,137,500
	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,485	4.375%, 12/15/23	12/22 at 100.00	N/R	4,491,000
500	5.250%, 12/15/29	12/22 at 100.00	N/R	300,000
2,145	6.000%, 12/15/32	12/22 at 100.00	N/R	1,287,000
500	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.000%, 5/15/29	7/19 at 100.00	N/R	500,505
960	Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Appartments Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40	12/26 at 100.00	N/R	989,261
11,925	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	12,894,860
40,925	Total Kansas			37,352,818
	Kentucky – 2.8%
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Series 2016A:
1,000	5.000%, 2/01/29	2/26 at 100.00	BBB-	1,132,640
705	5.000%, 2/01/30	2/26 at 100.00	BBB-	793,280
2,065	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.000%, 2/01/26	No Opt. Call	BB+	2,274,701
4,065	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	4,002,318
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
2,000	5.000%, 6/01/31	6/27 at 100.00	BB+	2,296,640
3,500	5.000%, 6/01/32	6/27 at 100.00	BB+	4,005,610
1,330	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	N/R	1,391,685
44,715	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2011B, 2.720%, 2/01/46 (Mandatory Put 2/03/25) (SIFMA reference rate + 1.40% spread) (5)	8/24 at 100.00	BBB+	45,404,058
1,065	Kentucky Economic Development Finance Authority, Revenue Bonds, Masonic Home Independent Living II, Inc, TEMPS 85 Series 2016B-1, 3.250%, 5/15/22	7/19 at 100.00	N/R	1,065,138

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
$585	5.000%, 7/01/22	No Opt. Call	Baa2	$631,905
1,500	5.000%, 7/01/25	No Opt. Call	Baa2	1,715,010
3,450	5.000%, 7/01/26	7/25 at 100.00	Baa2	3,944,627
3,560	5.000%, 7/01/27	7/25 at 100.00	Baa2	4,079,084
3,335	5.000%, 7/01/28	7/25 at 100.00	Baa2	3,809,270
2,080	5.000%, 7/01/30	7/25 at 100.00	Baa2	2,357,181
6,450	5.000%, 7/01/32	7/25 at 100.00	Baa2	7,263,410
8,345	5.000%, 7/01/33	7/25 at 100.00	Baa2	9,367,596
40,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-2, 2.793%, 12/01/49 (Mandatory Put 6/01/25) (1-Month LIBOR * 67% reference rate + 1.30% spread) (5)	3/25 at 100.00	A3	40,278,400
25,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019A-2, 2.613%, 12/01/49 (Mandatory Put 6/01/25) (1-Month LIBOR * 67% reference rate + 1.12% spread) (5)	3/25 at 100.00	A3	24,934,750
154,750	Total Kentucky			160,747,303
	Louisiana – 0.9%
2,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	7/19 at 100.00	B1	2,281,387
	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A:
2,000	4.800%, 6/15/29, 144A	6/28 at 100.00	N/R	2,100,920
500	5.500%, 6/15/38, 144A	6/28 at 100.00	N/R	525,960
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
2,540	6.250%, 7/01/31	7/21 at 100.00	Caa1	2,533,650
3,480	6.375%, 7/01/41	7/21 at 100.00	Caa1	3,471,300
470	Louisiana Local Government Environmental Facilities and Community Development Authority, Terrebonne Parish GOMESA Project Revenue Bonds, Series 2018, 5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	509,973
345	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	A	368,567
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	1,036,750
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A	2/27 at 100.00	N/R	1,057,780
6,945	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	7,650,543

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017:
$500	5.000%, 7/01/27	No Opt. Call	Baa1	$588,770
1,680	5.000%, 7/01/29	7/27 at 100.00	Baa1	1,953,185
1,000	5.000%, 7/01/32	7/27 at 100.00	Baa1	1,145,530
410	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB-	430,771
165	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (6)	165,000
5,575	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	BBB	5,822,084
5,185	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 5.250%, 10/01/30 (8)	No Opt. Call	BBB	5,081,456
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/32	5/27 at 100.00	A3	1,765,380
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
430	5.000%, 5/15/25	No Opt. Call	A3	502,696
400	5.000%, 5/15/26	5/25 at 100.00	A3	468,332
475	5.000%, 5/15/27	5/25 at 100.00	A3	553,935
	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
1,140	6.625%, 12/15/23	No Opt. Call	N/R	1,185,406
770	8.375%, 12/15/43	12/23 at 100.00	N/R	814,976
735	Louisiana Public Facilities Authority, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/30, 144A	4/27 at 100.00	N/R	781,996
4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, 144A (AMT)	No Opt. Call	N/R	40
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
980	5.000%, 1/01/27 (AMT)	No Opt. Call	A-	1,176,657
750	5.000%, 1/01/28 (AMT)	1/27 at 100.00	A-	896,797
750	5.000%, 1/01/29 (AMT)	1/27 at 100.00	A-	893,077
900	5.000%, 1/01/30 (AMT)	1/27 at 100.00	A-	1,065,204
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
500	5.000%, 6/01/24	No Opt. Call	A-	577,160
500	5.000%, 6/01/25	6/24 at 100.00	A-	576,175
835	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/26	12/24 at 100.00	A-	962,964
1,250	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	1,344,662

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$1,905	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Medical Center Project, Refunding Series 2003A, 5.000%, 2/01/30	7/19 at 100.00	BB+	$1,906,448
52,865	Total Louisiana			52,195,531
	Maine – 0.9%
2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (AMT)	12/22 at 100.00	A2	2,674,944
6,800	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc Project, Series 2015, 5.125%, 8/01/35 (Mandatory Put 8/01/25), 144A (AMT)	No Opt. Call	B	7,549,632
13,135	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (AMT)	12/26 at 100.00	N/R	13,884,746
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
1,000	5.000%, 7/01/26	7/23 at 100.00	Ba1	1,099,570
500	5.000%, 7/01/27	7/23 at 100.00	Ba1	548,595
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
100	5.250%, 7/01/21	No Opt. Call	Ba3	105,294
10,500	7.500%, 7/01/32	7/21 at 100.00	Ba3	11,595,885
4,725	6.750%, 7/01/41	7/21 at 100.00	Ba3	5,103,284
2,235	6.950%, 7/01/41	7/21 at 100.00	Ba3	2,425,757
9,050	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (AMT)	7/19 at 100.00	B1	9,176,247
50,510	Total Maine			54,163,954
	Maryland – 0.9%
625	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	633,156
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,705	5.000%, 9/01/30	9/27 at 100.00	BBB-	2,009,684
810	5.000%, 9/01/31	9/27 at 100.00	BBB-	950,640
1,500	5.000%, 9/01/33	9/27 at 100.00	BBB-	1,741,830
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
375	5.000%, 6/15/23	No Opt. Call	BBB+	425,093
260	5.000%, 6/15/24	No Opt. Call	BBB+	301,753
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	317,045
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	441,110
345	5.000%, 6/15/27	6/24 at 100.00	BBB+	393,027
550	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 4.000%, 9/01/27	No Opt. Call	N/R	581,279

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
$2,120	4.250%, 6/01/26	No Opt. Call	N/R	$2,218,156
2,100	4.750%, 6/01/31	6/26 at 100.00	N/R	2,196,831
600	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A	2/26 at 100.00	N/R	634,434
2,500	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/27	7/25 at 100.00	N/R	2,654,900
15,795	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB-	16,280,854
	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
3,360	5.000%, 12/01/16 (7)	No Opt. Call	N/R	2,129,400
6,000	5.000%, 12/01/31 (7)	7/19 at 100.00	N/R	3,802,500
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (7)	7/19 at 100.00	N/R	633,750
	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
270	5.000%, 7/01/27	No Opt. Call	BBB	321,594
190	5.000%, 7/01/29	7/27 at 100.00	BBB	224,337
325	5.000%, 7/01/30	7/27 at 100.00	BBB	381,674
375	5.000%, 7/01/31	7/27 at 100.00	BBB	437,951
530	5.000%, 7/01/37	7/21 at 100.00	BBB	556,436
3,740	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%, 7/01/27	1/27 at 100.00	N/R	3,855,977
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
750	5.000%, 7/01/23	No Opt. Call	BBB	844,718
2,000	5.000%, 7/01/25	No Opt. Call	BBB	2,350,520
1,000	5.000%, 7/01/27	7/25 at 100.00	BBB	1,164,850
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31	7/27 at 100.00	Baa3	4,030,355
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	431,976
1,600	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30, 144A	1/26 at 100.00	N/R	1,669,152
600	Prince George's County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018, 5.000%, 7/01/30, 144A	7/28 at 100.00	N/R	673,260
55,585	Total Maryland			55,288,242
	Massachusetts – 0.4%
860	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A+	1,002,769

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
$1,015	4.250%, 1/01/21	No Opt. Call	BBB	$1,047,713
1,040	4.500%, 1/01/22	No Opt. Call	BBB	1,099,862
1,080	4.700%, 1/01/23	No Opt. Call	BBB	1,169,176
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.000%, 7/01/24	No Opt. Call	BBB-	1,094,180
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
300	5.000%, 7/15/21	No Opt. Call	Ba2	314,880
335	5.000%, 7/15/22	No Opt. Call	Ba2	359,351
325	5.000%, 7/15/23	No Opt. Call	Ba2	355,765
315	5.000%, 7/15/24	7/23 at 100.00	Ba2	342,824
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013:
1,665	4.375%, 7/01/23 (AMT)	7/22 at 100.00	AA	1,746,868
3,105	5.000%, 7/01/25 (AMT)	7/22 at 100.00	AA	3,310,706
3,685	5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	3,941,365
125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	A	127,611
4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (AMT)	1/25 at 100.00	A	5,313,874
470	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2007A, 2.298%, 5/01/37 – NPFG Insured (3-Month LIBOR * 67% reference rate + 0.57% spread) (5)	7/19 at 100.00	AA	458,932
19,920	Total Massachusetts			21,685,876
	Michigan – 0.3%
500	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.000%, 11/01/26	7/19 at 100.00	B	479,220
	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016:
1,915	5.000%, 2/15/30	2/27 at 100.00	Ba1	2,167,110
2,010	5.000%, 2/15/31	2/27 at 100.00	Ba1	2,256,366
1,500	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	1,648,470
750	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series 1997C, 6.850%, 5/01/21	7/19 at 100.00	B-	752,550
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
30	5.500%, 5/01/21 – ACA Insured	7/19 at 100.00	B-	30,084
95	5.500%, 5/01/21	7/19 at 100.00	B-	94,190

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,500	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien Floating Libor Notes Series 2006D, 2.336%, 7/01/32 – AGM Insured (3-Month LIBOR * 67% reference rate + 0.60% spread) (5)	10/19 at 100.00	A2	$1,497,720
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – NPFG Insured	7/19 at 100.00	A3	5,012
700	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Series 2015D-1, 5.000%, 7/01/30	7/25 at 100.00	A2	817,978
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
1,200	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	A3	1,353,036
2,895	5.000%, 7/01/24 – NPFG Insured	No Opt. Call	A3	3,339,701
160	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB-	161,053
1,360	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	1,107,897
350	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	B	338,691
840	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2018, 7.000%, 12/01/30, 144A (AMT)	12/23 at 100.00	N/R	951,527
900	Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Archdiocese of Detriot, Refunding Series 2011, 6.500%, 12/01/20	No Opt. Call	N/R	915,777
750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	782,227
17,460	Total Michigan			18,698,609
	Minnesota – 1.1%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
320	3.500%, 8/01/26	No Opt. Call	BB+	328,486
400	3.500%, 8/01/27	8/26 at 100.00	BB+	408,052
270	4.000%, 8/01/28	8/26 at 100.00	BB+	282,015
415	4.000%, 8/01/29	8/26 at 100.00	BB+	430,542
260	4.000%, 8/01/30	8/26 at 100.00	BB+	268,910
300	4.000%, 8/01/31	8/26 at 100.00	BB+	308,949
825	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	885,233
	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
85	4.000%, 7/01/20	No Opt. Call	N/R	85,198
770	4.750%, 7/01/25	No Opt. Call	N/R	801,354
630	5.250%, 7/01/30	7/25 at 100.00	N/R	661,683

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$1,470	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BB-	$1,473,616
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
375	4.000%, 7/01/28	7/24 at 102.00	N/R	382,575
540	5.000%, 7/01/31	7/24 at 102.00	N/R	576,148
1,675	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	B-	1,579,592
125	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 4.400%, 7/01/25	No Opt. Call	BB+	129,971
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
270	4.000%, 7/01/19	No Opt. Call	BB+	270,000
300	4.000%, 7/01/20	No Opt. Call	BB+	303,930
500	4.000%, 7/01/23	No Opt. Call	BB+	520,235
420	4.000%, 7/01/24	No Opt. Call	BB+	438,761
500	5.000%, 7/01/29	7/24 at 100.00	BB+	532,695
2,660	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	7/19 at 100.00	N/R	2,697,107
550	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	7/19 at 100.00	B1	557,673
1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen?Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	9/19 at 100.00	N/R	1,882,820
1,150	Minneapolis & Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Series 1998A, Allina Health System, Tranche I PARS, 3.572%, 8/01/28 – NPFG Insured	7/19 at 100.00	AA-	1,150,000
1,760	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 4.000%, 7/01/26	7/24 at 102.00	N/R	1,808,206
585	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	597,127
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
1,525	3.750%, 12/01/22, 144A	No Opt. Call	N/R	1,530,795
1,840	4.250%, 12/01/27, 144A	No Opt. Call	N/R	1,865,962
460	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB+	479,154
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015:
500	4.000%, 3/01/22	No Opt. Call	N/R	514,505
335	4.000%, 3/01/24	3/23 at 100.00	N/R	344,303
325	4.000%, 3/01/27	3/23 at 100.00	N/R	327,301

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
$1,035	4.150%, 9/01/24	No Opt. Call	BB	$1,058,774
1,100	5.000%, 9/01/34	9/24 at 100.00	BB	1,159,202
2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen?Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	9/19 at 100.00	N/R	2,287,993
1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB-	1,189,235
7,825	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck ? Saint Mary?s School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB+	8,238,395
1,400	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26	No Opt. Call	N/R	1,439,648
1,000	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.750%, 4/01/26	No Opt. Call	N/R	613,960
4,580	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.000%, 7/01/28, 144A	7/26 at 100.00	N/R	4,710,622
250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 4.750%, 7/01/29, 144A	7/27 at 100.00	N/R	263,775
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.000%, 9/01/27	9/20 at 101.00	BB+	1,029,530
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
1,190	4.000%, 12/01/24	No Opt. Call	BB	1,233,352
700	4.500%, 12/01/29	12/24 at 100.00	BB	731,073
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
345	3.625%, 10/01/21	No Opt. Call	N/R	341,574
1,425	4.000%, 10/01/26	No Opt. Call	N/R	1,399,421
1,115	4.750%, 10/01/31	10/26 at 100.00	N/R	1,122,404
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
4,260	5.000%, 11/15/24 (ETM)	No Opt. Call	N/R (6)	5,028,760
4,825	5.000%, 11/15/26 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (6)	5,063,066
200	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 3.750%, 6/01/26	6/24 at 100.00	N/R	195,818
	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
200	4.000%, 12/01/23	No Opt. Call	N/R	209,896
400	4.000%, 12/01/24	No Opt. Call	N/R	420,660
60,285	Total Minnesota			62,160,056

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi – 0.2%
$1,270	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	$1,412,113
7,310	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	Baa3	7,437,633
8,580	Total Mississippi			8,849,746
	Missouri – 0.8%
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,515	5.000%, 8/01/24	No Opt. Call	Ba1	1,674,923
1,910	5.000%, 8/01/27	8/26 at 100.00	Ba1	2,148,425
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
650	4.000%, 11/01/26	11/25 at 100.00	N/R	670,898
1,000	4.000%, 11/01/27	11/25 at 100.00	N/R	1,027,560
2,160	3.900%, 11/01/29	11/25 at 100.00	N/R	2,203,675
725	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	830,894
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
875	5.000%, 3/01/27	No Opt. Call	BBB-	1,029,761
1,400	5.000%, 3/01/28	3/27 at 100.00	BBB-	1,639,848
700	5.000%, 3/01/30	3/27 at 100.00	BBB-	813,736
200	5.000%, 3/01/31	3/27 at 100.00	BBB-	230,318
3,525	5.000%, 3/01/36	3/27 at 100.00	BBB-	3,987,973
	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
1,125	3.375%, 3/01/20	No Opt. Call	N/R	1,131,638
1,150	3.750%, 3/01/21	No Opt. Call	N/R	1,170,987
	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A:
1,000	5.000%, 5/15/25	No Opt. Call	BB	1,106,870
1,075	5.000%, 5/15/26	No Opt. Call	BB	1,203,290
1,080	5.000%, 5/15/27	No Opt. Call	BB	1,222,279
1,150	5.250%, 5/15/28	5/27 at 100.00	BB	1,331,010
2,645	5.250%, 5/15/31	5/27 at 100.00	BB	3,019,479
1,500	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B, 4.375%, 2/01/31, 144A	2/28 at 100.00	N/R	1,598,805
2,000	Lee's Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.000%, 11/01/27, 144A	No Opt. Call	N/R	2,007,940

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,555	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A	No Opt. Call	N/R	$1,568,731
985	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Project, Series 2006, 5.000%, 5/01/23	7/19 at 100.00	N/R	971,121
1,895	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	1,916,395
	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A:
235	4.000%, 5/01/20	No Opt. Call	N/R	236,483
1,135	5.000%, 5/01/24	5/23 at 100.00	N/R	1,167,586
2,555	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 5.000%, 8/15/25	No Opt. Call	N/R	2,814,639
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
895	5.000%, 11/15/27	11/25 at 100.00	N/R	1,010,777
990	5.000%, 11/15/29	11/25 at 100.00	N/R	1,110,087
1,095	5.000%, 11/15/31	11/25 at 100.00	N/R	1,217,728
1,045	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%, 12/01/25	No Opt. Call	N/R	1,114,963
1,150	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	7/19 at 100.00	N/R	1,150,196
1,500	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Revenue Bonds, Contructual Payments of St Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38	4/27 at 100.00	A	1,769,100
605	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	689,016
2,025	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 3.875%, 11/15/29	11/26 at 100.00	N/R	2,134,451
500	The Industrial Development Authority of the County of St Louis, Missouri, Transportation Development Refunding Revenue Bonds, Series 2019B, 4.375%, 3/01/33, 144A	3/27 at 100.00	N/R	520,120
45,550	Total Missouri			49,441,702
	Montana – 0.0%
	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A:
1,000	5.000%, 5/15/27	5/25 at 102.00	N/R	1,087,990
1,180	5.250%, 5/15/30	5/25 at 102.00	N/R	1,276,430
435	5.250%, 5/15/32	5/25 at 102.00	N/R	468,408
2,615	Total Montana			2,832,828

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska – 0.1%
	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
$150	5.250%, 12/01/19	No Opt. Call	BBB+	$152,089
815	5.250%, 12/01/21	No Opt. Call	BBB+	878,293
2,100	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 4.000%, 5/15/33	5/24 at 100.00	BBB+	2,201,262
3,065	Total Nebraska			3,231,644
	Nevada – 0.9%
835	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38	9/28 at 100.00	N/R	871,239
	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain's Edge, Refunding 2012:
680	5.000%, 8/01/21	No Opt. Call	A	720,548
1,310	4.000%, 8/01/22	No Opt. Call	A	1,378,251
1,850	4.000%, 8/01/23	8/22 at 100.00	A	1,943,573
665	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24	No Opt. Call	N/R	704,907
1,305	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28	8/25 at 100.00	N/R	1,416,930
1,170	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A (AMT)	12/27 at 100.00	N/R	1,244,599
3,030	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 6.950%, 2/15/38, 144A (AMT)	8/28 at 100.00	N/R	3,455,867
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
13,900	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	15,332,812
2,935	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	3,366,063
1,450	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25, 144A	No Opt. Call	BB	1,488,193
580	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 4.500%, 12/15/29, 144A	12/25 at 100.00	BB	617,369
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,565	4.000%, 9/01/32	9/26 at 100.00	N/R	1,584,406
675	4.000%, 9/01/35	9/26 at 100.00	N/R	677,477
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
450	4.000%, 6/01/21	No Opt. Call	N/R	462,479
580	5.000%, 6/01/23	No Opt. Call	N/R	626,371
540	5.000%, 6/01/24	No Opt. Call	N/R	589,221
885	5.000%, 6/01/25	6/24 at 100.00	N/R	960,110

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
$500	5.000%, 12/01/26	12/25 at 100.00	N/R	$551,270
1,565	5.000%, 12/01/28	12/25 at 100.00	N/R	1,705,177
335	Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/27, 144A	7/25 at 100.00	BB+	369,595
	North Las Vegas, Nevada, General Obligation Bonds, Refunding Series 2011:
500	5.000%, 6/01/33	6/21 at 100.00	BB	518,725
500	5.000%, 6/01/36	6/21 at 100.00	BB	517,375
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019:
700	4.250%, 6/01/34	12/28 at 100.00	N/R	724,157
850	4.500%, 6/01/39	12/28 at 100.00	N/R	883,720
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
945	4.000%, 12/01/27, 144A	No Opt. Call	N/R	973,643
940	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,007,116
3,950	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27	7/19 at 100.00	BB-	3,889,565
2,010	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	7/19 at 100.00	N/R	1,988,312
400	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B, 5.000%, 6/01/38 – AGM Insured	12/28 at 100.00	A2	472,388
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
100	6.500%, 6/15/20	7/19 at 100.00	Ba3	100,100
250	6.750%, 6/15/28	7/19 at 100.00	Ba3	250,238
47,950	Total Nevada			51,391,796
	New Hampshire – 0.1%
3,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018A, 4.000%, 11/01/27, 144A (AMT)	7/23 at 100.00	B	3,082,560
	New Jersey – 5.4%
4,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	7/19 at 100.00	N/R	4,000,400
3,960	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	Ba1	4,289,116
	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A:
445	4.000%, 6/15/30 (Pre-refunded 6/15/26)	6/26 at 100.00	N/R (6)	517,232
1,070	4.000%, 6/15/30	6/26 at 100.00	BBB+	1,146,419

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$240	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24, 144A	No Opt. Call	N/R	$248,306
900	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017, 5.000%, 7/15/32	7/27 at 100.00	BBB-	1,024,920
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
125	3.500%, 9/01/22, 144A	No Opt. Call	BB	126,033
210	4.250%, 9/01/27, 144A	No Opt. Call	BB	223,377
830	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/29	6/22 at 100.00	BBB+	888,698
1,000	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 4.375%, 1/01/24	No Opt. Call	N/R	1,019,300
860	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26	6/25 at 100.00	BBB+	934,235
	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B:
6,680	4.000%, 6/15/29	12/28 at 100.00	BBB+	7,335,776
8,780	5.000%, 6/15/35	12/28 at 100.00	BBB+	10,166,274
1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (AMT)	No Opt. Call	BBB	1,238,082
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A:
10,500	4.000%, 7/01/32	7/27 at 100.00	Baa2	11,215,260
7,775	5.000%, 7/01/33	7/27 at 100.00	Baa2	8,912,094
650	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/25	No Opt. Call	BBB-	729,430
2,460	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 4.000%, 7/01/24	No Opt. Call	BBB-	2,566,616
270	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	282,574
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX:
5,000	5.000%, 6/15/21	No Opt. Call	BBB+	5,311,600
5,000	5.000%, 6/15/22	No Opt. Call	BBB+	5,446,500
6,900	5.000%, 6/15/25	No Opt. Call	BBB+	7,958,805
10,000	5.000%, 6/15/26	6/25 at 100.00	BBB+	11,408,800
1,530	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 4.750%, 6/15/31	12/26 at 100.00	BBB+	1,712,713
5,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/29	6/25 at 100.00	BBB+	5,717,400

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013-I:
$19,735	2.870%, 9/01/27 (UB) (4)	3/23 at 100.00	BBB+	$19,780,193
2,200	2.920%, 3/01/28 (UB) (4)	3/23 at 100.00	BBB+	2,208,624
3,000	3.100%, 3/01/28 – Insured (SIFMA reference rate + 1.60% spread) (5)	3/23 at 100.00	BBB+	3,011,760
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/25	3/23 at 100.00	BBB+	5,486,750
8,385	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 4.000%, 6/15/28	6/24 at 100.00	BBB+	8,898,581
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340:
250	4.570%, 9/01/25, 144A (IF) (4)	3/25 at 100.00	BBB+	236,643
1,000	5.757%, 9/01/27, 144A (IF) (4)	3/23 at 100.00	BBB+	1,009,170
100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc Project; Series 2014A, 5.125%, 10/01/24, 144A	No Opt. Call	BB-	104,118
4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	Ba3	5,249,076
530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1998, 5.500%, 4/01/28 (AMT)	7/19 at 100.00	Ba3	531,251
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
425	4.875%, 9/15/19 (AMT)	No Opt. Call	Ba3	427,278
7,720	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	8,346,632
8,000	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	8,770,400
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B:
3,340	5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	3,834,687
425	5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	487,947
1,680	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/27 (AMT)	No Opt. Call	Ba1	1,964,458
5,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	5,807,650
	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Issue, Series 2014A:
10,885	4.000%, 9/01/30	9/24 at 100.00	BBB+	11,472,572
11,330	4.000%, 9/01/31	9/24 at 100.00	BBB+	11,893,214

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
$3,335	5.000%, 7/01/20	No Opt. Call	BB+	$3,411,972
525	5.000%, 7/01/21	No Opt. Call	BB+	548,893
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,205,557
1,000	6.250%, 7/01/35	7/21 at 100.00	BB+	1,067,060
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
1,050	5.000%, 7/01/26	No Opt. Call	BBB-	1,239,389
1,075	4.000%, 7/01/34	7/26 at 100.00	BBB-	1,152,357
2,800	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A, 4.000%, 12/01/33 (AMT)	6/28 at 100.00	AA	3,038,728
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
2,515	5.000%, 6/15/27	6/26 at 100.00	Baa1	2,982,513
9,410	5.000%, 6/15/28	6/26 at 100.00	Baa1	11,092,508
5,525	5.000%, 6/15/29	6/26 at 100.00	Baa1	6,466,736
1,000	5.000%, 6/15/30	6/26 at 100.00	Baa1	1,162,110
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,910	5.000%, 6/15/29	6/26 at 100.00	Baa1	2,235,559
1,630	5.000%, 6/15/30	6/26 at 100.00	Baa1	1,894,239
1,710	5.000%, 6/15/31	6/26 at 100.00	Baa1	1,973,836
8,375	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	BBB+	5,676,072
4,035	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	BBB+	4,546,356
1,410	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/38	6/22 at 100.00	BBB+	1,499,323
5,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/33	12/28 at 100.00	BBB+	5,957,259
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA:
5,000	4.000%, 6/15/36	12/28 at 100.00	BBB+	5,317,250
5,000	5.000%, 6/15/37	12/28 at 100.00	BBB+	5,727,050
5,000	5.000%, 6/15/38	12/28 at 100.00	BBB+	5,711,050
1,500	4.125%, 6/15/39	12/28 at 100.00	BBB+	1,590,375
11,855	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Libor Index Series 2017D-1, 2.261%, 1/01/24 (UB) (4)	No Opt. Call	A2	11,937,274
16,330	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	Baa3	17,593,289

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$1,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2016S, 5.000%, 1/01/34	1/26 at 100.00	BBB-	$1,131,040
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
1,000	5.000%, 1/01/29 (AMT)	1/28 at 100.00	Baa1	1,175,800
1,300	5.000%, 1/01/30 (AMT)	1/28 at 100.00	Baa1	1,517,243
850	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa1	978,724
1,220	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa1	1,399,401
1,250	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa1	1,428,088
1,000	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa1	1,134,860
1,850	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/37	6/28 at 100.00	A-	2,150,292
292,360	Total New Jersey			315,883,167
	New Mexico – 0.2%
1,630	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (AMT)	7/19 at 100.00	N/R	1,631,206
	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015:
85	4.000%, 10/01/20	No Opt. Call	N/R	85,266
240	4.875%, 10/01/25	No Opt. Call	N/R	243,759
1,355	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010A, 5.200%, 6/01/40 (Mandatory Put 6/01/20)	No Opt. Call	Baa2	1,395,799
3,005	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	3,060,563
425	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	443,024
2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (AMT)	7/19 at 100.00	AA-	2,341,958
810	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	824,710
1,785	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25, 144A	5/20 at 103.00	N/R	1,804,599
11,670	Total New Mexico			11,830,884
	New York – 3.9%
180	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015, 5.000%, 7/01/28	7/25 at 100.00	BBB	213,242
1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A, 4.500%, 6/01/27	6/24 at 103.00	BBB-	1,102,220
20	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B+	20,123

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
$805	5.000%, 11/01/21	No Opt. Call	BB	$841,499
845	5.000%, 11/01/22	No Opt. Call	BB	897,052
700	5.250%, 11/01/34	11/24 at 100.00	BB	750,617
3,000	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014, 4.500%, 1/01/25, 144A (AMT)	No Opt. Call	N/R	3,308,100
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	4.000%, 5/01/22 (ETM)	No Opt. Call	N/R (6)	5,402
15	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (6)	17,182
715	5.000%, 5/01/23	No Opt. Call	BBB-	791,190
3,245	5.000%, 5/01/24	5/23 at 100.00	BBB-	3,578,197
85	5.000%, 5/01/24 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	97,022
2,830	5.000%, 5/01/26	5/23 at 100.00	BBB-	3,105,274
65	5.000%, 5/01/26 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	74,193
1,815	5.000%, 5/01/27	5/23 at 100.00	BBB-	1,986,663
20	5.000%, 5/01/27 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	22,829
2,955	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/34	7/24 at 100.00	BBB-	3,293,347
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
300	5.000%, 12/01/26, 144A	6/25 at 100.00	BBB-	347,979
1,200	5.000%, 12/01/28, 144A	6/25 at 100.00	BBB-	1,383,420
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
2,000	5.000%, 12/01/26, 144A	No Opt. Call	BBB-	2,387,320
1,800	5.000%, 12/01/28, 144A	6/27 at 100.00	BBB-	2,148,804
2,500	5.000%, 12/01/31, 144A	6/27 at 100.00	BBB-	2,937,125
2,600	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	2,645,006
	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
3,350	5.000%, 12/01/21, 144A	No Opt. Call	BB-	3,429,931
6,470	5.000%, 12/01/26, 144A	No Opt. Call	BB-	7,003,840
6,410	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc Project, Series 2016B, 4.000%, 7/01/34	7/26 at 100.00	A-	6,981,580
1,000	Genesee County Industrial Development Agency, New York, Civic Facility Revenue Bonds, United Memorial Medical Center Project, Series 2007, 5.000%, 12/01/32	7/19 at 100.00	N/R	1,001,150
1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinante Series 2000, 6.000%, 12/15/25 (AMT)	12/19 at 100.00	Ba1	1,717,493

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 5.890%, 2/01/32	2/27 at 100.00	N/R	$1,044,630
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.470%, 2/01/33	2/28 at 100.00	N/R	1,085,520
400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	7/24 at 100.00	Baa1	453,468
5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	7/19 at 100.00	B-	5,422,572
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
210	5.000%, 7/01/27	7/25 at 100.00	BBB	241,042
375	5.000%, 7/01/28	7/25 at 100.00	BBB	429,532
825	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 3.163%, 10/01/27 (7)	7/19 at 101.00	N/R	540,375
2,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/39 – AMBAC Insured	7/19 at 100.00	BBB	2,033,640
7,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 2.876%, 3/01/26 – FGIC Insured	No Opt. Call	BBB	7,196,910
10,820	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	11,664,285
21,805	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	23,849,873
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
18,715	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	20,942,272
10,750	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	12,046,557
7,000	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc Project, Series 2014R-2, 3.125%, 12/01/44 (Mandatory Put 6/01/26), 144A (AMT)	No Opt. Call	B	6,950,370
3,825	New York State Mortgage Agency, Mortgage Revenue Bonds, Fifty First Series 2015, 3.400%, 10/01/30	10/24 at 100.00	Aaa	4,000,070
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
15,065	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB-	15,927,773
8,535	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB-	8,980,783
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
4,410	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	5,252,927
7,450	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa3	8,846,204
1,120	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	1,316,616

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
$4,500	4.000%, 7/01/31 (AMT)	7/24 at 100.00	Baa3	$4,781,250
3,500	5.250%, 1/01/50 (AMT)	7/24 at 100.00	Baa3	3,877,685
6,000	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018B, 3.500%, 11/01/24, 144A	7/23 at 100.00	B	6,194,520
520	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph's Hospital Health Center Project, Series 2014A, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (6)	520,000
60	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (AMT)	7/19 at 100.00	BBB+	62,189
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
4,180	5.000%, 1/01/32 (AMT)	1/26 at 100.00	Ba2	4,595,910
4,685	5.000%, 1/01/34 (AMT)	1/26 at 100.00	Ba2	5,115,833
2,100	5.000%, 1/01/36 (AMT)	1/26 at 100.00	Ba2	2,266,446
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
1,400	5.000%, 6/01/23	No Opt. Call	B+	1,486,660
2,850	5.000%, 6/01/24	No Opt. Call	B+	3,033,426
3,850	5.000%, 6/01/25	No Opt. Call	B+	4,132,551
2,650	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc Project, BAN Series 2018, 0.000%, 10/01/23	No Opt. Call	N/R	2,650,000
	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016:
685	5.000%, 11/01/27	11/25 at 100.00	BBB-	800,827
830	5.000%, 11/01/28	11/25 at 100.00	BBB-	967,672
213,260	Total New York			230,798,188
	North Carolina – 0.1%
665	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25, 144A	No Opt. Call	N/R	667,381
3,100	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	3,431,638
380	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23, 144A	No Opt. Call	BB+	400,831
4,145	Total North Carolina			4,499,850
	North Dakota – 0.1%
490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (6)	540,686

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
$165	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	$176,659
1,200	5.000%, 7/01/24 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	1,284,792
1,070	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	1,145,606
1,460	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	1,563,164
2,005	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/31	6/28 at 100.00	BBB-	2,333,659
6,390	Total North Dakota			7,044,566
	Ohio – 5.1%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
32,655	5.875%, 6/01/30	7/19 at 100.00	Caa3	32,078,639
52,440	5.750%, 6/01/34	7/19 at 100.00	Caa3	51,063,450
6,485	5.875%, 6/01/47	7/19 at 100.00	B-	6,364,249
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
1,765	5.000%, 12/01/24	12/22 at 100.00	N/R	1,783,391
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,180,525
400	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1, 6.250%, 1/15/34, 144A	1/24 at 104.00	N/R	431,588
465	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	472,617
4,295	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Baa3	4,479,213
	Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc, Refunding &Improvement Series 2014:
150	5.000%, 11/15/23	No Opt. Call	BBB+	168,819
205	5.000%, 11/15/24	No Opt. Call	BBB+	235,334
200	5.000%, 11/15/25	11/24 at 100.00	BBB+	228,760
500	5.000%, 11/15/26	11/24 at 100.00	BBB+	569,805
	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012:
1,650	5.000%, 6/01/21	No Opt. Call	A-	1,756,590
5,000	5.250%, 6/01/26	6/22 at 100.00	A-	5,503,050
	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
230	5.000%, 12/01/22	7/19 at 100.00	N/R	230,239
525	5.000%, 12/01/32	7/19 at 100.00	N/R	525,089
1,580	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	1,637,638

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,315	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25	No Opt. Call	N/R	$1,390,731
60	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB-	61,692
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B:
905	5.250%, 5/01/29 (Pre-refunded 11/12/23)	11/23 at 100.00	N/R (6)	1,040,795
1,685	5.250%, 5/01/29	11/23 at 100.00	BBB+	1,944,574
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,250	5.000%, 2/15/20	No Opt. Call	Ba2	1,270,925
1,000	5.000%, 2/15/21	No Opt. Call	Ba2	1,043,250
2,250	5.000%, 2/15/27	2/23 at 100.00	Ba2	2,454,728
2,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	A-	2,030,020
7,515	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	6,913,800
13,410	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18 (7)	No Opt. Call	CCC+	13,611,150
20,775	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21) (7)	No Opt. Call	N/R	21,086,625
25,640	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	23,588,800
2,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	1,899,800
3,105	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	2,856,600
	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
1,500	3.625%, 12/01/33 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	1,380,000
215	3.125%, 1/01/34 (7)	No Opt. Call	N/R	197,800
1,730	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	1,591,600
3,540	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (7)	No Opt. Call	N/R	3,256,800
1,115	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (7)	No Opt. Call	N/R	1,131,725

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$11,485	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	B-	$11,830,928
8,230	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	8,794,084
720	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A	10/25 at 101.00	N/R	747,439
9,250	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (AMT)	7/19 at 100.00	N/R	9,266,003
265	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (AMT)	7/19 at 100.00	N/R	265,527
1,775	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	1,859,668
8,610	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (7)	No Opt. Call	N/R	7,921,200
11,855	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (7)	No Opt. Call	N/R	10,906,600
14,995	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	13,795,400
2,290	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	2,106,800
4,990	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (7)	No Opt. Call	N/R	4,590,800
705	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	648,600
3,745	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (7)	No Opt. Call	N/R	3,445,400
250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc, Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	259,518
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
430	5.000%, 12/01/23	No Opt. Call	BB-	468,481
595	5.000%, 12/01/24	No Opt. Call	BB-	658,891
415	5.000%, 12/01/25	12/24 at 100.00	BB-	462,082
2,670	5.500%, 12/01/29	12/24 at 100.00	BB-	3,023,882
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB-	2,430,736
1,920	6.000%, 12/01/42	12/22 at 100.00	BB-	2,055,590

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,010	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (AMT)	7/19 at 100.00	N/R	$2,013,497
	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, LLC - The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB-	1,637,109
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB-	2,476,035
7,630	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	8,074,905
302,600	Total Ohio			298,199,586
	Oklahoma – 0.7%
2,955	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/33	8/28 at 100.00	BB+	3,505,930
	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017:
500	5.000%, 11/15/26	11/25 at 102.00	BBB-	582,995
600	5.000%, 11/15/28	11/25 at 102.00	BBB-	693,420
400	5.000%, 11/15/29	11/25 at 102.00	BBB-	460,492
1,780	5.000%, 11/15/30	11/25 at 102.00	BBB-	2,041,268
730	5.000%, 11/15/32	11/25 at 102.00	BBB-	829,324
9,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	10,748,444
22,375	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	BB-	24,973,856
39,215	Total Oklahoma			43,835,729
	Oregon – 0.1%
750	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A, 5.000%, 11/15/32	11/25 at 102.00	N/R	863,925
145	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/19	No Opt. Call	N/R	146,032
840	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB-	873,701
430	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 4.500%, 6/15/28	6/25 at 100.00	N/R	435,594
900	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 6.875%, 11/01/27	7/19 at 100.50	N/R	900,108
75	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32 (AMT)	7/22 at 100.00	Aaa	75,572
550	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	602,376

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	7/19 at 100.00	N/R	$410,650
4,095	Total Oregon			4,307,958
	Pennsylvania – 6.6%
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
10,500	6.750%, 11/01/24	11/19 at 100.00	B	10,635,765
1,370	6.875%, 5/01/30	11/19 at 100.00	B	1,380,412
5,045	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	12/21 at 100.00	B	5,327,671
5,955	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2007A-1, 2.548%, 2/01/37 (3-Month LIBOR * 67% reference rate + 0.82% spread) (5)	8/19 at 100.00	A+	5,871,273
475	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	492,067
7,200	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	7/19 at 100.00	N/R	7,103,952
2,000	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017, 5.875%, 7/01/32, 144A	7/24 at 100.00	N/R	2,021,940
2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	2,114,600
1,625	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,883,927
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
16,240	5.000%, 5/01/28, 144A	No Opt. Call	N/R	17,946,012
1,685	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	1,844,435
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
3,750	5.000%, 5/01/27, 144A	No Opt. Call	Ba3	4,300,800
12,075	5.000%, 5/01/32, 144A	5/27 at 100.00	Ba3	13,694,620
6,385	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (7)	No Opt. Call	N/R	5,874,200
4,225	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21) (7)	No Opt. Call	N/R	4,288,375
7,950	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	7,314,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$18,760	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	$17,259,200
8,470	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	7,792,400
3,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, US Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B	3,392,874
3,130	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.000%, 3/15/26	No Opt. Call	BBB-	3,431,419
5,000	Butler County General Authority, Pennsylvania, School Revenue Bonds, Butler Area School District Project, Series 2007, 2.437%, 10/01/34 (3-Month LIBOR * 67% reference rate + 0.70% spread) (5)	7/19 at 100.00	A2	4,811,200
2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (AMT)	No Opt. Call	B-	2,918,120
	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
905	5.000%, 12/01/21	No Opt. Call	N/R	948,549
295	5.000%, 12/01/30	12/25 at 100.00	N/R	309,662
1,645	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27	No Opt. Call	BBB-	1,720,357
1,620	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BB+	1,670,657
2,790	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.000%, 10/15/27	4/27 at 100.00	BB+	3,080,941
700	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB-	720,265
275	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018, 4.375%, 3/01/28, 144A	No Opt. Call	N/R	284,389
400	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2019, 5.000%, 9/30/19, 144A	7/19 at 100.00	N/R	400,284
1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Baa3	1,053,680
	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
655	5.000%, 5/01/23	No Opt. Call	Baa3	720,225
500	5.000%, 5/01/24	No Opt. Call	Baa3	560,400
2,500	5.000%, 5/01/37	5/24 at 100.00	Baa3	2,692,850
	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2007C:
7,620	2.339%, 6/01/27 (3-Month LIBOR * 67% reference rate + 0.65% spread) (5)	7/19 at 100.00	A+	7,527,646
8,000	2.439%, 6/01/37 (3-Month LIBOR * 67% reference rate + 0.75% spread) (5)	7/19 at 100.00	A+	7,465,920

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$60,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2018E, 2.374%, 9/01/48 (Mandatory Put 9/01/25) (UB) (4)	9/24 at 100.00	A+	$60,149,400
515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	Ba1	553,543
870	East Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 – BAM Insured	10/22 at 100.00	A2	893,934
270	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB-	270,000
	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014:
870	5.000%, 7/01/22	No Opt. Call	BBB-	933,736
405	5.000%, 7/01/24	No Opt. Call	BBB-	450,275
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB-	1,093,630
2,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	2,234,040
1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc, Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,045,320
	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A:
2,190	4.500%, 12/01/29	6/27 at 100.00	N/R	2,297,617
500	5.000%, 12/01/32	6/27 at 100.00	N/R	540,660
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20	No Opt. Call	BBB	1,022,720
1,000	5.000%, 5/01/22	No Opt. Call	BBB	1,067,730
3,148	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	3,243,542
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc, Refunding Series 2014A:
1,165	5.000%, 10/01/24	No Opt. Call	Ba1	1,308,761
1,200	5.000%, 10/01/25	10/24 at 100.00	Ba1	1,347,600
2,030	5.000%, 10/01/26	10/24 at 100.00	Ba1	2,274,960
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,029,010
1,755	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	1,978,096
635	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/27	3/26 at 100.00	BBB	717,150
8,585	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	7,898,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$40	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	$36,800
1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B3	1,074,490
11,900	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory Put 9/01/20)	No Opt. Call	B3	12,172,510
44,695	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory Put 9/01/20)	No Opt. Call	B3	45,718,515
2,770	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (6)	2,807,395
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
350	5.000%, 6/30/24 (AMT)	No Opt. Call	BBB	396,039
750	5.000%, 12/31/26 (AMT)	6/26 at 100.00	BBB	877,822
745	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, CarbonLITE P, LLC Project, Series 2019, 5.250%, 6/01/26, 144A (AMT) (WI/DD, Settling 7/10/19)	No Opt. Call	N/R	763,156
6,050	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.000%, 6/01/31 (AMT)	7/19 at 100.00	N/R	6,053,085
120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (6)	125,222
	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
200	5.000%, 7/01/31	7/27 at 100.00	BB	221,210
500	5.000%, 7/01/32	7/27 at 100.00	BB	550,090
7,000	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31	No Opt. Call	BB	7,264,950
1,855	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	1,938,605
70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/19 – AGM Insured	No Opt. Call	BBB+	70,200
875	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	883,190
3,190	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 2.517%, 11/15/34 (3-Month LIBOR * 67% reference rate + 0.83% spread) (5)	7/19 at 100.00	AA-	3,161,577

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017:
$1,745	5.000%, 9/01/24, 144A	No Opt. Call	BB+	$1,937,840
405	5.000%, 9/01/25, 144A	No Opt. Call	BB+	455,078
420	5.000%, 9/01/26, 144A	No Opt. Call	BB+	475,969
440	5.000%, 9/01/27, 144A	No Opt. Call	BB+	502,537
1,585	5.000%, 9/01/28, 144A	9/27 at 100.00	BB+	1,819,548
3,650	5.000%, 9/01/29, 144A	9/27 at 100.00	BB+	4,166,913
	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016:
2,175	5.000%, 11/15/26	5/24 at 100.00	BB+	2,401,091
9,265	5.000%, 11/15/32	5/24 at 100.00	BB+	10,024,359
5,000	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/36	6/26 at 100.00	BB+	5,277,600
115	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (6)	116,892
	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
975	5.000%, 7/01/29	7/27 at 100.00	Ba1	1,125,218
3,100	5.000%, 7/01/31	7/27 at 100.00	Ba1	3,527,025
1,000	5.000%, 7/01/32	7/27 at 100.00	Ba1	1,130,320
7,370	5.000%, 7/01/33	7/27 at 100.00	Ba1	8,307,906
6,890	5.000%, 7/01/34	7/27 at 100.00	Ba1	7,734,163
700	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%, 7/01/23	No Opt. Call	BB	706,748
376,928	Total Pennsylvania			387,029,074
	Puerto Rico – 4.3%
48,500	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	7/19 at 14.09	N/R	6,716,765
12,000	Employees Retirement System of the Government of the Commonwealth of Puerto Rico, Senior Pension Funding Bonds, Series 2008B, 0.000%, 7/01/28	7/19 at 57.00	D	3,061,080
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
1,115	6.125%, 7/01/24	No Opt. Call	C	1,155,419
20,840	6.000%, 7/01/38	7/19 at 100.00	C	21,048,400
11,145	6.000%, 7/01/44	7/19 at 100.00	C	11,256,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
$8,105	5.000%, 7/01/19	No Opt. Call	C	$8,105,000
11,920	5.000%, 7/01/21	No Opt. Call	C	12,083,900
6,875	5.500%, 7/01/28	7/22 at 100.00	C	7,003,906
4,440	5.000%, 7/01/33	7/22 at 100.00	C	4,478,850
4,570	5.125%, 7/01/37	7/22 at 100.00	C	4,609,987
3,000	5.750%, 7/01/37	7/22 at 100.00	C	3,082,500
1,380	5.250%, 7/01/42	7/22 at 100.00	C	1,395,525
600	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012B, 4.900%, 7/01/20	7/19 at 100.00	C	592,500
7,865	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40	7/20 at 100.00	D	6,242,844
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS:
635	3.926%, 7/01/30	7/19 at 100.00	D	498,475
500	5.000%, 7/01/30 – AGM Insured	7/19 at 100.00	D	507,050
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD, 3.957%, 7/01/21	7/20 at 100.00	D	785,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
3	3.957%, 7/01/42	7/22 at 100.00	D	2,299
4,010	5.000%, 7/01/42	7/22 at 100.00	D	3,147,850
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
200	3.957%, 7/01/17	No Opt. Call	N/R	155,250
5,000	3.957%, 7/01/22	7/19 at 100.00	D	3,925,000
450	3.957%, 7/01/23	7/19 at 100.00	D	353,250
115	3.957%, 7/01/27	7/19 at 100.00	D	90,275
2	3.957%, 7/01/32	7/19 at 100.00	D	1,533
1,230	3.957%, 7/01/32	7/19 at 100.00	D	965,550
2,045	3.957%, 7/01/37	7/19 at 100.00	D	1,605,325
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
665	3.999%, 7/01/20	No Opt. Call	D	526,181
2,115	3.957%, 7/01/24	7/19 at 100.00	D	1,660,275
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
950	3.978%, 7/01/23	7/20 at 100.00	D	748,125
2,000	3.978%, 7/01/24	7/20 at 100.00	D	1,575,000
310	3.978%, 7/01/28	7/20 at 100.00	D	244,125

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
$2,100	3.957%, 7/01/24	7/20 at 100.00	D	$1,648,500
400	3.926%, 7/01/25	7/19 at 100.00	D	314,000
1,995	3.978%, 7/01/27	7/20 at 100.00	D	1,571,062
490	3.957%, 7/01/28	7/20 at 100.00	D	384,650
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
645	3.926%, 7/01/25	7/20 at 100.00	D	506,325
3,460	3.978%, 7/01/40	7/20 at 100.00	D	2,724,750
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
1,145	3.978%, 7/01/21	7/20 at 100.00	D	901,687
4,620	3.978%, 7/01/22	7/20 at 100.00	D	3,638,250
350	3.957%, 7/01/24	7/20 at 100.00	D	274,750
1,260	3.978%, 7/01/24	7/20 at 100.00	D	992,250
1,000	3.978%, 7/01/25	7/20 at 100.00	D	787,500
1,090	3.957%, 7/01/28	7/19 at 100.00	D	855,650
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1, 4.164%, 7/01/20	No Opt. Call	N/R	441,250
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
1,000	3.978%, 7/01/33	7/19 at 100.00	D	787,500
1,640	3.999%, 7/01/38	7/19 at 100.00	D	1,297,650
7,530	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32	7/20 at 100.00	D	5,976,937
4,950	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28	7/19 at 100.00	D	3,891,937
2,630	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 2.983%, 7/01/27	No Opt. Call	C	2,439,325
785	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	7/19 at 100.00	A2	798,690
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
4,177	0.000%, 7/01/24	No Opt. Call	N/R	3,555,462
15,637	0.000%, 7/01/27	No Opt. Call	N/R	11,988,419
11,725	0.000%, 7/01/29	7/28 at 98.64	N/R	8,231,536
37,063	0.000%, 7/01/31	7/28 at 91.88	N/R	23,235,907
33,623	0.000%, 7/01/33	7/28 at 86.06	N/R	18,817,448
33,900	4.500%, 7/01/34	7/25 at 100.00	N/R	35,062,770

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
$560	5.000%, 6/01/20	7/19 at 100.00	C	$560,000
7,800	5.000%, 6/01/21	7/19 at 100.00	C	7,790,250
505	5.000%, 6/01/22	7/19 at 100.00	C	503,738
250	5.000%, 6/01/24	7/19 at 100.00	C	248,125
275	5.000%, 6/01/30	7/19 at 100.00	C	267,438
	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
230	5.000%, 6/01/21	7/19 at 100.00	C	229,713
375	5.000%, 6/01/22	7/19 at 100.00	C	374,063
347,295	Total Puerto Rico			248,721,221
	Rhode Island – 0.0%
1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23 (ETM)	No Opt. Call	N/R (6)	1,277,277
	South Carolina – 0.2%
750	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	794,378
30	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20 (ETM)	No Opt. Call	N/R (6)	30,935
415	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25, 144A	2/25 at 100.00	BB	429,093
625	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	647,731
1,560	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.000%, 6/15/29, 144A	12/26 at 100.00	Ba1	1,726,327
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Series 2013:
1,870	5.000%, 5/01/21	No Opt. Call	N/R	1,946,595
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,241,171
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,078,210
400	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (6)	462,072
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
540	5.000%, 12/01/27	6/26 at 100.00	A-	649,355
125	5.000%, 12/01/28	6/26 at 100.00	A-	149,754
830	5.000%, 12/01/29	6/26 at 100.00	A-	989,377
	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
425	3.125%, 12/01/22	No Opt. Call	N/R	429,463
1,310	5.000%, 12/01/26	12/23 at 100.00	N/R	1,391,888
11,050	Total South Carolina			11,966,349

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota – 0.0%
$160	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa2	$162,386
	Tennessee – 1.3%
500	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	N/R	537,385
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
1,205	0.000%, 12/01/19, 144A	No Opt. Call	N/R	1,184,358
1,180	0.000%, 12/01/20, 144A	No Opt. Call	N/R	1,110,345
2,350	0.010%, 12/01/21, 144A	No Opt. Call	N/R	2,108,162
2,535	0.010%, 12/01/22, 144A	No Opt. Call	N/R	2,164,662
3,670	0.000%, 12/01/23, 144A	No Opt. Call	N/R	2,981,875
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,468,907
3,135	0.000%, 12/01/25, 144A	No Opt. Call	N/R	2,282,468
3,245	0.000%, 12/01/26, 144A	No Opt. Call	N/R	2,233,890
3,310	0.000%, 12/01/31, 144A	No Opt. Call	N/R	1,696,243
1,850	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	1,899,469
1,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27	6/26 at 100.00	N/R	1,553,025
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
700	5.000%, 10/01/24	No Opt. Call	Baa2	800,457
1,135	5.000%, 10/01/25	10/24 at 100.00	Baa2	1,298,633
815	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding & Improvement Series 2013, 4.000%, 2/15/23	No Opt. Call	BB-	807,119
1,190	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017, 5.000%, 4/01/36	4/27 at 100.00	BBB	1,348,353
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
17,710	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	16,121,236
3,685	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	3,239,152
995	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	1,072,471
1,860	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A (7)	No Opt. Call	N/R	1,116,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
$4,000	6.500%, 6/01/27, 144A	No Opt. Call	N/R	$4,204,400
12,635	7.125%, 6/01/32, 144A	6/27 at 100.00	N/R	13,954,094
850	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	909,364
5,456	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,634,005
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
925	5.000%, 2/01/20	No Opt. Call	Baa2	941,622
40	5.000%, 2/01/24	No Opt. Call	Baa2	45,016
190	5.000%, 2/01/25	No Opt. Call	Baa2	218,074
78,571	Total Tennessee			73,930,785
	Texas – 5.8%
935	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019, 5.750%, 9/01/29, 144A	No Opt. Call	N/R	955,907
535	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019, 6.000%, 9/01/29, 144A	No Opt. Call	N/R	547,433
520	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27	No Opt. Call	N/R	524,170
1,000	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018, 4.625%, 9/01/28, 144A	No Opt. Call	N/R	1,014,100
155	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB- (6)	163,894
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
530	4.000%, 6/15/26	6/21 at 100.00	BB	536,551
210	5.000%, 6/15/36	6/21 at 100.00	BB	214,259
730	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A, 4.550%, 8/15/28	8/27 at 100.00	N/R	747,900
700	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 3.800%, 8/15/26	8/21 at 100.00	BB+	707,378
	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
600	5.000%, 9/01/23, 144A	No Opt. Call	N/R	608,808
530	5.500%, 9/01/28, 144A	9/23 at 103.00	N/R	548,656
1,150	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	1,172,333

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
$165	5.000%, 1/01/30	1/27 at 100.00	BBB+	$195,644
1,800	5.000%, 1/01/31	1/27 at 100.00	BBB+	2,127,492
1,700	5.000%, 1/01/32	1/27 at 100.00	BBB+	2,002,906
985	5.000%, 1/01/33	1/27 at 100.00	BBB+	1,156,814
580	5.000%, 1/01/34	1/27 at 100.00	BBB+	679,000
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B:
575	5.000%, 1/01/27	No Opt. Call	BBB-	670,582
390	5.000%, 1/01/28	1/27 at 100.00	BBB-	455,976
725	5.000%, 1/01/29	1/27 at 100.00	BBB-	844,980
700	5.000%, 1/01/30	1/27 at 100.00	BBB-	813,253
480	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Whisper Valley Public Improvement District Improvement Area 1, Series 2019, 4.000%, 11/01/29, 144A	No Opt. Call	N/R	486,154
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
545	4.125%, 9/01/23, 144A	No Opt. Call	N/R	550,254
1,090	4.625%, 9/01/28, 144A	No Opt. Call	N/R	1,112,508
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
690	4.375%, 9/01/23, 144A	No Opt. Call	N/R	696,624
1,395	5.000%, 9/01/28, 144A	No Opt. Call	N/R	1,425,592
2,425	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	2,485,892
925	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	933,658
300	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.125%, 9/01/28, 144A	No Opt. Call	N/R	305,532
305	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27	9/26 at 100.00	N/R	305,735
205	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A	No Opt. Call	N/R	212,524
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
245	4.625%, 9/01/23	No Opt. Call	N/R	248,606
375	5.000%, 9/01/28	No Opt. Call	N/R	388,605
600	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.375%, 9/01/28	9/20 at 103.00	N/R	618,084
1,200	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	1,224,420

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,350	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32	9/27 at 100.00	N/R	$1,386,585
520	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/32	9/27 at 100.00	N/R	538,678
	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
345	4.375%, 9/01/26, 144A	9/22 at 103.00	N/R	351,424
100	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	101,744
10,070	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	Baa1	11,378,596
780	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018, 5.000%, 9/01/28	No Opt. Call	N/R	790,873
700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26	No Opt. Call	BBB+	827,911
850	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%, 9/01/28	9/23 at 103.00	N/R	859,554
315	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	320,453
1,103	Dallas County Schools, Texas, Public Property Finance Contructual Obligations, Series 2014, 3.227%, 6/01/22 (7)	No Opt. Call	B3	1,092,446
785	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB-	825,537
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
255	5.000%, 9/01/21	No Opt. Call	BBB-	269,902
230	5.000%, 9/01/22	No Opt. Call	BBB-	249,481
325	5.000%, 9/01/23	No Opt. Call	BBB-	360,302
305	5.000%, 9/01/24	No Opt. Call	BBB-	344,037
1,785	5.250%, 9/01/29	9/24 at 100.00	BBB-	2,018,728
1,070	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	9/19 at 103.00	N/R	1,100,645
11,080	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	B3	11,270,465
785	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	7/19 at 100.00	B3	789,011
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
280	4.000%, 9/01/23	No Opt. Call	BBB-	301,658
295	4.000%, 9/01/24	No Opt. Call	BBB-	321,190
310	4.000%, 9/01/25	No Opt. Call	BBB-	339,348
335	4.000%, 9/01/27	No Opt. Call	BBB-	370,540
560	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017, 4.500%, 9/01/27	No Opt. Call	N/R	584,870

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$190	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014, 6.000%, 9/01/26 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (6)	$196,570
500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 6.750%, 9/01/28 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (6)	519,355
425	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%, 9/01/27	No Opt. Call	N/R	433,143
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
915	5.000%, 6/01/23	No Opt. Call	Baa2	995,666
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa2	1,504,832
2,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	1,134,115
5,500	Harrison County Health Facilities Development Corporation, Hospital Revenue Bonds, Texas, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (6)	5,709,550
2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27	9/25 at 100.00	N/R	2,061,860
4,580	Hemphill County Hospital District, Texas, General Obligation Bonds, Series 2019, 5.250%, 2/01/32 (WI/DD, Settling 7/11/19)	2/29 at 100.00	N/R	4,891,119
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (AMT)	7/21 at 100.00	Ba3	1,352,100
5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (AMT)	No Opt. Call	BB	5,136,350
9,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	BB	10,692,180
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)	No Opt. Call	BB	3,564,060
	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014:
9,250	4.500%, 7/01/20 (AMT)	No Opt. Call	Ba3	9,480,880
13,775	4.750%, 7/01/24 (AMT)	No Opt. Call	Ba3	15,019,020
3,250	Irving Hospital Authority, Texas, Hospital Revenue Bonds, Baylor Scott & White Medical Center-Irving, Series 2017A, 3.000%, 10/15/44 (Mandatory Put 10/15/23) (SIFMA reference rate + 1.10% spread) (5)	4/23 at 100.00	Baa2	3,283,800
1,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/25	No Opt. Call	A-	1,177,040
925	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 1 Project, Series 2019, 4.125%, 9/01/29, 144A	No Opt. Call	N/R	935,277
425	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.250%, 9/01/29, 144A	No Opt. Call	N/R	425,935
1,500	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 4.125%, 9/01/28, 144A	9/26 at 100.00	N/R	1,508,430

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$650	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014, 5.375%, 9/01/28	9/19 at 103.00	N/R	$655,869
565	Little Elm, Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%, 9/01/27, 144A	No Opt. Call	N/R	575,051
425	Little Elm, Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27, 144A	No Opt. Call	N/R	427,206
345	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019, 5.000%, 9/01/29, 144A (WI/DD, Settling 7/11/19)	No Opt. Call	N/R	345,749
355	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Neighborhood Improvement Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A (WI/DD, Settling 7/11/19)	No Opt. Call	N/R	355,767
5,850	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (AMT)	No Opt. Call	A	7,274,884
50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	Baa1	53,420
500	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015, 5.125%, 9/15/28	9/20 at 103.00	N/R	515,090
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019:
270	3.500%, 9/15/24, 144A (WI/DD, Settling 7/11/19)	No Opt. Call	N/R	270,462
420	3.750%, 9/15/29, 144A (WI/DD, Settling 7/11/19)	No Opt. Call	N/R	421,466
315	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc, Series 2014, 5.000%, 2/15/24	No Opt. Call	BB+	335,258
	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
290	4.375%, 9/01/23, 144A	No Opt. Call	N/R	293,640
290	4.750%, 9/01/28, 144A	No Opt. Call	N/R	297,325
325	5.125%, 9/01/28, 144A	No Opt. Call	N/R	330,915
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
290	5.000%, 9/15/24, 144A	No Opt. Call	N/R	290,415
600	5.250%, 9/15/29, 144A	No Opt. Call	N/R	601,554
31,830	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	34,075,288
6,530	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (AMT)	12/23 at 103.00	N/R	6,686,002
5,865	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 6.500%, 1/01/26, 144A (AMT) (7)	No Opt. Call	N/R	5,278,500

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
$715	5.000%, 9/15/33	9/25 at 100.00	BBB-	$807,185
1,590	5.000%, 9/15/35	9/25 at 100.00	BBB-	1,784,568
1,110	5.000%, 9/15/36	9/25 at 100.00	BBB-	1,242,889
1,745	5.000%, 9/15/37	9/25 at 100.00	BBB-	1,944,872
635	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%, 8/15/29, 144A	8/24 at 100.00	N/R	656,457
1,290	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc, Series 2016A, 4.000%, 8/01/28, 144A	8/21 at 100.00	BB+	1,300,488
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
380	3.625%, 8/15/22, 144A	8/21 at 100.00	BB	383,431
610	4.250%, 8/15/27, 144A	8/21 at 100.00	BB	620,498
1,805	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	1,888,969
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A:
465	4.000%, 4/01/20	No Opt. Call	BBB-	467,878
540	5.000%, 4/01/21	No Opt. Call	BBB-	555,898
655	5.000%, 4/01/23	No Opt. Call	BBB-	690,842
690	5.000%, 4/01/24	No Opt. Call	BBB-	734,871
300	5.000%, 4/01/25	4/24 at 100.00	BBB-	318,564
3,280	5.000%, 4/01/29	4/24 at 100.00	BBB-	3,440,589
355	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A, 5.000%, 4/01/36	4/26 at 100.00	B1	361,894
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A:
450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	A2	491,468
2,250	5.000%, 4/01/29	4/24 at 100.00	BBB-	2,426,962
725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	BBB-	788,684
430	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville III, LLC - Tarleton State University Project, Series 2015A, 5.000%, 4/01/24	No Opt. Call	BBB-	474,780

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A:
$305	5.000%, 4/01/24	No Opt. Call	Baa3	$327,457
2,345	5.000%, 4/01/29	4/24 at 100.00	Baa3	2,492,219
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,250	3.000%, 7/01/22	No Opt. Call	CCC	1,149,400
480	5.000%, 7/01/24	No Opt. Call	CCC	441,456
13,500	5.000%, 7/01/30	7/25 at 100.00	CCC	12,513,285
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B:
2,800	4.125%, 7/01/20	No Opt. Call	CCC	2,702,700
2,140	4.375%, 7/01/21	No Opt. Call	CCC	2,033,021
1,350	4.625%, 7/01/22	No Opt. Call	CCC	1,251,126
1,000	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2017A, 5.000%, 6/15/32	6/22 at 100.00	N/R	1,036,030
	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2018:
250	4.250%, 6/15/28	6/22 at 100.00	N/R	255,918
500	5.000%, 6/15/33	6/22 at 100.00	N/R	517,305
175	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	176,463
1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Ba2	2,111,229
500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012, 5.625%, 12/15/22 (7)	12/21 at 100.00	N/R	331,250
	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016:
180	4.900%, 9/15/24	3/24 at 102.00	N/R	175,660
400	5.375%, 9/15/30	3/24 at 102.00	N/R	397,144
670	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Improvement Area 1 Project, Series 2017, 4.250%, 9/15/28, 144A	9/27 at 100.00	N/R	674,214
900	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Major Improvement Area Project, Series 2017, 4.750%, 9/15/28, 144A	9/27 at 100.00	N/R	906,516
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
770	5.500%, 8/01/22	No Opt. Call	BBB+	850,118
450	5.500%, 8/01/27	No Opt. Call	BBB+	554,967

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019:
$1,005	4.500%, 9/01/24, 144A	No Opt. Call	N/R	$1,029,602
1,270	5.000%, 9/01/29, 144A	9/28 at 100.00	N/R	1,326,540
3,270	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A, 6.000%, 11/15/27	5/27 at 100.00	N/R	3,721,227
5,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 50 Series 2017B-3, 3.875%, 11/15/22	7/19 at 100.00	N/R	5,252,310
6,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 65 Series 2017B-2, 4.500%, 11/15/23	11/19 at 100.00	N/R	6,528,470
8,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 80 Series 2017B-1, 5.625%, 11/15/24	11/19 at 100.00	N/R	8,820,875
1,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Refunding Series 2015A, 5.000%, 11/15/22	No Opt. Call	BB-	1,199,133
1,000	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2007, 0.000%, 11/15/22 (7)	7/19 at 100.00	D	700,000
1,845	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 0.000%, 11/15/25 (7)	No Opt. Call	D	1,291,500
4,665	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015B-1, 0.000%, 11/15/21 (7)	7/19 at 100.00	D	3,265,500
460	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B, 2.315%, 12/15/26 (3-Month LIBOR * 67% reference rate + 0.70% spread) (5)	6/19 at 100.00	A-	458,165
35,280	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006C, 3.065%, 12/15/26 (3-Month LIBOR * 67% reference rate + 1.45% spread) (5)	6/19 at 100.00	N/R	34,945,193
12,470	Texas State Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, East Texas Pines Apartments, Custodial Receipts CR-021-2006, 5.800%, 10/01/46 (Mandatory Put 10/01/19), 144A (AMT)	11/24 at 100.00	N/R	13,574,593
750	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.125%, 9/01/28	No Opt. Call	N/R	765,112
	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A:
250	6.000%, 1/01/22 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	266,980
455	6.000%, 1/01/22	1/21 at 100.00	N/R	471,262

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2015:
$269	4.000%, 12/01/21	No Opt. Call	N/R	$276,987
549	4.000%, 12/01/27	12/24 at 100.00	N/R	552,173
2,060	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Utility Improvement Series 2018, 4.000%, 12/01/38 – AGM Insured	12/23 at 100.00	AA	2,131,873
675	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 4.500%, 9/01/27	No Opt. Call	N/R	682,324
	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
2,700	5.500%, 9/01/25	No Opt. Call	N/R	2,741,445
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,883,829
2,025	6.250%, 9/01/40	9/25 at 100.00	N/R	2,075,686
329,191	Total Texas			339,821,389
	Utah – 0.3%
2,100	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT)	12/27 at 100.00	N/R	2,101,407
500	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 4.300%, 4/15/25, 144A	4/20 at 100.00	BB+	503,710
11,610	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2017A, 5.000%, 10/15/29	10/27 at 100.00	BBB-	12,996,582
500	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A, 6.500%, 10/15/33	7/19 at 100.00	BB+	500,955
2,500	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A	No Opt. Call	BB	2,597,275
17,210	Total Utah			18,699,929
	Vermont – 0.4%
2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	7/22 at 100.00	Baa2	2,311,348
	Burlington, Vermont, Electric System Revenue Bonds, Series 2011A:
265	5.500%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (6)	286,052
315	5.625%, 7/01/30 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (6)	340,799
460	5.750%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (6)	498,801
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Champlain College Project, Series 2016A:
695	5.000%, 10/15/26	No Opt. Call	BBB	819,613
875	5.000%, 10/15/28	10/26 at 100.00	BBB	1,023,242
1,000	5.000%, 10/15/30	10/26 at 100.00	BBB	1,159,220
1,000	5.000%, 10/15/31	10/26 at 100.00	BBB	1,151,150

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Vermont (continued)
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Saint Michael's College Project, Series 2012:
$170	5.000%, 10/01/24	10/22 at 100.00	BBB	$185,074
555	5.000%, 10/01/25	10/22 at 100.00	BBB	602,980
805	5.000%, 10/01/27	10/22 at 100.00	BBB	870,873
12,493	Vermont Student Assistance Corporation, Education Loan Revenue Bonds, LIBOR Floating Rate Notes Series 2012B, 5.478%, 12/03/35 (AMT) (3-Month LIBOR * 100% reference rate + 3.00% spread) (5)	No Opt. Call	AA	13,051,196
20,823	Total Vermont			22,300,348
	Virgin Islands – 0.9%
475	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	N/R	448,875
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
955	5.000%, 10/01/19	No Opt. Call	N/R	955,000
660	5.000%, 10/01/24	No Opt. Call	N/R	651,750
450	5.000%, 10/01/30	10/24 at 100.00	N/R	429,750
2,160	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	2,133,000
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
5,060	5.000%, 10/01/25	10/20 at 100.00	Caa2	5,154,875
2,710	5.000%, 10/01/29	10/20 at 100.00	Caa2	2,743,875
2,685	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	2,738,700
1,391	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	Caa2	1,403,171
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
355	5.000%, 10/01/27	10/22 at 100.00	Caa2	360,325
4,680	5.000%, 10/01/32	10/22 at 100.00	Caa2	4,691,700
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Caa3	493,750
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
6,680	5.000%, 10/01/25	10/20 at 100.00	Caa3	6,730,100
275	5.250%, 10/01/29	10/20 at 100.00	Caa3	278,438
9,335	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Caa3	9,381,675

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
$2,000	6.625%, 10/01/29	10/19 at 100.00	Caa3	$2,000,000
1,780	6.750%, 10/01/37	10/19 at 100.00	Caa3	1,778,647
5,555	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, BANS Series 2018B, 7.000%, 7/01/20, 144A	No Opt. Call	N/R	5,560,777
1,760	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/21	No Opt. Call	CCC	1,702,800
3,610	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	7/19 at 100.00	CCC	3,613,682
1,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/19 at 100.00	Caa2	917,500
54,076	Total Virgin Islands			54,168,390
	Virginia – 0.4%
	Ballston Quarter Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2016A:
1,000	5.000%, 3/01/26	No Opt. Call	N/R	1,045,330
2,000	5.125%, 3/01/31	3/27 at 100.00	N/R	2,125,440
2,730	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29	11/24 at 100.00	N/R	2,535,706
895	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25, 144A	No Opt. Call	N/R	923,461
960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	A3	992,064
	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014:
1,000	5.000%, 6/15/26	6/24 at 100.00	A3	1,154,950
2,000	5.000%, 6/15/27	6/24 at 100.00	A3	2,303,880
1,765	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A	No Opt. Call	N/R	1,786,127
405	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc - Harbor's Edge Project, Refunding Series 2014, 4.000%, 1/01/24	No Opt. Call	N/R	422,788
2,790	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 3.125%, 7/01/20, 144A	7/19 at 100.00	N/R	2,789,944
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,480	5.000%, 7/01/23, 144A	No Opt. Call	Ba2	1,595,351
1,550	5.000%, 7/01/24, 144A	No Opt. Call	Ba2	1,692,863
1,635	5.000%, 7/01/25, 144A	No Opt. Call	Ba2	1,804,762
1,615	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28, 144A	No Opt. Call	N/R	1,885,238

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (AMT)	6/27 at 100.00	Baa3	$113,060
345	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (Mandatory Put 7/01/38), 144A (AMT)	7/23 at 100.00	B	360,218
22,270	Total Virginia			23,531,182
	Washington – 1.3%
1,140	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	1,181,336
	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,960	5.500%, 6/01/27 (AMT)	7/19 at 100.00	N/R	1,962,607
1,500	5.600%, 6/01/37 (AMT)	7/19 at 100.00	N/R	1,501,515
	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (AMT)	No Opt. Call	A-	1,251,569
1,165	5.000%, 12/01/24 (AMT)	6/24 at 100.00	A-	1,336,488
1,000	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BBB-	1,089,200
	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,975	5.000%, 12/01/29	12/26 at 100.00	Baa2	4,608,337
2,145	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,454,845
265	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	7/19 at 100.00	N/R	266,370
440	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/20 at 100.00	BBB	446,235
15,245	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	16,675,743
1,190	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	1,307,346
20,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Series 2013B, 3.300%, 1/01/35 (Mandatory Put 1/01/25) (SIFMA reference rate + 1.40% spread) (5)	7/24 at 100.00	BBB+	20,350,000
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bond Trust 2015-XF1017, 5.594%, 1/01/35, 144A (IF) (4)	7/24 at 100.00	BBB+	5,350,050
45	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	45,063
1,000	Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,074,600
735	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A, 4.000%, 7/01/26, 144A	7/24 at 102.00	N/R	758,454
1,350	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25, 144A	No Opt. Call	N/R	1,478,399

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22, 144A	No Opt. Call	N/R	$105,750
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A:
100	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (6)	106,736
110	5.000%, 1/01/23, 144A	No Opt. Call	N/R	115,694
1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB+	1,109,020
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
2,910	5.000%, 7/01/31, 144A	7/26 at 100.00	N/R	3,122,779
2,000	5.000%, 7/01/36, 144A	7/26 at 100.00	N/R	2,121,020
	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A:
1,915	6.000%, 1/01/24, 144A	No Opt. Call	N/R	2,051,348
1,500	7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,721,445
68,900	Total Washington			73,591,949
	West Virginia – 0.2%
	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	4.000%, 6/01/27	No Opt. Call	N/R	2,519,900
1,500	4.500%, 6/01/32	6/27 at 100.00	N/R	1,529,985
1,610	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba2	1,688,649
1,340	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 4.500%, 6/01/27, 144A	No Opt. Call	N/R	1,398,652
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A:
1,000	5.000%, 1/01/33	1/29 at 100.00	BBB+	1,199,470
1,180	5.000%, 1/01/34	1/29 at 100.00	BBB+	1,406,949
1,000	5.000%, 1/01/36	1/29 at 100.00	BBB+	1,178,110
4,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc, Series 2008, 6.750%, 10/01/43 (7)	7/19 at 100.00	N/R	2,894,880
14,130	Total West Virginia			13,816,595
	Wisconsin – 4.2%
390	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	394,598
3,075	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	3,090,406

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%, 2/01/26, 144A	No Opt. Call	N/R	$138,900
1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	1,026,950
800	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26, 144A	No Opt. Call	N/R	807,800
1,535	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	7/22 at 100.00	BBB-	1,629,095
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
7,875	4.100%, 6/15/26, 144A	No Opt. Call	N/R	7,827,829
3,010	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	2,965,964
3,585	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%, 6/15/27, 144A	6/24 at 100.00	N/R	3,624,041
2,120	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25, 144A	No Opt. Call	BB+	2,195,451
425	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 4.375%, 7/01/25, 144A	No Opt. Call	N/R	433,428
1,745	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%, 6/15/29, 144A	6/27 at 100.00	N/R	1,761,228
390	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	Baa3	410,101
230	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A, 4.125%, 10/01/24	10/22 at 100.00	Baa3	239,485
	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017:
3,460	6.000%, 3/01/22, 144A	No Opt. Call	N/R	3,480,760
3,280	6.750%, 3/01/27, 144A	No Opt. Call	N/R	3,320,606
	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A:
355	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	366,307
440	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	464,693
495	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A	No Opt. Call	N/R	504,999
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
670	5.250%, 2/01/25	No Opt. Call	N/R	681,624
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,393,013
6,780	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)	11/24 at 100.00	N/R	7,452,373
1,210	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,244,558

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A:
$430	4.000%, 9/01/20, 144A	No Opt. Call	BB	$437,194
1,250	5.000%, 9/01/25, 144A	No Opt. Call	BB	1,383,012
40,265	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	45,840,495
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
18,700	5.000%, 12/01/27, 144A	No Opt. Call	N/R	21,136,423
14,885	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	17,876,290
1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	1,859,511
4,655	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB-	5,142,425
15,330	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A	No Opt. Call	N/R	17,555,456
2,345	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB	2,504,343
4,400	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A, 4.250%, 6/01/27	6/23 at 104.00	N/R	4,453,328
5,465	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2017B, 4.125%, 6/01/24	6/23 at 104.00	N/R	5,502,545
2,650	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	2,773,225
	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, Series 2017A:
1,910	5.000%, 5/15/26, 144A	5/25 at 102.00	BB	2,121,685
1,215	5.000%, 5/15/31, 144A	5/25 at 102.00	BB	1,327,995
350	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, TEMPS 85 Series 2017B-1, 3.950%, 11/15/24, 144A	11/19 at 100.00	BB	351,544
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
17,895	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	19,566,930
4,615	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	4,989,000
	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A:
140	5.000%, 7/01/22	No Opt. Call	BBB-	150,382
540	5.000%, 7/01/23	No Opt. Call	BBB-	591,268
560	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	588,078
25,000	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine - COCA Escrow Fund, Taxable Series 2019, 1.792%, 12/01/26, 144A	12/25 at 100.00	N/R	14,655,000

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
$1,530	3.500%, 8/01/22	No Opt. Call	N/R	$1,546,157
3,815	5.000%, 8/01/27	8/24 at 103.00	N/R	4,231,941
4,015	5.000%, 8/01/32	8/24 at 103.00	N/R	4,372,255
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc, Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	691,750
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,350,062
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
385	5.000%, 7/01/25	7/24 at 100.00	A	436,440
670	5.000%, 7/01/26	7/24 at 100.00	A	757,837
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John's Communities Inc, Series 2015B:
100	4.000%, 9/15/22	No Opt. Call	BBB-	104,649
100	4.000%, 9/15/23	9/22 at 100.00	BBB-	104,461
100	4.000%, 9/15/24	9/22 at 100.00	BBB-	104,085
100	4.000%, 9/15/25	9/22 at 100.00	BBB-	103,866
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A	216,132
200	5.000%, 8/15/22	No Opt. Call	A	223,192
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc, Series 2014:
945	5.000%, 3/01/24	No Opt. Call	BB	1,012,397
525	5.000%, 3/01/25	3/24 at 100.00	BB	560,737
820	5.000%, 3/01/26	3/24 at 100.00	BB	874,251
1,095	5.000%, 3/01/27	3/24 at 100.00	BB	1,164,390
1,130	5.000%, 3/01/28	3/24 at 100.00	BB	1,198,975
4,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	4,283,752
1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,595,385
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485	5.000%, 5/01/24	No Opt. Call	BBB+	1,682,564
350	5.000%, 5/01/25	5/24 at 100.00	BBB+	394,901
800	5.000%, 5/01/26	5/24 at 100.00	BBB+	900,632
234,465	Total Wisconsin			244,171,149

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming – 0.1%
	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
$1,230	5.000%, 9/01/23	No Opt. Call	BB+	$1,341,586
1,045	5.000%, 9/01/24	9/23 at 100.00	BB+	1,134,609
1,360	5.000%, 9/01/25	9/23 at 100.00	BB+	1,479,503
1,310	5.000%, 9/01/30	9/23 at 100.00	BB+	1,403,442
1,100	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, LLC - University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	Baa3	1,163,404
6,045	Total Wyoming			6,522,544
$5,574,530	Total Municipal Bonds (cost $5,467,133,909)			5,710,143,935

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 1.0%
	Industrials – 0.0%
$385	EWM P1 LLC (7), (9)	15.000%	9/01/28	N/R	$268,840
966	EWM P1 LLC (cash 13.750%, PIK 1.250%) (7), (9)	15.000%	9/01/28	N/R	699,455
1,351	Total Industrials				968,295
	Materials – 0.4%
10,645	AK Steel Corp	6.375%	10/15/25	B-	8,516,000
17,170	AK Steel Corp	7.000%	3/15/27	B-	13,821,850
27,815	Total Materials				22,337,850
	Real Estate – 0.5%
2,300	Zilkha Biomass Selma LLC	5.000%	8/01/28	N/R	2,425,878
25,300	Zilkha Biomass Selma LLC	10.000%	8/01/38	N/R	26,793,754
27,600	Total Real Estate				29,219,632
	Utilities – 0.1%
2,175	Talen Energy Supply LLC	6.500%	6/01/25	B3	1,821,562
3,240	Talen Energy Supply LLC, 144A	7.250%	5/15/27	Ba3	3,321,000
5,415	Total Utilities				5,142,562
$62,181	Total Corporate Bonds (cost $57,708,002)				57,668,339
	Total Long-Term Investments (cost $5,524,841,911)				5,767,812,274

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
SHORT-TERM INVESTMENTS – 0.0%
MUNICIPAL BONDS – 0.0%

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 0.0%
$975	Cedar Rapids, Iowa, Hospital Revenue Bonds, Mercy Medical Center Project, Series 2003 ARCs, Variable Rate Demand Obligations, 3.000%, 8/15/32 – AMBAC Insured (10)	No Opt. Call	A	$975,000
$975	Total Short-Term Investments (cost $975,000)			975,000
	Total Investments (cost $5,525,816,911) – 98.7%			5,768,787,274
	Floating Rate Obligations – (1.8)%			(106,945,000)
	Other Assets Less Liabilities – 3.1% (11)			182,354,821
	Net Assets – 100%			$5,844,197,095
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(1,557)	9/19	$(194,175,857)	$(199,247,344)	$(5,071,487)	$(48,656)
U.S. Treasury 5-Year Note	Short	(2,206)	9/19	(256,221,998)	(260,652,687)	(4,430,689)	—
Total				$(450,397,855)	$(459,900,031)	$(9,502,176)	$(48,656)

Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (12)	Current Credit Spread (13)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	2.06%	$10,000,000	1.000%	Quarterly	6/21/21	$(162,853)	$(463,444)	$300,591
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,710,143,935	$ —	$5,710,143,935
Corporate Bonds	—	56,700,044	968,295	57,668,339
Short-Term Investments:
Municipal Bonds	—	975,000	—	975,000
Investments in Derivatives:
Futures Contracts*	(9,502,176)	—	—	(9,502,176)
Credit Default Swaps*	—	300,591	—	300,591
Total	$(9,502,176)	$5,768,119,570	$968,295	$5,759,585,689

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(12)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(13)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.8%
	MUNICIPAL BONDS – 101.7%
	Alabama – 2.7%
$2,000	Alabama Federal Aid Highway Finance Authority, Special Obligation Revenue Bonds, Series 2017A, 5.000%, 6/01/37	9/27 at 100.00	Aa1	$2,419,220
1,110	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016A, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	3/21 at 100.59	Aa2	1,159,417
250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	264,833
2,760	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A3	2,993,855
1,995	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A3	2,172,555
375	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	414,056
8,490	Total Alabama			9,423,936
	Arizona – 1.2%
100	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	7/19 at 101.00	N/R	100,170
40	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A, 5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	41,205
510	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	527,294
1,880	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	2,157,977
725	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36	9/28 at 100.00	A2	859,806
100	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	99,669
100	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	100,683
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB-	94,376
25	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, Series 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	24,892
3,580	Total Arizona			4,006,072

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.9%
$3,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	$3,119,040
	California – 20.8%
1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.250%, 3/01/36	3/26 at 100.00	Ba3	1,088,070
2,585	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38	4/27 at 100.00	A1	2,840,501
1,650	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	1,814,175
2,000	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2017B, 4.000%, 4/01/47	4/27 at 100.00	A2	2,136,240
2,360	California Educational Facilities Authority, Revenue Bonds, Mount Saint Mary's University, Green Series 2018A, 5.000%, 10/01/46	10/28 at 100.00	A	2,801,509
1,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	Aa3	1,164,320
100	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project, Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/36	11/26 at 100.00	N/R	102,294
1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/25	No Opt. Call	BBB-	1,170,310
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
1,395	5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB+	1,632,010
1,000	5.000%, 12/31/47 (AMT)	6/28 at 100.00	BBB+	1,165,160
840	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	Baa3	1,004,783
400	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A, 5.000%, 6/15/49, 144A	6/23 at 100.00	N/R	408,756
300	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/31	6/25 at 100.00	N/R	321,195
2,500	California State University, Systemwide Revenue Bonds, Series 2018A, 5.000%, 11/01/48	11/28 at 100.00	AA-	3,034,225
790	California State, General Obligation Bonds, Various Purpose Series 2019, 5.000%, 4/01/49	4/29 at 100.00	AA-	966,439
1,095	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	1,270,233
870	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 5.000%, 1/01/24	No Opt. Call	BBB+	989,721
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39	7/19 at 100.00	CC	497,580
1,000	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	9/19 at 100.00	N/R	1,002,940
2,000	Escondido Union School District, San Diego County, California, General Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47	8/27 at 100.00	Aa2	2,173,580

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,545	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%, 8/01/48	8/27 at 100.00	Aa3	$2,766,008
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	1,012,500
12,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	7/19 at 19.77	CCC+	1,973,750
1,360	Irvine Ranch Water District, California, Certificates of Participation, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	1,643,342
3,330	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A, 5.000%, 7/01/44	7/28 at 100.00	Aa2	4,056,772
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/47 (UB) (4)	1/27 at 100.00	AA	3,532,080
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D:
2,500	5.000%, 7/01/43	7/28 at 100.00	AA	3,045,625
1,500	5.000%, 7/01/48	7/28 at 100.00	AA	1,809,825
1,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A, 5.250%, 7/01/49	1/29 at 100.00	AA	1,867,050
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1:
2,000	5.000%, 7/01/34 – BAM Insured	1/28 at 100.00	Aa3	2,470,580
2,500	5.000%, 7/01/38	1/28 at 100.00	Aa3	3,034,950
2,500	5.250%, 7/01/42	1/28 at 100.00	Aa3	3,059,700
	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A:
1,205	5.000%, 6/01/43	6/28 at 100.00	AA	1,469,124
2,185	5.000%, 6/01/48	6/28 at 100.00	AA	2,642,583
1,040	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, 5.000%, 7/01/37 (AMT)	7/28 at 100.00	A2	1,254,230
875	Sacramento, California, Wastewater Revenue Bonds, Series 2019, 5.000%, 9/01/39	9/29 at 100.00	AA	1,099,578
2,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42 (AMT)	5/27 at 100.00	A+	2,932,750
2,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A+	3,003,275
3,770	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	1,169,265
1,000	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Baa2	768,510
75,695	Total California			72,195,538
	Colorado – 5.1%
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 5.375%, 10/01/37	10/27 at 100.00	N/R	407,028

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 5.750%, 12/01/35	12/25 at 100.00	N/R	$525,650
2,315	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	AA-	2,788,742
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
1,000	5.000%, 12/01/26 (AMT)	No Opt. Call	A	1,218,900
1,000	5.000%, 12/01/34 (AMT)	12/28 at 100.00	A	1,208,740
3,000	5.000%, 12/01/35 (AMT)	12/28 at 100.00	A	3,610,800
1,050	Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49	6/24 at 103.00	N/R	1,082,938
100	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	100,814
500	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	516,305
500	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	501,265
1,305	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	1,348,313
1,865	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2016A, 5.000%, 11/01/46	11/26 at 100.00	Aa2	2,197,194
495	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	7/19 at 100.00	N/R	481,051
1,500	Velocity Metropolitan District No 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019, 5.375%, 12/01/39	12/23 at 103.00	N/R	1,556,055
15,530	Total Colorado			17,543,795
	Connecticut – 0.4%
200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	7/19 at 100.00	Caa1	197,104
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/46	9/26 at 100.00	BB	105,851
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,114,390
1,300	Total Connecticut			1,417,345
	Delaware – 0.0%
35	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	BBB-	38,938
	District of Columbia – 0.2%
125	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	139,984

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$415	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26 (AMT)	No Opt. Call	AA-	$506,130
540	Total District of Columbia			646,114
	Florida – 7.4%
3,000	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Healthcare Project, Series 2007A, 2.559%, 12/01/37 (3-Month LIBOR * 67% reference rate + 0.87% spread) (5)	7/19 at 100.00	A3	2,881,890
360	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016, 4.125%, 5/01/31	5/27 at 100.00	N/R	362,020
1,000	Beaumont Community Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1, 5.625%, 11/01/49, 144A	11/29 at 100.00	N/R	1,048,640
240	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.750%, 7/01/30	7/25 at 100.00	N/R	265,973
100	Capital Trust Agency, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc Projects, Series 2018A, 5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	103,774
1,000	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49, 144A	1/29 at 100.00	N/R	1,036,320
50	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018, 6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	51,690
2,160	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	2,327,141
100	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	102,806
500	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	518,700
100	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	104,617
500	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A	10/27 at 100.00	N/R	527,200
1,000	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A, 5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	1,033,240
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A, 4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	100,950
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A, 6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	512,630
1,510	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc Project, Series 2019, 5.000%, 5/01/29, 144A (AMT)	5/22 at 105.00	N/R	1,648,452
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
1,800	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	1/20 at 104.00	N/R	1,766,268
1,800	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/20 at 105.00	N/R	1,755,018
2,800	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/20 at 105.00	N/R	2,723,308

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$500	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1, 5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	$518,125
2,000	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A, 5.250%, 10/01/42	10/27 at 100.00	A3	2,392,200
180	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	187,583
1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25, 144A (AMT)	6/20 at 100.00	Baa2	1,019,580
100	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	101,947
160	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.500%, 5/01/40	5/29 at 100.00	N/R	158,496
1,090	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	1,273,218
200	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	200,456
500	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019, 5.250%, 5/01/49	5/29 at 100.00	N/R	519,025
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
100	4.625%, 5/01/39	5/29 at 100.00	N/R	100,033
200	4.750%, 5/01/50	5/29 at 100.00	N/R	198,068
100	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019, 4.625%, 5/01/39	5/29 at 100.00	N/R	100,386
24,750	Total Florida			25,639,754
	Georgia – 2.8%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
1,500	6.750%, 1/01/35	1/28 at 100.00	N/R	1,612,050
500	7.000%, 1/01/40	1/28 at 100.00	N/R	538,675
500	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/43	5/29 at 100.00	A3	581,180
1,500	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29	1/28 at 100.00	A-	1,831,245
1,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	BBB+	1,784,025
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A3	3,300,030
8,500	Total Georgia			9,647,205
	Guam – 0.7%
1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	BB	1,134,220

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
$1,100	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	$1,155,671
2,100	Total Guam			2,289,891
	Idaho – 0.3%
1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A, 5.000%, 3/01/36	9/28 at 100.00	A-	1,177,260
	Illinois – 1.1%
500	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.250%, 3/01/41	3/28 at 100.00	N/R	516,480
1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	1,172,740
100	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	100,967
485	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	510,977
250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (4)	10/25 at 100.00	AA-	286,558
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BBB-	1,072,680
3,335	Total Illinois			3,660,402
	Indiana – 2.1%
100	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.875%, 1/15/52, 144A	1/24 at 104.00	N/R	108,960
15	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	16,068
1,000	Gary, Indiana, Revenue Anticipation Notes, Series 2019, 5.000%, 2/25/20	7/19 at 100.00	N/R	990,080
2,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44	12/28 at 100.00	A1	2,125,820
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A3	1,110,520
110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B	112,228
560	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	579,393
2,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	A	2,274,520
6,785	Total Indiana			7,317,589
	Iowa – 0.5%
235	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B-	237,822
1,250	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50	12/22 at 103.00	B+	1,332,525
1,485	Total Iowa			1,570,347

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 1.7%
$2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	Baa1	$2,099,920
1,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	Baa2	1,133,260
2,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018, 5.000%, 5/01/27	No Opt. Call	A-	2,411,320
315	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A	320,966
5,315	Total Kentucky			5,965,466
	Louisiana – 0.2%
280	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A (WI/DD, Settling 7/23/19)	11/28 at 100.00	N/R	282,377
500	Louisiana Public Facilities Authority, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	506,695
780	Total Louisiana			789,072
	Maryland – 0.3%
500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (6)	7/19 at 100.00	N/R	316,875
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (6)	7/19 at 100.00	N/R	633,750
1,500	Total Maryland			950,625
	Massachusetts – 1.7%
165	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 5.000%, 10/01/47	10/22 at 105.00	BB+	179,627
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	Baa2	1,701,855
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	2,256,900
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/44	1/29 at 100.00	BBB+	1,603,195
5,040	Total Massachusetts			5,741,577
	Michigan – 1.6%
4,165	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A, 4.000%, 2/15/47	8/29 at 100.00	A1	4,463,880
1,000	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	1,194,570
5,165	Total Michigan			5,658,450
	Minnesota – 2.8%
495	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	531,140

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$1,400	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.750%, 7/01/46	7/25 at 100.00	N/R	$1,475,292
50	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	50,032
3,000	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.125%, 7/01/48	7/23 at 100.00	BB+	3,237,930
2,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A, 5.000%, 11/15/44	11/25 at 100.00	A2	2,256,920
1,135	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	1,248,602
30	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	N/R	18,329
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	1,037,250
9,110	Total Minnesota			9,855,495
	Missouri – 0.3%
1,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 5.250%, 6/01/39	6/24 at 100.00	N/R	1,019,890
	Montana – 0.3%
800	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/48	7/28 at 100.00	BBB	905,104
	Nevada – 0.5%
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
250	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	275,770
165	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	189,234
225	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38	12/25 at 100.00	BB	240,185
100	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	105,974
850	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49	12/28 at 100.00	N/R	880,498
1,590	Total Nevada			1,691,661
	New Hampshire – 0.3%
1,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B	1,030,160
50	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/34	2/28 at 100.00	A	59,975
1,050	Total New Hampshire			1,090,135

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 1.5%
$1,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.125%, 7/01/29	7/27 at 100.00	Baa2	$1,008,190
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
1,490	5.000%, 12/15/32	12/28 at 100.00	BBB+	1,748,038
1,000	5.000%, 12/15/33	12/28 at 100.00	BBB+	1,168,090
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 5.250%, 6/15/43	12/28 at 100.00	BBB+	1,152,820
4,490	Total New Jersey			5,077,138
	New York – 10.3%
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System Obligated Group Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	BBB+	1,078,570
2,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 5.000%, 3/15/41	3/28 at 100.00	AA+	2,402,020
1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A-	1,789,725
4,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series DD-2, 5.250%, 6/15/49	6/28 at 100.00	AA+	4,903,240
2,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	2,327,140
	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1:
1,200	5.000%, 12/01/40	12/28 at 100.00	AA	1,460,616
2,050	5.000%, 12/01/44	12/28 at 100.00	AA	2,484,211
3,000	New York City, New York, General Obligation Bonds, Fiscal 2019 Series E, 5.000%, 8/01/22	No Opt. Call	AA	3,336,030
1,500	New York City, New York, General Obligation Bonds, Series 2016A-1, 5.000%, 8/01/37 (UB)	8/26 at 100.00	AA	1,771,860
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	2,187,560
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
1,000	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa3	1,128,380
1,300	5.000%, 1/01/27 (AMT)	No Opt. Call	Baa3	1,556,880
1,300	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	1,582,009
55	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015, 5.000%, 1/01/22 (AMT)	No Opt. Call	Baa1	59,193
755	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	831,587
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36 (AMT)	4/27 at 100.00	AA-	1,185,020

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$3,610	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%, 11/15/49	5/29 at 100.00	AA-	$4,408,063
1,200	Westchester County Health Care Corporation, New York, Revenue Bonds, Senior Lien, Series 2000A, 5.000%, 11/01/30	11/21 at 100.00	BBB-	1,273,044
30,470	Total New York			35,765,148
	North Carolina – 1.2%
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018:
1,000	5.000%, 1/01/32 – AGM Insured	1/29 at 100.00	BBB-	1,231,070
1,000	5.000%, 1/01/33 – AGM Insured	1/29 at 100.00	BBB-	1,226,830
1,305	5.000%, 1/01/34 – AGM Insured	1/29 at 100.00	BBB-	1,591,434
3,305	Total North Carolina			4,049,334
	Ohio – 5.8%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
2,750	5.125%, 6/01/24	7/19 at 100.00	Caa3	2,664,283
4,615	5.750%, 6/01/34	7/19 at 100.00	Caa3	4,493,856
300	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (6)	No Opt. Call	N/R	276,000
1,420	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT) (WI/DD, Settling 7/11/19)	7/29 at 100.00	B3	1,518,931
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (6)	No Opt. Call	N/R	920,000
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (6)	No Opt. Call	N/R	2,760,000
1,025	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	B-	1,055,873
3,085	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (6)	No Opt. Call	N/R	2,838,200
2,765	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (6)	No Opt. Call	N/R	2,543,800
1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (6)	No Opt. Call	N/R	1,015,000
20,960	Total Ohio			20,085,943
	Oklahoma – 1.4%
2,000	Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A2	2,335,520

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
$2,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57	8/28 at 100.00	BB+	$2,369,920
4,000	Total Oklahoma			4,705,440
	Pennsylvania – 3.8%
180	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33	5/28 at 100.00	Ba3	206,086
175	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	191,558
100	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2019, 5.000%, 9/30/19, 144A	7/19 at 100.00	N/R	100,071
735	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/40	1/29 at 100.00	A2	896,950
200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Ba1	213,346
605	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/43	9/28 at 100.00	A	711,244
1,000	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	A	1,069,070
3,000	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	3,402,450
2,375	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2017, 5.000%, 5/01/33	11/27 at 100.00	A3	2,827,200
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38	5/28 at 100.00	A-	1,784,115
1,560	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/32	7/27 at 100.00	Ba1	1,763,299
11,430	Total Pennsylvania			13,165,389
	Puerto Rico – 3.6%
1,000	Employees Retirement System of the Government of the Commonwealth of Puerto Rico, Senior Pension Funding Bonds, Series 2008B, 6.550%, 7/01/58 (6)	7/19 at 100.00	D	480,000
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
500	6.125%, 7/01/24	No Opt. Call	C	518,125
600	6.000%, 7/01/38	7/19 at 100.00	C	606,000
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
2,000	5.000%, 7/01/21	No Opt. Call	C	2,027,500
2,500	5.000%, 7/01/22	No Opt. Call	C	2,540,625
550	5.250%, 7/01/42	7/22 at 100.00	C	556,187
30	6.000%, 7/01/47	7/22 at 100.00	C	30,863

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40	7/20 at 100.00	D	$1,587,500
175	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%, 7/01/27	7/19 at 100.00	D	137,375
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA, 3.978%, 7/01/24	7/20 at 100.00	D	393,750
1,375	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 3.895%, 7/01/20	No Opt. Call	D	1,079,375
100	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A, 4.123%, 7/01/43	7/23 at 100.00	D	80,750
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32	7/20 at 100.00	D	1,587,500
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28	7/19 at 100.00	D	786,250
14,330	Total Puerto Rico			12,411,800
	South Carolina – 4.1%
700	Columbia, South Carolina, Stormwater System Revenue Bonds, City Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48	2/28 at 100.00	Aa2	844,452
2,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	2,191,060
1,000	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	1,059,170
2,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48	5/28 at 100.00	A	2,318,800
1,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A-	1,143,960
1,500	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A-	1,601,025
1,730	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/34	6/24 at 100.00	A-	1,944,312
1,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A-	1,645,365
1,000	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/29 (AMT)	7/28 at 100.00	A+	1,244,650
250	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/31	12/23 at 100.00	N/R	260,940
12,680	Total South Carolina			14,253,734
	Tennessee – 0.8%
1,000	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/33	7/23 at 100.00	Baa1	1,110,330
100	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 0.000%, 6/15/47, 144A (6)	6/27 at 100.00	N/R	60,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$1,450	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2017A, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	5/23 at 100.43	A3	$1,554,893
2,550	Total Tennessee			2,725,223
	Texas – 5.3%
3,000	Bexar County, Texas, Certificates of Obligation, Combination Tax & Revenue Series 2018, 4.000%, 6/15/45	6/28 at 100.00	AAA	3,315,750
1,500	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2017B, 2.500%, 8/15/43	8/20 at 100.00	AAA	1,502,580
100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	103,899
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	BB	2,213,860
225	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.875%, 9/01/44, 144A	9/29 at 100.00	N/R	223,855
2,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/48	5/28 at 100.00	A	2,378,340
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
500	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	501,480
500	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	501,460
1,000	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	1,070,540
655	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (AMT)	12/23 at 103.00	N/R	670,648
275	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (6)	1/26 at 102.00	N/R	247,500
25	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	26,117
145	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	CCC	136,571
1,490	Stephen F Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 10/15/42	10/28 at 100.00	A1	1,782,830
2,500	Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds, Texas, Christus Health, Refunding Series 2018B, 5.000%, 7/01/35	1/29 at 100.00	A+	3,028,925
1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 0.000%, 11/15/45 (6)	11/25 at 100.00	D	700,000
16,915	Total Texas			18,404,355
	Utah – 1.5%
250	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT)	12/27 at 100.00	N/R	250,168

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A:
$1,000	5.000%, 7/01/43 (AMT)	7/28 at 100.00	A2	$1,179,950
1,000	5.250%, 7/01/48 (AMT)	7/28 at 100.00	A2	1,198,920
2,500	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2018B-1, 5.000%, 5/15/56 (Mandatory Put 8/01/22)	5/22 at 100.00	AA+	2,740,450
4,750	Total Utah			5,369,488
	Virgin Islands – 0.1%
500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	Caa3	500,000
	Virginia – 1.7%
250	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	261,250
3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	3,192,750
100	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	107,986
100	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	119,326
2,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/49 (AMT)	6/27 at 100.00	Baa3	2,255,180
5,450	Total Virginia			5,936,492
	Washington – 1.1%
1,615	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	A+	1,946,527
1,070	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series 2015, 5.000%, 12/01/45	12/25 at 100.00	AA-	1,234,641
500	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	546,925
200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	219,964
3,385	Total Washington			3,948,057
	West Virginia – 0.4%
100	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	108,183
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/43	1/29 at 100.00	BBB+	1,157,460
1,100	Total West Virginia			1,265,643

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 3.2%
$135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	$138,638
250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	259,320
100	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	100,540
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
3	0.000%, 1/01/47, 144A	No Opt. Call	N/R	101
3	0.000%, 1/01/48, 144A	No Opt. Call	N/R	87
3	0.000%, 1/01/49, 144A	No Opt. Call	N/R	85
3	0.000%, 1/01/50, 144A	No Opt. Call	N/R	82
2	0.000%, 1/01/51, 144A	No Opt. Call	N/R	80
3	0.000%, 1/01/52, 144A	No Opt. Call	N/R	103
3	0.000%, 1/01/53, 144A	No Opt. Call	N/R	101
3	0.000%, 1/01/54, 144A	No Opt. Call	N/R	97
3	0.000%, 1/01/55, 144A	No Opt. Call	N/R	95
3	0.000%, 1/01/56, 144A	No Opt. Call	N/R	92
143	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	136,864
3	0.000%, 1/01/57, 144A	No Opt. Call	N/R	102
3	0.000%, 1/01/58, 144A	No Opt. Call	N/R	99
3	0.000%, 1/01/59, 144A	No Opt. Call	N/R	96
3	0.000%, 1/01/60, 144A	No Opt. Call	N/R	93
3	0.000%, 1/01/61, 144A	No Opt. Call	N/R	92
3	0.000%, 1/01/62, 144A	No Opt. Call	N/R	89
3	0.000%, 1/01/63, 144A	No Opt. Call	N/R	86
3	0.000%, 1/01/64, 144A	No Opt. Call	N/R	84
3	0.000%, 1/01/65, 144A	No Opt. Call	N/R	82
3	0.000%, 1/01/66, 144A	No Opt. Call	N/R	88
35	0.000%, 1/01/67, 144A	No Opt. Call	N/R	1,061
1,000	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,028,560
1,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	1,181,450
105	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	108,500
	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017:
1,000	5.000%, 9/30/37 (AMT)	9/27 at 100.00	BBB-	1,162,880
2,000	5.000%, 9/30/49 (AMT)	9/27 at 100.00	BBB-	2,275,820

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$500	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	$567,915
1,100	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/49	6/26 at 100.00	N/R	1,133,495
3,500	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine - COCA Escrow Fund, Taxable Series 2019, 1.792%, 12/01/26, 144A	12/25 at 100.00	N/R	2,051,700
1,000	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A	12/28 at 100.00	BBB-	1,071,250
11,927	Total Wisconsin			11,219,827
$335,717	Total Municipal Bonds (cost $332,903,466)			352,243,712

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.1%
	Industrials – 0.0%
$18	EWM P1 LLC (6), (7)	15.000%	9/01/28	N/R	$12,606
45	EWM P1 LLC (cash 13.750%, PIK 1.250%) (6), (7)	15.000%	9/01/28	N/R	32,793
63	Total Industrials				45,399
	Real Estate – 0.1%
300	Zilkha Biomass Selma LLC	10.000%	8/01/38	N/R	317,713
$363	Total Corporate Bonds (cost $363,337)				363,112
	Total Long-Term Investments (cost $333,266,803)				352,606,824
	Floating Rate Obligations – (1.1)%				(3,800,000)
	Other Assets Less Liabilities – (0.7)% (8)				(2,402,987)
	Net Assets – 100%				$346,403,837
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(283)	9/19	$(35,293,364)	$(36,215,156)	$(921,792)	$(8,844)

Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (9)	Current Credit Spread (10)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	2.06%	$2,500,000	1.000%	Quarterly	6/21/21	$(40,713)	$(114,929)	$74,215

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$352,243,712	$ —	$352,243,712
Corporate Bonds	—	317,713	45,399	363,112
Investments in Derivatives:
Futures Contracts*	(921,792)	—	—	(921,792)
Credit Default Swaps*	—	74,215	—	74,215
Total	$(921,792)	$352,635,640	$45,399	$351,759,247

*	Represents net unrealized appreciation (depreciation).

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(9)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(10)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.